Prospectus dated August 1, 2016

TICKER SYMBOLS by Share Class
FUND	A	B	C	I	R	Advisor
Pacific FundsSM Portfolio Optimization Conservative	POAAX	POABX	POACX	N/A	POARX	PLCDX
Pacific FundsSM Portfolio Optimization Moderate-Conservative	POBAX	POBBX	POBCX	N/A	POBRX	PMCDX
Pacific FundsSM Portfolio Optimization Moderate	POCAX	POMBX	POMCX	N/A	POCRX	POMDX
Pacific FundsSM Portfolio Optimization Growth	PODAX	PODBX	PODCX	N/A	PODRX	PMADX
Pacific FundsSM Portfolio Optimization Aggressive-Growth	POEAX	POEBX	POCEX	N/A	POERX	POEDX
Pacific FundsSM Short Duration Income	PLADX	N/A	PLCSX	PLSDX	N/A	PLDSX
Pacific FundsSM Core Income	PLIAX	N/A	PLNCX	PLIIX	N/A	PLIDX
Pacific FundsSM Strategic Income	PLSTX	N/A	PLCNX	PLSRX	N/A	PLSFX
Pacific FundsSM Floating Rate Income	PLFLX	N/A	PLBCX	PLFRX	N/A	PLFDX
Pacific FundsSM Limited Duration High Income	PLLDX	N/A	PLLCX	PLLIX	N/A	PLLYX
Pacific FundsSM High Income	PLAHX	N/A	PLCHX	PLHIX	N/A	PLHYX
Pacific FundsSM Diversified Alternatives	PLALX	N/A	PLCLX	N/A	N/A	PLDLX

TICKER SYMBOLS by Share Class
FUND	A	C	Advisor	Investor
Pacific FundsSM Large-Cap	PFLAX	PFCCX	PFCDX	PFCRX
Pacific FundsSM Large-Cap Value	PFAAX	PFVCX	PFVDX	PFVRX
Pacific FundsSM Small/Mid-Cap	PFDAX	PFPCX	PFMDX	PFIRX
Pacific FundsSM Small-Cap	PFKAX	PFACX	PFQDX	PFBRX
Pacific FundsSM Small-Cap Value	PFEAX	PFHCX	PFFDX	PFQRX
Pacific FundsSM Small-Cap Growth	PFMAX	PFMCX	PFWDX	PFWRX

You should be aware that the U.S. Securities and Exchange Commission (“SEC”) and the Commodity Futures Trading Commission (“CFTC”) have not approved or disapproved of the securities or passed upon the accuracy or adequacy of the disclosure in this prospectus. It is a criminal offense to say otherwise.

Table of Contents

Fund Summaries

Pacific Funds Portfolio Optimization Conservative	4
Pacific Funds Portfolio Optimization Moderate-Conservative	11
Pacific Funds Portfolio Optimization Moderate	17
Pacific Funds Portfolio Optimization Growth	23
Pacific Funds Portfolio Optimization Aggressive-Growth	29
Pacific Funds Short Duration Income	34
Pacific Funds Core Income	38
Pacific Funds Strategic Income	42
Pacific Funds Floating Rate Income	46
Pacific Funds Limited Duration High Income	50
Pacific Funds High Income	54
Pacific Funds Diversified Alternatives	58
Pacific Funds Large-Cap	65
Pacific Funds Large-Cap-Value	68
Pacific Funds Small/Mid-Cap	71
Pacific Funds Small-Cap	74
Pacific Funds Small-Cap Value	77
Pacific Funds Small-Cap Growth	80
Additional Summary Information	83
Additional Information About Principal Investment Strategies and Principal Risks	83
Portfolio Optimization Funds	84
Pacific Funds Short Duration Income	86
Pacific Funds Core Income	87
Pacific Funds Strategic Income	88
Pacific Funds Floating Rate Income	88
Pacific Funds Limited Duration High Income	89
Pacific Funds High Income	90
Pacific Funds Diversified Alternatives	90
Pacific Funds Large-Cap	91
Pacific Funds Large-Cap Value	92
Pacific Funds Small/Mid-Cap	92
Pacific Funds Small-Cap	93
Pacific Funds Small-Cap Value	93
Pacific Funds Small-Cap Growth	93
General Investment Information	94
Additional Risk Information	95
Additional Information About Fees and Expenses	104
Additional Information About Shareholder Fees	105
Additional Information About Operating Expenses	106
Shareholder Account Information	107
Overview of the Share Classes	108
Share Class Eligibility	109
Distribution and/or Service Fees	109
Initial Sales Charges (Class A Shares Only)	109
Sales Charges — Waivers and Reductions	111
Contingent Deferred Sales Charges (“CDSCs”)	112
Purchasing Shares	113
How to Purchase Shares	115
Redeeming Shares	117
Selling Shares	117
Exchanging Shares	118
Additional Information About Fund Performance	119
Manager Changes, Name Changes and/or Related Investment Policy Changes by Fund	119
Index Definitions	119
Other Fund Information	121

Execution of Your Requests	121
How Share Prices Are Calculated	122
Security and Shareholder Protection	123
Prevention of Disruptive Trading	123
Dividends and Distributions	124
Distribution and Servicing Arrangements	125
General Summary of Tax Consequences	126
Document Delivery	127
Fund Organization	127
About Management	128
Performance of Comparable Accounts	132
About the Comparable Account Presentations	132
Financial Highlights	140

Where To Go For More Information	back cover of this prospectus

Trademarks and service marks (“Marks”) regarding Pacific Funds are owned and/or registered by Pacific Life Insurance Company or its affiliates. Third-party Marks belong to their respective owners.

Pacific FundsSM Portfolio Optimization Conservative

Investment Goal

This Fund seeks current income and preservation of capital.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	B	C	R	Advisor
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	B	C	R	Advisor
Management Fee	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.22%	0.22%	0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses[1]	0.72%	0.72%	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses	1.39%	2.14%	2.14%	1.64%	1.14%
Less Expense Reimbursement[2]	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.32%	2.07%	2.07%	1.57%	1.07%

1  Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

2 The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2017, and 0.30% from 8/1/2017 through 7/31/2023 for Class A, B, C, R and Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Share Class
	A	B	C	R	Advisor
1 year	$ 677	$ 710	$ 310	$ 160	$ 109
3 years	$ 959	$1,063	$ 663	$ 510	$ 355
5 years	$1,262	$1,343	$1,143	$ 885	$ 621
10 years	$2,121	$2,276	$2,467	$1,938	$1,380

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Share Class
	A	B	C	R	Advisor
1 year	$ 677	$ 210	$ 210	$ 160	$ 109
3 years	$ 959	$ 663	$ 663	$ 510	$ 355
5 years	$1,262	$1,143	$1,143	$ 885	$ 621
10 years	$2,121	$2,276	$2,467	$1,938	$1,380

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2016, the portfolio turnover rate was 42% of the average value of the Fund.

Principal Investment Strategies

This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Underlying Funds”). Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
70-85%	15-30%

Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through a multi-step process that includes:

(1) Asset Allocation/Portfolio Construction—PLFA manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal. Within each broad asset class, there are narrower asset class categories (the “asset class categories”) which are used to develop the Model. The allocations for the broad asset classes and narrower asset class categories are taken into consideration in developing the Model. The broad equity asset class includes asset class categories such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging market equities. The broad debt asset class includes asset class categories such as investment grade bonds, high yield/high risk bonds, bank loans, international debt and emerging market debt.

PLFA then determines the amount of the Fund’s assets to invest in each Underlying Fund in order to obtain the broad asset class exposures and asset class category exposures designated by the Model for the Fund.

PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the asset class category allocations, and/or the allocations to the Underlying Funds, at any time as they deem necessary, based on PLFA’s views of market conditions, its outlook for various asset class categories or other factors.

In addition, PLFA may engage in dynamic positioning for the Fund by further adjusting the Model to any point within the above ranges, as deemed necessary, to reflect a shorter term view of the markets or a particular asset class category, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to its Underlying Fund allocations to reflect the updated broad asset class and asset class category allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.

(2) Manager Oversight—PLFA monitors and evaluates the Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the Underlying Fund it manages.

(3) Investment Risk Management—PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.

Investments of the Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; non-U.S. debt securities, including emerging market debt; debt instruments of varying duration; high yield/high risk bonds; floating rate loans; and inflation-indexed bonds.

Investments of the Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; stocks of companies with a history of paying dividends; sector-specific stocks; and domestic and non-U.S. stocks, including emerging market stocks.

The Fund may invest in “alternative strategies” which typically seek one or more of the following: (1) low to moderate correlation to traditional equity and debt investments; (2) to reduce losses during adverse and volatile market conditions; or (3) to outperform the broad equity or debt markets over a complete market cycle. Alternative strategies used by the Underlying Funds may include, for example, currency strategies, long/short equity strategies, and absolute return strategies. PLFA considers an alternative strategy’s return or other characteristics in determining whether it belongs to the broad debt or equity asset class.

Certain Underlying Funds may also use derivatives such as: forwards; futures contracts and options on securities, indices, currencies and other investments; and swaps (including interest rate, cross-currency, total return and credit default swaps). An Underlying Fund may use derivatives generally as a substitute for direct investment in a security, to attempt to hedge or reduce risk or to seek to enhance investment returns.

The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

The Fund may invest a significant portion of its assets in any single Underlying Fund. PLFA has sole discretion in selecting the Underlying Funds for investment and may adjust the Fund’s allocations to the Underlying Funds, including adding or removing Underlying Funds, as it deems appropriate to meet the Fund’s investment goal.

For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the prospectus.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Underlying Funds that invest primarily in debt instruments, this Fund has more exposure to Debt Securities Risk than other Portfolio Optimization Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. In addition, the Fund is subject to the following principal risks:

• Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you may lose money and/or experience price volatility risk. Because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, PLFA estimates each Underlying Fund’s investment exposures to determine the Fund’s allocations to the Underlying Fund. As a result, the Fund’s actual allocation to an Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance of and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA may be influenced by its view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.

Principal Risks from Holdings in Underlying Funds

• Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact an Underlying Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce an Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

• Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund’s investments in that foreign currency and investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.

• Derivatives Risk: Derivatives may be riskier than other types of investments and may increase an Underlying Fund’s volatility. Derivatives may experience large, sudden or unpredictable changes in liquidity and may be difficult to sell or unwind. Derivatives can also create investment exposure that exceeds the initial amount invested (leverage risk) - consequently, derivatives may experience very large swings in value. An Underlying Fund may lose more money using derivatives than it would have lost if it had invested directly in the underlying security or asset on which the value of a derivative is based. Derivative contracts that are privately negotiated are also subject to counterparty risk, meaning that if the counterparty’s financial condition declines, the counterparty may be unable to satisfy its obligations under the contract in a timely manner, if at all, resulting in a potential decline in value of the contract and potential losses to the Underlying Fund. Derivatives may not perform as expected, so an Underlying Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. Derivatives may be difficult to value and may expose the Fund to risks of mispricing. In addition, derivatives are subject to extensive government regulation, which may change frequently and impact an Underlying Fund significantly.

• Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods, which may result in cash proceeds not being immediately available to an Underlying Fund. As a result, an Underlying Fund that invests in floating rate loans may be subject to greater liquidity risk than an Underlying Fund that does not invest in floating rate loans. Investments in floating rate loans are typically in the form of a participation or assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. Investors in a loan participation may participate in such syndications, or buy part of a loan, becoming a part lender. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with the financial intermediary that syndicated the loan. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, an Underlying Fund could experience delays in receiving payments or suffer a loss. In an assignment, an Underlying Fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Declines in interest rates may increase borrowers’ prepayments of debt obligations and require an Underlying Fund to reinvest these assets at lower yields which could reduce returns. In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Investments in junior loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.

Although the overall size and number of participants in the market for floating rate loans (or bank loans) has grown over the past decade, floating rate loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of floating rate loans are generally subject to contractual restrictions that must be satisfied before a floating rate loan can be bought or sold. These restrictions may impede an Underlying Fund’s ability to buy or sell floating rate loans, negatively impact the transaction price, and impede an Underlying Fund’s ability to timely vote or otherwise act with respect to floating rate loans. As a result, it may take longer than seven days for transactions in floating rate loans to settle, which may make it more difficult for an Underlying Fund to raise cash to pay investors when they redeem their shares in an Underlying Fund. The Underlying Fund may be adversely affected by having to sell other investments at an unfavorable time and/or under unfavorable conditions, hold cash, temporarily borrow from banks or other lenders or take other actions to meet short-term liquidity needs in order to satisfy redemption requests from Fund shareholders.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan, which may not be deemed to be a security in certain circumstances and, as a result, could increase the risk of investing in loans.

• Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

• Forwards and Futures Contracts Risk: Forwards and futures contracts are derivative contracts that obligate a purchaser to purchase, and a seller to sell, a specific amount of an asset (e.g., a currency or security) at a specified future date and price. Because forward contracts are privately negotiated, unlike exchange-traded futures contracts, they are subject to greater risk of default or bankruptcy by a counterparty, which could result in adverse market impact, expenses or delays in connection with the purchase or sale of the asset underlying the forward contract. An Underlying Fund may also miss the opportunity of obtaining a price or yield considered to be advantageous. In addition to derivatives risk, an Underlying Fund’s ability to close out of a forward or futures contract position is dependent on the liquidity of the secondary forward or futures market. There is also a risk of imperfect correlation between the change in market value of the instruments held by an Underlying Fund and the price of the forward or futures contract, as well as losses caused by unanticipated market movements, which are potentially unlimited. Because these contracts allow an Underlying Fund to establish a fixed price (for an asset) or a fixed rate of exchange (for a currency) at a future point in time, they do not eliminate fluctuations in the value of the asset or currency and can have the effect of minimizing opportunities for gain or incurring a loss for the Fund.

• Geographic Focus Risk: If an Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund’s performance. As a result, the Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

• Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.

• High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions and expectations about the foregoing. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt instruments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Although large-capitalization companies tend to have stabler prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

• Leverage Risk: Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed an Underlying Fund’s principal amount invested. Leverage can magnify an Underlying Fund’s gains and losses and therefore increase its volatility. The use of leverage may result in an Underlying Fund having to liquidate holdings when it may not be advantageous to do so.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which an Underlying Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact an Underlying Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid. These securities are also subject to extension risk, where borrowers or issuers may pay principal later than expected, causing these securities to lengthen in duration and be more volatile in rising interest rate conditions. These securities are also subject to prepayment and call risk, where borrowers or issuers, respectively, may pay principal sooner than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Options Risk: An option is a derivative contract where, for a premium payment or fee, the purchaser of the option is given the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. In addition to derivatives risk, an Underlying Fund is subject to the risk of losing the premium it paid to purchase the option if the price of the underlying security or other asset decreases or remains the same (for a call option) or increases or remains the same (for a put option). If a call or put option that an Underlying Fund purchases were allowed to expire without being sold or exercised, its premium would be a loss to an Underlying Fund. An Underlying Fund’s ability to exercise or sell the options is dependent on the liquidity of the option market.

• Price Volatility Risk: To the extent an Underlying Fund invests in investments whose value may go up or down rapidly or unpredictably, the Underlying Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Short Exposure Risk: Taking a short position using derivative instruments in anticipation of a decline in the market price of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price in the future (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Using derivatives to take short positions is also subject to leverage risk.

• Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular foreign currency, or in a “basket” of securities representing a certain index, or at a specific interest rate. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are required to be cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. Credit default swaps have heightened liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other sign of financial difficulty).

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

• Value Companies Risk: Value companies are those that are thought to be undervalued and perceived as trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to two broad-based market indices that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, the returns of a composite benchmark, the Pacific Funds Portfolio Optimization Conservative Composite Benchmark, are presented. The composite benchmark is comprised of 71% Barclays U.S. Aggregate Bond, 17% S&P 500, 7% BofA Merrill Lynch U.S. 3-Month Treasury Bill, and 5% MSCI EAFE (Net) Indices. It reflects broad debt and equity asset class allocations for the Fund in the current Model (the broad equity asset class being represented generally by benchmarks for domestic and international equity) and thus has replaced the former composite, which returns are also shown in the table. The Fund’s current Model was implemented on July 29, 2016, and changed the Fund’s broad asset class allocations. Accordingly, performance figures shown for periods before that date represent performance of the Fund’s previous asset class allocations. The bar chart shows the performance of the Fund’s Class A shares.

Sales charges applicable to Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects expense limitations that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).

Calendar Year Total Returns (%)1

1 Class A return for the period 1/1/16 through 6/30/16: 3.51%

Best and worst quarterly performance reflected within the bar chart: Q2 2009: 8.29%; Q3 2008: (4.95%)

Average Annual Total Returns (For the periods ended December 31, 2015)	1 year	5 years	10 years	Since Inception
Class A (incepted December 31, 2003) (before taxes)	(6.41%)	2.03%	3.61%	N/A
Class A (after taxes on distributions)	(7.58%)	0.94%	2.37%	N/A
Class A (after taxes on distributions and sale of Fund shares)	(3.36%)	1.27%	2.42%	N/A
Class B (incepted December 31, 2003) (before taxes)	(6.51%)	2.10%	3.64%	N/A
Class C (incepted December 31, 2003) (before taxes)	(2.79%)	2.45%	3.48%	N/A
Class R (incepted September 30, 2005) (before taxes)	(1.29%)	2.95%	3.97%	N/A
Advisor Class (incepted December 31, 2012) (before taxes)	(0.87%)	N/A	N/A	1.76%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	0.55%	3.25%	4.51%	N/A
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%	N/A
Pacific Funds Portfolio Optimization Conservative Composite Benchmark (reflects no deductions for fees, expenses or taxes)	0.77%	4.73%	4.92%	N/A
Former Pacific Funds Portfolio Optimization Conservative Composite Benchmark (reflects no deductions for fees, expenses or taxes)	0.68%	5.19%	4.99%	N/A

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management

Investment Adviser – Pacific Life Fund Advisors LLC. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since Inception
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2006
Max Gokhman, Assistant Vice President and Portfolio Manager	Since 2015
Samuel S. Park, Investment Consultant and Portfolio Manager	Since 2013

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 83 in this prospectus.

Pacific FundsSM Portfolio Optimization Moderate-Conservative

Investment Goal

This Fund seeks current income and moderate growth of capital.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	B	C	R	Advisor
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	B	C	R	Advisor
Management Fee	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.22%	0.22%	0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses[1]	0.77%	0.77%	0.77%	0.77%	0.77%
Total Annual Fund Operating Expenses	1.44%	2.19%	2.19%	1.69%	1.19%
Less Expense Reimbursement[2]	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.37%	2.12%	2.12%	1.62%	1.12%

1  Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

2 The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2017, and 0.30% from 8/1/2017 through 7/31/2023 for Class A, B, C, R and Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Share Class
	A	B	C	R	Advisor
1 year	$ 682	$ 715	$ 315	$ 165	$ 114
3 years	$ 974	$1,078	$ 678	$ 526	$ 371
5 years	$1,287	$1,368	$1,168	$ 911	$ 648
10 years	$2,174	$2,328	$2,518	$1,992	$1,437

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Share Class
	A	B	C	R	Advisor
1 year	$ 682	$ 215	$ 215	$ 165	$ 114
3 years	$ 974	$ 678	$ 678	$ 526	$ 371
5 years	$1,287	$1,168	$1,168	$ 911	$ 648
10 years	$2,174	$2,328	$2,518	$1,992	$1,437

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2016, the portfolio turnover rate was 34% of the average value of the Fund.

Principal Investment Strategies

This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Underlying Funds”). Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
50-70%	30-50%

Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through a multi-step process that includes:

(1) Asset Allocation/Portfolio Construction—PLFA manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal. Within each broad asset class, there are narrower asset class categories (the “asset class categories”) which are used to develop the Model. The allocations for the broad asset classes and narrower asset class categories are taken into consideration in developing the Model.

The broad equity asset class includes asset class categories such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging market equities. The broad debt asset class includes asset class categories such as investment grade bonds, high yield/high risk bonds, bank loans, international debt and emerging market debt.

PLFA then determines the amount of the Fund’s assets to invest in each Underlying Fund in order to obtain the broad asset class exposures and asset class category exposures designated by the Model for the Fund.

PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the asset class category allocations, and/or the allocations to the Underlying Funds, at any time as they deem necessary, based on PLFA’s views of market conditions, its outlook for various asset class categories or other factors.

In addition, PLFA may engage in dynamic positioning for the Fund by further adjusting the Model to any point within the above ranges, as deemed necessary, to reflect a shorter term view of the markets or a particular asset class category, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to its Underlying Fund allocations to reflect the updated broad asset class and asset class category allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.

(2) Manager Oversight—PLFA monitors and evaluates the Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the Underlying Fund it manages.

(3) Investment Risk Management—PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.

Investments of the Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; non-U.S. debt securities, including emerging market debt; debt instruments of varying duration; high yield/high risk bonds; floating rate loans; and inflation-indexed bonds.

Investments of the Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; stocks of companies with a history of paying dividends; sector-specific stocks; and domestic and non-U.S. stocks, including emerging market stocks.

The Fund may invest in “alternative strategies” which typically seek one or more of the following: (1) low to moderate correlation to traditional equity and debt investments; (2) to reduce losses during adverse and volatile market conditions; or (3) to outperform the broad equity or debt markets over a complete market cycle. Alternative strategies used by the Underlying Funds may include, for example, currency strategies, long/short equity strategies, and absolute return strategies. PLFA considers an alternative strategy’s return or other characteristics in determining whether it belongs to the broad debt or equity asset class.

Certain Underlying Funds may also use derivatives such as: forwards; futures contracts and options on securities, indices, currencies and other investments; and swaps (including interest rate, cross-currency, total return and credit default swaps). An Underlying Fund may use derivatives generally as a substitute for direct investment in a security, to attempt to hedge or reduce risk or to seek to enhance investment returns.

The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

The Fund may invest a significant portion of its assets in any single Underlying Fund. PLFA has sole discretion in selecting the Underlying Funds for investment and may adjust the Fund’s allocations to the Underlying Funds, including adding or removing Underlying Funds, as it deems appropriate to meet the Fund’s investment goal.

For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the prospectus.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Underlying Funds that invest primarily in debt instruments, this Fund has more exposure to Debt Securities Risk than other Portfolio Optimization Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. In addition, the Fund is subject to the following principal risks:

• Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you may lose money and/or experience price volatility risk. Because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, PLFA estimates each Underlying Fund’s investment exposures to determine the Fund’s allocations to the Underlying Fund. As a result, the Fund’s actual allocation to an Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance of and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA may be influenced by its view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.

Principal Risks from Holdings in Underlying Funds

• Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact an Underlying Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce an Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

• Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund’s investments in that foreign currency and investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.

• Derivatives Risk: Derivatives may be riskier than other types of investments and may increase an Underlying Fund’s volatility. Derivatives may experience large, sudden or unpredictable changes in liquidity and may be difficult to sell or unwind. Derivatives can also create investment exposure that exceeds the initial amount invested (leverage risk) - consequently, derivatives may experience very large swings in value. An Underlying Fund may lose more money using derivatives than it would have lost if it had invested directly in the underlying security or asset on which the value of a derivative is based. Derivative contracts that are privately negotiated are also subject to counterparty risk, meaning that if the counterparty’s financial condition declines, the counterparty may be unable to satisfy its obligations under the contract in a timely manner, if at all, resulting in a potential decline in value of the contract and potential losses to the Underlying Fund. Derivatives may not perform as expected, so an Underlying Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. Derivatives may be difficult to value and may expose the Fund to risks of mispricing. In addition, derivatives are subject to extensive government regulation, which may change frequently and impact an Underlying Fund significantly.

• Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

• Forwards and Futures Contracts Risk: Forwards and futures contracts are derivative contracts that obligate a purchaser to purchase, and a seller to sell, a specific amount of an asset (e.g., a currency or security) at a specified future date and price. Because forward contracts are privately negotiated, unlike exchange-traded futures contracts, they are subject to greater risk of default or bankruptcy by a counterparty, which could result in adverse market impact, expenses or delays in connection with the purchase or sale of the asset underlying the forward contract. An Underlying Fund may also miss the opportunity of obtaining a price or yield considered to be advantageous. In addition to derivatives risk, an Underlying Fund’s ability to close out of a forward or futures contract position is dependent on the liquidity of the secondary forward or futures market. There is also a risk of imperfect correlation between the change in market value of the instruments held by an Underlying Fund and the price of the forward or futures contract, as well as losses caused by unanticipated market movements, which are potentially unlimited. Because these contracts allow an Underlying Fund to establish a fixed price (for an asset) or a fixed rate of exchange (for a currency) at a future point in time, they do not eliminate fluctuations in the value of the asset or currency and can have the effect of minimizing opportunities for gain or incurring a loss for the Fund.

• Geographic Focus Risk: If an Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund’s performance. As a result, the Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

• Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.

• High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions and expectations about the foregoing. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt instruments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Although large-capitalization companies tend to have stabler prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

• Leverage Risk: Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed an Underlying Fund’s principal amount invested. Leverage can magnify an Underlying Fund’s gains and losses and therefore increase its volatility. The use of leverage may result in an Underlying Fund having to liquidate holdings when it may not be advantageous to do so.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which an Underlying Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact an Underlying Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, causing these securities to lengthen in duration and be more volatile in rising interest rate conditions, and prepayment and call risk, where borrowers or issuers, respectively, may pay principal sooner than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Options Risk: An option is a derivative contract where, for a premium payment or fee, the purchaser of the option is given the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. In addition to derivatives risk, an Underlying Fund is subject to the risk of losing the premium it paid to purchase the option if the price of the underlying security or other asset decreases or remains the same (for a call option) or increases or remains the same (for a put option). If a call or put option that an Underlying Fund purchases were allowed to expire without being sold or exercised, its premium would be a loss to an Underlying Fund. An Underlying Fund’s ability to exercise or sell the options is dependent on the liquidity of the option market.

• Price Volatility Risk: To the extent an Underlying Fund invests in investments whose value may go up or down rapidly or unpredictably, the Underlying Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Short Exposure Risk: Taking a short position using derivative instruments in anticipation of a decline in the market price of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price in the future (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Using derivatives to take short positions is also subject to leverage risk.

• Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular foreign currency, or in a “basket” of securities representing a certain index, or at a specific interest rate. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are required to be cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. Credit default swaps have heightened liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other sign of financial difficulty).

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

• Value Companies Risk: Value companies are those that are thought to be undervalued and perceived as trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to two broad-based market indices that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, the returns of a composite benchmark, the Pacific Funds Portfolio Optimization Moderate-Conservative Composite Benchmark, are presented. The composite benchmark is comprised of 55% Barclays U.S. Aggregate Bond, 30% S&P 500, 10% MSCI EAFE (Net), and 5% BofA Merrill Lynch U.S. 3-Month Treasury Bill Indices. It reflects broad debt and equity asset class allocations for the Fund in the current Model (the broad equity asset class being represented generally by benchmarks for domestic and international equity). The bar chart shows the performance of the Fund’s Class A shares.

Sales charges applicable to Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects expense limitations that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).

Calendar Year Total Returns (%)1

1 Class A return for the period 1/1/16 through 6/30/16: 2.92%

Best and worst quarterly performance reflected within the bar chart: Q2 2009: 11.34%; Q4 2008: (8.96%)

Average Annual Total Returns (For the periods ended December 31, 2015)	1 year	5 years	10 years	Since Inception
Class A (incepted December 31, 2003) (before taxes)	(6.40%)	3.18%	3.94%	N/A
Class A (after taxes on distributions)	(7.89%)	2.23%	2.89%	N/A
Class A (after taxes on distributions and sale of Fund shares)	(2.99%)	2.22%	2.80%	N/A
Class B (incepted December 31, 2003) (before taxes)	(6.38%)	3.26%	3.97%	N/A
Class C (incepted December 31, 2003) (before taxes)	(2.64%)	3.60%	3.81%	N/A
Class R (incepted September 30, 2005) (before taxes)	(1.17%)	4.08%	4.30%	N/A
Advisor Class (incepted December 31, 2012) (before taxes)	(0.71%)	N/A	N/A	3.74%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	0.55%	3.25%	4.51%	N/A
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%	N/A
Pacific Funds Portfolio Optimization Moderate-Conservative Composite Benchmark (reflects no deductions for fees, expenses or taxes)	0.89%	6.03%	5.34%	N/A

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management

Investment Adviser – Pacific Life Fund Advisors LLC. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since Inception
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2006
Max Gokhman, Assistant Vice President and Portfolio Manager	Since 2015
Samuel S. Park, Investment Consultant and Portfolio Manager	Since 2013

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 83 in this prospectus.

Pacific FundsSM Portfolio Optimization Moderate

Investment Goal

This Fund seeks long-term growth of capital and low to moderate income.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	B	C	R	Advisor
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	B	C	R	Advisor
Management Fee	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.21%	0.21%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses[1]	0.81%	0.81%	0.81%	0.81%	0.81%
Total Annual Fund Operating Expenses	1.47%	2.22%	2.22%	1.72%	1.22%
Less Expense Reimbursement[2]	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.41%	2.16%	2.16%	1.66%	1.16%

1  Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

2 The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2017, and 0.30% from 8/1/2017 through 7/31/2023 for Class A, B, C, R and Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Share Class
	A	B	C	R	Advisor
1 year	$ 686	$ 719	$ 319	$ 169	$ 118
3 years	$ 984	$1,088	$ 688	$ 536	$ 381
5 years	$1,303	$1,384	$1,184	$ 928	$ 665
10 years	$2,206	$2,360	$2,550	$2,025	$1,472

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Share Class
	A	B	C	R	Advisor
1 year	$ 686	$ 219	$ 219	$ 169	$ 118
3 years	$ 984	$ 688	$ 688	$ 536	$ 381
5 years	$1,303	$1,184	$1,184	$ 928	$ 665
10 years	$2,206	$2,360	$2,550	$2,025	$1,472

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2016, the portfolio turnover rate was 35% of the average value of the Fund.

Principal Investment Strategies

This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Underlying Funds”). Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
30-50%	50-70%

Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through a multi-step process that includes:

(1) Asset Allocation/Portfolio Construction—PLFA manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal. Within each broad asset class, there are narrower asset class categories (the “asset class categories”) which are used to develop the Model. The allocations for the broad asset classes and narrower asset class categories are taken into consideration in developing the Model. The broad equity asset class includes asset class categories such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging market equities. The broad debt asset class includes asset class categories such as investment grade bonds, high yield/high risk bonds, bank loans, international debt and emerging market debt.

PLFA then determines the amount of the Fund’s assets to invest in each Underlying Fund in order to obtain the broad asset class exposures and asset class category exposures designated by the Model for the Fund.

PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the asset class category allocations, and/or the allocations to the Underlying Funds, at any time as they deem necessary, based on PLFA’s views of market conditions, its outlook for various asset class categories or other factors.

In addition, PLFA may engage in dynamic positioning for the Fund by further adjusting the Model to any point within the above ranges, as deemed necessary, to reflect a shorter term view of the markets or a particular asset class category, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to its Underlying Fund allocations to reflect the updated broad asset class and asset class category allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.

(2) Manager Oversight—PLFA monitors and evaluates the Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the Underlying Fund it manages.

(3) Investment Risk Management—PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.

Investments of the Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; non-U.S. debt securities, including emerging market debt; debt instruments of varying duration; high yield/high risk bonds; floating rate loans; and inflation-indexed bonds.

Investments of the Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; stocks of companies with a history of paying dividends; sector-specific stocks; and domestic and non-U.S. stocks, including emerging market stocks.

The Fund may invest in “alternative strategies” which typically seek one or more of the following: (1) low to moderate correlation to traditional equity and debt investments; (2) to reduce losses during adverse and volatile market conditions; or (3) to outperform the broad equity or debt markets over a complete market cycle. Alternative strategies used by the Underlying Funds may include, for example, currency strategies, long/short equity strategies, and absolute return strategies. PLFA considers an alternative strategy’s return or other characteristics in determining whether it belongs to the broad debt or equity asset class.

Certain Underlying Funds may also use derivatives such as: forwards; futures contracts and options on securities, indices, currencies and other investments; and swaps (including interest rate, cross-currency, total return and credit default swaps). An Underlying Fund may use derivatives generally as a substitute for direct investment in a security, to attempt to hedge or reduce risk or to seek to enhance investment returns.

The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

The Fund may invest a significant portion of its assets in any single Underlying Fund. PLFA has sole discretion in selecting the Underlying Funds for investment and may adjust the Fund’s allocations to the Underlying Funds, including adding or removing Underlying Funds, as it deems appropriate to meet the Fund’s investment goal.

For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the prospectus.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Underlying Funds that invest primarily in equity instruments, this Fund has more exposure to Equity Securities Risk than other Portfolio Optimization Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. In addition, the Fund is subject to the following principal risks:

• Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you may lose money and/or experience price volatility risk. Because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, PLFA estimates each Underlying Fund’s investment exposures to determine the Fund’s allocations to the Underlying Fund. As a result, the Fund’s actual allocation to an Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance of and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA may be influenced by its view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.

Principal Risks from Holdings in Underlying Funds

• Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact an Underlying Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce an Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

• Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund’s investments in that foreign currency and investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.

• Derivatives Risk: Derivatives may be riskier than other types of investments and may increase an Underlying Fund’s volatility. Derivatives may experience large, sudden or unpredictable changes in liquidity and may be difficult to sell or unwind. Derivatives can also create investment exposure that exceeds the initial amount invested (leverage risk) - consequently, derivatives may experience very large swings in value. An Underlying Fund may lose more money using derivatives than it would have lost if it had invested directly in the underlying security or asset on which the value of a derivative is based. Derivative contracts that are privately negotiated are also subject to counterparty risk, meaning that if the counterparty’s financial condition declines, the counterparty may be unable to satisfy its obligations under the contract in a timely manner, if at all, resulting in a potential decline in value of the contract and potential losses to the Underlying Fund. Derivatives may not perform as expected, so an Underlying Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. Derivatives may be difficult to value and may expose the Fund to risks of mispricing. In addition, derivatives are subject to extensive government regulation, which may change frequently and impact an Underlying Fund significantly.

• Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

• Forwards and Futures Contracts Risk: Forwards and futures contracts are derivative contracts that obligate a purchaser to purchase, and a seller to sell, a specific amount of an asset (e.g., a currency or security) at a specified future date and price. Because forward contracts are privately negotiated, unlike exchange-traded futures contracts, they are subject to greater risk of default or bankruptcy by a counterparty, which could result in adverse market impact, expenses or delays in connection with the purchase or sale of the asset underlying the forward contract. An Underlying Fund may also miss the opportunity of obtaining a price or yield considered to be advantageous. In addition to derivatives risk, an Underlying Fund’s ability to close out of a forward or futures contract position is dependent on the liquidity of the secondary forward or futures market. There is also a risk of imperfect correlation between the change in market value of the instruments held by an Underlying Fund and the price of the forward or futures contract, as well as losses caused by unanticipated market movements, which are potentially unlimited. Because these contracts allow an Underlying Fund to establish a fixed price (for an asset) or a fixed rate of exchange (for a currency) at a future point in time, they do not eliminate fluctuations in the value of the asset or currency and can have the effect of minimizing opportunities for gain or incurring a loss for the Fund.

• Geographic Focus Risk: If an Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund’s performance. As a result, the Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

• Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.

• High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions and expectations about the foregoing. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt instruments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Although large-capitalization companies tend to have stabler prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

• Leverage Risk: Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed an Underlying Fund’s principal amount invested. Leverage can magnify an Underlying Fund’s gains and losses and therefore increase its volatility. The use of leverage may result in an Underlying Fund having to liquidate holdings when it may not be advantageous to do so.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which an Underlying Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact an Underlying Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid. These securities are also subject to extension risk, where borrowers or issuers may pay principal later than expected, causing these securities to lengthen in duration and be more volatile in rising interest rate conditions. These securities are also subject to prepayment and call risk, where borrowers or issuers, respectively, may pay principal sooner than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Options Risk: An option is a derivative contract where, for a premium payment or fee, the purchaser of the option is given the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. In addition to derivatives risk, an Underlying Fund is subject to the risk of losing the premium it paid to purchase the option if the price of the underlying security or other asset decreases or remains the same (for a call option) or increases or remains the same (for a put option). If a call or put option that an Underlying Fund purchases were allowed to expire without being sold or exercised, its premium would be a loss to an Underlying Fund. An Underlying Fund’s ability to exercise or sell the options is dependent on the liquidity of the option market.

• Price Volatility Risk: To the extent an Underlying Fund invests in investments whose value may go up or down rapidly or unpredictably, the Underlying Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Short Exposure Risk: Taking a short position using derivative instruments in anticipation of a decline in the market price of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price in the future (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Using derivatives to take short positions is also subject to leverage risk.

• Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular foreign currency, or in a “basket” of securities representing a certain index, or at a specific interest rate. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are required to be cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. Credit default swaps have heightened liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other sign of financial difficulty).

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

• Value Companies Risk: Value companies are those that are thought to be undervalued and perceived as trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to two broad-based market indices that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, the returns of a composite benchmark, the Pacific Funds Portfolio Optimization Moderate Composite Benchmark, are presented. The composite benchmark is comprised of 45% S&P 500, 38% Barclays U.S. Aggregate Bond, 15% MSCI EAFE (Net), and 2% BofA Merrill Lynch U.S. 3-Month Treasury Bill Indices. It reflects broad debt and equity asset class allocations for the Fund in the current Model (the broad equity asset class being represented generally by benchmarks for domestic and international equity). The bar chart shows the performance of the Fund’s Class A shares.

Sales charges applicable to Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects expense limitations that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).

Calendar Year Total Returns (%)1

1 Class A return for the period 1/1/16 through 6/30/16: 2.24%

Best and worst quarterly performance reflected within the bar chart: Q2 2009: 14.47%; Q4 2008: (14.29%)

Average Annual Total Returns (For the periods ended December 31, 2015)	1 year	5 years	10 years	Since Inception
Class A (incepted December 31, 2003) (before taxes)	(6.37%)	4.29%	4.38%	N/A
Class A (after taxes on distributions)	(7.98%)	3.45%	3.49%	N/A
Class A (after taxes on distributions and sale of Fund shares)	(2.65%)	3.19%	3.27%	N/A
Class B (incepted December 31, 2003) (before taxes)	(6.33%)	4.40%	4.41%	N/A
Class C (incepted December 31, 2003) (before taxes)	(2.62%)	4.75%	4.25%	N/A
Class R (incepted September 30, 2005) (before taxes)	(1.20%)	5.23%	4.73%	N/A
Advisor Class (incepted December 31, 2012) (before taxes)	(0.74%)	N/A	N/A	5.52%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%	N/A
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	0.55%	3.25%	4.51%	N/A
Pacific Funds Portfolio Optimization Moderate Composite Benchmark (reflects no deductions for fees, expenses or taxes)	0.96%	7.50%	5.80%	N/A

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management

Investment Adviser – Pacific Life Fund Advisors LLC. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since Inception
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2006
Max Gokhman, Assistant Vice President and Portfolio Manager	Since 2015
Samuel S. Park, Investment Consultant and Portfolio Manager	Since 2013

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 83 in this prospectus.

Pacific FundsSM Portfolio Optimization Growth

Investment Goal

This Fund seeks moderately high, long-term capital appreciation with low, current income.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	B	C	R	Advisor
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	B	C	R	Advisor
Management Fee	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.21%	0.21%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses[1]	0.85%	0.85%	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses	1.51%	2.26%	2.26%	1.76%	1.26%
Less Expense Reimbursement[2]	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.45%	2.20%	2.20%	1.70%	1.20%

1  Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

2 The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2017, and 0.30% from 8/1/2017 through 7/31/2023 for Class A, B, C, R and Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Share Class
	A	B	C	R	Advisor
1 year	$ 689	$ 723	$ 323	$ 173	$ 122
3 years	$ 995	$1,101	$ 701	$ 548	$ 394
5 years	$1,323	$1,405	$1,205	$ 949	$ 686
10 years	$2,248	$2,402	$2,590	$2,068	$1,517

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Share Class
	A	B	C	R	Advisor
1 year	$ 689	$ 223	$ 223	$ 173	$ 122
3 years	$ 995	$ 701	$ 701	$ 548	$ 394
5 years	$1,323	$1,205	$1,205	$ 949	$ 686
10 years	$2,248	$2,402	$2,590	$2,068	$1,517

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2016, the portfolio turnover rate was 34% of the average value of the Fund.

Principal Investment Strategies

This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Underlying Funds”). Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
15-30%	70-85%

Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through a multi-step process that includes:

(1) Asset Allocation/Portfolio Construction—PLFA manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal. Within each broad asset class, there are narrower asset class categories (the “asset class categories”) which are used to develop the Model. The allocations for the broad asset classes and narrower asset class categories are taken into consideration in developing the Model. The broad equity asset class includes asset class categories such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging market equities. The broad debt asset class includes asset class categories such as investment grade bonds, high yield/high risk bonds, bank loans, international debt and emerging market debt.

PLFA then determines the amount of the Fund’s assets to invest in each Underlying Fund in order to obtain the broad asset class exposures and asset class category exposures designated by the Model for the Fund.

PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the asset class category allocations, and/or the allocations to the Underlying Funds, at any time as they deem necessary, based on PLFA’s views of market conditions, its outlook for various asset class categories or other factors.

In addition, PLFA may engage in dynamic positioning for the Fund by further adjusting the Model to any point within the above ranges, as deemed necessary, to reflect a shorter term view of the markets or a particular asset class category, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to its Underlying Fund allocations to reflect the updated broad asset class and asset class category allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.

(2) Manager Oversight—PLFA monitors and evaluates the Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the Underlying Fund it manages.

(3) Investment Risk Management—PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.

Investments of the Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; non-U.S. debt securities, including emerging market debt; debt instruments of varying duration; high yield/high risk bonds; floating rate loans; and inflation-indexed bonds.

Investments of the Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; stocks of companies with a history of paying dividends; sector-specific stocks; and domestic and non-U.S. stocks, including emerging market stocks.

The Fund may invest in “alternative strategies” which typically seek one or more of the following: (1) low to moderate correlation to traditional equity and debt investments; (2) to reduce losses during adverse and volatile market conditions; or (3) to outperform the broad equity or debt markets over a complete market cycle. Alternative strategies used by the Underlying Funds may include, for example, currency strategies, long/short equity strategies, and absolute return strategies. PLFA considers an alternative strategy’s return or other characteristics in determining whether it belongs to the broad debt or equity asset class.

Certain Underlying Funds may also use derivatives such as: forwards; futures contracts and options on securities, indices, currencies and other investments; and swaps (including interest rate, cross-currency, total return and credit default swaps). An Underlying Fund may use derivatives generally as a substitute for direct investment in a security, to attempt to hedge or reduce risk or to seek to enhance investment returns.

The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

The Fund may invest a significant portion of its assets in any single Underlying Fund. PLFA has sole discretion in selecting the Underlying Funds for investment and may adjust the Fund’s allocations to the Underlying Funds, including adding or removing Underlying Funds, as it deems appropriate to meet the Fund’s investment goal.

For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the prospectus.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Underlying Funds that invest primarily in equity instruments, this Fund has more exposure to Equity Securities Risk than other Portfolio Optimization Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. In addition, the Fund is subject to the following principal risks:

• Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you may lose money and/or experience price volatility risk. Because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, PLFA estimates each Underlying Fund’s investment exposures to determine the Fund’s allocations to the Underlying Fund. As a result, the Fund’s actual allocation to an Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance of and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA may be influenced by its view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.

Principal Risks from Holdings in Underlying Funds

• Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact an Underlying Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce an Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

• Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund’s investments in that foreign currency and investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.

• Derivatives Risk: Derivatives may be riskier than other types of investments and may increase an Underlying Fund’s volatility. Derivatives may experience large, sudden or unpredictable changes in liquidity and may be difficult to sell or unwind. Derivatives can also create investment exposure that exceeds the initial amount invested (leverage risk) - consequently, derivatives may experience very large swings in value. An Underlying Fund may lose more money using derivatives than it would have lost if it had invested directly in the underlying security or asset on which the value of a derivative is based. Derivative contracts that are privately negotiated are also subject to counterparty risk, meaning that if the counterparty’s financial condition declines, the counterparty may be unable to satisfy its obligations under the contract in a timely manner, if at all, resulting in a potential decline in value of the contract and potential losses to the Underlying Fund. Derivatives may not perform as expected, so an Underlying Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. Derivatives may be difficult to value and may expose the Fund to risks of mispricing. In addition, derivatives are subject to extensive government regulation, which may change frequently and impact an Underlying Fund significantly.

• Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

• Forwards and Futures Contracts Risk: Forwards and futures contracts are derivative contracts that obligate a purchaser to purchase, and a seller to sell, a specific amount of an asset (e.g., a currency or security) at a specified future date and price. Because forward contracts are privately negotiated, unlike exchange-traded futures contracts, they are subject to greater risk of default or bankruptcy by a counterparty, which could result in adverse market impact, expenses or delays in connection with the purchase or sale of the asset underlying the forward contract. An Underlying Fund may also miss the opportunity of obtaining a price or yield considered to be advantageous. In addition to derivatives risk, an Underlying Fund’s ability to close out of a forward or futures contract position is dependent on the liquidity of the secondary forward or futures market. There is also a risk of imperfect correlation between the change in market value of the instruments held by an Underlying Fund and the price of the forward or futures contract, as well as losses caused by unanticipated market movements, which are potentially unlimited. Because these contracts allow an Underlying Fund to establish a fixed price (for an asset) or a fixed rate of exchange (for a currency) at a future point in time, they do not eliminate fluctuations in the value of the asset or currency and can have the effect of minimizing opportunities for gain or incurring a loss for the Fund.

• Geographic Focus Risk: If an Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund’s performance. As a result, the Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

• Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.

• High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions and expectations about the foregoing. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt instruments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Although large-capitalization companies tend to have stabler prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

• Leverage Risk: Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed an Underlying Fund’s principal amount invested. Leverage can magnify an Underlying Fund’s gains and losses and therefore increase its volatility. The use of leverage may result in an Underlying Fund having to liquidate holdings when it may not be advantageous to do so.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which an Underlying Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact an Underlying Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• Options Risk: An option is a derivative contract where, for a premium payment or fee, the purchaser of the option is given the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. In addition to derivatives risk, an Underlying Fund is subject to the risk of losing the premium it paid to purchase the option if the price of the underlying security or other asset decreases or remains the same (for a call option) or increases or remains the same (for a put option). If a call or put option that an Underlying Fund purchases were allowed to expire without being sold or exercised, its premium would be a loss to an Underlying Fund. An Underlying Fund’s ability to exercise or sell the options is dependent on the liquidity of the option market.

• Price Volatility Risk: To the extent an Underlying Fund invests in investments whose value may go up or down rapidly or unpredictably, the Underlying Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Short Exposure Risk: Taking a short position using derivative instruments in anticipation of a decline in the market price of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price in the future (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Using derivatives to take short positions is also subject to leverage risk.

• Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular foreign currency, or in a “basket” of securities representing a certain index, or at a specific interest rate. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are required to be cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. Credit default swaps have heightened liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other sign of financial difficulty).

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

• Value Companies Risk: Value companies are those that are thought to be undervalued and perceived as trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to two broad-based market indices that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, the returns of a composite benchmark, the Pacific Funds Portfolio Optimization Growth Composite Benchmark, are presented. The composite benchmark is comprised of 58% S&P 500, 23% Barclays U.S. Aggregate Bond, and 19% MSCI EAFE (Net) Indices. It reflects broad debt and equity asset class allocations for the Fund in the current Model (the broad equity asset class being represented generally by benchmarks for domestic and international equity) and thus has replaced the former composite benchmark, which returns are also shown in the table. The Fund's current Model was implemented on July 29, 2016, and changed the Fund's broad asset class allocations. Accordingly, performance figures shown for periods before that date represent performance of the Fund's previous asset class allocations. The bar chart shows the performance of the Fund’s Class A shares.

Sales charges applicable to Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects expense limitations that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).

Calendar Year Total Returns (%)1

1  Class A return for the period 1/1/16 through 6/30/16: 1.60%

Best and worst quarterly performance reflected within the bar chart: Q2 2009: 17.90%; Q4 2008: (19.25%)

Average Annual Total Returns (For the periods ended December 31, 2015)	1 year	5 years	10 years	Since Inception
Class A (incepted December 31, 2003) (before taxes)	(6.34%)	5.13%	4.38%	N/A
Class A (after taxes on distributions)	(8.11%)	4.45%	3.69%	N/A
Class A (after taxes on distributions and sale of Fund shares)	(2.31%)	3.95%	3.41%	N/A
Class B (incepted December 31, 2003) (before taxes)	(6.24%)	5.29%	4.42%	N/A
Class C (incepted December 31, 2003) (before taxes)	(2.56%)	5.61%	4.27%	N/A
Class R (incepted September 30, 2005) (before taxes)	(1.14%)	6.07%	4.76%	N/A
Advisor Class (incepted December 31, 2012) (before taxes)	(0.64%)	N/A	N/A	7.32%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%	N/A
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	0.55%	3.25%	4.51%	N/A
Pacific Funds Portfolio Optimization Growth Composite Benchmark (reflects no deductions for fees, expenses or taxes)	0.97%	8.83%	6.13%	N/A
Former Pacific Funds Portfolio Optimization Growth Composite Benchmark (reflects no deductions for fees, expenses or taxes)	0.96%	8.84%	6.08%	N/A

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management

Investment Adviser – Pacific Life Fund Advisors LLC. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since Inception
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2006
Max Gokhman, Assistant Vice President and Portfolio Manager	Since 2015
Samuel S. Park, Investment Consultant and Portfolio Manager	Since 2013

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 83 in this prospectus.

Pacific FundsSM Portfolio Optimization Aggressive-Growth

Investment Goal

This Fund seeks high, long-term capital appreciation.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	B	C	R	Advisor
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	B	C	R	Advisor
Management Fee	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.23%	0.23%	0.23%	0.23%	0.23%
Acquired Fund Fees and Expenses[1]	0.86%	0.86%	0.86%	0.86%	0.86%
Total Annual Fund Operating Expenses	1.54%	2.29%	2.29%	1.79%	1.29%
Less Expense Reimbursement[2]	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.46%	2.21%	2.21%	1.71%	1.21%

1  Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

2 The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2017, and 0.30% from 8/1/2017 through 7/31/2023 for Class A, B, C, R and Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Share Class
	A	B	C	R	Advisor
1 year	$ 690	$ 724	$ 324	$ 174	$ 123
3 years	$1,002	$1,108	$ 708	$ 556	$ 401
5 years	$1,336	$1,418	$1,218	$ 962	$ 700
10 years	$2,277	$2,431	$2,619	$2,099	$1,549

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Share Class
	A	B	C	R	Advisor
1 year	$ 690	$ 224	$ 224	$ 174	$ 123
3 years	$1,002	$ 708	$ 708	$ 556	$ 401
5 years	$1,336	$1,218	$1,218	$ 962	$ 700
10 years	$2,277	$2,431	$2,619	$2,099	$1,549

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2016, the portfolio turnover rate was 35% of the average value of the Fund.

Principal Investment Strategies

This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Underlying Funds”). Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
0-15%	85-100%

Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through a multi-step process that includes:

(1) Asset Allocation/Portfolio Construction—PLFA manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal. Within each broad asset class, there are narrower asset class categories (the “asset class categories”) which are used to develop the Model. The allocations for the broad asset classes and narrower asset class categories are taken into consideration in developing the Model.

The broad equity asset class includes asset class categories such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging market equities. The broad debt asset class includes asset class categories such as investment grade bonds, high yield/high risk bonds, bank loans, international debt and emerging market debt.

PLFA then determines the amount of the Fund’s assets to invest in each Underlying Fund in order to obtain the broad asset class exposures and asset class category exposures designated by the Model for the Fund.

PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the asset class category allocations, and/or the allocations to the Underlying Funds, at any time as they deem necessary, based on PLFA’s views of market conditions, its outlook for various asset class categories or other factors.

In addition, PLFA may engage in dynamic positioning for the Fund by further adjusting the Model to any point within the above ranges, as deemed necessary, to reflect a shorter term view of the markets or a particular asset class category, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to its Underlying Fund allocations to reflect the updated broad asset class and asset class category allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.

(2) Manager Oversight—PLFA monitors and evaluates the Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the Underlying Fund it manages.

(3) Investment Risk Management—PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.

Investments of the Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; non-U.S. debt securities, including emerging market debt; debt instruments of varying duration; high yield/high risk bonds; floating rate loans; and inflation-indexed bonds.

Investments of the Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; stocks of companies with a history of paying dividends; sector-specific stocks; and domestic and non-U.S. stocks, including emerging market stocks.

The Fund may invest in “alternative strategies” which typically seek one or more of the following: (1) low to moderate correlation to traditional equity and debt investments; (2) to reduce losses during adverse and volatile market conditions; or (3) to outperform the broad equity or debt markets over a complete market cycle. Alternative strategies used by the Underlying Funds may include, for example, currency strategies, long/short equity strategies, and absolute return strategies. PLFA considers an alternative strategy’s return or other characteristics in determining whether it belongs to the broad debt or equity asset class.

Certain Underlying Funds may also use derivatives such as: forwards; futures contracts and options on securities, indices, currencies and other investments; and swaps (including interest rate, cross-currency, total return and credit default swaps). An Underlying Fund may use derivatives generally as a substitute for direct investment in a security, to attempt to hedge or reduce risk or to seek to enhance investment returns.

The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

The Fund may invest a significant portion of its assets in any single Underlying Fund. PLFA has sole discretion in selecting the Underlying Funds for investment and may adjust the Fund’s allocations to the Underlying Funds, including adding or removing Underlying Funds, as it deems appropriate to meet the Fund’s investment goal.

For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the prospectus.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Underlying Funds that invest primarily in equity instruments, this Fund has more exposure to Equity Securities Risk than other Portfolio Optimization Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. In addition, the Fund is subject to the following principal risks:

• Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you may lose money and/or experience price volatility risk. Because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, PLFA estimates each Underlying Fund’s investment exposures to determine the Fund’s allocations to the Underlying Fund. As a result, the Fund’s actual allocation to an Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance of and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA may be influenced by its view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.

Principal Risks from Holdings in Underlying Funds

• Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact an Underlying Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund’s investments in that foreign currency and investments denominated in that foreign currency.

• Derivatives Risk: Derivatives may be riskier than other types of investments and may increase an Underlying Fund’s volatility. Derivatives may experience large, sudden or unpredictable changes in liquidity and may be difficult to sell or unwind. Derivatives can also create investment exposure that exceeds the initial amount invested (leverage risk) - consequently, derivatives may experience very large swings in value. An Underlying Fund may lose more money using derivatives than it would have lost if it had invested directly in the underlying security or asset on which the value of a derivative is based. Derivative contracts that are privately negotiated are also subject to counterparty risk, meaning that if the counterparty’s financial condition declines, the counterparty may be unable to satisfy its obligations under the contract in a timely manner, if at all, resulting in a potential decline in value of the contract and potential losses to the Underlying Fund. Derivatives may not perform as expected, so an Underlying Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. Derivatives may be difficult to value and may expose the Fund to risks of mispricing. In addition, derivatives are subject to extensive government regulation, which may change frequently and impact an Underlying Fund significantly.

• Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

• Forward Commitments Risk: Forward commitments are derivative contracts that obligate a purchaser to purchase, and a seller to sell, a specific amount of an asset (e.g., a currency or security) at a specified future date and price. Because these instruments are privately negotiated, they are subject to the risk of default by, or bankruptcy of, a counterparty, which could result in adverse market impact, expenses or delays in connection with the purchase or sale of the asset underlying the forward contract. The Underlying Fund may also miss the opportunity of obtaining a price or yield considered to be advantageous. In addition to derivatives risk, the Underlying Fund’s ability to close out of a forward position is dependent on the liquidity of the secondary forward market. There is also a risk of imperfect correlation between the change in market value of the underlying asset and the price of the forward contract, as well as losses caused by unanticipated market movements, which are potentially unlimited.

• Geographic Focus Risk: If an Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund’s performance. As a result, the Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

• Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Although large-capitalization companies tend to have stabler prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

• Leverage Risk: Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed an Underlying Fund’s principal amount invested. Leverage can magnify an Underlying Fund’s gains and losses and therefore increase its volatility. The use of leverage may result in an Underlying Fund having to liquidate holdings when it may not be advantageous to do so.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which an Underlying Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact an Underlying Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• Price Volatility Risk: To the extent an Underlying Fund invests in investments whose value may go up or down rapidly or unpredictably, the Underlying Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• Value Companies Risk: Value companies are those that are thought to be undervalued and perceived as trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to two broad-based market indices that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, the returns of a composite benchmark, the Pacific Funds Portfolio Optimization Aggressive-Growth Composite Benchmark, are presented. The composite benchmark is comprised of 69% S&P 500, 26% MSCI EAFE (Net), and 5% Barclays U.S. Aggregate Bond Indices. It reflects broad debt and equity asset class allocations for the Fund in the current Model (the broad equity asset class being represented generally by benchmarks for domestic and international equity). The bar chart shows the performance of the Fund’s Class A shares.

Sales charges applicable to Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects expense limitations that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).

Calendar Year Total Returns (%)1

1  Class A return for the period 1/1/16 through 6/30/16: 0.81%

Best and worst quarterly performance reflected within the bar chart: Q2 2009: 20.61%; Q4 2008: (23.72%)

Average Annual Total Returns (For the periods ended December 31, 2015)	1 year	5 years	10 years	Since Inception
Class A (incepted December 31, 2003) (before taxes)	(6.97%)	5.05%	3.96%	N/A
Class A (after taxes on distributions)	(7.75%)	4.67%	3.50%	N/A
Class A (after taxes on distributions and sale of Fund shares)	(3.48%)	3.90%	3.13%	N/A
Class B (incepted December 31, 2003) (before taxes)	(7.07%)	5.27%	4.03%	N/A
Class C (incepted December 31, 2003) (before taxes)	(3.29%)	5.58%	3.88%	N/A
Class R (incepted September 30, 2005) (before taxes)	(1.83%)	6.02%	4.35%	N/A
Advisor Class (incepted December 31, 2012) (before taxes)	(1.31%)	N/A	N/A	7.84%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%	N/A
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	0.55%	3.25%	4.51%	N/A
Pacific Funds Portfolio Optimization Aggressive-Growth Composite Benchmark (reflects no deductions for fees, expenses or taxes)	0.41%	9.32%	5.71%	N/A

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management

Investment Adviser – Pacific Life Fund Advisors LLC. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since Inception
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2006
Max Gokhman, Assistant Vice President and Portfolio Manager	Since 2015
Samuel S. Park, Investment Consultant and Portfolio Manager	Since 2013

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 83 in this prospectus.

Pacific FundsSM Short Duration Income

Investment Goal

This Fund seeks current income; capital appreciation is of secondary importance.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)

Share Class
	A	C	I	Advisor
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	I	Advisor
Management Fee	0.40%	0.40%	0.40%	0.40%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.41%	0.41%	0.26%	0.41%
Total Annual Fund Operating Expenses	1.06%	1.81%	0.66%	0.81%
Less Expense Reimbursement[1]	(0.21%)	(0.21%)	(0.11%)	(0.21%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.85%	1.60%	0.55%	0.60%

1  The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% for Class I shares through 7/31/2017, and 0.20% for Class A, C, and Advisor Class shares through 7/31/2017. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Share Class
	A	C	I	Advisor
1 year	$ 384	$ 263	$ 56	$ 61
3 years	$ 607	$ 549	$ 200	$ 238
5 years	$ 847	$ 960	$ 357	$ 429
10 years	$1,537	$2,109	$ 812	$ 982

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Share Class
	A	C	I	Advisor
1 year	$ 384	$ 163	$ 56	$ 61
3 years	$ 607	$ 549	$ 200	$ 238
5 years	$ 847	$ 960	$ 357	$ 429
10 years	$1,537	$2,109	$ 812	$ 982

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2016, the portfolio turnover rate was 41% of the average value of the Fund.

Principal Investment Strategies

This Fund invests principally in income producing debt instruments. Under normal circumstances, the Fund will invest at least 70% of its assets in investment grade debt instruments, including corporate debt, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. The Fund may invest up to 30% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate senior loans. Debt securities in which the Fund invests may include those issued by non-U.S. entities denominated in U.S. dollars and are generally in developed markets.

The Fund expects to maintain a weighted average duration within one year (plus or minus) of the Barclays 1-3 Year U.S. Government/Credit Bond Index, although the investments held by the Fund may have short, intermediate and long terms to maturity. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. Maturity of a debt instrument, however, refers to the specific period of time until final payment (principal and any applicable interest) is due.

Individual investments may be purchased or sold in the event the Manager decides to adjust debt asset class weightings within the portfolio. Individual investment selection is generally based on the Manager’s fundamental research process. Sector allocations are determined based on the Manager’s assessment of risk/return opportunities relative to the Fund’s investment goal and benchmark weightings (Barclays 1-3 Year U.S. Government/Credit Bond Index). The Manager performs a credit analysis on each potential issuer and a relative value analysis on each potential investment. When selecting investments (including non-income producing investments), the Manager may invest in instruments that it believes have the potential for capital appreciation.

Decisions to sell are generally based upon the Manager’s belief that the particular investment has achieved its valuation target, there have been changes in the fundamentals of the issuer, or another opportunity of greater relative value exists.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

• Debt Securities Risk: Debt securities are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.

• Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods, which may result in cash proceeds not being immediately available to the Fund. As a result, the Fund may be subject to greater liquidity risk than a Fund that does not invest in floating rate loans. Investments in floating rate loans are typically in the form of a participation or assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. Investors in a loan participation may participate in such syndications, or buy part of a loan, becoming a part lender. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with the financial intermediary that syndicated the loan. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the Fund could experience delays in receiving payments or suffer a loss. In an assignment, the Fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Declines in interest rates may increase borrowers’ prepayments of debt obligations and require the Fund to reinvest these assets at lower yields which could reduce returns. In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Investments in junior loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.

Although the overall size and number of participants in the market for floating rate loans (or bank loans) has grown over the past decade, floating rate loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of floating rate loans are generally subject to contractual restrictions that must be satisfied before a floating rate loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell floating rate loans, negatively impact the transaction price, and impede the Fund’s ability to timely vote or otherwise act with respect to floating rate loans. As a result, it may take longer than seven days for transactions in floating rate loans to settle, which may make it more difficult for the Fund to raise cash to pay investors when they redeem their shares in the Fund. The Fund may be adversely affected by having to sell other investments at an unfavorable time and/or under unfavorable conditions, hold cash, temporarily borrow from banks or other lenders or take other actions to meet short-term liquidity needs in order to satisfy redemption requests from Fund shareholders.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan, which may not be deemed to be a security in certain circumstances and, as a result, could increase the risk of investing in loans.

• Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

• High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

• Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions and expectations about the foregoing. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt instruments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid. These securities are also subject to extension risk, where borrowers or issuers may pay principal later than expected, causing these securities to lengthen in duration and be more volatile in rising interest rate conditions. These securities are also subject to prepayment and call risk, where borrowers or issuers, respectively, may pay principal sooner than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares.

Performance reflects expense limitations that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).

Calendar Year Total Returns (%)1

1  Class I return for the period 1/1/16 through 6/30/16: 2.37%

Best and worst quarterly performance reflected within the bar chart: Q3 2012: 2.47%; Q2 2013: (1.56%)

Average Annual Total Returns (For the periods ended December 31, 2015)	1 year	Since Inception
Class I (incepted December 19, 2011) (before taxes)	0.88%	2.82%
Class I (after taxes on distributions)	(0.01%)	1.85%
Class I (after taxes on distributions and sale of Fund shares)	0.50%	1.76%
Class A (incepted June 29, 2012) (before taxes)	(2.36%)	1.21%
Class C (incepted June 29, 2012) (before taxes)	(1.14%)	1.35%
Advisor Class (incepted June 29, 2012) (before taxes)	0.93%	2.32%
Barclays 1-3 Year U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	0.65%	0.83%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class I shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management

Investment Adviser – Pacific Life Fund Advisors LLC

Management Firm – Pacific Asset Management. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Management Firm	Experience with Fund
David Weismiller, CFA, Managing Director and Lead Portfolio Manager	Since Inception
Michael Marzouk, CFA, Managing Director and Portfolio Manager	Since Inception

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 83 in this prospectus.

Pacific FundsSM Core Income

Investment Goal

This Fund seeks a high level of current income; capital appreciation is of secondary importance.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)

Share Class
	A	C	I	Advisor
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	I	Advisor
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.39%	0.39%	0.24%	0.39%
Total Annual Fund Operating Expenses	1.14%	1.89%	0.74%	0.89%
Less Expense Reimbursement[1]	(0.19%)	(0.19%)	(0.09%)	(0.19%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.95%	1.70%	0.65%	0.70%

1  The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% for Class I shares through 7/31/2017, and 0.20% for Class A, C, and Advisor Class shares through 7/31/2017. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Share Class
	A	C	I	Advisor
1 year	$ 518	$ 273	$ 66	$ 72
3 years	$ 754	$ 576	$ 228	$ 265
5 years	$1,008	$1,004	$ 403	$ 474
10 years	$1,736	$2,196	$ 910	$1,079

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Share Class
	A	C	I	Advisor
1 year	$ 518	$ 173	$ 66	$ 72
3 years	$ 754	$ 576	$ 228	$ 265
5 years	$1,008	$1,004	$ 403	$ 474
10 years	$1,736	$2,196	$ 910	$1,079

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2016, the portfolio turnover rate was 74% of the average value of the Fund.

Principal Investment Strategies

This Fund invests principally in income producing debt instruments. Under normal circumstances, the Fund will invest at least 60% of its assets in investment grade debt instruments, including corporate debt securities, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. The Fund may invest up to 40% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate senior loans. Debt instruments in which the Fund invests may include those issued by non-U.S. entities in developed markets denominated in U.S. dollars.

The Fund expects to maintain a weighted average duration within two years (plus or minus) of the Barclays U.S. Aggregate Bond Index. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. The duration of the Barclays U.S. Aggregate Bond Index was 5.50 years as of March 31, 2016.

Individual investment selection is based on the Manager’s fundamental research process. Sector allocations are determined based on the Manager’s assessment of risk/return opportunities. The Manager performs a credit analysis on each potential issuer and a relative value analysis on each potential investment. When selecting investments (including non-income producing investments), the Manager may invest in instruments that it believes have the potential for capital appreciation.

Decisions to sell are generally based upon the Manager’s belief that the particular investment has achieved its appreciation targets, reached its relative value opportunities, and/or that there have been changes in the fundamentals of the issuer.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

• Debt Securities Risk: Debt securities are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.

• Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods, which may result in cash proceeds not being immediately available to the Fund. As a result, the Fund may be subject to greater liquidity risk than a Fund that does not invest in floating rate loans. Investments in floating rate loans are typically in the form of a participation or assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. Investors in a loan participation may participate in such syndications, or buy part of a loan, becoming a part lender. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with the financial intermediary that syndicated the loan. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the Fund could experience delays in receiving payments or suffer a loss. In an assignment, the Fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Declines in interest rates may increase borrowers’ prepayments of debt obligations and require the Fund to reinvest these assets at lower yields which could reduce returns. In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Investments in junior loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.

Although the overall size and number of participants in the market for floating rate loans (or bank loans) has grown over the past decade, floating rate loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of floating rate loans are generally subject to contractual restrictions that must be satisfied before a floating rate loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell floating rate loans, negatively impact the transaction price, and impede the Fund’s ability to timely vote or otherwise act with respect to floating rate loans. As a result, it may take longer than seven days for transactions in floating rate loans to settle, which may make it more difficult for the Fund to raise cash to pay investors when they redeem their shares in the Fund. The Fund may be adversely affected by having to sell other investments at an unfavorable time and/or under unfavorable conditions, hold cash, temporarily borrow from banks or other lenders or take other actions to meet short-term liquidity needs in order to satisfy redemption requests from Fund shareholders.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan, which may not be deemed to be a security in certain circumstances and, as a result, could increase the risk of investing in loans.

• Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

• High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

• Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions and expectations about the foregoing. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt instruments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid. These securities are also subject to extension risk, where borrowers or issuers may pay principal later than expected, causing these securities to lengthen in duration and be more volatile in rising interest rate conditions. These securities are also subject to prepayment and call risk, where borrowers or issuers, respectively, may pay principal sooner than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Underlying Fund Risk: Because the Fund may serve as an underlying fund of one or more “fund of funds” of the Trust and thus have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares.

Performance reflects expense limitations that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).

Calendar Year Total Returns (%)1

1 Class I return for the period 1/1/16 through 6/30/16: 5.71%

Best and worst quarterly performance reflected within the bar chart: Q3 2012: 3.23%; Q2 2013: (3.00%)

Average Annual Total Returns (For the periods ended December 31, 2015)	1 year	5 years	Since Inception
Class I (incepted December 31, 2010) (before taxes)	(0.62%)	4.53%	4.53%
Class I (after taxes on distributions)	(2.00%)	2.92%	2.92%
Class I (after taxes on distributions and sale of Fund shares)	(0.34%)	2.84%	2.84%
Class A (incepted December 31, 2010) (before taxes)	(5.12%)	3.39%	3.39%
Class C (incepted June 30, 2011) (before taxes)	(2.62%)	N/A	2.92%
Advisor Class (incepted June 29, 2012) (before taxes)	(0.67%)	N/A	2.81%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	0.55%	3.25%	3.25%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class I shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management

Investment Adviser – Pacific Life Fund Advisors LLC

Management Firm – Pacific Asset Management. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Management Firm	Experience with Fund
David Weismiller, CFA, Managing Director and Lead Portfolio Manager	Since Inception
Michael Marzouk, CFA, Managing Director and Portfolio Manager	Since 2016
Brian M. Robertson, CFA, Managing Director and Portfolio Manager	Since 2016

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 83 in this prospectus.

Pacific FundsSM Strategic Income

Investment Goal

This Fund seeks a high level of current income. The Fund may also seek capital appreciation.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)

Share Class
	A	C	I	Advisor
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	I	Advisor
Management Fee	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.41%	0.41%	0.26%	0.41%
Acquired Fund Fees and Expenses[1]	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	1.30%	2.05%	0.90%	1.05%
Less Expense Reimbursement[2]	(0.21%)	(0.21%)	(0.11%)	(0.21%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.09%	1.84%	0.79%	0.84%

1  Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

2 The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% for Class I shares through 7/31/2017, and 0.20% for Class A, C, and Advisor Class shares through 7/31/2017. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Share Class
	A	C	I	Advisor
1 year	$ 531	$ 287	$ 81	$ 86
3 years	$ 800	$ 622	$ 276	$ 313
5 years	$1,088	$1,084	$ 488	$ 559
10 years	$1,909	$2,363	$1,098	$1,264

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Share Class
	A	C	I	Advisor
1 year	$ 531	$ 187	$ 81	$ 86
3 years	$ 800	$ 622	$ 276	$ 313
5 years	$1,088	$1,084	$ 488	$ 559
10 years	$1,909	$2,363	$1,098	$1,264

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2016, the portfolio turnover rate was 94% of the average value of the Fund.

Principal Investment Strategies

This Fund invests principally in income producing debt instruments. Under normal circumstances, the Fund will invest up to 70% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate loans. The Fund may invest up to 65% of its assets in investment grade debt instruments, including corporate debt securities, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. Debt instruments in which the Fund invests may include those issued by non-U.S. entities in developed markets denominated in U.S. dollars.

The Fund’s weighted average duration is expected to be within a range of one to seven years. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.

The Fund may also invest up to 10% of its assets, but not to exceed 20% in the aggregate, in each of the following investments: non-U.S. dollar denominated debt instruments, convertible securities or equity securities.

Individual investments may be purchased or sold in the event the Manager decides to adjust debt asset class weightings within the portfolio.

Individual investment selection is generally based on the Manager’s fundamental research process. Sector allocations are determined based on the Manager’s assessment of risk/return opportunities relative to the Fund’s investment goal and benchmark weightings (Barclays U.S. Aggregate Bond Index). The Manager performs a credit analysis on each potential issuer and a relative value analysis on each potential investment. When selecting investments (including non-income producing investments), the Manager may invest in instruments that it believes have the potential for capital appreciation.

Decisions to sell are generally based upon the Manager’s belief that the particular investment has achieved its valuation target, there have been changes in the fundamentals of the issuer, or another opportunity of greater relative value exists.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

• Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods, which may result in cash proceeds not being immediately available to the Fund. As a result, the Fund may be subject to greater liquidity risk than a Fund that does not invest in floating rate loans. Investments in floating rate loans are typically in the form of a participation or assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. Investors in a loan participation may participate in such syndications, or buy part of a loan, becoming a part lender. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with the financial intermediary that syndicated the loan. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the Fund could experience delays in receiving payments or suffer a loss. In an assignment, the Fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Declines in interest rates may increase borrowers’ prepayments of debt obligations and require the Fund to reinvest these assets at lower yields which could reduce returns. In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Investments in junior loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.

Although the overall size and number of participants in the market for floating rate loans (or bank loans) has grown over the past decade, floating rate loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of floating rate loans are generally subject to contractual restrictions that must be satisfied before a floating rate loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell floating rate loans, negatively impact the transaction price, and impede the Fund’s ability to timely vote or otherwise act with respect to floating rate loans. As a result, it may take longer than seven days for transactions in floating rate loans to settle, which may make it more difficult for the Fund to raise cash to pay investors when they redeem their shares in the Fund. The Fund may be adversely affected by having to sell other investments at an unfavorable time and/or under unfavorable conditions, hold cash, temporarily borrow from banks or other lenders or take other actions to meet short-term liquidity needs in order to satisfy redemption requests from Fund shareholders.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan, which may not be deemed to be a security in certain circumstances and, as a result, could increase the risk of investing in loans.

• Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

• High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

• Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions and expectations about the foregoing. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt instruments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid. These securities are also subject to extension risk, where borrowers or issuers may pay principal later than expected, causing these securities to lengthen in duration and be more volatile in rising interest rate conditions. These securities are also subject to prepayment and call risk, where borrowers or issuers, respectively, may pay principal sooner than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares.

Performance reflects expense limitations that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).

Calendar Year Total Returns (%)1

1  Class I return for the period 1/1/16 through 6/30/16: 7.29%

Best and worst quarterly performance reflected within the bar chart: Q3 2012: 5.05%; Q3 2015: (3.51%)

Average Annual Total Returns (For the periods ended December 31, 2015)	1 year	Since Inception
Class I (incepted December 19, 2011) (before taxes)	(2.77%)	5.94%
Class I (after taxes on distributions)	(4.61%)	3.40%
Class I (after taxes on distributions and sale of Fund shares)	(1.52%)	3.57%
Class A (incepted June 29, 2012) (before taxes)	(7.23%)	3.07%
Class C (incepted June 29, 2012) (before taxes)	(4.70%)	3.62%
Advisor Class (incepted June 29, 2012) (before taxes)	(2.80%)	4.63%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	0.55%	2.11%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class I shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management

Investment Adviser – Pacific Life Fund Advisors LLC

Management Firm – Pacific Asset Management. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Management Firm	Experience with Fund
Brian M. Robertson, CFA, Managing Director and Lead Portfolio Manager	Since Inception
Michael Marzouk, CFA, Managing Director and Portfolio Manager	Since 2016
David Weismiller, CFA, Managing Director and Portfolio Manager	Since 2016

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 83 in this prospectus.

Pacific FundsSM Floating Rate Income

Investment Goal

This Fund seeks a high level of current income.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)

Share Class
	A	C	I	Advisor
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	I	Advisor
Management Fee	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.40%	0.40%	0.25%	0.40%
Total Annual Fund Operating Expenses	1.30%	2.05%	0.90%	1.05%
Less Expense Reimbursement[1]	(0.18%)	(0.18%)	(0.08%)	(0.18%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.12%	1.87%	0.82%	0.87%

1  The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% for Class I shares through 7/31/2017, and 0.20% for Class A, C, and Advisor Class shares through 7/31/2017. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Share Class
	A	C	I	Advisor
1 year	$ 411	$ 290	$ 84	$ 89
3 years	$ 683	$ 625	$ 279	$ 316
5 years	$ 975	$1,087	$ 491	$ 562
10 years	$1,805	$2,365	$1,100	$1,266

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Share Class
	A	C	I	Advisor
1 year	$ 411	$ 190	$ 84	$ 89
3 years	$ 683	$ 625	$ 279	$ 316
5 years	$ 975	$1,087	$ 491	$ 562
10 years	$1,805	$2,365	$1,100	$1,266

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2016, the portfolio turnover rate was 99% of the average value of the Fund.

Principal Investment Strategies

This Fund invests principally in income producing floating rate loans and floating rate debt securities. Under normal circumstances, this Fund invests at least 80% of its assets in floating rate loans and floating rate debt securities. Floating rate loans and floating rate debt securities are those with interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates. Floating rate loans and floating rate debt securities in which the Fund invests consist of senior secured and unsecured floating rate loans, secured and unsecured second lien floating rate loans, and floating rate debt securities of domestic and foreign issuers. Senior floating rate loans and some floating rate debt securities are debt instruments that may have a right to payment that is senior to most other debts of the borrowers. Second lien loans are generally second in line in terms of repayment priority with respect to the pledged collateral. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions. Generally, secured floating rate loans are secured by specific assets of the borrower.

Floating rate loans will generally be purchased from banks or other financial institutions through assignments or participations. A direct interest in a floating rate loan may be acquired directly from the agent of the lender or another lender by assignment or an indirect interest may be acquired as a participation in another lender’s portion of a floating rate loan.

The Fund may invest up to 20% of its assets in certain other types of debt instruments or securities including non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments.

The Fund is expected to invest substantially all of its assets in floating rate loans and other debt instruments that are rated non-investment grade or, if unrated, are of comparable quality as determined by the Manager. Such non-investment grade debt instruments include those that may be stressed, distressed or in default.

The Fund may invest up to 25% of its assets in U.S. dollar denominated foreign investments, principally in developed markets.

Individual investment selection is based on the Manager’s fundamental research process and an assessment of the investment’s relative value. The Manager performs a credit analysis on each potential investment. An investment is generally sold when the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

• Debt Securities Risk: Debt securities are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.

• Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods, which may result in cash proceeds not being immediately available to the Fund. As a result, the Fund may be subject to greater liquidity risk than a Fund that does not invest in floating rate loans. Investments in floating rate loans are typically in the form of a participation or assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. Investors in a loan participation may participate in such syndications, or buy part of a loan, becoming a part lender. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with the financial intermediary that syndicated the loan. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the Fund could experience delays in receiving payments or suffer a loss. In an assignment, the Fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Declines in interest rates may increase borrowers’ prepayments of debt obligations and require the Fund to reinvest these assets at lower yields which could reduce returns. In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Investments in junior loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.

Although the overall size and number of participants in the market for floating rate loans (or bank loans) has grown over the past decade, floating rate loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of floating rate loans are generally subject to contractual restrictions that must be satisfied before a floating rate loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell floating rate loans, negatively impact the transaction price, and impede the Fund’s ability to timely vote or otherwise act with respect to floating rate loans. As a result, it may take longer than seven days for transactions in floating rate loans to settle, which may make it more difficult for the Fund to raise cash to pay investors when they redeem their shares in the Fund. The Fund may be adversely affected by having to sell other investments at an unfavorable time and/or under unfavorable conditions, hold cash, temporarily borrow from banks or other lenders or take other actions to meet short-term liquidity needs in order to satisfy redemption requests from Fund shareholders.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan, which may not be deemed to be a security in certain circumstances and, as a result, could increase the risk of investing in loans.

• Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

• High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

• Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions and expectations about the foregoing. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt instruments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Underlying Fund Risk: Because the Fund may serve as an underlying fund of one or more “fund of funds” of the Trust and thus have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares.

Performance reflects expense limitations that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).

Calendar Year Total Returns (%)1

1 Class I return for the period 1/1/16 through 6/30/16: 3.55%

Best and worst quarterly performance reflected within the bar chart: Q1 2012: 3.80%; Q4 2014: (1.38%)

Average Annual Total Returns (For the periods ended December 31, 2015)	1 year	Since Inception
Class I (incepted June 30, 2011) (before taxes)	0.75%	3.99%
Class I (after taxes on distributions)	(1.15%)	2.10%
Class I (after taxes on distributions and sale of Fund shares)	0.43%	2.28%
Class A (incepted December 30, 2011) (before taxes)	(2.46%)	3.40%
Class C (incepted December 30, 2011) (before taxes)	(1.27%)	3.42%
Advisor Class (incepted June 29, 2012) (before taxes)	0.80%	3.55%
Credit Suisse Leveraged Loan Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	(0.38%)	3.50%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class I shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management

Investment Adviser – Pacific Life Fund Advisors LLC

Management Firm – Pacific Asset Management. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Management Firm	Experience with Fund
J.P. Leasure, Senior Managing Director and Portfolio Manager	Since Inception
Michael Marzouk, CFA, Managing Director and Portfolio Manager	Since Inception

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 83 in this prospectus.

Pacific FundsSM Limited Duration High Income

Investment Goal

This Fund seeks a high level of current income.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)

Share Class
	A	C	I	Advisor
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	I	Advisor
Management Fee	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.55%	0.55%	0.40%	0.55%
Total Annual Fund Operating Expenses	1.45%	2.20%	1.05%	1.20%
Less Fee Waiver and Expense Reimbursement[1,2]	(0.37%)	(0.37%)	(0.27%)	(0.37%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.08%	1.83%	0.78%	0.83%

1  The investment adviser has agreed to waive 0.02% of its management fee through 7/31/2017. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval by the Board of Trustees and prior written notice to the investment adviser.

2 The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% for Class I shares through 7/31/2017, and 0.20% for Class A, C, and Advisor Class shares through 7/31/2017. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver and expense reimbursement (expense limitation), which are only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Share Class
	A	C	I	Advisor
1 year	$ 407	$ 286	$ 80	$ 85
3 years	$ 710	$ 653	$ 307	$ 344
5 years	$1,034	$1,146	$ 553	$ 624
10 years	$1,952	$2,505	$1,258	$1,422

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Share Class
	A	C	I	Advisor
1 year	$ 407	$ 186	$ 80	$ 85
3 years	$ 710	$ 653	$ 307	$ 344
5 years	$1,034	$1,146	$ 553	$ 624
10 years	$1,952	$2,505	$1,258	$1,422

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2016, the portfolio turnover rate was 48% of the average value of the Fund.

Principal Investment Strategies

This Fund invests principally in income producing debt instruments. Under normal circumstances, the Fund invests principally in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments of any credit quality and floating rate loans. The Fund’s non-investment grade debt instruments may include those that are stressed, distressed or in default. The Fund may also invest up to 40% of its assets in investment grade debt instruments, including corporate debt securities, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. The Fund expects to maintain a weighted average duration between zero and three years, although the investments held by the Fund may have short, intermediate and long terms to maturity. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. Maturity of a debt instrument, however, refers to the specific period of time until final payment (principal and any applicable interest) is due. Debt instruments in which the Fund invests may include those issued by non-U.S. entities in developed markets denominated in U.S. dollars. The Fund may invest in secured and unsecured debt instruments.

Individual investment selection is generally based on the Manager’s fundamental research process. Sector allocations are determined based on the Manager’s assessment of risk/return opportunities relative to the Fund’s investment goal. The Manager performs a credit analysis on each potential issuer and a relative value analysis on each potential investment. When selecting investments (including non-income producing investments), the Manager may consider the investment’s potential for capital appreciation.

Decisions to sell are generally based upon the Manager’s belief that the particular investment has achieved its valuation target, there have been changes in the fundamentals of the issuer, or another opportunity of greater relative value exists.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

• Debt Securities Risk: Debt securities are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.

• Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods, which may result in cash proceeds not being immediately available to the Fund. As a result, the Fund may be subject to greater liquidity risk than a Fund that does not invest in floating rate loans. Investments in floating rate loans are typically in the form of a participation or assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. Investors in a loan participation may participate in such syndications, or buy part of a loan, becoming a part lender. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with the financial intermediary that syndicated the loan. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the Fund could experience delays in receiving payments or suffer a loss. In an assignment, the Fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Declines in interest rates may increase borrowers’ prepayments of debt obligations and require the Fund to reinvest these assets at lower yields which could reduce returns. In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Investments in junior loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.

Although the overall size and number of participants in the market for floating rate loans (or bank loans) has grown over the past decade, floating rate loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of floating rate loans are generally subject to contractual restrictions that must be satisfied before a floating rate loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell floating rate loans, negatively impact the transaction price, and impede the Fund’s ability to timely vote or otherwise act with respect to floating rate loans. As a result, it may take longer than seven days for transactions in floating rate loans to settle, which may make it more difficult for the Fund to raise cash to pay investors when they redeem their shares in the Fund. The Fund may be adversely affected by having to sell other investments at an unfavorable time and/or under unfavorable conditions, hold cash, temporarily borrow from banks or other lenders or take other actions to meet short-term liquidity needs in order to satisfy redemption requests from Fund shareholders.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan, which may not be deemed to be a security in certain circumstances and, as a result, could increase the risk of investing in loans.

• Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

• High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

• Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions and expectations about the foregoing. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt instruments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid. These securities are also subject to extension risk, where borrowers or issuers may pay principal later than expected, causing these securities to lengthen in duration and be more volatile in rising interest rate conditions. These securities are also subject to prepayment and call risk, where borrowers or issuers, respectively, may pay principal sooner than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares.

Performance reflects expense limitations that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).

Calendar Year Total Returns (%)1

1  Class I return for the period 1/1/16 through 6/30/16: 3.83%

Best and worst quarterly performance reflected within the bar chart: Q1 2014: 1.84%; Q3 2015: (3.63%)

Average Annual Total Returns (For the periods ended December 31, 2015)	1 year	Since Inception
Class I (incepted July 31, 2013) (before taxes)	(3.67%)	(0.56%)
Class I (after taxes on distributions)	(5.68%)	(2.61%)
Class I (after taxes on distributions and sale of Fund shares)	(2.03%)	(1.30%)
Class A (incepted July 31, 2013) (before taxes)	(6.89%)	(2.06%)
Class C (incepted July 31, 2013) (before taxes)	(5.62%)	(1.57%)
Advisor Class (incepted July 31, 2013) (before taxes)	(3.62%)	(0.58%)
Barclays U.S. 1-5 Year High-Yield Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	(5.02%)	(0.22%)

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class I shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management

Investment Adviser – Pacific Life Fund Advisors LLC

Management Firm – Pacific Asset Management. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Management Firm	Experience with Fund
Brian M. Robertson, CFA, Managing Director and Portfolio Manager	Since Inception
Michael Marzouk, CFA, Managing Director and Portfolio Manager	Since Inception

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 83 in this prospectus.

Pacific FundsSM High Income

Investment Goal

This Fund seeks a high level of current income.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)

Share Class
	A	C	I	Advisor
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	I	Advisor
Management Fee	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.43%	0.43%	0.28%	0.43%
Acquired Fund Fees and Expenses[1]	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	1.32%	2.07%	0.92%	1.07%
Less Expense Reimbursement[2]	(0.23%)	(0.23%)	(0.13%)	(0.23%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.09%	1.84%	0.79%	0.84%

1  Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

2 The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% for Class I shares through 7/31/2017, and 0.20% for Class A, C, and Advisor shares through 7/31/2017. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Share Class
	A	C	I	Advisor
1 year	$ 531	$ 287	$ 81	$ 86
3 years	$ 804	$ 627	$ 280	$ 317
5 years	$1,097	$1,092	$ 497	$ 568
10 years	$1,928	$2,382	$1,119	$1,285

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Share Class
	A	C	I	Advisor
1 year	$ 531	$ 187	$ 81	$ 86
3 years	$ 804	$ 627	$ 280	$ 317
5 years	$1,097	$1,092	$ 497	$ 568
10 years	$1,928	$2,382	$1,119	$1,285

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2016, the portfolio turnover rate was 54% of the average value of the Fund.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments. The Fund invests principally in instruments that have intermediate to long terms to maturity, which generally means that the Fund will hold instruments with final maturities greater than one year. Debt instruments in which the Fund invests include bonds, notes and floating rate loans, including those of foreign issuers that are denominated in U.S. dollars.

Individual investment selection is generally based on the Manager’s fundamental research process. Sector allocations are determined based on the Manager’s assessment of risk/return opportunities relative to the Fund’s investment goal and benchmark weightings (Barclays U.S. High-Yield 2% Issuer Capped Bond Index). The Manager performs a credit analysis on each potential issuer and a relative value analysis on each potential investment.

Decisions to sell are generally based upon the Manager’s belief that the particular investment has achieved its valuation target,

there have been changes in the fundamentals of the issuer, or another opportunity of greater relative value exists.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

• Debt Securities Risk: Debt securities are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.

• Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods, which may result in cash proceeds not being immediately available to the Fund. As a result, the Fund may be subject to greater liquidity risk than a Fund that does not invest in floating rate loans. Investments in floating rate loans are typically in the form of a participation or assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. Investors in a loan participation may participate in such syndications, or buy part of a loan, becoming a part lender. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with the financial intermediary that syndicated the loan. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the Fund could experience delays in receiving payments or suffer a loss. In an assignment, the Fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Declines in interest rates may increase borrowers’ prepayments of debt obligations and require the Fund to reinvest these assets at lower yields which could reduce returns. In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Investments in junior loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.

Although the overall size and number of participants in the market for floating rate loans (or bank loans) has grown over the past decade, floating rate loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of floating rate loans are generally subject to contractual restrictions that must be satisfied before a floating rate loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell floating rate loans, negatively impact the transaction price, and impede the Fund’s ability to timely vote or otherwise act with respect to floating rate loans. As a result, it may take longer than seven days for transactions in floating rate loans to settle, which may make it more difficult for the Fund to raise cash to pay investors when they redeem their shares in the Fund. The Fund may be adversely affected by having to sell other investments at an unfavorable time and/or under unfavorable conditions, hold cash, temporarily borrow from banks or other lenders or take other actions to meet short-term liquidity needs in order to satisfy redemption requests from Fund shareholders.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan, which may not be deemed to be a security in certain circumstances and, as a result, could increase the risk of investing in loans.

• Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

• High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

• Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions and expectations about the foregoing. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt instruments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Underlying Fund Risk: Because the Fund may serve as an underlying fund of one or more “fund of funds” of the Trust and thus have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares.

Performance reflects expense limitations that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).

Calendar Year Total Returns (%)1

1 Class I return for the period 1/1/16 through 6/30/16: 6.85%

Best and worst quarterly performance reflected within the bar chart: Q1 2012: 5.93%; Q3 2015: (5.35%)

Average Annual Total Returns (For the periods ended December 31, 2015)	1 year	Since Inception
Class I (incepted December 19, 2011) (before taxes)	(5.51%)	4.98%
Class I (after taxes on distributions)	(7.27%)	2.26%
Class I (after taxes on distributions and sale of Fund shares)	(3.04%)	2.80%
Class A (incepted June 29, 2012) (before taxes)	(9.77%)	1.70%
Class C (incepted June 29, 2012) (before taxes)	(7.28%)	2.25%
Advisor Class (incepted June 29, 2012) (before taxes)	(5.52%)	3.22%
Barclays U.S. High-Yield 2% Issuer Capped Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	(4.43%)	5.28%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class I shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management

Investment Adviser – Pacific Life Fund Advisors LLC

Management Firm – Pacific Asset Management. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Management Firm	Experience with Fund
Brian M. Robertson, CFA, Managing Director and Portfolio Manager	Since Inception
C. Robert Boyd, Managing Director and Portfolio Manager	Since 2014

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 83 in this prospectus.

Pacific FundsSM Diversified Alternatives

Investment Goal

This Fund seeks to provide total return.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)

Share Class
	A	C	Advisor
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	Advisor
Management Fee	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None
Other Expenses (Including Recoupment)	0.91%	0.91%	0.91%
Acquired Fund Fees and Expenses[1]	1.00%	1.00%	1.00%
Total Annual Fund Operating Expenses	2.36%	3.11%	2.11%
Less Expense Reimbursement[2]	(0.51%)	(0.51%)	(0.51%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.85%	2.60%	1.60%

1  Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

2 The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.40% through July 31, 2017 for Class A, C and Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Share Class
	A	C	Advisor
1 year	$ 728	$ 363	$ 163
3 years	$1,200	$ 912	$ 612
5 years	$1,697	$1,586	$1,087
10 years	$3,061	$3,385	$2,401

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Share Class
	A	C	Advisor
1 year	$ 728	$ 263	$ 163
3 years	$1,200	$ 912	$ 612
5 years	$1,697	$1,586	$1,087
10 years	$3,061	$3,385	$2,401

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2016, the portfolio turnover rate was 73% of the average value of the Fund.

Principal Investment Strategies

This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Underlying Funds”). The Fund seeks to maintain a low to moderate correlation of its returns with the returns of traditional equity and fixed income asset classes over long-term periods by gaining exposure to a number of non-traditional asset classes and alternative investment strategies through its investments in the Underlying Funds. The low to moderate correlation that the Fund seeks to maintain means that the Fund’s returns are intended not to have a strong direct relationship (up or down) to movements in the traditional equity and fixed income asset classes, although there are expected to be some related movements. Thus, the Fund may complement and/or serve to further diversify an investor’s portfolio of traditional equity and fixed income investments. Although the performance of the Fund is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income asset classes over long-term periods, Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, may make investment decisions that result in the Fund having a higher correlation with the performance of traditional asset classes over short- or long-term periods.

Through its investments in the Underlying Funds, the Fund seeks exposure to non-traditional asset classes and alternative investment strategies that have one or more of the following characteristics:

•  Non-Traditional Asset Classes Providing Diversified Returns - investments in a diverse mix of asset classes that tend to have returns that have low to moderate correlation with the broad U.S. equity and fixed income markets.

• Alpha-Seeking Strategies - strategies or investments that seek to outperform the broad equity markets and/or fixed income markets on a risk-adjusted basis over a complete market cycle.

• Downside Protection Strategies - strategies or investments that seek to reduce Fund losses during adverse and volatile market conditions (together, the “Alternative Asset Classes and Strategies”).

The Underlying Funds that have one or more of the above characteristics include funds that emphasize investments in real estate, emerging markets debt and equity, bank loans and inflation-indexed debt investments, and funds that employ currency, long/short equity and absolute return strategies. Absolute return strategies seek to achieve positive returns over a complete market cycle.

PLFA manages and oversees the Fund through a multi-step process that includes:

(1) Asset Allocation/Portfolio Construction – An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal. The Alternative Asset Classes and Strategies are used to develop the Model. PLFA then uses a risk-focused investment process to establish the allocations to the Alternative Asset Classes and Strategies based on the risks of each Alternative Asset Class and Strategy and their impact on the Fund’s risk/return objectives, the degree of correlation of each of the Alternative Asset Classes and Strategies to traditional broad U.S. equity and fixed income asset classes, the potential of an Alternative Asset Class and Strategy to gain long-term returns for the Fund, and the potential of an Alternative Asset Class and Strategy to reduce Fund losses during periods of market volatility. While PLFA will use these main factors when making investment decisions for the Fund, it may give greater weight to one factor over another, at its discretion, depending upon market conditions and the particular investment.

PLFA then determines the amount of the Fund’s assets to invest in each Underlying Fund in order to obtain the Alternative Asset Class and Strategy exposures designated by the Model for the Fund.

After the Model is developed, PLFA may make adjustments to the allocations or its view that the characteristics of an Alternative Asset Class and Strategy or Underlying Fund is changing (such as increasing correlations of a non-traditional asset class to U.S. equity or fixed income markets).

(2) Manager Oversight – PLFA monitors and evaluates the Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the respective Underlying Fund.

(3) Investment Risk Management – PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.

To implement their investment strategies, the Underlying Funds may invest in derivative instruments, including forward foreign currency contracts, foreign currency options, swaps (including interest rate, cross-currency, total return and credit default swaps) and futures on securities, indices, currencies and other investments and they may use derivatives in a way that has a leveraging effect on an Underlying Fund’s exposure to specific investment opportunities.

The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

The Fund may invest a significant portion of its assets in any single Underlying Fund. PLFA has sole discretion in selecting the Underlying Funds for investment and may adjust the Fund’s allocations to the Underlying Funds, including adding or removing Underlying Funds, as it deems appropriate to meet the Fund’s investment goal.

For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the prospectus.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you may lose money and/or experience price volatility risk. Because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, PLFA estimates each Underlying Fund’s investment exposures to determine the Fund’s allocations to the Underlying Fund. As a result, the Fund’s actual allocation to an Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance of and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA may be influenced by its view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.

Principal Risks from Holdings in Underlying Funds

• Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact an Underlying Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock. These risks are heightened for contingent convertible securities (“CoCos”), a type of convertible security, because CoCos have features that may result in their conversion into common stock, a write-down of their principal or regulatory intervention. In certain circumstances, the Fund may lose the entire value of its investment in a CoCo, even if the issuer of the CoCo remains a going concern. In addition, CoCos have fully discretionary coupons, which means that their coupons can potentially be deferred or cancelled at the issuer’s discretion.

• Correlation Risk: An Underlying Fund that represents an alternative or non-traditional investment strategy may have low to moderate correlation with the performance of traditional equity and debt investments over long-term periods; however, its actual performance may be correlated with traditional equity and debt investments over short- or long-term periods. Should there be periods when performance is correlated, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, which may result in increased volatility in the asset allocation strategy.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce an Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

• Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund’s investments in that foreign currency and investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.

• Derivatives Risk: Derivatives may be riskier than other types of investments and may increase an Underlying Fund’s volatility. Derivatives may experience large, sudden or unpredictable changes in liquidity and may be difficult to sell or unwind. Derivatives can also create investment exposure that exceeds the initial amount invested (leverage risk) - consequently, derivatives may experience very large swings in value. An Underlying Fund may lose more money using derivatives than it would have lost if it had invested directly in the underlying security or asset on which the value of a derivative is based. Derivative contracts that are privately negotiated are also subject to counterparty risk, meaning that if the counterparty’s financial condition declines, the counterparty may be unable to satisfy its obligations under the contract in a timely manner, if at all, resulting in a potential decline in value of the contract and potential losses to the Underlying Fund. Derivatives may not perform as expected, so an Underlying Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. Derivatives may be difficult to value and may expose the Fund to risks of mispricing. In addition, derivatives are subject to extensive government regulation, which may change frequently and impact an Underlying Fund significantly.

• Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

• Forwards and Futures Contracts Risk: Forwards and futures contracts are derivative contracts that obligate a purchaser to purchase, and a seller to sell, a specific amount of an asset (e.g., a currency or security) at a specified future date and price. Because forward contracts are privately negotiated, unlike exchange-traded futures contracts, they are subject to greater risk of default or bankruptcy by a counterparty, which could result in adverse market impact, expenses or delays in connection with the purchase or sale of the asset underlying the forward contract. The Underlying Fund may also miss the opportunity of obtaining a price or yield considered to be advantageous. In addition to derivatives risk, an Underlying Fund’s ability to close out of a forward or futures contract position is dependent on the liquidity of the secondary forward or futures market. There is also a risk of imperfect correlation between the change in market value of the instruments held by an Underlying Fund and the price of the forward or futures contract, as well as losses caused by unanticipated market movements, which are potentially unlimited. Because these contracts allow an Underlying Fund to establish a fixed price (for an asset) or a fixed rate of exchange (for a currency) at a future point in time, they do not eliminate fluctuations in the value of the asset or currency and can have the effect of minimizing opportunities for gain or incurring a loss for the Fund.

• Geographic Focus Risk: If the Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund’s performance. As a result, the Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

• High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions and expectations about the foregoing. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt instruments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.

• Investment in Money Market Funds Risk: An Underlying Fund may invest in money market mutual funds. Shareholders of an Underlying Fund would then bear their proportionate share of Fund expenses and, indirectly, the expenses of the investment companies. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of an Underlying Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Although large-capitalization companies tend to have stabler prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

• Leverage Risk: Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed an Underlying Fund’s principal amount invested. Leverage can magnify an Underlying Fund’s gains and losses and therefore increase its volatility. The use of leverage may result in an Underlying Fund having to liquidate holdings when it may not be advantageous to do so.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which an Underlying Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact an Underlying Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• Model and Data Risk: Given the complexity of the investments and strategies of an Underlying Fund, the sub-adviser relies heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging an Underlying Fund’s investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose an Underlying Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used are predictive in nature. For example, such models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for an Underlying Fund. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. Quantitative models used by the sub-adviser also may not be successful in forecasting movements in industries, sectors or companies or in determining the weighting of investment positions that will enable an Underlying Fund to achieve its investment goal.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments. Model prices can differ from market prices as model prices are typically based on assumptions and estimates derived from recent market data that may not remain realistic or relevant in the future. To address these issues, the sub-adviser evaluates model prices and outputs versus recent transactions or similar securities, and as a result, such models may be modified from time to time.

• Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be subject to greater price volatility risk than a broad cross-section of securities. In addition, there may be periods during which the investment performance of a Fund using a momentum strategy may suffer.

• Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the Underlying Fund’s price volatility risk and the risk that its value could go down because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Underlying Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Underlying Fund from being managed as though it were a diversified fund.

• Options Risk: An option is a derivative contract where, for a premium payment or fee, the purchaser of the option is given the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. In addition to derivatives risk, an Underlying Fund is subject to the risk of losing the premium it paid to purchase the option if the price of the underlying security or other asset decreases or remains the same (for a call option) or increases or remains the same (for a put option). If a call or put option that an Underlying Fund purchases were allowed to expire without being sold or exercised, its premium would be a loss to an Underlying Fund. The Underlying Fund’s ability to exercise or sell the options is dependent on the liquidity of the option market.

• Price Volatility Risk: To the extent an Underlying Fund invests in investments whose value may go up or down rapidly or unpredictably, the Underlying Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Short Exposure Risk: Taking a short position using derivative instruments in anticipation of a decline in the market price of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price in the future (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Using derivatives to take short positions is also subject to leverage risk.

• Short Sale Risk: Engaging in short sales of securities that an Underlying Fund does not own subjects it to the risks associated with those securities, including price volatility risk. A security is sold short in anticipation of purchasing the same security at a later date at a lower price; however, an Underlying Fund may incur a loss if the price of the security increases between the date of the short sale and the date on which the Underlying Fund purchases the security sold short. Because there is no limit on how high the price of the security may rise, such loss is theoretically unlimited. Short sales may also incur transaction costs and borrowing fees for an Underlying Fund and subject the Underlying Fund to leverage risk because they may provide investment exposure in an amount exceeding the initial investment.

• Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular foreign currency, or in a “basket” of securities representing a certain index, or at a specific interest rate. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are required to be cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. Credit default swaps have heightened liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other sign of financial difficulty).

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

• Value Companies Risk: Value companies are those that are thought to be undervalued and perceived as trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class A shares.

Sales charges applicable to Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects expense limitations that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).

Calendar Year Total Returns (%)1

1  Class A return for the period 1/1/16 through 6/30/16: 2.93%

Best and worst quarterly performance reflected within the bar chart: Q2 2014: 3.40%; Q3 2015: (1.92%)

Average Annual Total Returns (For the periods ended December 31, 2015)	1 year	Since Inception
Class A (incepted December 31, 2013) (before taxes)	(4.95%)	(1.48%)
Class A (after taxes on distributions)	(6.56%)	(2.94%)
Class A (after taxes on distributions and sale of Fund shares)	(2.70%)	(1.75%)
Class C (incepted December 31, 2013) (before taxes)	(1.08%)	0.57%
Advisor Class (incepted December 31, 2013) (before taxes)	0.92%	1.58%
Citigroup 1-Month U.S. T-Bill Index (reflects no deductions for fees, expenses or taxes) (based on Class A inception date)	0.02%	0.02%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management

Investment Adviser – Pacific Life Fund Advisors LLC. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since Inception
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since Inception
Max Gokhman, Assistant Vice President and Portfolio Manager	Since 2015
Samuel S. Park, Investment Consultant and Portfolio Manager	Since Inception

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 83 in this prospectus.

Pacific FundsSM Large-Cap

Investment Goal

This Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)

Share Class
	A	C	Advisor	Investor
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	Advisor	Investor
Management Fee	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	0.25%
Other Expenses	4.56%	4.56%	4.56%	4.56%
Total Annual Fund Operating Expenses	5.46%	6.21%	5.21%	5.46%
Less Fee Waiver and Expense Reimbursement[1,2]	(4.46%)	(4.46%)	(4.46%)	(4.46%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.00%	1.75%	0.75%	1.00%

1  The investment adviser has agreed to waive 0.10% of its management fee through 1/10/2018. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) if the sub-advisory agreement with Rothschild Asset Management Inc. is terminated.

2 The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.20% for Class A, C, Advisor Class and Investor Class shares through 1/10/2019. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver and expense reimbursement (expense limitation), which are only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Share Class
	A	C	Advisor	Investor
1 year	$ 523	$ 278	$ 77	$ 102
3 years	$1,198	$1,029	$ 732	$ 807
5 years	$2,317	$2,320	$1,859	$1,976
10 years	$5,071	$5,413	$4,655	$4,853

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Share Class
	A	C	Advisor	Investor
1 year	$ 523	$ 178	$ 77	$ 102
3 years	$1,198	$1,029	$ 732	$ 807
5 years	$2,317	$2,320	$1,859	$1,976
10 years	$5,071	$5,413	$4,655	$4,853

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. For the period between January 11, 2016 to March 31, 2016, the portfolio turnover rate was 27% of the average value of the Fund.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in common stocks and other equity securities of large capitalization U.S. companies. The Fund defines a large-capitalization company as one whose market capitalization falls within the range of the Russell 1000 Index at the time of purchase. As of March 31, 2016, the market capitalization range of the Russell 1000 Index was approximately $169.3 million to $627.9 billion. As of March 31, 2016, the weighted average market capitalization of the Fund was approximately $155.9 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 1000 Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

The Fund invests in securities that the Fund’s sub-adviser believes are attractively valued with the potential to exceed investor expectations. The Fund may sell securities that no longer meet the investment criteria of the portfolio management team.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Although large-capitalization companies tend to have stabler prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund acquired the assets of the Rothschild U.S. Large-Cap Core Fund (the “Predecessor Fund”) in a reorganization transaction on January 11, 2016. The Fund’s objectives (goals), policies, guidelines and restrictions are substantially the same as those of the Predecessor Fund. Each class of the Fund available in this prospectus was first offered on January 11, 2016.

The bar chart shows the performance of the Fund’s Investor Class shares. The performance figures shown below for Investor Class, Class A, Class C and Advisor Class shares of the Fund reflect the historical performance of the then-existing Investor Class shares of the Predecessor Fund for periods prior to January 11, 2016. These performance figures have not been adjusted to reflect estimated fees and expenses of Investor Class, Class A, Class C and Advisor Class shares of the Fund, respectively, for periods prior to January 1, 2016, but have been so adjusted for the period between January 1, 2016 and January 10, 2016. If the returns prior to January 1, 2016 had been adjusted, then performance for the share classes could vary from the returns shown based on differences in their fee and expense structures. The Investor Class shares of the Predecessor Fund commenced operations on December 31, 2014.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).

Calendar Year Total Returns (%)1

1 Investor Class return for the period 1/1/16 through 6/30/16: 0.83%

Best and worst quarterly performance reflected within the bar chart: Q4 2015: 4.59%; Q3 2015: (7.39%)

Average Annual Total Returns (For the periods ended December 31, 2015)	1 year	Since Inception
Investor Class (before taxes)	(1.69%)	(1.69%)
Investor Class (after taxes on distributions)[1]	(2.12%)	(2.12%)
Investor Class (after taxes on distributions and sale of Fund shares)[1]	(0.73%)	(0.73%)
Class A (before taxes)	(5.84%)	(5.84%)
Class C (before taxes)	(2.66%)	(2.66%)
Advisor Class (before taxes)	(1.69%)	(1.69%)
S&P 500 Index (reflects no deductions for fees, expenses or taxes) (based on December 31, 2014 inception date of the Predecessor Fund)	1.38%	1.38%

1 The after-tax returns were previously disclosed for Class A, but are now shown for
Investor Class because Investor Class returns are shown in the bar chart.

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Investor Class shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management

Investment Adviser – Pacific Life Fund Advisors LLC

Sub-Adviser – Rothschild Asset Management Inc. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Mark K. Tavel, Managing Director, Portfolio Manager	Since 2014*
Luis Ferreira, CFA, Managing Director, Portfolio Manager	Since 2014*
Chris R. Kaufman, Managing Director, Portfolio Manager	Since 2014*
Paul Roukis, CFA, Managing Director, Portfolio Manager	Since 2014*

*Reflects December 31, 2014 inception date of the Predecessor Fund.

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 83 in this prospectus.

Pacific FundsSM Large-Cap Value

Investment Goal

This Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)

Share Class
	A	C	Advisor	Investor
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	Advisor	Investor
Management Fee	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	0.25%
Other Expenses	7.94%	7.94%	7.94%	7.94%
Total Annual Fund Operating Expenses	8.84%	9.59%	8.59%	8.84%
Less Expense Reimbursement[1]	(7.74%)	(7.74%)	(7.74%)	(7.74%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.10%	1.85%	0.85%	1.10%

1  The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.20% for Class A, C, Advisor Class and Investor Class shares through 1/10/2019. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Share Class
	A	C	Advisor	Investor
1 year	$ 532	$ 288	$ 87	$ 112
3 years	$1,540	$1,379	$1,092	$1,165
5 years	$3,231	$3,237	$2,825	$2,930
10 years	$6,920	$7,187	$6,641	$6,784

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Share Class
	A	C	Advisor	Investor
1 year	$ 532	$ 188	$ 87	$ 112
3 years	$1,540	$1,379	$1,092	$1,165
5 years	$3,231	$3,237	$2,825	$2,930
10 years	$6,920	$7,187	$6,641	$6,784

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. For the period between January 11, 2016 to March 31, 2016, the portfolio turnover rate was 48% of the average value of the Fund.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in common stocks and other equity securities of large capitalization U.S. companies. The Fund defines a large-capitalization company as one whose market capitalization falls within the range of the Russell 1000 Value Index at the time of purchase, and invests primarily in equity securities of large-capitalization value companies as defined by the Russell 1000 Value Index. As of March 31, 2016, the market capitalization range of the Russell 1000 Value Index was approximately $169.3 million to $446.8 billion. As of March 31, 2016, the weighted average market capitalization of the Fund was approximately $124.2 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 1000 Value Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

The Fund invests in securities that the Fund’s sub-adviser believes are attractively valued with the potential to exceed investor expectations. The Fund will sell securities that no longer meet the investment criteria of the portfolio management team.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Although large-capitalization companies tend to have stabler prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Value Companies Risk: Value companies are those that are thought to be undervalued and perceived as trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund acquired the assets of the Rothschild U.S. Large-Cap Value Fund (the “Predecessor Fund”) in a reorganization transaction on January 11, 2016. The Fund’s objectives (goals), policies, guidelines and restrictions are substantially the same as those of the Predecessor Fund. Each class of the Fund available in this prospectus was first offered on January 11, 2016.

The bar chart shows the performance of the Fund’s Investor Class shares. The performance figures shown below for Investor Class, Class A, Class C and Advisor Class shares of the Fund reflect the historical performance of the then-existing Investor Class shares of the Predecessor Fund for periods prior to January 11, 2016. These performance figures have not been adjusted to reflect estimated fees and expenses of Investor Class, Class A, Class C and Advisor Class shares of the Fund, respectively, for periods prior to January 1, 2016, but have been so adjusted for the period between January 1, 2016 and January 10, 2016. If the returns prior to January 1, 2016 had been adjusted, then performance for the share classes could vary from the returns shown based on differences in their fee and expense structures. The Investor Class shares of the Predecessor Fund commenced operations on December 31, 2014.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).

Calendar Year Total Returns (%)1

1 Investor Class return for the period 1/1/16 through 6/30/16: 1.89%

Best and worst quarterly performance reflected within the bar chart: Q4 2015: 5.22%; Q3 2015: (6.81%)

Average Annual Total Returns (For the periods ended December 31, 2015)	1 year	Since Inception
Investor Class (before taxes)	(2.14%)	(2.14%)
Investor Class (after taxes on distributions)[1]	(2.87%)	(2.87%)
Investor Class (after taxes on distributions and sale of Fund shares)[1]	(0.78%)	(0.78%)
Class A (before taxes)	(6.27%)	(6.27%)
Class C (before taxes)	(3.10%)	(3.10%)
Advisor Class (before taxes)	(2.14%)	(2.14%)
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes) (based on December 31, 2014 inception date of the Predecessor Fund)	(3.83%)	(3.83%)

1 The after-tax returns were previously disclosed for Class A, but are now shown for
Investor Class because Investor Class returns are shown in the bar chart.

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Investor Class shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management

Investment Adviser – Pacific Life Fund Advisors LLC

Sub-Adviser – Rothschild Asset Management Inc. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Chris R. Kaufman, Managing Director, Portfolio Manager	Since 2014*
Paul Roukis, CFA, Managing Director, Portfolio Manager	Since 2014*
Luis Ferreira, CFA, Managing Director, Portfolio Manager	Since 2014*
Mark K. Tavel, Managing Director, Portfolio Manager	Since 2014*

*Reflects December 31, 2014 inception date of the Predecessor Fund.

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 83 in this prospectus.

Pacific FundsSM Small/Mid-Cap

Investment Goal

This Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)

Share Class
	A	C	Advisor	Investor
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	Advisor	Investor
Management Fee	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	0.25%
Other Expenses	3.58%	3.58%	3.58%	3.58%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	4.69%	5.44%	4.44%	4.69%
Less Expense Reimbursement[2]	(3.38%)	(3.38%)	(3.38%)	(3.33%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.31%	2.06%	1.06%	1.36%

1  Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

2 The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.25% for Investor Class shares, and 0.20% for Class A, C and Advisor Class shares through 1/10/2019. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Share Class
	A	C	Advisor	Investor
1 year	$ 553	$ 309	$ 108	$ 138
3 years	$1,169	$ 999	$ 701	$ 787
5 years	$2,140	$2,142	$1,672	$1,800
10 years	$4,596	$4,955	$4,145	$4,362

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Share Class
	A	C	Advisor	Investor
1 year	$ 553	$ 209	$ 108	$ 138
3 years	$1,169	$ 999	$ 701	$ 787
5 years	$2,140	$2,142	$1,672	$1,800
10 years	$4,596	$4,955	$4,145	$4,362

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. For the period between January 11, 2016 to March 31, 2016, the portfolio turnover rate was 11% of the average value of the Fund.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in common stocks and other equity securities of small and medium capitalization U.S. companies. The Fund defines small and medium capitalization companies as companies whose market capitalizations fall within the range of the Russell 2500 Index at the time of purchase. As of March 31, 2016, the market capitalization range of the Russell 2500 Index was approximately $13.6 million to $14.8 billion. As of March 31, 2016, the weighted average market capitalization of the Fund was approximately $3.6 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2500 Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

The Fund invests in securities that the Fund’s sub-adviser believes are attractively valued with the potential to exceed investor expectations. The Fund may sell securities that no longer meet the investment criteria of the portfolio management team.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund acquired the assets of the Rothschild U.S. Small/Mid-Cap Core Fund (the “Predecessor Fund”) in a reorganization transaction on January 11, 2016. The Fund’s objectives (goals), policies, guidelines and restrictions are substantially the same as those of the Predecessor Fund. Each class of the Fund available in this prospectus was first offered on January 11, 2016.

The bar chart shows the performance of the Fund’s Investor Class shares. The performance figures shown below for Investor Class, Class A, Class C and Advisor Class shares of the Fund reflect the historical performance of the then-existing Institutional Class shares of the Predecessor Fund for periods prior to January 11, 2016. These performance figures have not been adjusted to reflect estimated fees and expenses of Investor Class, Class A, Class C and Advisor Class shares of the Fund, respectively, for periods prior to January 1, 2016, but have been so adjusted for the period between January 1, 2016 and January 10, 2016. If the returns prior to January 1, 2016 had been adjusted, then performance for the share classes could vary from the returns shown based on differences in their fee and expense structures. The Institutional Class shares of the Predecessor Fund commenced operations on December 31, 2014.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).

Calendar Year Total Returns (%)1

1  Investor Class return for the period 1/1/16 through 6/30/16: 0.19%

Best and worst quarterly performance reflected within the bar chart: Q1 2015: 6.60%; Q3 2015: (9.15%)

Average Annual Total Returns (For the periods ended December 31, 2015)	1 year	Since Inception
Investor Class (before taxes)	0.53%	0.53%
Investor Class (after taxes on distributions)[1]	0.29%	0.29%
Investor Class (after taxes on distributions and sale of Fund shares)[1]	0.43%	0.43%
Class A (before taxes)	(3.71%)	(3.71%)
Class C (before taxes)	(0.47%)	(0.47%)
Advisor Class (before taxes)	0.53%	0.53%
Russell 2500 Index (reflects no deductions for fees, expenses or taxes) (based on December 31, 2014 inception date of the Predecessor Fund)	(2.90%)	(2.90%)

1 The after-tax returns were previously disclosed for Class A, but are now shown for
Investor Class because Investor Class returns are shown in the bar chart.

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Investor Class shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management

Investment Adviser – Pacific Life Fund Advisors LLC

Sub-Adviser – Rothschild Asset Management Inc. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
R. Daniel Oshinskie, CFA, Chief Investment Officer, Portfolio Manager	Since 2014*
Joseph Bellantoni, CFA, Managing Director, Portfolio Manager	Since 2014*
Tina Jones, CFA, Managing Director, Portfolio Manager	Since 2014*
Douglas J. Levine, CFA, Managing Director, Portfolio Manager	Since 2014*

*Reflects December 31, 2014 inception date of the Predecessor Fund.

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 83 in this prospectus.

Pacific FundsSM Small-Cap

Investment Goal

This Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)

Share Class
	A	C	Advisor	Investor
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	Advisor	Investor
Management Fee	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	0.25%
Other Expenses	13.99%	13.99%	13.99%	13.99%
Total Annual Fund Operating Expenses	15.09%	15.84%	14.84%	15.09%
Less Expense Reimbursement[1]	(13.79%)	(13.79%)	(13.79%)	(13.74%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.30%	2.05%	1.05%	1.35%

1  The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.25% for Investor Class shares, and 0.20% for Class A, C and Advisor Class shares through 1/10/2019. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Share Class
	A	C	Advisor	Investor
1 year	$ 552	$ 308	$ 107	$ 137
3 years	$2,159	$2,010	$1,743	$1,819
5 years	$4,678	$4,688	$4,357	$4,448
10 years	$9,061	$9,220	$8,948	$9,021

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Share Class
	A	C	Advisor	Investor
1 year	$ 552	$ 208	$ 107	$ 137
3 years	$2,159	$2,010	$1,743	$1,819
5 years	$4,678	$4,688	$4,357	$4,448
10 years	$9,061	$9,220	$8,948	$9,021

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. For the period between January 11, 2016 to March 31, 2016, the portfolio turnover rate was 27% of the average value of the Fund.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in common stocks and other equity securities of small capitalization U.S. companies. The Fund defines small capitalization companies as companies whose market capitalizations fall within the range of the Russell 2000 Index at the time of purchase. As of March 31, 2016, the market capitalization range of the Russell 2000 Index was approximately $13.6 million to $6.1 billion. As of March 31, 2016, the weighted average market capitalization of the Fund was approximately $2.1 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000 Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

The Fund invests in securities that the Fund’s sub-adviser believes are attractively valued with the potential to exceed investor expectations. The Fund may sell securities that no longer meet the investment criteria of the portfolio management team.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund acquired the assets of the Rothschild U.S. Small-Cap Core Fund (the “Predecessor Fund”) in a reorganization transaction on January 11, 2016. The Fund’s objectives (goals), policies, guidelines and restrictions are substantially the same as those of the Predecessor Fund. Each class of the Fund available in this prospectus was first offered on January 11, 2016.

The bar chart shows the performance of the Fund’s Investor Class shares. The performance figures shown below for Investor Class, Class A, Class C and Advisor Class shares of the Fund reflect the historical performance of the then-existing Institutional Class shares of the Predecessor Fund for periods prior to January 11, 2016. These performance figures have not been adjusted to reflect estimated fees and expenses of Investor Class, Class A, Class C and Advisor Class shares of the Fund, respectively, for periods prior to January 1, 2016, but have been so adjusted for the period between January 1, 2016 and January 10, 2016. If the returns prior to January 1, 2016 had been adjusted, then performance for the share classes could vary from the returns shown based on differences in their fee and expense structures. The Institutional Class shares of the Predecessor Fund commenced operations on December 31, 2014.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).

Calendar Year Total Returns (%)1

1  Investor Class return for the period 1/1/16 through 6/30/16: (0.21%)

Best and worst quarterly performance reflected within the bar chart: Q1 2015: 5.90%; Q3 2015: (10.06%)

Average Annual Total Returns (For the periods ended December 31, 2015)	1 year	Since Inception
Investor Class (before taxes)	(1.55%)	(1.55%)
Investor Class (after taxes on distributions)[1]	(1.68%)	(1.68%)
Investor Class (after taxes on distributions and sale of Fund shares)[1]	(0.77%)	(0.77%)
Class A (before taxes)	(5.70%)	(5.70%)
Class C (before taxes)	(2.53%)	(2.53%)
Advisor Class (before taxes)	(1.55%)	(1.55%)
Russell 2000 Index (reflects no deductions for fees, expenses or taxes) (based on December 31, 2014 inception date of the Predecessor Fund)	(4.41%)	(4.41%)

1 The after-tax returns were previously disclosed for Class A, but are now shown for
Investor Class returns are shown in the bar chart.

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Investor Class shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management

Investment Adviser – Pacific Life Fund Advisors LLC

Sub-Adviser – Rothschild Asset Management Inc. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Joseph Bellantoni, CFA, Managing Director, Lead Portfolio Manager	Since 2014*
Tina Jones, CFA, Managing Director, Portfolio Manager	Since 2014*
Douglas J. Levine, CFA, Managing Director, Portfolio Manager	Since 2014*
R. Daniel Oshinskie, CFA, Chief Investment Officer, Portfolio Manager	Since 2014*

*Reflects December 31, 2014 inception date of the Predecessor Fund.

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 83 in this prospectus.

Pacific FundsSM Small-Cap Value

Investment Goal

This Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)

Share Class
	A	C	Advisor	Investor
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	Advisor	Investor
Management Fee	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	0.25%
Other Expenses	12.89%	12.89%	12.89%	12.89%
Total Annual Fund Operating Expenses	13.99%	14.74%	13.74%	13.99%
Less Expense Reimbursement[1]	(12.69%)	(12.69%)	(12.69%)	(12.64%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.30%	2.05%	1.05%	1.35%

1  The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.25% for Investor Class shares, and 0.20% for Class A, C and Advisor Class shares through 1/10/2019. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Share Class
	A	C	Advisor	Investor
1 year	$ 552	$ 308	$ 107	$ 137
3 years	$2,059	$1,908	$1,638	$1,715
5 years	$4,451	$4,461	$4,116	$4,211
10 years	$8,784	$8,959	$8,648	$8,732

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Share Class
	A	C	Advisor	Investor
1 year	$ 552	$ 208	$ 107	$ 137
3 years	$2,059	$1,908	$1,638	$1,715
5 years	$4,451	$4,461	$4,116	$4,211
10 years	$8,784	$8,959	$8,648	$8,732

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. For the period between January 11, 2016 to March 31, 2016, the portfolio turnover rate was 17% of the average value of the Fund.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small capitalization U.S. companies. The Fund defines small capitalization companies as companies whose market capitalizations fall within the range of the Russell 2000 Value Index at the time of purchase, and invests primarily in equity securities of small capitalization value companies as defined by the Russell 2000 Value Index. As of March 31, 2016, the market capitalization range of the Russell 2000 Value Index was approximately $13.6 million to $5.5 billion. As of March 31, 2016, the weighted average market capitalization of the Fund was approximately $1.9 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000 Value Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

The Fund invests in securities that the Fund’s sub-adviser believes are attractively valued with the potential to exceed investor expectations. The Fund may sell securities that no longer meet the investment criteria of the portfolio management team.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• Value Companies Risk: Value companies are those that are thought to be undervalued and perceived as trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund acquired the assets of the Rothschild U.S. Small-Cap Value Fund (the “Predecessor Fund”) in a reorganization transaction on January 11, 2016. The Fund’s objectives (goals), policies, guidelines and restrictions are substantially the same as those of the Predecessor Fund. Each class of the Fund available in this prospectus was first offered on January 11, 2016.

The bar chart shows the performance of the Fund’s Investor Class shares. The performance figures shown below for Investor Class, Class A, Class C and Advisor Class shares of the Fund reflect the historical performance of the then-existing Institutional Class shares of the Predecessor Fund for periods prior to January 11, 2016. These performance figures have not been adjusted to reflect estimated fees and expenses of Investor Class, Class A, Class C and Advisor Class shares of the Fund, respectively, for periods prior to January 1, 2016, but have been so adjusted for the period between January 1, 2016 and January 10, 2016. If the returns prior to January 1, 2016 had been adjusted, then performance for the share classes could vary from the returns shown based on differences in their fee and expense structures. The Institutional Class shares of the Predecessor Fund commenced operations on December 31, 2014.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).

Calendar Year Total Returns (%)1

1  Investor Class return for the period 1/1/16 through 6/30/16: 2.75%

Best and worst quarterly performance reflected within the bar chart: Q1 2015: 3.90%; Q3 2015: (8.11%)

Average Annual Total Returns (For the periods ended December 31, 2015)	1 year	Since Inception
Investor Class (before taxes)	(3.54%)	(3.54%)
Investor Class (after taxes on distributions)[1]	(4.30%)	(4.30%)
Investor Class A (after taxes on distributions and sale of Fund shares)[1]	(1.81%)	(1.81%)
Class A (before taxes)	(7.61%)	(7.61%)
Class C (before taxes)	(4.49%)	(4.49%)
Advisor Class (before taxes)	(3.54%)	(3.54%)
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes) (based on December 31, 2014 inception date of the Predecessor Fund)	(7.47%)	(7.47%)

1 The after-tax returns were previously disclosed for Class A, but are now shown for
Investor Class because Investor Class returns are shown in the bar chart.

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Investor Class shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management

Investment Adviser – Pacific Life Fund Advisors LLC

Sub-Adviser – Rothschild Asset Management Inc. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Tina Jones, CFA, Managing Director, Lead Portfolio Manager	Since 2014*
Joseph Bellantoni, CFA, Managing Director, Portfolio Manager	Since 2014*
Douglas J. Levine, CFA, Managing Director, Portfolio Manager	Since 2014*
R. Daniel Oshinskie, CFA, Chief Investment Officer, Portfolio Manager	Since 2014*

*Reflects December 31, 2014 inception date of the Predecessor Fund.

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 83 in this prospectus.

Pacific FundsSM Small-Cap Growth

Investment Goal

This Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)

Share Class
	A	C	Advisor	Investor
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	Advisor	Investor
Management Fee	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	0.25%
Other Expenses	9.73%	9.73%	9.73%	9.73%
Total Annual Fund Operating Expenses	10.83%	11.58%	10.58%	10.83%
Less Expense Reimbursement[1]	(9.53%)	(9.53%)	(9.53%)	(9.58%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.30%	2.05%	1.05%	1.25%

1  The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% for Investor Class shares, and 0.20% for Class A, C and Advisor Class shares through 1/10/2019. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Share Class
	A	C	Advisor	Investor
1 year	$ 552	$ 308	$ 107	$ 127
3 years	$1,766	$1,609	$1,330	$1,391
5 years	$3,745	$3,754	$3,370	$3,461
10 years	$7,769	$7,996	$7,554	$7,667

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Share Class
	A	C	Advisor	Investor
1 year	$ 552	$ 208	$ 107	$ 127
3 years	$1,766	$1,609	$1,330	$1,391
5 years	$3,745	$3,754	$3,370	$3,461
10 years	$7,769	$7,996	$7,554	$7,667

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. For the period between January 11, 2016 to March 31, 2016, the portfolio turnover rate was 7% of the average value of the Fund.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in common stocks and other equity securities of small capitalization U.S. companies. The Fund defines small capitalization companies as companies whose market capitalizations fall within the range of the Russell 2000 Growth Index at the time of purchase, and invests primarily in equity securities of small capitalization growth companies as defined by the Russell 2000 Growth Index. As of March 31, 2016, the market capitalization range of the Russell 2000 Growth Index was approximately $15.3 million to $6.1 billion. As of March 31, 2016, the weighted average market capitalization of the Fund was approximately $2.2 billion. The market capitalization of the companies held in the Fund’s portfolio and the Russell 2000 Growth Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

The Fund invests in securities that the sub-adviser believes are attractively valued with the potential to exceed investor expectations. The Fund may sell securities that no longer meet the investment criteria of the sub-adviser.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• Underlying Fund Risk: Because the Fund serves as an underlying fund of one or more “fund of funds” of the Trust and thus has a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund acquired the assets of the Rothschild U.S. Small-Cap Growth Fund (the “Predecessor Fund”) in a reorganization transaction on January 11, 2016. The Fund’s objectives (goals), policies, guidelines and restrictions are substantially the same as those of the Predecessor Fund. Each class of the Fund available in this prospectus was first offered on January 11, 2016.

The bar chart shows the performance of the Fund’s Investor Class shares. The performance figures shown below for Investor Class, Class A, Class C and Advisor Class shares of the Fund reflect the historical performance of the then-existing Investor Class shares of the Predecessor Fund for periods prior to January 11, 2016. These performance figures have not been adjusted to reflect estimated fees and expenses of Investor Class, Class A, Class C and Advisor Class shares of the Fund, respectively, for periods prior to January 1, 2016, but have been so adjusted for the period between January 1, 2016 and January 10, 2016. If the returns prior to January 1, 2016 had been adjusted, then performance for the share classes could vary from the returns shown based on differences in their fee and expense structures. The Investor Class shares of the Predecessor Fund commenced operations on December 31, 2014.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).

Calendar Year Total Returns (%)1

1 Investor Class return for the period 1/1/16 through 6/30/16: (4.86%)

Best and worst quarterly performance reflected within the bar chart: Q4 2015: 6.89%; Q3 2015: (12.51%)

Average Annual Total Returns (For the periods ended December 31, 2015)	1 year	Since Inception
Investor Class (before taxes)	0.90%	0.90%
Investor Class (after taxes on distributions)[1]	0.90%	0.90%
Investor Class (after taxes on distributions and sale of Fund shares)[1]	0.51%	0.51%
Class A (before taxes)	(3.35%)	(3.35%)
Class C (before taxes)	(0.10%)	(0.10%)
Advisor Class (before taxes)	0.90%	0.90%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes) (based on December 31, 2014 inception date of the Predecessor Fund)	(1.38%)	(1.38%)

1 The after-tax returns were previously disclosed for Class A, but are now shown for
Investor Class because Investor Class returns are shown in the bar chart.

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Investor Class shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management

Investment Adviser – Pacific Life Fund Advisors LLC

Sub-Adviser – Rothschild Asset Management Inc. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Douglas J. Levine, CFA, Managing Director, Lead Portfolio Manager	Since 2014*
Joseph Bellantoni, CFA, Managing Director, Portfolio Manager	Since 2014*
Tina Jones, CFA, Managing Director, Portfolio Manager	Since 2014*
R. Daniel Oshinskie, CFA, Chief Investment Officer, Portfolio Manager	Since 2014*

*Reflects December 31, 2014 inception date of the Predecessor Fund.

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 83 in this prospectus.

ADDITIONAL SUMMARY INFORMATION

Purchase and Sale of Fund Shares

Once you have established an account, you may generally purchase or redeem (sell) shares of a Fund on any business day by mail (Pacific Funds, P.O. Box 9768, Providence, RI 02940-9768), overnight mail (Pacific Funds, 4400 Computer Drive, Westborough, MA 01581), by telephone by calling customer service at (800) 722-2333 (select Option 2) or by wire or electronic funds transfer. For accounts established through a broker-dealer or other financial intermediary, please contact your financial professional to purchase or redeem shares.

For Class A, Class B and Class C shares, the minimum initial investment is $1,000, and the minimum subsequent investment is $50. There is no minimum initial or subsequent investment for Class R shares because they are generally only available to certain employer-sponsored retirement, savings or benefit plans. For Class I shares, the minimum initial investment is $500,000, with no subsequent investment minimum. Class I shares are only available to eligible investors. There is no minimum initial or subsequent investment for Advisor Class or Investor Class shares because they are generally only available to investors in fee-based advisory programs. Not all classes are available for direct investment for all Funds. Pacific Funds Series Trust (the “Trust” or “Pacific Funds”) reserves the right to waive or change minimum investment amounts, including for certain types of retirement plans. The Trust and Pacific Select Distributors, LLC, the distributor and principal underwriter for the Trust (the “Distributor”), reserve the right to reject any request to buy shares.

Purchase and sale orders are executed at the next net asset value (“NAV”), plus or minus any applicable sales charges, determined after an authorized designee of the Trust receives, or the transfer agent of the Trust receives at its processing location in Westborough, MA, the order in proper form (which may not be the day the request is first received at the P.O. Box for any orders sent to the Trust’s P.O. Box). This may affect the date on which the order is processed.

Tax Information

The Trust’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account, distributions from which may be taxable upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a fund supermarket), the Trust and its related companies may pay the broker-dealer or other financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

You should consult with your investment professional to determine which Fund may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if a change in your investment strategy is needed. The investment adviser to the Trust is Pacific Life Fund Advisors LLC (“PLFA”). Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth and Pacific Funds Portfolio Optimization Aggressive-Growth (together, the “Portfolio Optimization Funds”) and Pacific Funds Diversified Alternatives seek to achieve their investment goals by investing in Class P shares of certain other Funds within the Trust (the “Underlying Funds”). PLFA has retained other portfolio management firms to manage certain Underlying Funds, and manages Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds Limited Duration High Income and Pacific Funds High Income (together, the “PF Fixed Income Funds”) under the name Pacific Asset Management. Pacific Funds Large-Cap, Pacific Funds Large-Cap Value, Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value and Pacific Funds Small-Cap Growth (together, the “PF U.S. Equity Funds”) are sub-advised by Rothschild Asset Management Inc. (“Rothschild”). More information on PLFA and Rothschild can be found in the About Management section of this prospectus. Information about the Underlying Funds is contained in separate prospectuses, which can be obtained as described on the back cover of this prospectus.

Please read these prospectuses carefully before investing or sending money, and keep them for future reference. You should read the complete description of the Funds in this prospectus and be aware that any time you invest, there is a risk of loss of money.

The following provides additional information about the principal investment strategies and principal risks described in the Fund Summaries section at the beginning of this prospectus. This section also provides general investment information that applies to all Funds, unless otherwise noted. For a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ holdings and about each Fund’s other investment strategies and descriptions of securities, see the Trust’s Statement of Additional Information (“SAI”).

Portfolio Optimization Funds

Investment Goals:

Pacific FundsSM Portfolio Optimization Conservative seeks current income and preservation of capital.

Pacific FundsSM Portfolio Optimization Moderate-Conservative seeks current income and moderate growth of capital.

Pacific FundsSM Portfolio Optimization Moderate seeks long-term growth of capital and low to moderate income.

Pacific FundsSM Portfolio Optimization Growth seeks moderately high, long-term capital appreciation with low, current income.

Pacific FundsSM Portfolio Optimization Aggressive-Growth seeks high, long-term capital appreciation.

Principal Investment Strategies

The Portfolio Optimization Funds are each an asset allocation “fund of funds” that seeks to achieve its investment goal by investing primarily in Underlying Funds. Each Fund seeks to optimize returns given a certain level of risk tolerance. Under normal market conditions, each Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the ranges described in its Fund summary.

The theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long-term. This assumes that asset classes may not move in tandem and that positive returns in one or more asset classes may help offset negative returns in other asset classes.

PLFA manages and oversees each Fund through a multi-step process that includes:

(1) Asset Allocation/Portfolio Construction. PLFA manages each Fund using an approximate 10-year investment horizon, meaning that its investment decisions are based on a 10-year outlook for the Fund. A Model is developed that seeks to meet the Fund’s investment goal. Within each broad asset class, there are narrower asset class categories which are used to develop the Model. The allocations for the broad asset classes and narrower asset class categories are taken into consideration in developing the Model. The broad equity asset class includes asset class categories such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging market equities. The broad debt asset class includes asset class categories such as investment grade bonds, high yield/high risk bonds, bank loans, international debt and emerging market debt.

PLFA then determines the amount of the Fund’s assets to invest in each Underlying Fund in order to obtain the broad asset class exposures and asset class category exposures designated by the Model for the Fund.

PLFA may adjust the Fund’s broad asset class allocations to any point within the stated ranges, and/or adjust the asset class category allocations, and/or the allocations to the Underlying Funds, at any time as they deem necessary based on PLFA’s views of market conditions, its outlook for various asset class categories or other factors.

In addition, PLFA may engage in dynamic positioning for the Fund by further adjusting the Model to any point within the stated ranges, as deemed necessary, to reflect a shorter term view of the markets or a particular asset class category, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to its Underlying Fund allocations to reflect the updated broad asset class and asset class category allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.

(2) Manager Oversight. Once PLFA has conducted its manager search process and selected the management firms to manage the Underlying Funds, each Manager manages its respective Underlying Fund(s) in its own investment style and acts independently of other Underlying Fund Managers. PLFA monitors and evaluates each Underlying Fund Manager to seek to ensure that the Manager’s investment style and approach continue to be appropriate for the Underlying Fund it manages. PLFA may change the Manager of an Underlying Fund or add a Manager to co-manage an Underlying Fund with the existing Manager with approval from the Board of Trustees, which could impact the Fund.

(3) Investment Risk Management. PLFA monitors and analyzes the risks arising from the investments of the Fund, evaluates the impact of any risk exposures on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result. PLFA utilizes various risk management tools and resources to assess risks.

Investments of the Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; stocks of companies with a history of paying dividends; sector-specific stocks; and domestic and non-U.S. stocks, including emerging market stocks.

Investments of the Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; non-U.S. debt securities, including emerging market debt; debt instruments of varying duration; high yield/high risk bonds; floating rate loans; and inflation-indexed bonds.

Each Fund may invest in “alternative strategies” which typically seek one or more of the following: (1) low to moderate correlation to traditional equity and debt investments; (2) to reduce losses during adverse and volatile market conditions; or (3) to outperform the broad equity or debt markets over a complete market cycle. Alternative strategies used by the Underlying Funds may include, for example, currency strategies, long/short equity strategies, and absolute return strategies. PLFA considers an alternative strategy’s return or other characteristics in determining whether it belongs to the broad debt or equity asset class. For example, PLFA considers the PF Currency Strategies Fund to be within the broad equity asset class because its volatility is more similar to the volatility of an equity fund than to the volatility of a debt fund.

Certain Underlying Funds may also use derivatives such as: forwards; futures contracts and options on securities, indices, currencies and other investments; and swaps (including interest rate, cross-currency, total return and credit default swaps). An Underlying Fund may use derivatives generally as a substitute for direct investment in a security, to attempt to hedge or reduce risk or to seek to enhance investment returns.

PLFA may adjust an allocation for a Fund and reallocate the assets of the Fund to more closely align with the new adjusted allocation. This reallocation may take place over a period of time, which is usually not more than 90 days, during which the Fund will deviate from the new adjusted allocation. In addition, actual holdings of a Fund could vary from its desired allocations due to actual cash flows and changes to its Underlying Fund asset values as a result of market movements and portfolio management decisions. Actual allocations may also vary from the desired allocations if a Fund takes a temporary defensive position. If PLFA determines that adverse market, economic, political or other conditions warrant a temporary defensive position for a Fund, the Fund temporarily may invest inconsistent with its principal investment strategies in, partially or extensively, the PF Short Duration Bond Fund or other investments that PLFA determines appropriate for such conditions. If PLFA makes such a determination, these investments could affect the Fund’s performance adversely and the Fund may not achieve its investment goal.

When investing purchase proceeds and meeting redemption requests for a Fund, PLFA may use a methodology to identify assets to be purchased or sold by the Fund that factors in the desired allocations and the current allocations of the Fund. This methodology is intended to help maintain the Fund’s desired allocations, although there is no assurance that the Fund will maintain its desired allocations using this methodology. Each Fund expects to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

Each Fund may invest a significant portion of its assets in any single Underlying Fund.

As of August 1, 2016, the Underlying Funds in which each of the Portfolio Optimization Funds may invest are:

• Pacific Funds Core Income	• PF Mid-Cap Equity Fund
• Pacific Funds Floating Rate Income	• PF Mid-Cap Growth Fund
• Pacific Funds High Income	• PF Mid-Cap Value Fund
• Pacific Funds Small-Cap Growth	• PF Small-Cap Growth Fund
• PF Floating Rate Loan Fund	• PF Small-Cap Value Fund
• PF Inflation Managed Fund	• PF Emerging Markets Fund
• PF Managed Bond Fund	• PF International Large-Cap Fund
• PF Short Duration Bond Fund	• PF International Small-Cap Fund
• PF Emerging Markets Debt Fund	• PF International Value Fund
• PF Comstock Fund	• PF Real Estate Fund
• PF Growth Fund	• PF Absolute Return Fund
• PF Large-Cap Growth Fund	• PF Currency Strategies Fund
• PF Large-Cap Value Fund	• PF Equity Long/Short Fund
• PF Main Street® Core Fund	• PF Global Absolute Return Fund

Each of the Portfolio Optimization Funds may invest in any or all of the Underlying Funds, but is not required to invest in every Underlying Fund or in any particular percentage of an Underlying Fund. PLFA has sole discretion in selecting the Underlying Funds for investment and may adjust a Fund’s allocations to the Underlying Fund, including adding or removing Underlying Funds, as it deems appropriate to meet the Fund’s investment goal at any time without shareholder notice.

For information on how to access the actual month-end holdings for the Portfolio Optimization Funds, see Portfolio Holdings Information on the back cover of this prospectus. For information about Underlying Funds other than those described in this prospectus, see the Trust’s Class P prospectus or Class S and Class P prospectus, as applicable, which can be obtained as described on the back cover of this prospectus.

Principal Risks: Each of the Portfolio Optimization Funds is subject to Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk. In addition, the following is a list of the principal risks for each Portfolio Optimization Fund resulting from its respective allocations to the Underlying Funds. The risks listed may be associated with one or more Underlying Funds. The definitions of each risk can be found in the Additional Risk Information subsection.

Pacific FundsSM Portfolio Optimization Conservative

Principal Risks from Holdings in Underlying Funds:

• Active Management Risk	• Geographic Focus Risk	• Market and Regulatory Risk
• Convertible Securities Risk	• Growth Companies Risk	• Mid-Capitalization Companies Risk
• Credit Risk	• High Yield/High Risk or “Junk”	• Mortgage-Related and Other Asset-
• Currency Risk	Securities Risk	Backed Securities Risk
• Debt Securities Risk	• Inflation-Indexed Debt Securities Risk	• Options Risk
• Derivatives Risk	• Interest Rate Risk	• Price Volatility Risk
• Emerging Markets Risk	• Issuer Risk	• Short Exposure Risk
• Equity Securities Risk	• Large-Capitalization Companies Risk	• Swap Agreements Risk
• Floating Rate Loan Risk	• Leverage Risk	• U.S. Government Securities Risk
• Foreign Markets Risk	• Liquidity Risk	• Value Companies Risk

• Forwards and Futures Contracts Risk

Pacific FundsSM Portfolio Optimization Moderate-Conservative

Principal Risks from Holdings in Underlying Funds:

• Active Management Risk	• Geographic Focus Risk	• Market and Regulatory Risk
• Convertible Securities Risk	• Growth Companies Risk	• Mid-Capitalization Companies Risk
• Credit Risk	• High Yield/High Risk or “Junk”	• Mortgage-Related and Other Asset-
• Currency Risk	Securities Risk	Backed Securities Risk
• Debt Securities Risk	• Inflation-Indexed Debt Securities Risk	• Options Risk
• Derivatives Risk	• Interest Rate Risk	• Price Volatility Risk
• Emerging Markets Risk	• Issuer Risk	• Short Exposure Risk
• Equity Securities Risk	• Large-Capitalization Companies Risk	• Small-Capitalization Companies Risk
• Foreign Markets Risk	• Leverage Risk	• Swap Agreements Risk
• Forwards and Futures Contracts Risk	• Liquidity Risk	• U.S. Government Securities Risk

Pacific FundsSM Portfolio Optimization Moderate

Principal Risks from Holdings in Underlying Funds:

• Active Management Risk	• Geographic Focus Risk	• Mid-Capitalization Companies Risk
• Convertible Securities Risk	• Growth Companies Risk	• Mortgage-Related and Other Asset-
• Credit Risk	• High Yield/High Risk or “Junk”	Backed Securities Risk
• Currency Risk	Securities Risk	• Options Risk
• Debt Securities Risk	• Inflation-Indexed Debt Securities Risk	• Price Volatility Risk
• Derivatives Risk	• Interest Rate Risk	• Short Exposure Risk
• Emerging Markets Risk	• Issuer Risk	• Small-Capitalization Companies Risk
• Equity Securities Risk	• Large-Capitalization Companies Risk	• Swap Agreements Risk
• Foreign Markets Risk	• Leverage Risk	• U.S. Government Securities Risk
• Forwards and Futures Contracts Risk	• Liquidity Risk • Market and Regulatory Risk	• Value Companies Risk

Pacific FundsSM Portfolio Optimization Growth

Principal Risks from Holdings in Underlying Funds:

• Active Management Risk	• Geographic Focus Risk	• Market and Regulatory Risk
• Credit Risk	• Growth Companies Risk	• Mid-Capitalization Companies Risk
• Currency Risk	• High Yield/High Risk or “Junk”	• Options Risk
• Debt Securities Risk	Securities Risk	• Price Volatility Risk
• Derivatives Risk	• Inflation-Indexed Debt Securities Risk	• Short Exposure Risk
• Emerging Markets Risk	• Interest Rate Risk	• Small-Capitalization Companies Risk
• Equity Securities Risk	• Issuer Risk	• Swap Agreements Risk
• Foreign Markets Risk • Forwards and Futures Contracts Risk	• Large-Capitalization Companies Risk • Leverage Risk	• U.S. Government Securities Risk • Value Companies Risk
• Liquidity Risk

Pacific FundsSM Portfolio Optimization Aggressive-Growth

Principal Risks from Holdings in Underlying Funds:

• Active Management Risk	• Geographic Focus Risk	• Market and Regulatory Risk
• Currency Risk	• Growth Companies Risk	• Mid-Capitalization Companies Risk
• Derivatives Risk	• Issuer Risk	• Price Volatility Risk
• Emerging Markets Risk	• Large-Capitalization Companies Risk	• Small-Capitalization Companies Risk
• Equity Securities Risk	• Leverage Risk	• Value Companies Risk
• Foreign Markets Risk	• Liquidity Risk
• Forward Commitments Risk

Pacific FundsSM Short Duration Income

Investment Goal

This Fund seeks current income; capital appreciation is of secondary importance.

Principal Investment Strategies

This Fund invests principally in income producing debt instruments. Under normal circumstances, the Fund will invest at least 70% of its assets in investment grade debt instruments, including corporate debt, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. U.S. government securities consist of U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. The Fund may invest up to 30% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate senior loans. Debt securities in which the Fund invests may include those issued by non-U.S. entities denominated in U.S. dollars and are generally in developed markets.

The Fund expects to maintain a weighted average duration within one year (plus or minus) of the Barclays 1-3 Year U.S. Government/Credit Bond Index, although the investments held by the Fund may have short, intermediate and long terms to maturity. Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity, and call features. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates (i.e., to measure the volatility of a bond’s price relative to a change in interest rates). The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. Maturity of a debt instrument, however, refers to the specific period of time until final payment (principal and any applicable interest) is due.

Individual investments may be purchased or sold in the event the Manager decides to adjust debt asset class weightings within the portfolio. Individual investment selection is generally based on the Manager’s fundamental research process. Sector allocations are determined based on the Manager’s assessment of risk/return opportunities relative to the Fund’s investment goal and benchmark weightings (Barclays 1-3 Year U.S. Government/Credit Bond Index). The Manager performs a credit analysis on each potential issuer and a relative value analysis on each potential investment. When selecting investments (including non-income producing investments), the Manager may invest in instruments that it believes have the potential for capital appreciation.

Decisions to sell are generally based upon the Manager’s belief that the particular investment has achieved its valuation target, there have been changes in the fundamentals of the issuer, or another opportunity of greater relative value exists.

Principal Risks:

• Active Management Risk	• Issuer Risk
• Credit Risk	• Liquidity Risk
• Debt Securities Risk	• Market and Regulatory Risk
• Floating Rate Loan Risk	• Mortgage-Related and Other Asset-Backed Securities Risk
• Foreign Markets Risk	• Price Volatility Risk
• High Yield/High Risk or “Junk” Securities Risk	• U.S. Government Securities Risk
• Interest Rate Risk

Pacific FundsSM Core Income

Investment Goal

This Fund seeks a high level of current income; capital appreciation is of secondary importance.

Principal Investment Strategies

This Fund invests principally in income producing debt instruments. Under normal circumstances, the Fund will invest at least 60% of its assets in investment grade debt instruments, including corporate debt securities, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. U.S. government securities consist of U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. The Fund may invest up to 40% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate senior loans. Debt instruments in which the Fund invests may include those issued by non-U.S. entities in developed markets denominated in U.S. dollars. Floating rate loans are those with interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates.

The Fund expects to maintain a weighted average duration within two years (plus or minus) of the Barclays U.S. Aggregate Bond Index, although the instruments held may have short, intermediate, and long terms to maturity. Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity, and call features. Duration is often used to measure a bond’s sensitivity to interest rates (i.e., to measure the volatility of a bond’s price relative to a change in interest rates). The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. The duration of the Barclays U.S. Aggregate Bond Index was 5.50 years as of March 31, 2016.

Individual investment selection is based on the Manager’s fundamental research process. Sector allocations are determined based on the Manager’s assessment of risk/return opportunities. The Manager performs a credit analysis on each potential issuer and a relative value analysis on each potential investment. When selecting investments (including non-income producing investments), the Manager may invest in instruments that it believes have the potential for capital appreciation.

Decisions to sell are generally based upon the Manager’s belief that the particular investment has achieved its appreciation targets, reached its relative value opportunities, and/or that there have been changes in the fundamentals of the issuer.

Principal Risks:

• Active Management Risk	• Issuer Risk
• Credit Risk	• Liquidity Risk
• Debt Securities Risk	• Market and Regulatory Risk
• Floating Rate Loan Risk	• Mortgage-Related and Other Asset-Backed Securities Risk
• Foreign Markets Risk	• Price Volatility Risk
• High Yield/High Risk or “Junk” Securities Risk	• Underlying Fund Risk
• Interest Rate Risk	• U.S. Government Securities Risk

Pacific FundsSM Strategic Income

Investment Goal

This Fund seeks a high level of current income. The Fund may also seek capital appreciation.

Principal Investment Strategies

This Fund invests principally in income producing debt instruments. Under normal circumstances, the Fund will invest up to 70% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate loans. The Fund may invest up to 65% of its assets in investment grade debt instruments, including corporate debt securities, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. U.S. government securities consist of U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. Debt instruments in which the Fund invests may include those issued by non-U.S. entities in developed markets denominated in U.S. dollars.

The Fund’s weighted average duration is expected to be within a range of one to seven years. Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity, and call features. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates (i.e., to measure the volatility of a bond’s price relative to a change in interest rates). The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.

The Fund may also invest up to 10% of its assets, but not to exceed 20% in the aggregate, in each of the following investments: non-U.S. dollar denominated debt instruments, convertible securities or equity securities.

Individual investments may be purchased or sold in the event the Manager decides to adjust debt asset class weightings within the portfolio.

Individual investment selection is generally based on the Manager’s fundamental research process. Sector allocations are determined based on the Manager’s assessment of risk/return opportunities relative to the Fund’s investment goal and benchmark weightings (Barclays U.S. Aggregate Bond Index). The Manager performs a credit analysis on each potential issuer and a relative value analysis on each potential investment. When selecting investments (including non-income producing investments), the Manager may invest in instruments that it believes have the potential for capital appreciation.

Decisions to sell are generally based upon the Manager’s belief that the particular investment has achieved its valuation target, there have been changes in the fundamentals of the issuer, or another opportunity of greater relative value exists.

Principal Risks:

• Active Management Risk	• High Yield/High Risk or “Junk” Securities Risk
• Convertible Securities Risk	• Interest Rate Risk
• Credit Risk	• Issuer Risk
• Currency Risk	• Liquidity Risk
• Debt Securities Risk	• Market and Regulatory Risk
• Equity Securities Risk	• Mortgage-Related and Other Asset-Backed Securities Risk
• Floating Rate Loan Risk	• Price Volatility Risk
• Foreign Markets Risk	• U.S. Government Securities Risk

Pacific FundsSM Floating Rate Income

Investment Goal

This Fund seeks a high level of current income.

Principal Investment Strategies

This Fund invests principally in income producing floating rate loans and floating rate debt securities. Under normal circumstances, this Fund invests at least 80% of its assets in floating rate loans and floating rate debt securities. Floating rate loans and floating rate debt securities are those with interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates. Floating rate loans and floating rate debt securities in which the Fund invests consist of senior secured and unsecured floating rate loans, secured and unsecured second lien floating rate loans, and floating rate debt securities of domestic and foreign issuers. Senior floating rate loans and some floating rate debt securities are debt instruments that may have a right to payment that is senior to most other debts of the borrowers. Second lien loans are generally second in line in terms of repayment priority with respect to the pledged collateral. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions. Floating rate loans are generally arranged through private negotiations between a borrower and several financial institutions represented, in each case, by one or more lenders acting as agent of the other lenders. On behalf of the lenders, the agent is primarily responsible for negotiating the loan agreement that establishes the terms and conditions of the loans and the rights and obligations of the borrowers and lenders. Floating rate loans and floating rate debt securities generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. Generally, secured floating rate loans are secured by specific assets of the borrower.

Floating rate loans will generally be purchased from banks or other financial institutions through assignments or participations. A direct interest in a floating rate loan may be acquired directly from the agent of the lender or another lender by assignment or an indirect interest may be acquired as a participation in another lender’s portion of a floating rate loan.

The Fund may invest up to 20% of its assets in certain other types of debt instruments or securities including non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments.

The Fund is expected to invest substantially all of its assets in floating rate loans and other debt instruments that are rated non-investment grade or, if unrated, are of comparable quality as determined by the Manager. Such non-investment grade debt instruments include those that may be stressed, distressed or in default.

The Fund may invest up to 25% of its assets in U.S. dollar denominated foreign investments, principally in developed markets.

The floating rate loans and floating rate securities in which the Fund invests are not subject to any restrictions with respect to maturity. Floating rate loans and floating rate securities will have rates of interest that are reset daily, monthly, quarterly, semi-annually or annually.

Individual investment selection is based on the Manager’s fundamental research process and an assessment of the investment’s relative value. The Manager performs a credit analysis on each potential investment. An investment is generally sold when the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.

If the Manager determines that market conditions temporarily warrant a defensive investment policy, the Fund may (but is not required to) invest, subject to its ability to liquidate its senior loans, up to 100% of its assets in high quality, short-term debt instruments, including U.S. Treasuries, money market instruments, repurchase agreements with maturities of seven days or less, and cash equivalents.

Principal Risks:

• Active Management Risk	• Interest Rate Risk
• Credit Risk	• Issuer Risk
• Debt Securities Risk	• Liquidity Risk
• Floating Rate Loan Risk	• Market and Regulatory Risk
• Foreign Markets Risk	• Price Volatility Risk
• High Yield/High Risk or “Junk” Securities Risk	• Underlying Fund Risk

Pacific FundsSM Limited Duration High Income

Investment Goal

This Fund seeks a high level of current income.

Principal Investment Strategies

This Fund invests principally in income producing debt instruments. Under normal circumstances, the Fund invests principally in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments of any credit quality and floating rate loans. The Fund’s non-investment grade debt instruments may include those that are stressed, distressed or in default. The Fund may also invest up to 40% of its assets in investment grade debt instruments, including corporate debt securities, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. U.S. government securities consist of U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. The Fund expects to maintain a weighted average duration between zero and three years, although the investments held by the Fund may have short, intermediate and long terms to maturity. Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity, and call features. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates (i.e., to measure the volatility of a bond’s price relative to a change in interest rates). The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. Maturity of a debt instrument, however, refers to the specific period of time until final payment (principal and any applicable interest) is due. Debt instruments in which the Fund invests may include those issued by non-U.S. entities in developed markets denominated in U.S. dollars. The Fund may invest in secured and unsecured debt instruments.

Individual investment selection is generally based on the Manager’s fundamental research process. Sector allocations are determined based on the Manager’s assessment of risk/return opportunities relative to the Fund’s investment goal. The Manager performs a credit analysis on each potential issuer and a relative value analysis on each potential investment. When selecting investments (including non-income producing investments), the Manager may consider the investment’s potential for capital appreciation.

Decisions to sell are generally based upon the Manager’s belief that the particular investment has achieved its valuation target, there have been changes in the fundamentals of the issuer, or another opportunity of greater relative value exists.

Principal Risks:

• Active Management Risk	• Issuer Risk
• Credit Risk	• Liquidity Risk
• Debt Securities Risk	• Market and Regulatory Risk
• Floating Rate Loan Risk	• Mortgage-Related and Other Asset-Backed Securities Risk
• Foreign Markets Risk	• Price Volatility Risk
• High Yield/High Risk or “Junk” Securities Risk	• U.S. Government Securities Risk
• Interest Rate Risk

Pacific FundsSM High Income

Investment Goal

This Fund seeks a high level of current income.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments. The Fund invests principally in instruments that have intermediate to long terms to maturity, which generally means that the Fund will hold instruments with final maturities greater than one year. Debt instruments in which the Fund invests include bonds, notes and floating rate loans, including those of foreign issuers which are denominated in U.S. dollars. Floating rate loans are those with interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates.

Individual investment selection is generally based on the Manager’s fundamental research process. Sector allocations are determined based on the Manager’s assessment of risk/return opportunities relative to the Fund’s investment goal and benchmark weightings (Barclays U.S. High-Yield 2% Issuer Capped Bond Index). The Manager performs a credit analysis on each potential issuer and a relative value analysis on each potential investment.

Decisions to sell are generally based upon the Manager’s belief that the particular investment has achieved its valuation target, there have been changes in the fundamentals of the issuer, or another opportunity of greater relative value exists.

Principal Risks:

• Active Management Risk	• Interest Rate Risk
• Credit Risk	• Issuer Risk
• Debt Securities Risk	• Liquidity Risk
• Floating Rate Loan Risk	• Market and Regulatory Risk
• Foreign Markets Risk	• Price Volatility Risk
• High Yield/High Risk or “Junk” Securities Risk	• Underlying Fund Risk

Pacific FundsSM Diversified Alternatives

Investment Goal

This Fund seeks to provide total return.

Principal Investment Strategies

This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in certain Underlying Funds. The Fund seeks to maintain a low to moderate correlation of its returns with the returns of traditional equity and fixed income asset classes over long-term periods by gaining exposure to a number of non-traditional asset classes and alternative investment strategies through its investments in the Underlying Funds. The low to moderate correlation that the Fund seeks to maintain means that the Fund’s returns are intended not to have a strong direct relationship (up or down) to movements in the traditional equity and fixed income asset classes, although there are expected to be some related movements. Thus, the Fund may complement and/or serve to further diversify an investor’s portfolio of traditional equity and fixed income investments. Although the performance of the Fund is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income asset classes over long-term periods, Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, may make investment decisions that result in the Fund having a higher correlation with the performance of traditional asset classes over short- or long-term periods.

Through its investments in the Underlying Funds, the Fund seeks exposure to non-traditional asset classes and alternative investment strategies that have one or more of the following characteristics:

•  Non-Traditional Asset Classes Providing Diversified Returns - investments in a diverse mix of asset classes that tend to have returns that have low to moderate correlation with the broad U.S. equity and fixed income markets.

• Alpha-Seeking Strategies - strategies or investments that seek to outperform the broad equity and/or fixed income markets on a risk-adjusted basis over a complete market cycle.

• Downside Protection Strategies - strategies or investments that seek to reduce Fund losses during adverse and volatile market conditions (together, “the “Alternative Asset Classes and Strategies”).

The Underlying Funds that have one or more of the above characteristics include funds that emphasize investments in real estate, emerging markets debt and equity, bank loans and inflation-indexed debt investments, and funds that employ currency, long/short equity and absolute return strategies. Absolute return strategies seek to achieve positive returns over a complete market cycle.

PLFA manages and oversees the Fund through a multi-step process that includes:

(1) Asset Allocation/Portfolio Construction – An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal. The Alternative Asset Classes and Strategies are used to develop the Model. PLFA then uses a risk-focused investment process to establish the allocations to the Alternative Asset Classes and Strategies based on the risks of each Alternative Asset Class and Strategy and their impact on the Fund’s risk/return objectives, the degree of correlation of each of the Alternative

Asset Classes and Strategies to traditional broad U.S. equity and fixed income asset classes, the potential of an Alternative Asset Class and Strategy to gain long-term returns for the Fund, and the potential of an Alternative Asset Class and Strategy to reduce Fund losses during periods of market volatility. While PLFA will use these main factors when making investment decisions for the Fund, it may give greater weight to one factor over another, at its discretion, depending upon market conditions and the particular investment.

PLFA then determines the amount of the Fund’s assets to invest in each Underlying Fund in order to obtain the Alternative Asset Class and Strategy exposures designated by the Model for the Fund.

After the Model is developed, PLFA may make adjustments to the allocations based on PLFA’s view of market conditions or its view that the characteristics of an Alternative Asset Class and Strategy or Underlying Fund is changing (such as increasing correlations of a non-traditional asset class to U.S. equity or fixed income markets).

(3) Manager Oversight – PLFA monitors and evaluates the Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the respective Underlying Fund.

(4) Investment Risk Management – PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.

To implement their investment strategies, the Underlying Funds may invest in derivative instruments, including forward foreign currency contracts, foreign currency options, swaps (including interest rate, cross-currency, total return and credit default swaps) and futures on securities, indices, currencies and other investments and they may use derivatives in a way that has a leveraging effect on an Underlying Fund’s exposure to specific investment opportunities.

The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests or to take a temporary defensive investment position if PLFA determines market conditions warrant.

The Fund may invest a significant portion of its assets in any single Underlying Fund. As of August 1, 2016, the Underlying Funds in which the Fund may invest are:

• PF Currency Strategies Fund	• PF Real Estate Fund
• PF Emerging Markets Debt Fund	• PF Absolute Return Fund
• Pacific Funds Floating Rate Income	• PF Emerging Markets Fund
• PF Global Absolute Return Fund	• PF Equity Long/Short Fund
• PF Inflation Managed Fund	• PF International Small-Cap Fund

The Fund may invest in any or all of the Underlying Funds, but is not required to invest in every Underlying Fund or in any particular percentage of an Underlying Fund. PLFA has sole discretion in selecting the Underlying Funds for investment and may adjust the Fund’s allocations to the Underlying Funds, including adding or removing Underlying Funds, as it deems appropriate to meet the Fund’s investment goal at any time without shareholder notice.

For information on how to access the actual month-end holdings for the Fund, see Portfolio Holdings Information on the back cover of this prospectus. For more information about Underlying Funds other than those described in this prospectus, see the Trust’s Class P prospectus, which can be obtained as described on the back cover of this prospectus.

Principal Risks: The Fund is subject to Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk. In addition, the following is a list of the principal risks for the Fund resulting from its allocations to the Underlying Funds. The risks listed may be associated with one or more Underlying Funds. The definitions of each risk can be found in the Additional Risk Information subsection.

Principal Risks from Holdings in Underlying Funds:

• Active Management Risk	• High Yield/High Risk or “Junk”	• Model and Data Risk
• Convertible Securities Risk	Securities Risk	• Momentum Style Risk
• Correlation Risk	• Inflation-Indexed Debt Securities Risk	• Non-Diversification Risk
• Credit Risk	• Interest Rate Risk	• Options Risk
• Currency Risk	• Investment in Money Market Funds Risk	• Price Volatility Risk
• Debt Securities Risk	• Issuer Risk	• Short Exposure Risk
• Derivatives Risk	• Large-Capitalization Companies Risk	• Short Sale Risk
• Emerging Markets Risk	• Leverage Risk	• Small-Capitalization Companies Risk
• Equity Securities Risk • Foreign Markets Risk	• Liquidity Risk • Market and Regulatory Risk	• Swap Agreements Risk • U.S. Government Securities Risk
• Forwards and Futures Contracts Risk	• Mid-Capitalization Companies Risk	• Value Companies Risk
• Geographic Focus Risk

Pacific FundsSM Large-Cap

Investment Goal

This Fund seeks long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in common stocks and other equity securities of large capitalization U.S. companies. The Fund defines a large-capitalization company as one whose market capitalization falls within the range of the Russell 1000 Index at the time of purchase. As of March 31, 2016, the market capitalization range of the Russell 1000 Index was approximately $169.3 million to $627.9 billion. As of March 31, 2016, the weighted average market capitalization of the Fund was approximately $155.9 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 1000 Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes. The Fund is actively managed and securities may be traded frequently, which may lead to high portfolio turnover.

The Fund invests in securities that the Fund’s sub-adviser believes are attractively valued with the potential to exceed investor expectations. The team analyzes a variety of quantitative and fundamental inputs in making stock decisions, and the team seeks to build a portfolio that is well diversified at the issuer level and by economic sector. The Fund may sell securities that no longer meet the investment criteria of the portfolio management team.

Principal Risks:

• Active Management Risk	• Large-Capitalization Companies Risk
• Equity Securities Risk	• Market and Regulatory Risk
• Issuer Risk	• Price Volatility Risk

Pacific FundsSM Large-Cap Value

Investment Goal

This Fund seeks long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in common stocks and other equity securities of large capitalization U.S. companies. The Fund defines a large-capitalization company as one whose market capitalization falls within the range of the Russell 1000 Value Index at the time of purchase, and invests primarily in equity securities of large-capitalization value companies as defined by the Russell 1000 Value Index. As of March 31, 2016, the market capitalization range of the Russell 1000 Value Index was approximately $169.3 million to $446.8 billion. As of March 31, 2016, the weighted average market capitalization of the Fund was approximately $124.2 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 1000 Value Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes. The Fund is actively managed and securities may be traded frequently, which may lead to high portfolio turnover.

The Fund invests in securities that the Fund’s sub-adviser believes are attractively valued with the potential to exceed investor expectations. The team analyzes a variety of quantitative and fundamental inputs in making stock decisions, and the team seeks to build a portfolio that is well diversified at the issuer level and by economic sector. The Fund will sell securities that no longer meet the investment criteria of the portfolio management team.

Principal Risks:

• Active Management Risk	• Market and Regulatory Risk
• Equity Securities Risk	• Price Volatility Risk
• Issuer Risk	• Value Companies Risk
• Large-Capitalization Companies Risk

Pacific FundsSM Small/Mid-Cap

Investment Goal

This Fund seeks long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in common stocks and other equity securities of small and medium capitalization U.S. companies. The Fund defines small and medium capitalization companies as companies whose market capitalizations fall within the range of the Russell 2500 Index at the time of purchase. As of March 31, 2016, the market capitalization range of the Russell 2500 Index was approximately $13.6 million to $14.8 billion. As of March 31, 2016, the weighted average market capitalization of the Fund was approximately $3.6 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2500 Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

The Fund invests in securities that the Fund’s sub-adviser believes are attractively valued with the potential to exceed investor expectations. The team analyzes a variety of quantitative and fundamental inputs in making stock decisions, and the team seeks to build a portfolio that is well diversified at the issuer level and by economic sector. The Fund may sell securities that no longer meet the investment criteria of the portfolio management team.

Principal Risks:

• Active Management Risk	• Market and Regulatory Risk

• Equity Securities Risk	• Mid-Capitalization Companies Risk
• Issuer Risk • Liquidity Risk	• Price Volatility Risk • Small-Capitalization Companies Risk

Pacific FundsSM Small-Cap

Investment Goal

This Fund seeks long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in common stocks and other equity securities of small capitalization U.S. companies. The Fund defines small capitalization companies as companies whose market capitalizations fall within the range of the Russell 2000 Index at the time of purchase. As of March 31, 2016, the market capitalization range of the Russell 2000 Index was approximately $13.6 million to $6.1 billion. As of March 31, 2016, the weighted average market capitalization of the Fund was approximately $2.1 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000 Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

The Fund invests in securities that the Fund’s sub-adviser believes are attractively valued with the potential to exceed investor expectations. The team analyzes a variety of quantitative and fundamental inputs in making stock decisions, and the team seeks to build a portfolio that is well diversified at the issuer level and by economic sector. The Fund may sell securities that no longer meet the investment criteria of the portfolio management team.

Principal Risks:

• Active Management Risk	• Market and Regulatory Risk
• Equity Securities Risk	• Price Volatility Risk
• Issuer Risk	• Small-Capitalization Companies Risk
• Liquidity Risk

Pacific FundsSM Small-Cap Value

Investment Goal

This Fund seeks long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small capitalization U.S. companies. The Fund defines small capitalization companies as companies whose market capitalizations fall within the range of the Russell 2000 Value Index at the time of purchase, and invests primarily in equity securities of small capitalization value companies as defined by the Russell 2000 Value Index. As of March 31, 2016, the market capitalization range of the Russell 2000 Value Index was approximately $13.6 million to $5.5 billion. As of March 31, 2016, the weighted average market capitalization of the Fund was approximately $1.9 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000 Value Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

The Fund invests in securities that the Fund’s sub-adviser believes are attractively valued with the potential to exceed investor expectations. The team analyzes a variety of quantitative and fundamental inputs in making stock decisions, and the team seeks to build a portfolio that is well diversified at the issuer level and by economic sector. The Fund may sell securities that no longer meet the investment criteria of the portfolio management team.

Principal Risks:

• Active Management Risk	• Market and Regulatory Risk
• Equity Securities Risk	• Price Volatility Risk
• Issuer Risk • Liquidity Risk	• Small-Capitalization Companies Risk • Value Companies Risk

Pacific FundsSM Small-Cap Growth

Investment Goal

This Fund seeks long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in common stocks and other equity securities of small capitalization U.S. companies. The Fund defines small capitalization companies as companies whose market capitalizations fall within the range of the Russell 2000 Growth Index at the time of purchase, and invests primarily in equity securities of small capitalization growth companies as defined by the Russell 2000 Growth Index. As of March 31, 2016, the market capitalization range of the Russell 2000 Growth Index was approximately $15.3 million to $6.1 billion. As of March 31, 2016, the weighted average market capitalization of the Fund was approximately $2.2 billion. The market capitalization of the companies held in the Fund’s portfolio and the Russell 2000 Growth Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

The Fund invests in securities that the sub-adviser believes are attractively valued with the potential to exceed investor expectations. The team analyzes a variety of quantitative and fundamental inputs in making stock decisions, and the team seeks to build a portfolio that is well diversified at the issuer level and by economic sector. The Fund may sell securities that no longer meet the investment criteria of the sub-adviser.

Principal Risks:

• Active Management Risk	• Market and Regulatory Risk
• Equity Securities Risk	• Price Volatility Risk
• Growth Companies Risk	• Small-Capitalization Companies Risk
• Issuer Risk	• Underlying Fund Risk
• Liquidity Risk

General Investment Information

Each Fund is subject to regulation under the Investment Company Act of 1940, as amended (“1940 Act”) and is classified as diversified under the 1940 Act unless otherwise noted. Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986 (“IRC”). Except for the PF U.S. Equity Funds, the PF Fixed Income Funds and Pacific Funds Diversified Alternatives, a Fund’s stated investment goal is fundamental and cannot be changed without shareholder approval. Unless a particular investment policy is identified as fundamental in the SAI, the Trust’s board of trustees (“Board”) may change investment policies of a Fund without shareholder approval. Generally, there are changes to a Fund’s investment policies when an existing Manager is replaced, to reflect the new Manager’s investment style and practices.

A Fund may have investment policies on the amount that it can invest in certain kinds of securities, certain countries or certain ratings or capitalizations of securities. These investment policies apply at the time the investment is made so a Fund generally may continue to hold positions which met the investment policies at the time of investment but subsequently do not meet such policies. For example, if a Fund purchased an amount of illiquid investments which was less than the limit on such investments and that percentage subsequently changed due to fluctuations in value, redemptions, or for reasons other than a new purchase, the Fund may continue to hold such investments and PLFA and/or the Manager(s) will determine what investments should be sold or what other appropriate course of action should be taken to maintain adequate liquidity for the Fund. Once the value of a Fund’s illiquid investments equals or exceeds the percentage limit that the Fund may hold in illiquid investments, that Fund may not make any additional purchases of illiquid investments. Additionally, a Fund may continue to invest in investments that move outside such policies for reasons such as dividend reinvestments or corporate actions. A company’s “capitalization” is a measure of its size. Capitalization is calculated by multiplying the current share price by the number of shares outstanding. Since companies’ market capitalizations fluctuate due to price volatility, capitalization ranges of the indices used to determine eligibility may be affected. Therefore, the capitalization ranges may be modified from time to time. Capitalization is determined at time of investment. Accordingly, a Fund which invests principally in the securities of small-capitalization companies may continue to hold those securities even if they become mid-capitalization companies. Similarly, a Fund which invests principally in securities of mid-capitalization companies may continue to hold those securities even if they become large-capitalization companies. Conversely, a Fund which invests principally in the securities of large-capitalization companies may continue to hold those securities even if they become mid-capitalization companies. Many of the benchmark indices that are used to give you an idea of the capitalization range for the size of companies that a Fund may invest in are periodically reconstituted by the index provider. When this is done, it is possible that a Fund may hold a significant number of holdings with capitalizations that are no longer within the capitalization range of the reconstituted index.

Some investment policies are in place due to the name of the particular Fund (“Name Test Policy”). The PF U.S. Equity Funds and Pacific Funds Floating Rate Income are subject to the Name Test Policy. The Name Test Policy also applies at the time the Fund invests its assets and under normal circumstances, for example, a new Fund will be expected to comply with the Name Test Policy within six months after commencing operations. The Name Test Policy is applied to a Fund’s net assets, plus the amount of any borrowings for investment purposes. A Fund may not change its Name Test Policy, if applicable, without notifying shareholders 60 days prior to the change. Other than for the Name Test Policy, if net assets are not specified, then percentage limits refer to total assets. Total assets are equal to the value of securities owned, cash, receivables, and other assets before deducting liabilities.

Duration is a mathematical measure of a Fund’s or security’s price sensitivity to changes in interest rates. Each year of duration represents an expected 1% change in the net asset value of a Fund or security for every 1% change in interest rates. So the longer a Fund’s or security’s duration, the more sensitive it will be to changes in interest rates. As such, a Fund with a long average duration (generally above 10 years) or intermediate average duration (generally between 3 and 10 years) will be more sensitive to changes in interest rates than a Fund with a short average duration (generally less than 3 years). For example, if a Fund has a weighted average duration of 5 years, its net asset value would be expected to fall about 5% when interest rates rise by 1%. Duration is not necessarily equal to maturity. The maturity of a security, another commonly used measure of price sensitivity, measures only the time until final payment is due, whereas duration factors in the pattern of all payments of interest and principal over time, including how these payments are affected by prepayments and by changes in interest rates, as well as the time until an interest rate is reset (in the case of floating rate securities).

All Funds may engage in active and frequent trading which could result in higher trading costs and reduce performance, and may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder. Some of these Funds may be used in asset allocation models for the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives. Changes to the target allocations or rebalancing of a fund of funds of the Trust that invests in the Funds can result in the transfer of assets from one Fund to another. To implement any allocation changes for fund of funds (including periodic rebalancing, changes in Managers or their investment personnel, and reorganizations of Funds), the Funds may use or increase their use of derivatives, such as futures contracts, to obtain exposure to desired investments, subjecting these Funds to derivatives risk and leverage risk. Asset Allocation changes may result in the purchase and sale of Fund securities, which can increase portfolio turnover and trading costs, potentially reducing a Fund’s performance. The portfolio turnover rate excludes the purchase and sale of certain investments such as most derivative instruments, investments made on shorter-term basis or instruments with a maturity of one year or less at the time of investment. Accordingly, a Fund that uses such instruments may have a higher portfolio turnover rate than as disclosed in its Fund summary. During the past fiscal year, none of the Funds in this prospectus engaged in active and frequent trading (over 100% turnover of portfolio securities). High portfolio turnover rates may cause the Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund.

Each Fund may be impacted by illiquid investments from time to time, depending upon market conditions and events. An investment, even one that is generally very liquid, may become less liquid or illiquid. Liquidity risk is discussed below. For those Funds which are likely to invest more than 10% of their assets in securities or other holdings which are most susceptible to becoming illiquid, such liquidity risk is noted for that Fund in the Fund Summaries section. All Funds may hold some cash for liquidity purposes.

Unless otherwise noted, the Managers may make decisions or shift assets in a way that causes a Fund not to achieve its investment goal or otherwise deviate from its disclosed principal investment strategies. For example, a Fund may take temporary defensive positions that are inconsistent with its investment strategies if the Manager believes adverse market economic, political or other conditions make it appropriate to try to protect the Fund from potential loss, for redemptions, at start-up of a Fund, or other reasons. In such cases, a Fund (including a Fund with international holdings) may temporarily invest (partially or extensively) in U.S. government securities, high quality corporate debt securities/debt obligations, mortgage-related and asset-backed securities or money market instruments (short-term high quality instruments) and/or cash equivalents (overnight investments). In addition, a Fund may invest cash balances in such instruments at any time. Likewise, a Fund that invests principally in small- to mid-capitalization companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of a Fund and cause a Fund to miss investment opportunities and not to achieve its investment goal. Defensive positions could detract from investment performance in a period of rising market prices, but may reduce the severity of losses in a period of falling market prices and provide liquidity for making additional investments or for meeting redemptions. Furthermore, investment decisions may not anticipate market trends successfully. For example, a Fund investing heavily in common stocks during a stock market decline may fail to preserve capital. Conversely, investing heavily in debt securities during a period of stock market appreciation may result in lower total return.

Performance of a Fund will vary – performance is affected by changes in the economy and financial markets. The value of a Fund changes as the values of its investments go up or down. The value of your shares will fluctuate, and when redeemed, may be worth more or less than the original cost. The timing of your investment may also affect performance.

Additional Risk Information

Risk is the chance that you’ll lose money on an investment, or that it will not earn as much as you would expect. Every Fund has some degree of risk depending on its investments and strategies. The Cybersecurity, Increase in Expenses, Investment Style, Natural Disasters, Redemption and Sector Risks described in this section apply to all Funds.

• Active Management Risk: A Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact a Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal. A Manager’s investment strategies are also discretionary and there can be no assurance that a Manager’s investment strategies will be advantageous for a Fund. From time to time, a Manager’s (and/or its affiliates’) activities may be limited because of regulatory restrictions and/or their own internal policies or market, liquidity or other issues which may limit the investment opportunities for a Fund managed by such firm. Money market instruments or short-term debt securities held for cash management or defensive investing purposes can fluctuate in value. Like other debt securities, they are subject to risk, including market and regulatory, interest rate and credit risk. Uninvested cash will be subject to the credit risk of the depositary institution holding the cash, in which case it is possible that no income would be earned on the cash and yield would go down. If significant assets are used for cash management or defensive investing purposes, investment goals may not be met.

• Asset Allocation Fund of Funds Risk: As a fund of funds, a Fund is exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, this theory assumes that asset classes do not move in tandem and that positive returns in one asset class will help offset negative returns in another asset class. You still may lose money if this theory proves incorrect and/or experience price volatility risk. Because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, PLFA estimates each Underlying Fund’s investment exposures to determine a Fund’s allocations to the Underlying Fund. As a result, a Fund’s actual allocation to an Underlying Fund, as applicable, may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance of and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its decision-making with regard to the selection of Underlying Funds for a fund of funds of the Trust. For example, one Underlying Fund may be managed by PLFA’s Pacific Asset Management unit (“PAM”) or an affiliate or may provide a higher management fee or result in greater profitability to PLFA than another Underlying Fund, which may provide PLFA with incentive to use that Fund as an Underlying Fund. Likewise, the impact of any fee waivers or expense reimbursements may provide an incentive to allocate assets to Underlying Funds that reduce the waiver or reimbursement obligations of PLFA. In addition, PLFA may believe that certain Underlying Funds may benefit from additional assets or could be harmed by redemptions, which may provide PLFA with an incentive to direct assets to those Underlying Funds. As investment adviser to the Funds, PLFA has duties to each Fund and its shareholders and at times there may be some conflicts between the interests of the direct shareholders of an Underlying Fund of the Trust and shareholders of a fund of funds of the Trust. PLFA seeks to identify and address any potential conflicts in a manner that is fair for the Underlying Funds, the fund of funds and the shareholders of the fund of funds and the Underlying Funds. PLFA has adopted a policy under which investment decisions for a fund of funds of the Trust must be made in the best interests of the fund of funds and its shareholders, and PLFA may take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the fund of funds.

PLFA is also subject to competing interests in making recommendations regarding Managers of the Underlying Funds in which a fund of funds of the Trust may invest. With respect to retaining new Managers for Underlying Funds, if PAM or another PLFA affiliate has investment advisory capabilities in investment strategies used or to be used by an Underlying Fund, then PLFA may be influenced to recommend PAM or its affiliate as Manager of that Underlying Fund. With respect to Underlying Funds already managed by PAM or another PLFA affiliate, these competing interests may influence PLFA with regard to remedial measures that it might recommend in the event such a Fund was underperforming. For example, in the case of an underperforming Underlying Fund managed by PAM, PLFA may be influenced to recommend the pursuit of remedial measures other than replacement of its affiliate as a Manager of the Fund and to pursue such remedial measures for a longer period of time than might be the case if the Underlying Fund were managed by an unaffiliated Manager.

PLFA provides asset allocation advisory services to various mutual funds. Although some of the Funds may have names or investment goals that resemble other Funds managed by PLFA, they will not have the same allocation percentages, underlying holdings or performance.

• Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock. These risks are heightened for contingent convertible securities (“CoCos”), a type of convertible security, because CoCos have features that may result in their conversion into common stock, a write-down of their principal or regulatory intervention. In certain circumstances, a Fund may lose the entire value of its investment in a CoCo, even if the issuer remains a going concern. In addition, CoCos have fully discretionary coupons, which means that their coupons can potentially be deferred or cancelled at the issuer’s discretion, and may be subject to redemption at the option of the issuer at a predetermined price.

• Correlation Risk: A Fund that represents an alternative or non-traditional investment strategy may have low to moderate correlation with the performance of traditional equity and debt investments over long-term periods; however, its actual performance may be correlated with traditional equity and debt investments over short- or long-term periods. Should there be periods when performance is correlated, any intended diversification effect of including such alternative or non-traditional Fund as part of an asset allocation strategy may not be achieved, which may result in increased volatility in the asset allocation strategy.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically. The credit quality of securities can change rapidly in certain market environments, particularly during volatile markets or periods of economic uncertainty or downturn, and the default of a single holding could cause significant net asset value (“NAV”) deterioration. A debt security’s issuer (or a borrower or counterparty to a repurchase agreement or reverse repurchase agreement) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk.

Even though certain securities (such as loans) may be collateralized, there is no assurance that the liquidation of any collateral would satisfy interest and/or principal payments due to a Fund on such securities, or that such collateral could be easily liquidated in the event of a default. Such collateral may be difficult to identify and/or value, and if the value of the underlying collateral depreciates, recovery upon default may be difficult to realize. A Fund’s debt investments (also known as debt securities, debt obligations and debt instruments) may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or, if unrated, determined by the Manager to be of comparable quality. High Quality Debt Instruments are those rated in one of the two highest rating categories (the highest category for commercial paper) or if unrated, are of comparable quality as determined by the Manager. Investment Grade Debt Instruments are those rated in one of the four highest rating categories or, if unrated, deemed comparable by the Manager. Non-investment Grade (High Yield/High Risk) Debt Instruments (sometimes called “junk bonds”) are those rated lower than Baa by Moody’s, BBB by S&P or Fitch and comparable securities. They are considered predominantly speculative and are more likely to default with respect to the issuer’s ability to repay principal and interest than higher rated securities. Ratings of CCC for Fitch, or Caa for Moody’s, indicate a current vulnerability for default. Ratings below those levels indicate a higher vulnerability to default or default itself. Ratings of CCC to C for S&P indicate different degrees of vulnerability to default. A rating of D for S&P indicates that the security has defaulted.

Ratings are provided by credit rating agencies which specialize in evaluating credit risk, but there is no guarantee that a highly rated debt instrument will not default or be downgraded. Each agency applies its own methodology in measuring creditworthiness and uses a specific rating scale to publish its ratings opinions. Ratings tables for three of the most commonly used Nationally Recognized Statistical Rating Organizations (“Rating Agencies”) and each of their categories of investment grade debt and non-investment grade debt are described in the following table. For further information regarding ratings, please see Appendix A of the Trust’s Statement of Additional Information (“SAI”).

Credit Ratings Chart

Long-term ratings		Standard & Poor’s1,3	Moody’s2	Fitch[1,3]
	Investment grade debt categories	AAA	Aaa	AAA
		AA	Aa	AA
		A	A	A
		BBB	Baa	BBB
	Non-investment grade debt (sometimes called “junk bonds”) categories	BB	Ba	BB
		B	B	B
		CCC	Caa	CCC
		CC	Ca	CC
		C	C	C
		D	—	—
Short-term ratings	Highest three ratings	A-1	P-1	F1
		A-2	P-2	F2
		A-3	P-3	F3
	Other ratings	B	NP	B
		B-1		C
		B-2		RD
		B-3		D
C
D

1  Long-term ratings by Standard & Poor’s and Fitch from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. For example, BBB- is the lowest investment grade; BB+ is the highest non-investment grade.

2 Moody’s adds numerical modifiers 1, 2, and 3 to each generic bond rating classification from ‘Aa’ through ‘Caa’. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. For example, Baa3 is the lowest investment grade; Ba1 is the highest non-investment grade.

3 Short-term ratings within the A-1 and F1 categories may be designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

• Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of a Fund’s investments in that foreign currency and investments denominated in that foreign currency. As a currency control, certain countries aim to fix (or “peg” or “manage”) the exchange rates of their currencies against other countries’ currencies (the reference currency), rather than allowing them to fluctuate based on market forces. A pegged currency typically has a very narrow band of fluctuation (or a completely fixed rate) against the value of its reference currency and, as a result, may experience sudden and significant decline in value if the reference currency also declines in value. A managed currency establishes minimum exchange rates against its reference currency and, as a result, is not allowed to fall below a certain level against the reference currency but can rise above the reference currency’s value. There is no guarantee that these currency controls will remain in place and if these exchange rates were allowed to fluctuate based on market forces (for instance, a currency is “de-pegged” against its reference currency), there can be large losses as a result of exchange rates movements, which may adversely impact a Fund’s returns. In addition, the use of foreign exchange contracts (such as forward foreign currency contracts) to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

• Cybersecurity Risk: The Funds’ and/or their service providers’ use of the internet, technology and information systems may expose the Funds to risks associated with attack, damage or unauthorized access. Such risks may include the theft, loss, misuse, improper release, corruption and/or destruction of, or unauthorized access to, confidential or restricted data relating to the Funds or Fund shareholders, and the compromise, delay or failure of systems, networks, devices and applications relating to Fund operations, which in turn could result in losses to the Funds and Fund shareholders and disrupt the conduct of business among the Funds, Fund shareholders, the Funds’ service providers and/or financial intermediaries. While measures have been developed that are designed to reduce cybersecurity risks and to mitigate or lessen resulting damages, there is no guarantee that those measures will be effective, particularly because the Funds do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries and other parties with which the Funds transact.

• Debt Securities Risk: Debt securities are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security.

• Derivatives Risk: Derivatives are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. A Fund may not hold the underlying security or asset on which the value of a derivative is based. Derivatives may be riskier than other types of investments and may increase a Fund’s volatility. Derivatives may experience large, sudden or unpredictable changes in liquidity and may be difficult to sell or unwind. Derivatives can also create investment exposure that exceeds the initial amount invested (leverage risk) - consequently, derivatives may experience very large swings in value. A Fund may lose more money using derivatives than it would have lost if it had invested directly in the underlying security or asset on which the value of a derivative is based. Derivative contracts that are privately negotiated are also subject to counterparty risk, meaning that if the counterparty’s financial condition declines, the counterparty may be unable to satisfy its obligations under the contract in a timely manner, if at all, resulting in a potential decline in value of the contract and potential losses to the Fund.

Derivatives include options, forwards, futures contracts, options on futures contracts and swaps (such as currency, interest rate, security, index, consumer price index, credit default and total return swaps), caps, collars, floors, synthetics and other financial instruments. Synthetics are artificially created by using a collection of other assets whose combined features replicate the economic characteristics of a direct investment. Derivatives and synthetics may reduce returns, increase volatility, may not be liquid (and therefore, difficult to sell) and may not correlate precisely to the underlying assets or index they are designed to track. Derivatives may be difficult to value and may expose a Fund to risks of mispricing.

All of these investments, including repurchase agreements, are also particularly sensitive to counterparty risk, meaning that the counterparty may be unable to perform its contractual obligations (i.e., the counterparty may default). Over-the-counter derivatives, including forwards, are privately negotiated transactions and are subject to the risk that the counterparty will not be able to perform its contract obligations. Standardized, exchange-traded derivatives, including futures contracts, are subject to the risk that the counterparty and/or exchange are unable to perform any required obligations.

Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. Derivatives may be difficult to value and may expose the Fund to risks of mispricing. In addition, derivatives are subject to extensive government regulation, which may change frequently and impact a Fund significantly.

• Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. If an international body (such as the United Nations) or a sovereign state (such as the United States) imposes economic sanctions, trade embargoes or other restrictions against a government of an emerging market country or issuers, a Fund’s investments in issuers subject to such restrictions may be frozen or otherwise suspended or restricted, prohibiting or impeding the Fund from selling or otherwise transacting in these investments, and a Fund may be prohibited from or impeded in investing in such issuers or may be required to divest its holdings in such issuers, which may result in losses to the Fund. Governments in emerging market countries may also intervene in their economies and financial markets to a greater degree than more developed countries. Such government intervention could cause the Fund to be unable to access or transact in its investments in such markets, including cash holdings. Greater governmental control could also require repatriation of sales proceeds. The governments of countries with histories of instability and upheaval may act in an adverse or hostile manner toward private enterprise or foreign investment. A Fund may be exposed to this risk by directly investing in companies domiciled in emerging market countries or indirectly, by investing in companies domiciled in developed market countries which either invest in or conduct a portion of their businesses in emerging market countries or by investing in securities denominated in emerging market currencies.

• Equity Securities Risk: Stock markets are volatile. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

• Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods, which may result in cash proceeds not being immediately available to a Fund. As a result, a Fund that invests in floating rate loans may be subject to greater liquidity risk than a Fund that does not. Funds that invest in floating rate loans take steps to maintain adequate liquidity, such as borrowing cash under a line of credit or other facility through their custodian bank; however, these actions may increase expense to a Fund (such as borrowing cost) or may not always be adequate, particularly during periods of market stress. Investments in floating rate loans are typically in the form of a participation or assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. Investors in a loan participation may participate in such syndications, or buy part of a loan, becoming a part lender. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with the financial intermediary that syndicated the loan. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, a Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. In addition, a Fund may not be able to control the exercise of remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. In purchasing an assignment, a Fund succeeds to all the rights and obligations under the loan agreement of the assigning bank or other financial intermediary and becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Floating rate loans are also subject to prepayment risk. Borrowers may pay off their loans sooner than expected, particularly when interest rates are falling. A Fund investing in such securities will be required to reinvest this money at lower yields, which can reduce its returns. Similarly, debt obligations with call features have the risk that an issuer will exercise the right to pay an obligation (such as a mortgage-backed security) earlier than expected. Prepayment and call risk typically occur when interest rates are declining.

In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Conversely, when interest rates are rising, the duration of such securities tends to extend, making them more sensitive to changes in interest rates (extension risk), although floating rate debt securities are typically less exposed to this risk than fixed rate debt securities.

Floating rate loans generally are subject to restrictions on transfer, and may be difficult to sell at a time when the Manager seeks to sell the loan or may only be sold at prices that are less than their fair market value. Fair market value may be difficult to establish for loans. A loan may not be fully collateralized and can decline significantly in value. In addition, access to collateral backing the loan may be limited by bankruptcy or other insolvency laws. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.

A loan may also be in the form of a bridge loan, which is designed to provide temporary or “bridge” financing to a borrower, pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. A bridge loan involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.

To the extent a Fund invests in junior loans, these loans involve a higher degree of overall risk than floating rate loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.

Although the overall size and number of participants in the market for floating rate loans (or bank loans) has grown over the past decade, floating rate loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of floating rate loans are generally subject to contractual restrictions that must be satisfied before a floating rate loan can be bought or sold. These restrictions may impede a Fund’s ability to buy or sell floating rate loans, negatively impact the transaction price, and impede a Fund’s ability to timely vote or otherwise act with respect to floating rate loans. As a result, it may take longer than seven days for transactions in floating rate loans to settle, which make it more difficult for a Fund to raise cash to pay investors when they redeem their shares in the Fund. A Fund may be adversely affected by having to sell other investments at an unfavorable time and/or under unfavorable conditions, hold cash, temporarily borrow from banks or other lenders or take other actions to meet short-term liquidity needs in order to satisfy redemption requests from Fund shareholders. These actions may impact a Fund’s performance (in the case of holding cash or selling securities) or increase a Fund’s expenses (in the case of borrowing).

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan, which may not be deemed to be a security in certain circumstances and, as a result, could increase the risk of investing in loans. In addition, holders of such loans may from time to time receive confidential information about the borrower. In certain circumstances, this confidential information may be considered material non-public information. Because U.S. laws and regulations generally prohibit trading in securities of issuers while in possession of material, non-public information, a Fund that receives confidential information about a borrower for loan investments might be unable to trade securities or other instruments issued by the borrower when it would otherwise be advantageous to do so and, as such, could incur a loss. For this reason, a Fund or its Manager may determine not to receive confidential information about a borrower for loan investments, which may disadvantage the Fund relative to other investors who do receive such information.

• Foreign Markets Risk: Investments in securities of foreign issuers and securities of companies with significant foreign exposure, including securities denominated in foreign currencies, can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. Political, social, and economic instability, the impact of economic sanctions, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in a country’s economy. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. If the United States imposes economic sanctions against a foreign government or issuers, a Fund’s investments in issuers subject to such sanctions may be frozen, prohibiting the Fund from selling or otherwise transacting in these investments, and a Fund may be prohibited from investing in such issuers or may be required to divest its holdings in such issuers, which may result in losses to the Fund. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical, or other conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

• Forward Commitments Risk: Forward commitments are derivative contracts that obligate a purchaser to purchase, and a seller to sell, a specific amount of an asset (e.g., a currency or security) at a specified future date and price. Because these instruments are privately negotiated, they are subject to the risk of default by, or bankruptcy of, a counterparty, which could result in adverse market impact, expenses or delays in connection with the purchase or sale of the asset underlying the forward contract. The Fund may also miss the opportunity of obtaining a price or yield considered to be advantageous. In addition to derivatives risk, the Fund’s ability to close out of a forward position is dependent on the liquidity of the secondary forward market. There is also a risk of imperfect correlation between the change in market value of the underlying asset and the price of the forward contract, as well as losses caused by unanticipated market movements, which are potentially unlimited. Because these contracts allow a Fund to establish a fixed price (for an asset) or a fixed rate of exchange (for a currency) at a future point in time, they do not eliminate fluctuations in the value of the asset or currency and can have the effect of minimizing opportunities for gain or incurring a loss for the Fund.

• Forwards and Futures Contracts Risk: Forwards and futures contracts are derivative contracts that obligate a purchaser to purchase, and a seller to sell, a specific amount of an asset (e.g., a currency or security) at a specified future date and price. Because forward contracts are privately negotiated, unlike exchange-traded futures contracts, they are subject to greater risk of default or bankruptcy by a counterparty, which could result in adverse market impact, expenses or delays in connection with the purchase or sale of the asset underlying the forward contract. A Fund may also miss the opportunity of obtaining a price or yield considered to be advantageous. In addition to derivatives risk, a Fund’s ability to close out of a forward or futures contract position is dependent on the liquidity of the secondary forward or futures market. There is also a risk of imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract, as well as losses caused by unanticipated market movements, which are potentially unlimited. Because these contracts allow a Fund to establish a fixed price (for an asset) or a fixed rate of exchange (for a currency) at a future point in time, they do not eliminate fluctuations in the value of the asset or currency and can have the effect of minimizing opportunities for gain or incurring a loss for the Fund.

• Geographic Focus Risk: If a Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

• Growth Companies Risk: Growth companies are companies that a Manager thinks has the potential for above-average or rapid growth but may be subject to greater price volatility risk than “undervalued” companies, for example. A smaller company with a promising product and/or operating in a dynamic field may have greater potential for rapid earnings growth than a larger one. Additionally, many companies in certain market sectors like health care and technology are faster-growing companies with limited operating histories and greater business risks, and their potential profitability may be dependent on regulatory approval of their products or developments affecting those sectors, which increases the volatility of these companies’ securities prices and could have an adverse impact upon the companies’ future growth and profitability.

• High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

• Increase in Expenses Risk: Your actual cost of investing in a Fund may be higher than the total expenses shown in the fee table and expense example for a variety of reasons, for example, if average net assets decrease. Net assets are more likely to decrease and a Fund’s expense ratio is more likely to increase when markets are volatile. In addition, certain expenses, such as brokerage costs, are not required to be disclosed in fee table and expense examples.

• Inflation-Indexed Debt Securities Risk: The value of inflation-indexed debt securities and inflation protected securities (“IPS”) generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of IPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of IPS. Although the principal value of IPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if a Fund purchases IPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, a Fund may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period a Fund holds an IPS, a Fund may earn less on the security than on a conventional bond. The U.S. Treasury only began issuing Treasury inflation protected securities (“TIPS”) in 1997. As a result, the market for such securities may be less developed or liquid, and more volatile, than certain other securities markets.

• Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions and expectations about the foregoing. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt instruments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset. An interest rate reset may not completely offset changes in interest rates. Resets that may be tied to an index may not reflect the prevailing interest rate changes. There is a risk of a lag between interest rate and index changes.

• Investment in Money Market Funds Risk: A Fund may invest in money market mutual funds. Shareholders of a Fund would then bear their proportionate share of Fund expenses and, indirectly, the expenses of the investment companies. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of a Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

• Investment Style Risk: A Fund’s investment style may shift in and out of favor for reasons including market conditions and investor sentiment.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instruments, such as management, performance, financial leverage, changes in markets in which the issuer offers good or services, and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have stabler prices than small- or mid-capitalization companies, but are still subject to equity securities risk. The prices of large-capitalization companies may not rise as much as the prices of companies with smaller market capitalizations.

• Leverage Risk: Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed a Fund’s principal amount invested. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. There is no guarantee that a Fund will use leverage, or when it does, that a Fund’s leveraging strategy will be successful or produce a high return on an investment. The Manager will segregate liquid assets or otherwise cover transactions that may give rise to leverage risk to the extent of a Fund’s financial exposure. This requirement limits the amount of leverage a Fund may have at any one time, but it does not eliminate leverage risk. The use of leverage may result in a Fund having to liquidate holdings when it may not be advantageous to do so in order to satisfy its obligation or to meet segregation requirements.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which a Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. A Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations. Liquid investments may become less liquid or illiquid, and thus more difficult to sell, over time or suddenly and unexpectedly. This may occur, for example, as a result of adverse market or economic conditions or investor perceptions, which may be independent of any adverse changes to the particular issuer. Less liquidity also means that more subjectivity may be used in establishing the value of the securities or other investments. For example, if market quotations or Board approved alternate pricing methodologies are not readily available or reliable for these investments, the securities or other investments will be valued by a method that the Trust’s Board believes reflects fair value. Valuations determined in this manner may require subjective inputs about the value of these investments. Some securities (such as loans) may have no active trading market and may be subject to restrictions on resale. The markets in which such securities trade may be subject to irregular trading, wide bid/ask spreads and extended trade settlement periods, which may impair a Fund’s ability to sell the holding at the price it has valued the holding causing a decline in the Fund’s net asset value. Investments in companies in turn-around, distress or other similar situations have a greater risk of being or becoming less liquid than other investments, particularly when the economy is not robust or during market downturns.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing a Fund to alter its existing strategies or potentially, to liquidate and close.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies. Mid-capitalization companies may have a shorter history of operations, more limited ability to raise capital, inexperienced management, limited product lines, less capital reserves and liquidity and more speculative prospects for future growth, sustained earnings or market share than larger companies, and are therefore more sensitive to economic, market and industry changes. It may be difficult to sell a mid-capitalization position at an acceptable time and price because of the potentially less frequent trading of stocks of mid-capitalization companies.

• Model and Data Risk: Given the complexity of the investments and strategies of a Fund, the sub-adviser relies heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging a Fund’s investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose a Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used are predictive in nature. For example, such models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for a Fund. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. Quantitative models used by the sub-adviser also may not be successful in forecasting movements in industries, sectors or companies or in determining the weighting of investment positions that will enable a Fund to achieve its investment goal.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments. Model prices can differ from market prices as model prices are typically based on assumptions and estimates derived from recent market data that may not remain realistic or relevant in the future. To address these issues, the sub-adviser evaluates model prices and outputs versus recent transactions or similar securities, and as a result, such models may be modified from time to time.

• Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be subject to greater price volatility risk than a broad cross-section of securities. In addition, there may be periods during which the investment performance of a Fund using a momentum strategy may suffer.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-backed or other asset-backed securities, making them more sensitive to changes in interest rates and any Fund holding such securities more volatile. This is known as extension risk. When interest rates rise, borrowers with variable interest rate loans may not be able to repay their loans at the higher interest rates. This could cause an increase in defaults and decrease the value of certain mortgage-related or other asset-backed securities. Mortgage-related securities may have exposure to subprime loans and subprime mortgages, which are loans or mortgages made to borrowers with lower credit ratings. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. In addition, investments in non-investment grade (high yield/high risk) asset-backed securities, including mortgage pools with exposure to subprime loans or mortgages, have a greater risk of being or becoming less liquid than other debt securities, especially when the economy is not robust, during market downturns, or when credit is tight. Other asset-backed securities may also be subject to exposure resulting from loans to borrowers with lower credit ratings, who pose a higher level of default risk. In addition, adjustable and fixed rate mortgage-related or other asset-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages

(or other debt obligations) sooner than expected. This can reduce a Fund’s returns because it may have to reinvest that money at the lower prevailing interest rates. Similarly, debt obligations with call features have the risk that an issuer will exercise the right to pay an obligation (such as a mortgage-backed security) earlier than expected. This call risk typically occurs when interest rates are declining. These securities are also subject to risks associated with the servicing of those assets backing the particular security. Mortgage-backed securities may be issued by the U.S. government, which are subject to U.S. government securities risk. Mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers are subject to additional risks. Timely payment of interest and principal of non-governmental issuers is supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer, and there can be no assurance that these private insurers can meet their obligations under the policies. Stripped mortgage-related securities can be particularly sensitive to changes in interest rates. Stripped mortgage-related securities are made up of Interest Only (“IO”) and Principal Only (“PO”) components. IOs present a heightened risk of total loss of investment.

• Natural Disasters Risk: Natural disasters occur throughout the world and include events such as blizzards and ice storms, earthquakes, floods, hurricanes, pandemics, tidal waves, tornadoes, tsunamis, typhoons, volcanic eruptions, and wildfires. Although specific types of natural disasters may occur more frequently in certain geographic locations, such events are by their nature unpredictable and may cause sudden, severe and widespread damage that negatively impacts issuers, regions and economies in which a Fund invests. Due to the interconnectedness of the global economy, natural disasters in one location may negatively impact issuers in other locations.

• Non-Diversification Risk: A Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the Fund’s price volatility risk and the risk that its value could go down because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Fund from being managed as though it were a diversified fund.

• Options Risk: An option is a derivative contract where, for a premium payment or fee, the purchaser of the option is given the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. In addition to derivatives risk, a Fund is subject to the risk of losing the premium it paid to purchase the option if the price of the underlying security or other asset decreases or remains the same (for a call option) or increases or remains the same (for a put option). If a call or put option that a Fund purchases were allowed to expire without being sold or exercised, its premium would be a loss to a Fund. A Fund’s ability to exercise or sell the options is dependent on the liquidity of the option market.

• Price Volatility Risk: Price volatility of an investment refers to the variation of changes in that investment’s value over time. Thus, an investment with higher price volatility is likelier to have greater price swings over shorter time periods than an investment with lower price volatility and a Fund that invests in more volatile investments may see its value also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Redemption Risk: A Fund could experience a loss when selling securities, including securities of other investment companies, to meet redemption requests by shareholders if the redemption requests are unusually large or numerous, occur in times of market turmoil or declining prices for the securities sold, or when the securities to be sold are illiquid. Such redemptions may also increase expenses to the Fund and cause the sale of securities in a short timeframe, both of which could negatively impact performance.

• Sector Risk: A Fund may be invested more heavily from time to time in a particular sector (which is broader than an industry classification) based on investment opportunities or market conditions. For example, a Fund could invest more heavily in certain sectors at various times relative to its benchmark index. If a Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events. For more information on a Fund’s sector holdings, please refer to its annual report, semi-annual report or quarterly holdings report.

• Short Exposure Risk: Taking a short position using derivative instruments in anticipation of a decline in the market price of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price in the future (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. For instance, with a non-deliverable forward foreign currency contract, at time of settlement, if the market price of the underlying currency is higher than the price at the time a Fund entered into the contract (i.e., the predetermined price), a Fund must pay the difference between the current market price of the currency and the price of the currency at the time it entered into the contract. The higher the market price is above the price at which the Fund entered into the contract, the larger the payment it must make at time of settlement. Because there is no limit on how high the market price may rise, such loss is theoretically unlimited. Using derivatives to take short positions is also subject to leverage risk.

• Short Sale Risk: Engaging in short sales of securities that a Fund does not own subjects it to the risks associated with those securities, including price volatility risk. A security is sold short in anticipation of purchasing the same security at a later date at a lower price; however, a Fund may incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security sold short. Because there is no limit on how high the price of the security may rise, such loss is theoretically unlimited. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. By contrast, a Fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero. When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. A Fund incurs expenses for such borrowing that may include fees paid to the lender and amounts equal to dividends or interest paid by the borrowed security. A Fund may not be able to borrow a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require long positions to be sold before they otherwise would be. A short sale strategy also may not be successfully implemented, which may limit a Fund’s ability to achieve its investment goal, due to the limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Short sales also subject a Fund to leverage risk because they may provide investment exposure in an amount exceeding the initial investment. When a Manager invests the proceeds received from selling securities short in, or borrows money to invest in, additional securities (long positions), the Fund will become leveraged. The use of leverage may increase a Fund’s exposure to long equity positions.

• Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies. Small-capitalization companies may have fewer financial resources, limited product and market diversification, greater potential for volatility in earnings and business prospects, and greater dependency on a few key managers. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, more limited ability to raise capital, inexperienced management, and more speculative prospects for future growth or sustained earnings or market share than larger companies. In addition, these companies may be more susceptible to the underperformance of a sector in which it belongs and therefore, may be riskier and more susceptible to price changes. It may be difficult or impossible to liquidate a small-capitalization position at an acceptable time and price because of the potentially less frequent trading of stocks of smaller market capitalizations.

• Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular foreign currency, or in a “basket” of securities representing a certain index, or at a specific interest rate. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are required to be cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. Credit default swaps have heightened liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other sign of financial difficulty).

• Underlying Fund Risk: Because a Fund may serve as an underlying fund of one or more “fund of funds” of the Trust and thus have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations. Some U.S. government securities are supported only by the credit of the issuing agency, which depends entirely on its own resources to repay the debt. Although there are many types of U.S. government securities, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and equities and on securities guaranteed by the entities is unclear.

• Value Companies Risk: Value companies are companies that a Manager thinks may be undervalued (i.e., the opinion that a company’s stock is trading for less than its intrinsic value). These companies may be subject to lower price volatility risk than companies considered by the Manager to be “growth” companies. In value investing, a Manager believes that the market overreacts to good and bad news, resulting in stock price movements that do not correspond with a company’s long-term fundamentals. In that case, the result is an opportunity for value investors to profit by buying when the price is deflated. However, the intrinsic value of a company is subjective, meaning there is no empirically “correct” intrinsic value. A Manager’s processes for determining value will vary. There is a risk that a Manager’s determination that a stock is undervalued is not correct or is not recognized in the market.

ADDITIONAL INFORMATION ABOUT FEES AND EXPENSES

There are two types of fees and expenses you pay when you invest in mutual funds: (i) shareholder fees and (ii) operating expenses. Shareholder fees include sales charges and account fees, as applicable, that you pay directly when you buy or sell shares. Operating expenses incurred by each Fund are borne by shareholders through their investment in such Fund. The Portfolio Optimization Funds and Pacific Funds Diversified Alternatives directly bear their annual operating expenses and indirectly bear the annual operating expenses of their Underlying Funds in proportion to their allocations. Annual Fund Operating Expenses are presented in the Fund Summaries section at the beginning of this prospectus.

The Trust pays for certain support, administrative, distribution and shareholder services and the operational expenses of the Funds, including custody, transfer agency, printing, legal, and auditing expenses. The Trust also pays Pacific Life Fund Advisors LLC (“PLFA”) for providing investment advisory services.

Additional Information About Shareholder Fees

Portfolio Optimization Funds	Class A	Class B	Class C	Class R	Advisor Class
Maximum Front-end Sales Charge on your investment (as a percentage of offering price)	5.50%[1]	None	None	None	None
Maximum Contingent Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is less)	None[2]	5.00%[3]	1.00%[4]	None	None

1 The sales charge is reduced for purchases of $50,000 or more and is waived in certain circumstances.

2 There is a contingent deferred sales charge (“CDSC”) of 1% on redemptions of Class A shares within 1 year of purchase if the purchase was part of an investment of $1 million or more where the initial sales charge was waived.

3 There is a CDSC on the sale of shares within 7 years of purchase. The CDSC decreases over time. Refer to the Class B shares discussion in the Overview of the Share Classes section for more information.

4 There is a CDSC on the sale of shares within 1 year of purchase.

Sales Charges

Pacific Funds Core Income, Pacific Funds Strategic Income and Pacific Funds High Income	Class A	Class C	Class I	Advisor Class
Maximum Front-end Sales Charge on your investment (as a percentage of offering price)	4.25%[1]	None	None	None
Maximum Contingent Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is less)	None[2]	1.00%[3]	None	None

1 The sales charge is reduced for purchases of $100,000 or more and is waived in certain circumstances.

2 There is a contingent deferred sales charge (“CDSC”) of 1% on redemptions of Class A shares within 1 year of purchase if the purchase was part of an investment of $500,000 or more where the initial sales charge was waived.

3 There is a CDSC on the sale of shares within 1 year of purchase.

Sales Charges

PF U.S. Equity Funds	Class A	Class C	Advisor Class	Investor Class
Maximum Front-end Sales Charge on your investment (as a percentage of offering price)	4.25%[1]	None	None	None
Maximum Contingent Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is less)	None[2]	1.00%[3]	None	None

1 The sales charge is reduced for purchases of $100,000 or more and is waived in certain circumstances.

2 There is a contingent deferred sales charge (“CDSC”) of 1% on redemptions of Class A shares within 1 year of purchase if the purchase was part of an investment of $500,000 or more where the initial sales charge was waived.

3 There is a CDSC on the sale of shares within 1 year of purchase.

Sales Charges

Pacific Funds Short Duration Income, Pacific Funds Floating Rate Income and Pacific Funds Limited Duration High Income	Class A	Class C	Class I	Advisor Class
Maximum Front-end Sales Charge on your investment (as a percentage of offering price)	3.00%[1]	None	None	None
Maximum Contingent Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is less)	None[2]	1.00%[3]	None	None

1 The sales charge is reduced for purchases of $100,000 or more and is waived in certain circumstances.

2 There is a contingent deferred sales charge (“CDSC”) of 1% on redemptions of Class A shares within 1 year of purchase if the purchase was part of an investment of $500,000 or more where the initial sales charge was waived.

3 There is a CDSC on the sale of shares within 1 year of purchase.

Sales Charges

Pacific Funds Diversified Alternatives	Class A	Class C	Advisor Class
Maximum Front-end Sales Charge on your investment (as a percentage of offering price)	5.50%[1]	None	None
Maximum Contingent Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is less)	None[2]	1.00%[3]	None

1 The sales charge is reduced for purchases of $50,000 or more and is waived in certain circumstances.

2 There is a contingent deferred sales charge (“CDSC”) of 1% on redemptions of Class A shares within 1 year of purchase if the purchase was part of an investment of $1 million or more where the initial sales charge was waived.

3 There is a CDSC on the sale of shares within 1 year of purchase.

Examples for Class A Shares Purchased at Net Asset Value

Class A shares may be purchased at net asset value (“NAV”) (without an initial sales charge) under certain circumstances — see the Initial Sales Charges (Class A Shares Only) subsection within the Overview of the Share Classes section of this prospectus for eligibility. The

Examples that follow are intended to help eligible persons compare the cost of investing in Class A shares of each Fund when purchased at NAV to the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, and that the Funds’ annual operating expenses (based on data as presented in the applicable operating expenses tables) remain the same. The Examples reflect the current contractual expense caps. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. Keep in mind that this is an estimate — actual expenses may vary.

Your expenses (in dollars) whether you SELL or DON’T SELL your shares at the end of each period are the same, because there are no initial or deferred sales charges associated with Class A shares purchased at NAV.

	Your expenses (in dollars)
	1 Year	3 Years	5 Years	10 Years
Pacific Funds Portfolio Optimization Conservative	$ 134	$ 433	$ 754	$1,663
Pacific Funds Portfolio Optimization Moderate-Conservative	$ 139	$ 449	$ 780	$1,718
Pacific Funds Portfolio Optimization Moderate	$ 144	$ 459	$ 797	$1,752
Pacific Funds Portfolio Optimization Growth	$ 148	$ 471	$ 818	$1,796
Pacific Funds Portfolio Optimization Aggressive-Growth	$ 149	$ 479	$ 832	$1,828
Pacific Funds Short Duration Income	$ 87	$ 316	$ 564	$1,275
Pacific Funds Core Income	$ 97	$ 343	$ 609	$1,369
Pacific Funds Strategic Income	$ 111	$ 391	$ 693	$1,549
Pacific Funds Floating Rate Income	$ 114	$ 394	$ 696	$1,552
Pacific Funds Limited Duration High Income	$ 110	$ 422	$ 757	$1,703
Pacific Funds High Income	$ 111	$ 396	$ 701	$1,570
Pacific Funds Diversified Alternatives	$ 188	$ 688	$1,214	$2,657
Pacific Funds Large-Cap	$ 102	$ 807	$1,976	$4,853
Pacific Funds Large-Cap Value	$ 112	$1,165	$2,930	$6,784
Pacific Funds Small/Mid-Cap	$ 133	$ 777	$1,792	$4,356
Pacific Funds Small-Cap	$ 132	$1,811	$4,442	$9,020
Pacific Funds Small-Cap Value	$ 132	$1,707	$4,204	$8,730
Pacific Funds Small-Cap Growth	$ 132	$1,400	$3,468	$7,670

Account Fees

Shareholders may be charged additional expenses for a Pacific Funds IRA, including an annual retirement account custodial fee or fees to transfer an IRA account to another provider or to take a distribution.

Additional Information About Operating Expenses

Other Expenses

The Other Expenses line item in the Annual Fund Operating Expenses table for each Fund in the Fund Summaries section includes, but is not limited to, expenses for audit, tax, custody, legal, regulatory documents (printing and mailing) and support services; repayments to PLFA of amounts that PLFA reimbursed to a Fund pursuant to the terms of the expense limitation agreement for the Fund (if any); plus the administration fee paid to Pacific Life Insurance Company (“Pacific Life”) at an annual percentage of average daily net assets for each Fund, which is shown below. The administration fee is for procuring or providing administrative, transfer agency, and shareholder services.

Portfolio Optimization Funds and Pacific Funds Diversified Alternatives: The administration fee is 0.15% for each Fund (which invests in the Underlying Funds that each have an administration fee of 0.15%).

PF Fixed Income Funds: The administration fee is 0.30% for Class A, Class C, and Advisor Class shares and 0.15% for Class I shares.

PF U.S. Equity Funds: The administration fee is 0.30% for Class A, Class C, Advisor Class and Investor Class shares.

Expenses do not reflect non-recurring fees and expenses.

Operating Expense Reimbursements

To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund for certain operating expenses that exceed an annual rate based on a percentage of the Funds’ average daily net assets. These operating expenses include, but are not limited to: administration fees and expenses; organizational expenses; custody expenses; expenses for audit, tax, and certain legal services; preparation, printing, filing and distribution to existing shareholders of proxies, prospectuses and shareholder reports and other regulatory documents as applicable; independent trustees’ fees; and establishing, overseeing and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; acquired fund fees and expenses; interest; taxes (including foreign taxes on dividends, interest and gains); brokerage commissions and other transactional expenses; dividends on securities sold short; and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Funds’ business.

Portfolio Optimization Funds: The expense cap is 0.15% through July 31, 2017 and 0.30% from August 1, 2017 through July 31, 2023 for Class A, Class B, Class C, Class R and Advisor Class shares.

PF Fixed Income Funds: The expense cap is 0.20% through July 31, 2017 for Class A, Class C, and Advisor Class shares; and 0.15% through July 31, 2017 for Class I shares.

Pacific Funds Diversified Alternatives: The expense cap is 0.40% through July 31, 2017 for Class A, Class C, and Advisor Class shares.

Pacific Funds Large-Cap and Pacific Funds Large-Cap Value: The expense cap is 0.20% through January 10, 2019 for Class A, Class C, Advisor Class and Investor Class shares.

Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value and Pacific Funds Small-Cap Growth: The expense cap is 0.20% through January 10, 2019 for Class A, Class C and Advisor Class shares.

Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap and Pacific Funds Small-Cap Value: The expense cap is 0.25% through January 10, 2019 for Investor Class shares.

Pacific Funds Small-Cap Growth: The expense cap is 0.15% through January 10, 2019 for Investor Class shares.

The expense limitation agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and 90 days’ prior written notice to the investment adviser.

There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund for a period as permitted under regulatory and accounting guidance (currently three years from the end of the fiscal year in which the reimbursement took place) to the extent such recoupments would not cause the Fund to exceed its expense cap that was in effect at the time of the reimbursement. Any amounts repaid to PLFA will have the effect of increasing such expenses of a Fund, but not above the expense cap.

Fee Waivers

Portfolio Optimization Funds and Pacific Funds Diversified Alternatives: PLFA has agreed to waive the following amounts of its management fee on each Fund’s net assets through July 31, 2017 as long as it manages the Fund: 1) 0.025% on net assets above $2 billion through $3 billion; 2) 0.050% on net assets above $3 billion through $5 billion; 3) 0.075% on net assets above $5 billion through $7.5 billion; and 4) 0.100% on net assets above $7.5 billion. The fee waiver agreement will automatically renew for successive one-year terms thereafter unless terminated. The fee waiver agreement will terminate: (i) if the investment advisory agreement is terminated; (ii) upon approval of the Board of Trustees and 90 days’ prior written notice to PLFA; (iii) upon 90 days’ written notice by PLFA prior to the beginning of the next one-year term; or (iv) if PLFA’s management fee rate for a Fund changes. There is no guarantee that PLFA will continue such waiver after the current one-year term. The waiver will be applied when a Fund reaches the net asset levels described above. As of the date of this prospectus, none of the Funds meet net asset levels where portions of the management fee would be waived.

PF Fixed Income Funds: PLFA has agreed to waive the following amounts of its management fee on each Fund’s net assets through July 31, 2017 as long as Pacific Asset Management manages the Fund: 1) 0.025% on net assets above $1 billion through $2 billion; 2) 0.050% on net assets above $2 billion through $3 billion; and 3) 0.075% on net assets above $3 billion. The fee waiver agreement will automatically renew for successive one-year terms thereafter unless terminated. The fee waiver agreement will terminate: (i) if the investment advisory agreement is terminated; (ii) upon approval of the Board of Trustees and 90 days’ prior written notice to PLFA; (iii) upon 90 days’ written notice by PLFA prior to the beginning of the next one-year term; or (iv) if Pacific Asset Management’s management fee rate for a Fund changes. There is no guarantee that PLFA will continue such waiver after the current one-year term. The waiver will be applied when a Fund reaches the net asset levels described above and does not include any other advisory fee waivers that are currently in place for a Fund. As of the date of this prospectus, none of the Funds meet net asset levels where portions of the management fee would be waived.

Pacific Funds Limited Duration High Income: PLFA has agreed to waive 0.02% of its management fee through July 31, 2017 as long as Pacific Asset Management manages the Fund. The fee waiver agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and 90 days’ prior written notice to PLFA. There is no guarantee that PLFA will continue such waiver after that date.

Pacific Funds Large-Cap: PLFA has agreed to waive 0.10% of its management fee through January 10, 2018 as long as Rothschild remains the sub-adviser of the Fund. There is no guarantee that PLFA will continue such waiver after that date.

SHAREHOLDER ACCOUNT INFORMATION

Choosing a Share Class

Class A, Class B, Class C, Class I, Class R, Investor Class and Advisor Class shares of the Trust are continuously offered through the Distributor. The Distributor is an affiliate of PLFA, the Funds’ investment adviser, and is also an affiliate of Pacific Life, the Funds’ administrator. Shares of the Trust’s Funds are generally purchased through broker-dealers, which may be affiliated with financial firms, such as banks and retirement plan administrators, and which have entered into a selling group agreement with the Distributor (collectively, “selling group members”). Such selling group members and their registered representatives, as well as other service providers (such as registered investment advisers, banks, trust companies, certified financial planners, third party administrators, recordkeepers, trustees, custodians and financial consultants) may be referred to in the following sections as a “financial intermediary” or “financial intermediaries.”

Your registered representative can help you choose the Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance, time horizon, and other factors. Your registered representative can also explain to you the various expenses associated with each share class and help you choose the share class that is most appropriate for you. Your registered representative may also assist you with establishing your account with the Trust. You should note, however, that if you invest in the Funds through a financial intermediary, different guidelines, conditions and restrictions may apply than if you held your shares in the Fund directly. We encourage you to discuss the different options with your registered representative and review the Trust’s SAI for more information. You should note that if the relationship between your brokerage firm and you or the Trust is terminated, your account may become a temporary “orphan” account and you will be requested to establish a new relationship with another selling group member. If you hold your shares with a financial intermediary (either in a networked account or through an omnibus platform) and you change intermediaries, please contact your new financial intermediary for information on transferring your account. If the relationship between your financial intermediary and the Trust is terminated, please note that your shares may be subject to certain delays and restrictions or even redemption; please contact your financial intermediary for further information.

The class of shares that best corresponds with your financial goals depends upon several factors. All share classes of a Fund may not be available through a broker-dealer or financial firm.

When choosing among classes, you should consider the following questions:

• How long do I plan to hold the shares?

• How much money do I intend to invest?

• Will I be purchasing more shares in the future?

• What expenses will I pay for each class?

• Do I qualify for any sales charge discounts?

You should also understand how the various fees, expenses, and charges would affect your investment over time. Once you understand the differences among the share classes, you can then make an informed decision and select a share class that matches your needs, resources, and investment timeline. Your registered representative will generally receive compensation no matter which share class you select; however, that compensation may vary between share classes and may vary with the size of your investment. Thus, a registered representative may have an incentive for you to invest in one share class over another (e.g., a purchase of $100,000 of Class B shares generally results in greater compensation to the selling broker-dealer versus a similar purchase of Class A shares that takes advantage of a breakpoint).

Although the share class that you choose is ultimately your decision, you should seek to learn which share class is economically more attractive for your particular situation so that you can make an informed decision. As an example, shareholders making investments below the first Class A “breakpoint” (or discount) level at $50,000 are generally better off purchasing Class B shares. On the other hand, shareholders making significant investments for long periods of time may find that Class A shares (with breakpoint savings) are the most cost-effective way to invest in the Trust’s Funds. For more information on share classes or other mutual fund investing topics, please refer to the websites of the Financial Industry Regulatory Authority (www.finra.org) and the SEC (www.sec.gov/investor.shtml).

The sections that follow contain more detailed information about the share classes; how to buy, sell and exchange shares; and other information about the Funds.

OVERVIEW OF THE SHARE CLASSES

Each Fund of the Trust may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular share class; (ii) the initial sales charges and CDSCs, if any, applicable to the class; (iii) the distribution (12b-1) fee, if any, or service fees paid by the class of shares; and (iv) any services you may receive from a financial intermediary. Please consult with your financial adviser to assist you in making your decision. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with eligibility requirements such as investor type and investment minimums. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes. Because the information in this section about sales charges and waivers and reductions of sales charges is disclosed in this prospectus and the Trust’s SAI, and both this prospectus and the SAI are posted on the Pacific Funds website, this information is not separately provided on the website.

Share Class	Front-end Sales Charge	Annual Distribution and/or Service Fees	CDSC	Conversion to Class A Shares
Class A	YES— initial sales charge which may be waived or reduced.	0.25%	NONE —refer to the Contingent Deferred Sales Charges (“CDSCs”) subsection.	N/A

Class B	NONE	1.00%	YES —up to 5.00% on shares redeemed within a certain period.	YES — after eight (8) years.
Class C	NONE	1.00%	YES —1.00% on shares redeemed within one year of purchase.	NO
Class I	NONE	NONE	NONE	NO
Class R	NONE	0.50%	NONE	NO
Advisor Class	NONE	NONE	NONE	NO
Investor Class	NONE	0.25%	NONE	NO

Share Class Eligibility

Class A, Class B and Class C Shares

Class A, Class B and Class C shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class I Shares

Class I shares are available to certain institutional investors and directly to certain individual investors as set forth below:

Institutional Investors may include, but are not limited to, corporations, retirement plans, foundations/endowments and investors who purchase through a fee-based advisory program offered through a selling group member that enters into a fee-based advisory program agreement with the distributor of the Trust’s Funds. In a fee-based advisory program, a financial intermediary typically charges each investor a single fee based on the value of the investor’s account in exchange for providing various services (like management, brokerage and custody) to that account.

Individual Investors for the PF Fixed Income Funds include trustees and officers of the Trust, directors, officers, and employees of Pacific Life Insurance Company and its affiliates, and immediate family members of all such persons.

Class R Shares

Class R shares are generally only available to certain employer-sponsored retirement, savings or benefit plans held in plan level or omnibus accounts. Class R shares are not available to non-retirement accounts, traditional or Roth IRAs, Coverdell Education Savings Accounts (“ESA”), simplified employee pensions (“SEPs”), salary reduction simplified employee pensions (“SAR-SEPs”), Savings Incentive Match Plan for Employees (“SIMPLE”) Individual Retirement Accounts (“IRAs”), individual 403(b)s and most individual retirement accounts.

Advisor Class and Investor Class Shares

Advisor Class and Investor Class shares are generally only available to investors who purchase through a fee-based advisory program offered through a selling group member that enters into a fee-based advisory program agreement with the distributor of the Funds and to certain employer-sponsored retirement, savings or benefit plans held in plan level or omnibus accounts. In a fee-based advisory program, a financial intermediary typically charges each investor a single fee based on the value of the investor’s account in exchange for providing various services (like management, brokerage and custody) to that account. Investor Class shares are offered to individual investors through mutual fund supermarkets or other platforms offered by broker-dealers, 401(k) plans, banks or trust companies that have entered into a selling agreement with the Funds’ distributor.

For the PF U.S. Equity Funds, Pacific Funds Diversified Alternatives and Portfolio Optimization Funds, Advisor Class shares are also available for purchase by trustees and officers of the Trust, directors, officers and employees of Pacific Life Insurance Company and its affiliates, and immediate family members of all such persons.

Distribution and/or Service Fees

To pay for the cost of promoting the Funds and servicing your account, each class of shares, other than Class A, Class I, Investor Class and Advisor Class shares, has adopted a Distribution and Service (12b-1) Plan in accordance with Rule 12b-1 under the 1940 Act. A non-12b-1 Service Plan has been adopted for Class A shares and a 12b-1 Distribution Plan has been adopted for Investor Class shares. Because 12b-1 and service fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

Initial Sales Charges (Class A Shares Only)

The Funds are grouped into three categories for determining initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I — Portfolio Optimization Funds and Pacific Funds Diversified Alternatives:

Investment	Sales charge as a % of offering price	Sales charge as a % of Net Amount Invested
Under $50,000	5.50%	5.82%
$50,000 to under $100,000	4.75%	4.99%
$100,000 to under $250,000	3.75%	3.90%
$250,000 to under $500,000	3.00%	3.09%
$500,000 to under $1,000,000	2.10%	2.15%
$1,000,000 and over*	0.00%	0.00%

Category II — Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds High Income and the PF U.S. Equity Funds:

Investment	Sales charge as a % of offering price	Sales charge as a % of Net Amount Invested
Under $100,000	4.25%	4.44%
$100,000 to under $250,000	3.50%	3.63%
$250,000 to under $500,000	2.25%	2.30%
$500,000 and over*	0.00%	0.00%

Category III — Pacific Funds Short Duration Income, Pacific Funds Floating Rate Income and Pacific Funds Limited Duration High Income:

Investment	Sales charge as a % of offering price	Sales charge as a % of Net Amount Invested
Under $100,000	3.00%	3.09%
$100,000 to under $250,000	2.25%	2.30%
$250,000 to under $500,000	1.50%	1.52%
$500,000 and over*	0.00%	0.00%

*  Shares will be subject to a CDSC of 1.00% if you sell shares within one year of purchase. Please see the CDSCs on Class A Shares subsection within the Overview of the Share Classes section of this prospectus for additional information.

As noted in the tables above, discounts (breakpoints) are available for larger purchases.

Sales Charges — Waivers and Reductions

Waiver of the Class A Initial Sales Charges

Class A shares may be purchased without a front-end sales charge by the following individuals:

•  Registered representatives and employees of broker/dealers with a current distribution or selling agreement with the Trust and such broker/dealers’ affiliates;

• Employees of current Managers to the Trust, other service providers to the Trust and their affiliates;

• Immediate family members, as described below under Aggregating Accounts, of all the above referenced persons;

• Investors who purchase through a fee-based advisory program sponsored by a financial intermediary and offered through a selling group member that has also entered into a fee-based advisory program agreement with the Trust’s Distributor which includes a requirement that such shares be sold for the benefit of clients participating in a fee-based advisory program or similar program under which clients pay a fee to the selling group member;

• Investors who purchase through an omnibus account sponsored by a financial intermediary that has an agreement with the Trust’s Distributor and that does not accept or charge the Class A initial sales charge (Note: Your financial intermediary may charge transaction fees or additional fees that are separate from Fund fees and expenses.);

• Qualified retirement plans where the plan’s investments are part of an omnibus account sponsored by a financial intermediary that has an agreement with the Trust’s Distributor and that does not accept or charge the Class A initial sales charge (Note: Your financial intermediary may charge transaction fees or additional fees that are separate from Fund fees and expenses.);

• Pacific Life Individual(k) Program participants who purchase shares in repayment of an outstanding loan under this program; and

• Investors who purchase through a self-directed investment brokerage account offered by a financial intermediary that has a selling agreement with the Trust’s Distributor and that does not accept or charge the Class A initial sales charge (Note: Your financial intermediary may charge transaction fees or additional fees that are separate from Fund fees and expenses.).

No investor will pay a Class A initial sales charge in the following circumstances:

•  When reinvesting dividends and distributions;

• When exchanging Class A shares of one Fund, that were previously assessed a sales charge, for Class A shares of another Fund; and

• As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.

Reinstatement Privilege

If you sell shares of a Fund and withdraw your money from a Fund, you may reinstate into the same account, within 60 days of the date of your redemption, some or all of the proceeds in that Fund, or the same share class of any Fund that the Trust offers that you own at the time of the reinstatement, without paying a front-end sales charge if you paid a front-end sales charge when you originally purchased your shares. For purposes of the CDSC, if you paid a CDSC when you sold your shares, you would be credited with the amount of the CDSC proportional to the amount reinvested. Reinstated shares will continue to age, as applicable, from the date that you bought your original shares or from the date the shares were exchanged from an initial investment in the PL Money Market Fund (the PL Money Market Fund was liquidated as of March 31, 2014 and is no longer available for investment). This privilege can be used only once per calendar year per account. Contact your financial intermediary or Pacific Funds customer service at (800) 722-2333 (select Option 2) for additional information. You must identify and provide information to the Trust or your financial intermediary, as applicable, regarding your historical purchases and holdings, and you should also retain any records necessary to substantiate historical transactions and costs because the Trust, its transfer agent, and financial intermediaries will not be responsible for providing this information.

Requirements

To receive a front-end sales charge waiver, the NAV Authorization section must be completed on the applicable account application or Account Maintenance Request form and provided to the Trust in advance of or at the time of purchase. Any financial intermediary initiating a purchase at NAV is responsible for verifying that each purchase is executed in accordance with the waiver guidelines outlined above. If your financial intermediary fails to identify that you qualify for a sales charge waiver, your purchase may include a front-end sales charge.

Reduction of Initial Sales Charge (Class A Shares)

You and your immediate family members can reduce the initial sales charge of Class A shares by taking advantage of breakpoint opportunities in the sales charge schedule; refer to the Initial Sales Charges (Class A Shares Only) subsection of this prospectus for the sales charge schedule applicable to your Fund.

Letter of Intent Privilege

Allows you to pledge to purchase Class A shares over a 13-month period and pay the same sales charge (if any) as if the shares had all been purchased at once. This includes purchases in all account types (e.g., IRA, retail, etc.), and purchases of Class A, B and C shares by you and your immediate family members. At the time you enter into the Letter of Intent, you select your total investment goal amount. Part of the Letter of Intent amount will be held in escrow to cover additional sales charges that may be incurred if the total investments (calculated at the offering price) over the 13-month period is insufficient to qualify for the sales charge reduction. Capital appreciation, reinvested dividends and reinvested capital gains distributions do not count toward the Letter of Intent amount. After a Letter of Intent has been fulfilled or terminated, any applicable sales charge breakpoints will be determined by Rights of Accumulation if the account includes this privilege.

Rights of Accumulation Privilege

Allows you and your immediate family members and participants of a SIMPLE and SEP group plan to include the current value (calculated at the offering price) or original purchase amounts (calculated net of any applicable sales charges) less withdrawals, whichever is more beneficial, in all share classes of accounts already owned in order to calculate the sales charge breakpoint for the next purchase at the offering price. Accounts holding Class I, R, Advisor or Investor Class shares cannot be combined for Rights of Accumulation.

Combination Privilege

You may combine all identified orders received on the same day and processed in a single transaction to reduce your Class A sales charge. Orders related to Class I, R, Advisor or Investor Class shares cannot be used for Combination Privilege purposes.

Aggregating Accounts

Immediate Family Members	You and your “immediate family members” may combine all of your Pacific Funds investments to reduce your Class A sales charge. Immediate family members include:
	• Parents • Siblings • Dependents • Brothers-in-law • Grandparents	• Spouse or as recognized under local law • Children • Parents-in-law • Sisters-in-law
Entities

If the account owner is an entity (e.g., a trust, a qualified plan, etc.), the privileges described above will apply to the beneficial owners and trustees of the entity. For purposes of applying these privileges, investments for the accounts of entities and their affiliates may be aggregated. Omnibus accounts or other accounts that are not on the books of Pacific Funds or its transfer agent may not be aggregated unless documentation is provided that Pacific Funds deems sufficient to verify the ownership of such accounts, along with any other information Pacific Funds deems necessary to implement the appropriate privileges, such as account values.

Participants of a SIMPLE and SEP Group Plan

Participants of a SIMPLE IRA or SEP IRA group plan may combine all Pacific Funds investments to reduce Class A sales charges. Rights of Accumulation, as described above, are allowed once approved by the plan sponsor and contributions are received at Pacific Funds. As a participant, you must elect to combine your account with either the plan or immediate family members. Other personal accounts you own and accounts owned by immediate family members cannot be linked to the SIMPLE IRA or SEP IRA group plan.

Requirements

To take advantage of these privileges, the account owner (or beneficial owner or trustee), must identify and provide all applicable Pacific Funds account numbers or other requested information, including those account numbers opened through a financial intermediary, to the Trust in advance or at the time of the purchase that they qualify for such a reduction. It is the responsibility of the financial intermediary to ensure that an investor obtains the proper “breakpoint” discounts. If the financial intermediary or the Trust is not notified that you are eligible for a reduction, you may not receive a sales charge discount that you would be otherwise entitled.

Contingent Deferred Sales Charges (“CDSCs”)

CDSCs on Class A Shares

If your account value, including the amount of your current investment, totals $1 million or more for Category I Funds or $500,000 or more for Category II and III Funds, you will not pay a front-end sales charge on your investment amount. However, if you sell these shares (for which you did not pay a front-end sales charge) within one year of purchase, you will pay a CDSC of 1%.

CDSCs on Class B shares

A CDSC may be applied to Class B shares that you sell within eight years of the date you purchased the Class B shares, as shown in the table below, unless you qualify for a CDSC waiver as outlined below. The contingent deferred sales charge is eliminated eight years after your purchase.

Years since purchase:	1	2	3	4	5	6	7	8 and after
CDSC on shares sold:	5.00%	4.00%	4.00%	3.00%	2.00%	2.00%	1.00%	0.00%

Class B shares automatically convert to Class A shares in the month of the ninth anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable.

The initial and subsequent purchase maximum per transaction for Class B shares is less than $100,000. Generally, it is more advantageous for an investor that is considering an investment in Class B shares of $100,000 or more to invest in Class A shares instead. You should carefully consider whether two or more purchases totaling $100,000 or more are suitable in light of your own circumstances. It is your responsibility to inform your financial intermediary or the Trust of any and all other accounts that may be linked together for the purposes of determining whether the application of the right of accumulation or the use of a letter of intent would make Class A shares a more suitable investment than Class B shares.

CDSCs on Class C shares

Class C shares are sold without an initial sales charge. However, Class C shares are subject to a CDSC. You will be charged a 1% CDSC on shares that you redeem within one year of purchase, unless you qualify for one of the CDSC waivers outlined below.

For Category I Funds, the initial and subsequent purchase maximum per transaction for Class C shares is less than $1 million. For Category II and III Funds, the initial and subsequent purchase maximum per transaction for Class C shares is less than $500,000. If you were to invest more than these stated amounts, in most cases Class A shares or Class I shares for eligible investors would be the most advantageous choice. You should carefully consider whether two or more purchases exceeding the referenced amounts are suitable in light of your own circumstances.

Computing a CDSC

To keep your CDSC as low as possible, the amount of the CDSC will be based on the lesser of your purchase price or redemption price. We will first sell shares in your account that are not subject to a CDSC and then will sell shares in the order in which they were purchased (i.e., first in, first out). There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSC, if applicable, will be calculated on loans taken under the Pacific Life Individual(k) Program. A new CDSC period will begin, when applicable, for each investment made in repayment of an outstanding loan under such Program.

CDSC Waivers

The CDSC for each applicable Class will be waived in the following cases:

• Redemptions following the permanent disability (as defined by Section 72(m)(7) of the Internal Revenue Code) of a shareholder. The waiver is available only for shares held at the time of initial determination of permanent disability.

• Redemptions following the death of a shareholder as long as full redemption is requested within one year of the date of death.

• Redemptions for an IRA account following the death of a shareholder as long as re-registration is made within one year of death. The waiver is available only for shares held at the time of death.

• Redemption amounts made through a Systematic Withdrawal Plan (“SWP”) are limited to 10% per year of the current account value on the day the SWP is established, provided all dividends and distributions are reinvested (“CDSC Waiver Eligible Amount”). The CDSC Waiver Eligible Amount will remain the same for subsequent SWP redemptions. The SWP redemption amount may be higher or lower than the CDSC Waiver Eligible Amount. The frequency of the SWP determines what portion of the CDSC Waiver Eligible Amount applies to each SWP transaction. Any SWP redemption in excess of the amount eligible for the CDSC waiver may be subject to a CDSC. If the existing SWP is cancelled and a new SWP is established later, a new CDSC Waiver Eligible Amount would be determined.

• Required Minimum Distributions (“RMD”), as required under the Internal Revenue Code, to the extent of the RMD amount attributed to your individual retirement account (“IRA”) with Pacific Funds.

• Excess contributions as required under the Internal Revenue Code.

Any financial intermediary initiating a redemption eligible for a CDSC waiver is responsible for verifying that each redemption is executed in accordance with the CDSC waiver guidelines outlined above. If your financial intermediary fails to identify that you qualify for a CDSC waiver, your redemption may include a CDSC.

If you think that you might be eligible for a CDSC waiver, contact your financial intermediary. To receive a CDSC waiver, the Trust must be notified at the time of the redemption request. Please see the Distribution of Fund Shares section in the SAI for additional information about other CDSC waivers.

PURCHASING SHARES

You can invest in the Funds directly with the Trust by using a financial professional or through a broker-dealer or other financial intermediary. Financial intermediaries can help you buy, sell, and exchange shares and maintain your account. Certain financial intermediaries may charge transaction fees or other fees that are in addition to any fees described in this prospectus. The Funds can be used in a variety of retirement plans, including individual retirement accounts, Roth IRAs, SEP IRAs, SIMPLE IRAs, SAR-SEP Rollovers, Individual 401k plans and other qualified plans, such as Coverdell ESAs. Shareholders may be charged additional expenses for a Pacific Funds IRA, including an annual retirement account custodial fee or fees to transfer an IRA account to another provider or to take a distribution. Contact your financial professional for more information regarding your options. The Funds are generally available only in the United States (the 50 states, District of Columbia, and the territories of Guam, Puerto Rico, and the U.S. Virgin Islands).

Minimums

There are no minimum investments for Class R, Investor Class or Advisor Class shares.

Account Type / Plan	Initial Investment	Subsequent Investment
The minimum investments for Class A, Class B and Class C shares are as follows:
Retail Accounts	$1,000 per Fund	$50 per Fund
IRAs, Roth IRAs, SEP IRAs, ESAs	$1,000 per Fund	$50 per Fund
SIMPLE IRAs, SAR-SEPs	No minimum	No minimum
Employer Sponsored Retirement Plans	No minimum	No minimum
Preauthorized Investment Plan	$50 per Fund, per draft	$50 per Fund, per draft

The minimum investments for Class I shares are as follows:
Class I shares (Institutional Investors)	$500,000	No minimum
Class I shares (Individual Investors)	No minimum	No minimum

Pacific Funds reserves the right to waive minimum investment amounts, including for certain types of retirement plans. Pacific Funds and the Distributor reserve the right to reject any request to buy shares.

How to Purchase Shares

Class A, Class B and Class C shares:

Method	Opening an account	Adding to an account
Through a Financial Intermediary:	Contact your financial professional.	Contact your financial professional.
By Mail:

Complete the applicable account application, ensuring that you include your registered representative’s name and appropriate share class. Applications without a registered representative’s name or share class may be returned by the Trust. Return the completed application with either your investment check or select electronic funds transfer (“EFT”) option under How to Fund Your Account and send to Pacific Funds to the following address:

Regular Mail:
Pacific Funds
PO Box 9768
Providence, RI 02940-9768

Overnight Mail:
Pacific Funds
Attn: Work Management
4400 Computer Drive
Westborough, MA 01581

Purchase and sale orders are executed at the next net asset value (“NAV”), plus or minus any applicable sales charges, determined after an authorized designee of the Fund receives, or the transfer agent of the Fund receives at its processing location in Westborough, MA, the order in proper form (which may not be the day the request is first received at the P.O. Box for any orders sent to the Trust’s P.O. Box). This may affect the date on which the order is processed. Please see Execution of Your Requests subsection below.

Complete the Add to your Account form included with your quarterly account statement or submit a letter of instruction indicating the desired investment allocations. Make your check payable to “Pacific Funds” and remember to include your account number and investment allocations with your check.

By Telephone:	Not applicable.

To transfer money from your bank account to your Pacific Funds account using electronic funds transfer (“EFT”), call (800) 722-2333 (select Option 2) and provide the Fund name and share class, your Pacific Funds account number, the name(s) in which the Pacific Funds account is registered and the amount of the electronic transfer. Bank information must be open and active on your account. To set up EFT, complete the Financial Institution Information on the Account Application or the applicable redemption/distribution form.

Refer to Telephone Instructions under Execution of Your Requests below for additional information.

By Wire:

To open your account using wired funds, complete the applicable account application and send it to Pacific Funds at the address above. Call customer service at (800) 722-2333 (select Option 2) to obtain your account number and wire instructions.

Once your account is opened, you may call customer service at (800) 722-2333 (select Option 2) to obtain wire instructions.

Method	Opening an account	Adding to an account
By Preauthorized Investment Plan:

You may make systematic investments through a preauthorized transfer from your bank or other financial institution to your Pacific Funds account ($50 minimum per fund, per draft, if the initial investment of $1,000 is met). A preauthorized investment plan may take up to 7 calendar days to establish and become active. Please note that purchases made through a preauthorized investment plan will begin to process 2 business days prior to the draft date. Any changes made to a plan within the 2 business days will be effective with the next draft. If a start date is not provided, or occurs during the 20 day set-up period, systematic investments would begin one month from the date the plan is established.

Forms of Payment

Acceptable forms of payment

•  Personal checks or bank draft (cashier’s check, official bank check, or treasury check) drawn on a U.S. bank;

• Money orders and traveler’s checks in single denominations of more than $10,000 if they were to originate in a U.S. bank;

• Third party checks when there is a clear connection of the third party to the underlying transaction; and

• Wire transfers that originate in U.S. banks.

Unacceptable forms of payment

•   Cash;

•  Starter checks;

• Credit cards or checks drawn against a credit account;

• Money orders or traveler’s checks in single denominations of $10,000 or less from any institution;

• Personal check, bank drafts, money orders, traveler’s checks, or wire transfers drawn on non-U.S. banks, even if the payment were effected through a U.S. bank; and

• Third party checks when there is not a clear connection of the third party to the underlying transaction.

All unacceptable forms of investment will be returned. The Trust reserves the right to accept or reject any form of payment and to change its forms of investment policy at any time. If your check does not clear, your purchase will be cancelled, and you will be liable for any losses and fees incurred by the Trust or its transfer agent.

Class I Shares:

Class I shares are generally offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from the Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Investors in Class I shares, other than the individual investors noted above, may generally not purchase, exchange or redeem shares of the Fund directly. Shares may be purchased, exchanged or redeemed only through such financial intermediaries. Class I shares made available through full service broker-dealers may be available through fee-based advisory relationships under which such broker-dealers impose additional fees for services connected to the account. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, exchange or redeem shares.

Class R Shares:

Class R shares are generally available only to certain employer-sponsored retirement, savings, or benefit plans held in plan level or omnibus accounts. Class R shares are not available to retail accounts, traditional or Roth IRAs, Coverdell ESAs, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b)s and most individual retirement accounts.

Participants in retirement plans must contact their plan’s administrator to purchase, redeem, or exchange Class R shares. The plan administrator can provide employees with detailed information on how to participate in the plan in accordance with the plan’s specific provisions. Plans may require separate applications and their policies and procedures may be different than, and may charge fees in addition to, those described in this prospectus. Participants should contact their employee benefits office or the plan administrator for questions about their specific accounts. Participants should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the participant places an order with the plan administrator and the time the order is forwarded to Trust’s transfer agent for execution. It is the responsibility of authorized dealers, plan administrators, or other financial institutions to accept and transmit orders received by them so they will be received and processed in a timely manner by the Trust.

Eligible retirement plans may open an account and purchase Class R shares by contacting any authorized dealer or other financial institution (the dealer or other financial institution may impose transaction charges in addition to those described in this prospectus). Class R shares may not be available through all dealers, and other classes of the Funds may be available to retirement plans.

Participants should contact their employee benefits office or the plan administrator to determine how to invest in the Trust and/or change the contribution amount to the plan.

Advisor Class and Investor Class Shares:

Contact your financial intermediary for instructions on how to purchase Advisor Class and Investor Class shares.

The Trust and the Distributor reserve the right to reject any request to buy shares.

Contribution Limits:

Accounts such as Traditional or Roth IRAs and Coverdell ESAs, have contribution limits that should not be exceeded. If your account were a SIMPLE IRA, SEP IRA, SAR-SEP or 403(b)(7) or if your account were owned by a qualified plan or an individual 401(k) account, contribution limits would also apply, and contributions by personal check may not be appropriate. Consult your tax adviser for additional information.

REDEEMING SHARES

Selling Shares

Class A, B, C and Individual Investors of Class I Shares:

You may sell by contacting your financial intermediary or the Trust directly. Refer to the Medallion Signature Guarantees subsection below for additional guidelines that may be applicable.

In Writing:

To sell shares in writing, send a signed written request or signed distribution form specifying the Fund name and share class, account number, name(s) registered on the account and the dollar value or number of shares you wish to sell. Where applicable, federal income tax will be withheld from retirement assets, unless notified otherwise. Signatures of all shareholders are required and must match the account registration or the authorized signer on file.

By Telephone:

You may sell shares up to $100,000 in gross value by telephone on certain account types by calling customer service at (800) 722-2333 (select Option 2) provided certain criteria are met. To disable this option, check the appropriate box on your Account Application or the applicable redemption/distribution form. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions.

Systematic Withdrawal Plan (“SWP”):

You can set up automatic monthly, quarterly, semi-annual or annual redemptions on your account, as long as the value of the account is at least $5,000 at the time the SWP is established. You may redeem a fixed dollar amount (minimum $50), a fixed number of shares (five shares or more), or a whole percentage of the account value, which will be applied to the account value at the time of each SWP redemption in order to determine the redemption amount. Please be aware that SWP redemptions may be subject to a CDSC – See the CDSC Waivers subsection for applicable waivers. Because a CDSC may apply, it may not be advantageous to you to make additional investments while participating in a SWP. To establish a SWP, you must complete the appropriate sections on the applicable form. You may receive this form from customer service by calling customer service at (800) 722-2333 (select Option 2).

Proceeds will be mailed to an address that has been on record for at least 15 days or can be sent to a third party recipient if a letter of instruction, signed by all authorized shareholders, and a Medallion Signature Guarantee were to accompany the request. Proceeds can also be wired to a pre-designated bank account (subject to a $10,000 minimum), normally by the business day following receipt of your instructions. We do not assume responsibility for additional charges that the receiving institution may impose. To receive proceeds by wire, check the appropriate box on the Account Application or the applicable redemption/distribution form and attach a pre-printed voided check. We will not wire proceeds or account assets to a non-U.S. bank or financial institution.

Depending on the class of shares you own, a CDSC may apply. Shareholders may be charged additional expenses for a Pacific Funds IRA, including an annual fee or fees to transfer an IRA account to another provider or to take a distribution. We may liquidate shares to cover the IRA annual fee or transfer agent fees, including account, wire or overnight delivery fees. We may also close your account and sell your shares if your account value were to fall below investment minimums for any reason, without notice, whether as a result of a redemption, an account charge or a reduction in the market value of your account. This may result in a gain or loss for federal income tax purposes and the imposition of a CDSC.

Electronic Funds Transfer – You can initiate an electronic funds transfer for as little as $50 or as much as $100,000 from your Pacific Funds account to your bank account. To set up an EFT, you must complete the Financial Institution Information on the Account Application or the applicable redemption/distribution form.

Medallion Signature Guarantees – To protect against fraud and help verify the identity of the person authorizing a sale of shares from an account, a Medallion Signature Guarantee may be required in the following instances:

• For redemption requests over $100,000

• If your address of record was changed within the past 15 days

• If redemption proceeds are to be sent to an address other than the address of record

• If redemption proceeds are made payable to a third party payee

• If redemption proceeds are to be wired to a bank account that has not been established on your account

• For requests to transfer between Pacific Funds accounts with different registrations, except where one or more of the account owners (or beneficial owners) are the same

• Under other circumstances as determined by the Trust or the transfer agent

A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that transactions or changes to your account are in fact authorized by you. The three recognized Medallion programs are the Securities Transfer Agents Medallion Program (“STAMP”), the Stock Exchanges Medallion Program (“SEMP”) and the New York Stock Exchange Medallion Signature Program (“MSP”). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted.

A notary public stamp or seal cannot be substituted for a Medallion Signature Guarantee.

Class I Shares:

Investors in Class I shares, other than the individual investors noted above, may generally not redeem shares of the Fund directly. Contact your financial intermediary or refer to your plan documents for instructions on how to redeem shares.

Class R Shares:

Participants should contact their employee benefits office or the plan administrator to determine how to change their investment allocations or make redemptions from the plan.

Advisor Class and Investor Class Shares:

Contact your financial intermediary for instructions on how to redeem shares.

EXCHANGING SHARES

Class A, B, C and Individual Investors of Class I Shares:

The Trust’s exchange privilege affords you the ability to switch your investments among the various Funds of the Trust. Generally, you may exchange a minimum of $50 worth of shares of one Fund for shares of any other available Fund of the Trust within the same share class and base account number.

Exchanges are considered sales and may result in a gain or loss for federal and state income tax purposes. There are currently no additional sales charges or fees for exchanges. For shares subject to a CDSC, the CDSC period begins on the date of the initial investment in the shares subject to a CDSC. For assets initially invested in the Class A shares of PL Money Market Fund (the PL Money Market Fund was liquidated as of March 31, 2014 and is no longer available for investment), which were not subject to a CDSC, the CDSC period, if applicable, began when the shares were exchanged into Class A, B or C shares of another Fund.

In Writing:

To exchange shares in writing, send a signed written request or signed Investment Exchange Request form specifying the “from” and “to” Fund names, account number, name(s) registered on the account and the dollar value or number of shares you wish to exchange. Signatures of all shareholders are required and must match the account registration or the authorized signer on file.

By Telephone:

You may exchange shares by telephone on certain account types by calling (800) 722-2333 (select Option 2) provided certain criteria are met. To disable this option, check the appropriate box on your Account Application or the applicable redemption/distribution form. Corporate investors and other associations must have an appropriate certification on file authorizing exchanges.

Dollar Cost Averaging

Dollar cost averaging may be used to buy shares of the available Funds in a series of regular purchases instead of in a single purchase. This allows you to average the price you pay for shares over time, and may permit a “smoothing” of abrupt peaks and drops in price. You may use dollar cost averaging to transfer amounts (via an exchange of shares), either on a monthly, quarterly, semi-annual or annual basis, from any available Fund with a value of at least $1,000 to one or more other available Funds. Each exchange must be for at least $50.

Dollar cost averaging may only be requested in writing by sending a signed letter of instruction or signed Account Maintenance Request form specifying the “from” and “to” Fund names, account number, name(s) registered on the account and the dollar value or number of shares you wish to exchange. Signatures of all shareholders are required and must match the account registration or the authorized signer on file.

Class R Shares:

Participants should contact their employee benefits office or the plan administrator to determine how to change their investment allocations. Participants can exchange Class R shares of one Portfolio Optimization Fund for Class R shares of another Portfolio Optimization Fund that is available through the plan. Exchanges are made at NAV. Before an exchange is requested, each Fund’s investment goal, strategies and policies as described in this prospectus should be considered. All Portfolio Optimization Funds may not be available in all retirement plans.

Advisor Class and Investor Class Shares:

Contact your financial intermediary to exchange shares.

ADDITIONAL INFORMATION ABOUT FUND PERFORMANCE

The following provides additional explanation regarding information presented in the Performance subsections of the Fund Summaries section.

The information presented in the bar charts and the average annual total return tables were prepared assuming reinvestment of dividends and distributions.

The Portfolio Optimization Funds: Because the performance of each Portfolio Optimization Fund is a composite of the performance of each of the Underlying Funds in which it invests (which may include cash equivalents, fixed income, domestic and/or international equities), there is no one broad-based index to use as a comparison to a Portfolio Optimization Fund’s performance. Therefore, we have provided information regarding a broad-based benchmark index that corresponds to the larger of each Fund’s broad asset class allocations, which is a broad measure of market performance, to use as a comparison to each Fund’s performance.

In addition, as another Fund performance comparison, composite benchmarks were constructed for each Portfolio Optimization Fund. Each benchmark is comprised of three or more broad-based indices and more information on each is provided further below.

Manager Changes, Name Changes and/or Related Investment Policy Changes by Fund

Pacific Funds Portfolio Optimization Conservative: Effective December 31, 2014, the Fund changed its name from PL Portfolio Optimization Conservative Fund.

Pacific Funds Portfolio Optimization Moderate-Conservative: Effective December 31, 2014, the Fund changed its name from PL Portfolio Optimization Moderate-Conservative Fund.

Pacific Funds Portfolio Optimization Moderate: Effective December 31, 2014, the Fund changed its name from PL Portfolio Optimization Moderate Fund.

Pacific Funds Portfolio Optimization Growth: Effective December 31, 2014, the Fund changed its name from PL Portfolio Optimization Moderate-Aggressive Fund.

Pacific Funds Portfolio Optimization Aggressive-Growth: Effective December 31, 2014, the Fund changed its name from PL Portfolio Optimization Aggressive Fund.

Pacific Funds Short Duration Income: Effective December 31, 2014, the Fund changed its name from PL Short Duration Income Fund.

Pacific Funds Core Income: Effective December 31, 2014, the Fund changed its name from PL Income Fund.

Pacific Funds Strategic Income: Effective December 31, 2014, the Fund changed its name from PL Strategic Income Fund.

Pacific Funds Floating Rate Income: Effective December 31, 2014, the Fund changed its name from PL Floating Rating Income Fund.

Pacific Funds Limited Duration High Income: Effective December 31, 2014, the Fund changed its name from PL Limited Duration High Income Fund.

Pacific Funds High Income: Effective December 31, 2014, the Fund changed its name from PL High Income Fund.

Pacific Funds Diversified Alternatives: Effective December 31, 2014, the Fund changed its name from PL Diversified Alternatives Fund.

Index Definitions

The following provides definitions of the indices presented in the Fund Summaries section of the prospectus. The indices have inherent performance advantages over the Funds because they hold no cash and incur no expenses. An investor cannot invest directly in an index. The performance of an index does not reflect the deduction of expenses associated with a Fund, such as investment management fees.

Barclays 1-3 Year U.S. Government/Credit Bond Index measures performance of U.S. dollar-denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities with maturities of one to three years. Results include the reinvestment of all distributions.

Barclays U.S. 1-5 Year High-Yield Index is an index that covers the universe of fixed-rate, non-investment-grade debt with maturities between one and five years. Results include the reinvestment of all distributions.

Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment grade bond market, which includes investment grade U.S. government bonds, investment grade corporate bonds, mortgage pass-through securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Index must have at least 1 year remaining to maturity. In addition, the securities must be denominated in U.S. dollars and must be fixed rate, non-convertible, and taxable. Results include the reinvestment of all distributions.

Barclays U.S. High-Yield 2% Issuer Capped Bond Index is an index that is an issuer-constrained version of the U.S. Corporate High-Yield Index that covers the U.S. dollar-denominated, non-investment grade fixed-rate taxable corporate bond market and limits issuer exposures to a maximum of 2% and redistributes the excess market value index-wide on a pro-rata basis. The total return is equal to the change in price plus the coupon return. Results include the reinvestment of all distributions.

BofA Merrill Lynch U.S. 3-Month Treasury Bill (“T-Bill”) Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue. Results include the reinvestment of all distributions.

Citigroup 1-Month U.S. Treasury Bill (“T-Bill”) Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one month. Results include the reinvestment of all distributions.

Credit Suisse Leveraged Loan Index tracks the investable market of the U.S. dollar-denominated leveraged loan market. It consists of issues rated “5B” or lower, meaning that the highest rated issues included in this index are Moody’s/S&P ratings of Baa1/BB+ or Ba1/BBB+. All loans are funded term loans with a tenor of at least one year and are made by issuers domiciled in developed countries. Results include the reinvestment of all distributions.

Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. As of May 1, 2016, the MSCI EAFE Index (Net) consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The word “(Net)” in the index name means the net total return for the index, which includes the reinvestment of dividends after the deduction of withholding tax, applying the tax rate to non-resident individuals who do not benefit from double taxation treaties.

Pacific Funds Portfolio Optimization Composite Benchmarks: The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Prior to July 1, 2012, the weighting to each asset category was adjusted annually to reflect the Fund’s target allocations for the year.

Pacific Funds Portfolio Optimization Conservative Composite Benchmark is 71% Barclays U.S. Aggregate Bond, 17% S&P 500, 7% BofA Merrill Lynch U.S. 3-Month T-Bill, and 5% MSCI EAFE (Net) Indices. The Pacific Funds Portfolio Optimization Conservative Composite Benchmark reflects broad debt and equity asset class allocations for the Fund in the current Model (the broad equity asset class being represented generally by benchmarks for domestic and international equity) and thus has replaced the former composite benchmark (which consisted of 64% Barclays U.S. Aggregate Bond, 23% S&P 500, 6% BofA Merrill Lynch U.S. 3-Month T-Bill, and 7% MSCI EAFE (Net) Indices).

Pacific Funds Portfolio Optimization Moderate-Conservative Composite Benchmark is 55% Barclays U.S. Aggregate Bond, 30% S&P 500, 10% MSCI EAFE (Net), and 5% BofA Merrill Lynch U.S. 3-Month T-Bill Indices.

Pacific Funds Portfolio Optimization Moderate Composite Benchmark is 45% S&P 500, 38% Barclays U.S. Aggregate Bond, 15% MSCI EAFE (Net), and 2% BofA Merrill Lynch U.S. 3-Month T-Bill Indices.

Pacific Funds Portfolio Optimization Growth Composite Benchmark is 58% S&P 500, 23% Barclays U.S. Aggregate Bond, and 19% MSCI EAFE (Net) Indices. The Pacific Funds Portfolio Optimization Growth Composite Benchmark reflects broad debt and equity asset class allocations for the Fund in the Model (the broad equity asset class being represented generally by benchmarks for domestic and international equity) and thus has replaced the former composite benchmark (which consisted of 60% S&P 500, 20% Barclays U.S. Aggregate Bond, and 20% MSCI EAFE (Net) Indices).

Pacific Funds Portfolio Optimization Aggressive-Growth Composite Benchmark is 69% S&P 500, 26% MSCI EAFE (Net), and 5% Barclays U.S. Aggregate Bond Indices.

Russell 1000 Index measures the performance of the large-capitalization segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000 Index represents approximately 92% of the U.S. market. It is constructed to provide a comprehensive and unbiased barometer for the large-capitalization and is completely reconstituted annually to ensure new and growing equities are reflected. Results include the reinvestment of all distributions.

Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. Results include the reinvestment of all distributions.

Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. Results include the reinvestment of all distributions.

Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect growth characteristics. Results include the reinvestment of all distributions.

Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics. Results include the reinvestment of all distributions.

Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500 Index is constructed to provide a comprehensive and unbiased barometer for the small to mid-cap segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set. Results include the reinvestment of all distributions.

Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Results include the reinvestment of all distributions.

S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Results include the reinvestment of all distributions.

OTHER FUND INFORMATION

Execution of Your Requests

Purchase and sale requests are executed at the next determined NAV, plus or minus any applicable sales charges, determined after an authorized designee receives, or the transfer agent receives at its processing location in Westborough, MA, the order in proper form. The NAV per share plus any applicable sales charge is also known as the offering price. Systematic withdrawals scheduled to fall on a month end (including year-end withdrawals) which is a weekend or holiday, will be deemed an order for the last business day of that month. If you were to purchase by wire, the order would be deemed to be in proper form after the Account Application, telephone notification and the federal funds wire have been received. If an order or payment by wire were received after the scheduled close of the New York Stock Exchange (“NYSE”), which usually closes at 4:00 p.m. Eastern time, the shares would not be credited until the next business day. You will receive a confirmation of each unscheduled transaction in your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued. Your financial intermediary can provide you with more information regarding the time you must submit your purchase order and whether your intermediary is an “authorized” agent or designee for the receipt of purchase and redemption orders.

Under normal conditions, we will pay redemption proceeds within three business days. However, we have the right to take up to seven days to pay redemption proceeds and may postpone payment longer in the event of unusual circumstances as permitted by applicable law or an economic emergency as determined by the SEC. When you sell shares, we will execute your request at the next determined NAV per share; however, you may be required to wait up to 15 business days before we send your redemption proceeds if the shares that were redeemed were recently purchased by electronic funds transfer or check. This delay is necessary to ensure that the purchase has cleared. To reduce such delay, you should make investments by bank wire or federal funds. We normally will pay cash for all shares you sell. When making payment in cash becomes harmful to other shareholders or a Fund, we may make some or all of the payment in securities at their then current market value equal to the redemption price minus any applicable charges. You will bear market risk while holding such securities and incur transaction costs upon converting securities to cash.

Telephone instructions – Unless you elect not to have telephone exchange and/or sale privileges, they will automatically be available to you. You may modify or discontinue telephone privileges at any time. You may reinstate these privileges in writing. An exchange or sale request must be received and confirmed prior to the scheduled close of the NYSE, which usually closes at 4:00 pm Eastern time, in order to receive the NAV calculated on that day. If an order is received and/or confirmed after the scheduled close of the NYSE, the order will receive the NAV calculated on the next business day. You may also transact purchases by telephone, if you have established EFT on your account and your request is received in proper form. A telephone purchase request is considered to be in proper form if it is received and confirmed prior to the scheduled close of the NYSE, which usually closes at 4:00 pm Eastern time, and the EFT can be initiated, which requires overnight processing. Because of this, purchase requests generally will receive the NAV calculated on the next business day. Procedures have been established that are reasonably designed to confirm that instructions communicated by telephone are genuine. These procedures may include requiring any person requesting a telephone transaction to provide specific identifying information or recording of the telephone conversation. A written confirmation will be sent to the shareholder(s) of record following a telephone transaction. The Trust or its designee is authorized to act upon instructions received by telephone and you agree that, so long as the procedures are followed, you will hold harmless and indemnify the Trust and/or its administrator or sub-administrator; any of its affiliates; and each of their respective directors, trustees, officers, employees and agents from any losses, expenses, costs or liability (including attorney fees) that may be incurred in connection with these instructions or the exercise of the telephone privileges. This means that so long as the procedures are followed, you will bear the risk of loss on telephone transaction requests. The Trust or its designee reserves the right to deny any transaction request made by telephone. You will be notified immediately if your request cannot be processed over the telephone. Proceeds from telephone transactions will only be mailed to your address of record or sent (via federal funds wire or electronic funds transfer) to your pre-established bank of record. Telephone privileges are not available for all account types. Contact Pacific Funds for information on availability.

How Share Prices Are Calculated

Valuation Policy

The Trust’s Board has adopted a policy (“Valuation Policy”) for determining the value of investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. The methodologies used to value the Funds’ investments are described in greater detail in the Investment Valuation subsection below.

Determination of Net Asset Value

Each Fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called its NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable Contingent Deferred Sales Charge. Exchange orders within the Funds are effected at NAV. For any transaction, we will use the next NAV calculated after the Trust or its designee receives, in proper form, a request to buy, sell or exchange shares. However, a Fund may, subject to approval by the Board, pay for a sale or exchange, in whole or in part, by a distribution of securities and/or investments from a Fund, in lieu of cash, in accordance with applicable rules.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders. Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends or other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

Investment Valuation

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

• Domestic Equity Investments. For Domestic Equity Investments (including exchange-traded funds), the Funds generally use the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and do not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments with no official closing or last reported sales price are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

• Foreign Equity Investments. For Foreign Equity Investments, the Funds generally use the official closing price or last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

• Over-the-Counter (“OTC”) Investments. OTC Investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap contracts are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

• Domestic and Foreign Debt Investments. Debt Investments, including short-term debt, are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services which are based upon evaluated prices determined from various observable market and other factors.

• Investment Companies. Fund investments in other investment companies are valued at their respective NAVs.

• Exchange Traded Futures Contracts, Options and Swaps. Exchange traded futures contracts, options and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, options and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

• Portfolio Optimization Funds and Pacific Funds Diversified Alternatives. The investments of each Portfolio Optimization Fund and Pacific Funds Diversified Alternatives consist of Class P shares of the applicable Underlying Funds they hold, which are valued at their respective NAVs.

Investment Values Determined by a Trustee Valuation Committee or a Valuation Committee Approved by the Board

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy, these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to the TVC or to the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment, or (3) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

Security and Shareholder Protection

To help fight the funding of terrorism and money laundering activities, federal law generally requires financial institutions to obtain, verify and record information identifying each person who opens an account and to determine whether such person’s name appears on any governmental agency list of suspected terrorists or terrorist organizations. The Trust may report certain transaction activity to the government. When you open an account, you may be required to provide your full name, date of birth, physical residential address (although post office boxes are still permitted for mailing purposes) and Social Security or tax identification number. You may also need to provide your driver’s license, passport or other identifying documents, and corporations and other non-natural persons may have to provide additional identifying information. Not providing this information may result in incomplete orders and transactions, failure to open your account, delayed or unprocessed transactions or account closure. These requirements and procedures may change from time to time to comply with government regulations or guidance.

Prevention of Disruptive Trading

The Funds are not intended to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Frequent short-term trading or trades that involve relatively large amounts of assets in response to short-term fluctuations in the market can disrupt the management of the Fund and can raise expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Funds’ ability to provide maximum investment return to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Funds’ performance. While these issues can occur in connection with any of the Funds, Funds holding securities that are subject to market pricing inefficiencies could be more susceptible to abuse. Accordingly, the Board adopted a policy with respect to certain limitations on exchanges.

The Trust requires that the limitations specified below on exchanges apply to all persons (i.e., to natural persons, partnerships, corporations, limited liability companies, trusts or any other type of entity) investing in the Funds of the Trust.

To discourage frequent trading, you:

• may not make more than 12 exchanges out of each of the PF Fixed Income Funds or PF U.S. Equity Funds per calendar year.

• may not make more than 2 exchanges out of each of the PF Fixed Income Funds or PF U.S. Equity Funds per calendar month.

For clarification purposes, multiple exchanges out of the same PF Fixed Income Funds or PF U.S. Equity Fund on the same trading day count as one exchange.

The Trust does not accommodate trading in excess of these limitations. The exchange limitations outlined above will not apply to the following transactions:

• exchanges from a Fund that seeks to achieve its investment goal by investing primarily in other Funds of the Trust;

• redemptions from a Fund;

• systematic transactions (dollar cost averaging, dividend reinvestments, automatic investment plans);

• loans and loan repayments; or

• transactions by omnibus accounts, provided the omnibus provider has its own trading policy which is reasonably designed to prevent disruptive trading activity (as determined by the Trust and the Adviser).

The Trust monitors certain large transaction activity in an attempt to detect patterns of trading that may not be in the best interests of the Trust. While these policies have been adopted to attempt to detect and limit trading that is frequent or disruptive to the Funds’ operations, there is no assurance that the policies would be effective in deterring all such trading activity.

Organizations and individuals that use market timing investment strategies and make frequent exchanges should not invest in Funds of the Trust. The Trust maintains sole discretion to restrict or reject, without prior notice, any exchange instructions and to restrict or reject pre-authorized exchange forms from a market timing organization or individual authorized to give exchange instructions on behalf of multiple shareholders, if in the sole discretion of the Trust (or its agent) the requested transactions were to have a negative impact on remaining shareholders.

The Trust might limit the size, number, and frequency of exchanges if they were to be disruptive to the management of a Fund. The Trust may also otherwise restrict, suspend, or reject any exchange request or privilege that could be harmful to a Fund or to other shareholders, or cancel the exchange privilege altogether. Notice of any limitations, restrictions, suspensions or rejections may vary according to the particular circumstances.

The Trust reserves the right to impose a transaction fee or redemption fee against future exchange amounts. Prior to imposing any such fee, which is subject to Board approval, we would supplement this prospectus and provide notice to shareholders.

The Trust is unable to directly monitor the trading activity of beneficial owners who hold shares of the PF Fixed Income Funds or PF U.S. Equity Funds through omnibus accounts (i.e., accounts that are not on the books of the Trust’s transfer agent, for example, third-party 401(k) and other group retirement plans) maintained by financial intermediaries.

Omnibus account arrangements enable financial intermediaries to aggregate share ownership positions of multiple investors and purchase, redeem and exchange shares without the identity of the particular shareholder(s) being known to the Trust. Accordingly, the ability of the Trust to monitor, detect or limit frequent share trading activity through omnibus accounts is limited. In such cases, the Trust or its agent(s) may request from the financial intermediaries information that differs from that which is normally available to the Trust or its agent(s). In such instances, the Trust will seek to monitor purchase and redemption activity through the overall omnibus account(s) or retirement and benefit plan account(s). If the Trust identifies activity that might be indicative of excessive short-term trading activity, the Trust or its designated agent will notify the applicable financial intermediary or retirement and benefit plan and request that it provide or review information on individual account transactions so that the Trust or the financial intermediary or retirement and benefit plan can determine if any investors were engaging in excessive or short-term trading activity. If an investor is identified as engaging in undesirable trading activity, the Trust or its designated agent will request that the financial intermediary or retirement and benefit plan take appropriate action to curtail the activity and will also work with the relevant party to do so. Such actions may include actions similar to those that the Trust would take such as placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades on a manual basis, either indefinitely or for a period of time. If the Trust determines that the financial intermediary or retirement and benefit plan has not demonstrated adequately that it has taken appropriate action to curtail the excessive short-term trading, the Trust or its agent(s) may terminate the relationship. Although these measures are available, there is no assurance that the Trust or its agent(s) will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

Retirement and benefit plans include qualified and non-qualified retirement plans, deferred compensation plans and certain other employer sponsored retirement, savings or benefits plans, excluding Individual Retirement Accounts.

Dividends and Distributions

Each Fund intends to distribute substantially all of its net investment income, as described in the schedule below, and distribute realized capital gains, if any, to shareholders at least annually, although distributions could occur more or less frequently if it is advantageous to the specific Fund and to its shareholders. Except with respect to Class R shares, you may automatically reinvest dividends and capital gains distributions into additional shares of the same class of shares of the same Fund or another available Fund within the same account, if you meet that Fund’s minimum balance requirement. All dividend and capital gain distributions for Class R shares will be automatically reinvested into additional shares of the same class of shares of the same Fund generating such dividend and/or capital gain distribution. No sales charge or CDSC will apply to the reinvested amounts.

Dividends on net investment income, if any, are generally distributed according to the following schedule, although distributions could occur more or less frequently if it is advantageous to the specific Fund and to its shareholders:

• Portfolio Optimization Funds, PF U.S. Equity Funds and Pacific Funds Diversified Alternatives – dividends, if any, are generally declared and paid annually.

• PF Fixed Income Funds – dividends, if any, are generally declared and paid monthly.

Distribution and Servicing Arrangements

Sales and servicing commissions

The Distributor pays broker-dealers that sell shares of the Funds various forms of sales and servicing compensation as described in the Pacific Funds SAI. The Distributor pays a sales commission for selling Fund shares and a trail commission for servicing Fund shareholders. Trail commissions may take into account, among other things, the length of time the Funds’ shares have been held, your account value, and the share class purchased. The Distributor generally pays sales and servicing commissions from its own resources, and receives compensation from sales charges and distribution and service fees from the Trust’s Distribution and/or Service Plans, which helps the Distributor recoup all or a portion of commissions it pays. See the SAI for details of sales and servicing commission amounts.

Sales-based payments, including sales commissions, primarily create incentives to make new sales of Fund shares; asset-based payments, including trail commissions, create incentives to retain previously sold Fund shares in investor accounts.

Revenue sharing payments

In addition to the sales and servicing commissions noted above, the Distributor or an affiliate may pay to selling group members, from their own resources, additional cash compensation in connection with the promotion and sales of Fund shares and/or servicing Fund shareholders, which may sometimes be referred to as “revenue sharing,” and provide other incentives (non-cash compensation) in connection with the promotion and sale of Fund shares. Not all selling group members receive additional compensation and the amount of compensation varies. The range of additional cash compensation based on sales generally does not exceed 0.25% and trail commissions based on account value generally does not exceed 0.20% on an annual basis. Revenue sharing payments, as well as the other compensation and allowances noted below, may provide your brokerage firm with an incentive to favor the Trust. In consideration for revenue sharing, a brokerage firm may feature certain Funds in its sales system or give preferential access to members of its sales force or management and confer some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance or other heightened visibility and access to the brokerage firm’s sales force that may otherwise influence the way that the brokerage firm and the registered representative market the Funds’ shares.

The Distributor hopes to benefit from revenue sharing by increasing Pacific Funds’ net assets, which, as well as benefiting the Trust, would result in additional management and other fees for PLFA and its affiliates.

In addition, PLFA, the Distributor or their affiliates may pay amounts from their own resources up to 0.25% of account value on an annual basis to compensate or reimburse certain financial intermediaries for administrative and shareholder services provided to the Trust and their shareholders (to the extent the Trust does not pay for such costs directly). This includes shareholder services provided to plans (and plan participants) or other omnibus accounts (and beneficial owners) holding shares of Pacific Funds. The services include but are not limited to, acting as shareholder of record, processing purchase and redemption orders, maintaining account records (e.g., sub-accounting) and delivering account statements, and answering questions.

Other compensation and allowances

The Distributor or an affiliate may also pay expense allowances, reimbursements and training allowances. Such payments provide the opportunity for training and other educational programs so that your registered representative may serve you better. The Distributor or an affiliate may also reimburse trade or processing charges (e.g., ticket charges) in connection with the sale of the Funds’ shares. Registered representatives may also receive non-cash compensation such as educational or training seminars or promotional merchandise. See SAI for additional details of such other compensation.

Information about your broker

The registered representative (your broker), who is responsible for selling the Funds’ shares to you, typically receives a portion of the compensation that is payable to the selling group member with which he or she is associated, depending on the agreement between your registered representative and his or her firm. The Distributor and the Trust are not involved in determining that compensation arrangement which may present its own incentives or conflicts. You may ask your registered representative how he or she will personally be compensated for the transaction.

PLFA, the Distributor and their affiliates may have other relationships with your brokerage firm relating to the provisions of the service to the Trust, such as providing omnibus account services, transaction processing service or effecting portfolio transactions for Funds. If your brokerage firm provides these services, the investment adviser or the Trust may compensate the firm for these services. In addition, your brokerage firm may have other compensation relationships with the investment adviser or its affiliates that are not related to the Trust.

Additional information

The compensation that is described in this section as well as in the SAI, and any other compensation or benefits provided by PLFA, the Distributor or its affiliates may be more or less than the overall compensation paid to selling group members on similar or other products and may influence your registered representative, broker-dealer, or other financial intermediaries to present or make available Pacific Funds over other investment options in the marketplace. You should ask your registered representative or financial intermediary how they are compensated for selling shares of the Trust. Please refer to the SAI for additional details on distribution and servicing arrangements, other compensation and allowances, and revenue sharing payments, including the list of broker-dealers or other firms that were receiving revenue sharing payments as of March 31, 2016.

General Summary of Tax Consequences

The following discussion relates only to federal income tax. Refer to the SAI for additional federal income tax information. The consequences under other tax laws may differ. You should consult with your tax adviser regarding the possible application of foreign, state and local income tax laws to Fund dividends and capital gains distributions. Pacific Funds, its Distributor (Pacific Select Distributors, LLC), its Administrator (Pacific Life Insurance Company) and each of their respective affiliates and representatives do not provide tax, accounting or legal advice. Any taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax adviser.

Each Fund will distribute substantially all of its income and realized capital gains to its shareholders every year. These distributions are taxed as either ordinary income, “qualified dividends,” or long-term capital gains. Federal taxes on capital gains distributions are determined by how long the Fund owned the investments that generated the gains, not how long a shareholder has owned the shares and there is no requirement that the Funds take into consideration any tax implications when implementing their investment strategies. Funds with high portfolio turnover may realize gains at an earlier time than Funds with a lower turnover and may not hold securities long enough to obtain the benefit of long-term capital gains tax rates. All distributions paid by a Fund will generally be taxable to you regardless of whether they are paid in cash or reinvested in additional shares of the Fund. Shareholders should note that a Fund may have distributions of income and capital gains to shareholders, which will be taxable to shareholders, even when share values have declined.

Generally, shareholders are subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares. However, shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the IRC, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares within such tax exempt accounts. Accordingly, a plan participant whose retirement plan invests in a Fund generally is not taxed on dividends or distributions received by the plan or on sales or exchanges of shares of a Fund by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income and may be subject to a 10% federal penalty tax if taken prior to the age of 59 1⁄2.

Currently, the maximum tax rate for individual taxpayers on long-term capital gains and qualified dividends is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. This rate does not apply to corporate taxpayers. Distributions of earnings from non-qualifying dividends, interest income and short-term capital gains will be taxed at the taxpayer’s ordinary income tax rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Funds that invest in companies not paying significant dividends on their stock will not generally derive much qualifying dividend income that is eligible for the lower rate on qualified dividends. In addition, certain holdings period requirements must be satisfied by both a Fund and shareholder in order to be eligible for lower rates on qualified dividends.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

You will owe taxes on distributions paid from income or gains earned prior to your investment, which are included in the share price you pay. For example, if you were to buy shares on or just before the record date of a Fund distribution, you would pay full price for the shares and may receive a portion of your investment back as a taxable distribution. If a Fund were to declare a distribution in October, November or December but pay it in January, you could or might be taxed on the amount of the distribution as if you were to receive it in the previous year. Any gain resulting from selling or exchanging shares will generally be subject to U.S. federal income tax. Any such gain or loss upon a sale, redemption, or exchange of shares would be a capital gain or loss if you were to hold the shares as a capital asset at the time of the sale, redemption, or exchange. This gain or loss would generally be a long-term capital gain or loss if you were to hold the shares for more than one year; otherwise such gain or loss would generally be a short-term capital gain or loss.

You must provide your correct taxpayer identification number and certify that you are not subject to backup withholding for each Fund in which you invest. If not, the Fund would be required to withhold a portion of your taxable distributions and redemption proceeds as backup withholding.

The Portfolio Optimization Funds and Pacific Funds Diversified Alternatives can have income, gains or losses from any distributions or redemptions in the Underlying Funds. Distributions of the long-term capital gains of the Portfolio Optimization Funds, Pacific Funds Diversified Alternatives or the Underlying Funds will generally be taxed as long-term capital gains. Other distributions, including short-term capital gains, will be taxed as ordinary income.

None of the Portfolio Optimization Funds or Pacific Funds Diversified Alternatives can use gains distributed by one Underlying Fund to offset losses in another Underlying Fund. Redemptions of shares in an Underlying Fund, including those resulting from allocation changes, could also cause additional distributable gains to shareholders, a portion of which may be short-term capital gains distributable as ordinary income. Further, a portion of any losses on Underlying Fund share redemptions may be deferred under the “wash sale” rules. As a result of these factors, the Portfolio Optimization Funds’ and Pacific Funds Diversified Alternatives’ “fund of funds” structure could affect the amount, timing and character of distributions to shareholders. The Portfolio Optimization Funds and Pacific Funds Diversified Alternatives may be able to pass through from the Underlying Funds any potential benefit from the foreign tax credit or income from certain federal obligations (that may be exempt from state tax).

Document Delivery

Shareholder Mailings

To help reduce Fund expenses, environmental waste and the volume of mail you receive, only one copy of Pacific Funds’ shareholder documents (such as the prospectus, supplements, announcements, and each annual and semi-annual report) may be mailed to shareholders who share the same household address (“Householding”). You may elect to not participate in Householding by contacting the Trust or by opting out via the account application. If you are not currently participating in Householding, you may elect to do so by writing to Pacific Funds. The current documents are available on the website at any time or an individual copy of any of these documents may be requested – see the back cover of this prospectus for more information.

Unclaimed Property

It is the shareholder’s responsibility to ensure that Pacific Funds maintains a correct address for his or her account(s). If the Trust, or its transfer agent, is unable to locate a shareholder, it may determine that the shareholder’s account legally has been abandoned. In addition, if your account has no activity in it for a certain period of time, or the Trust or its transfer agent have had no contact with you and are unable to contact you regarding your account pursuant to time periods set forth by certain state regulations, the Trust may be required to transfer the assets in your account to the appropriate state under its unclaimed property laws.

If you have previously elected to receive dividend and/or capital gains distributions via check to your address of record, instead of being automatically reinvested in to your account, and the check(s) are returned to us for non-delivery or remain uncashed for six months, we will change your existing account distribution election to automatically reinvest any and all future distributions in to your account until you provide a new address. In addition, following the six month period, any returned and/or uncashed checks may be cancelled and the amount of the check will be invested in your account. No interest will accrue on any such amounts.

Electronic Delivery Consent

Subject to availability and/or current regulations, you may authorize us to provide prospectuses, prospectus supplements, annual and semi-annual reports, quarterly statements and confirmations, proxy statements, privacy notice and other notices and documentation in electronic format when available instead of receiving paper copies of these documents by U.S. mail. You may enroll in this service by so indicating on the application, or by sending us instructions in writing in a form acceptable to us to receive such documents electronically, or subject to availability, via our Internet website. Not all account documentation and notifications may be currently available in electronic format. You will continue to receive paper copies of any documents and notifications not available in electronic format by U.S. mail. By enrolling in this service, you consent to receive in electronic format any documents added in the future. For jointly owned accounts, both owners are consenting to receive information electronically. Documents will be available on our Internet website. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. You must have ready access to a computer with Internet access, an active e-mail account to receive this information electronically, and the ability to read and retain it. You may access and print all documents provided through this service.

If you plan on enrolling in this service, or are currently enrolled, please note that:

• We impose no additional charge for electronic delivery, although your Internet provider may charge for Internet access.

• You must provide a current e-mail address and notify the Trust promptly when your e-mail address changes.

• You must update any e-mail filters that may prevent you from receiving e-mail notifications from the Trust.

• You may request a paper copy of the information at any time for no charge, even though you consented to electronic delivery, or if you decide to revoke your consent.

• For jointly owned accounts, both owners are consenting that the primary owner will receive information electronically. (Only the primary owner will receive e-mail notices.)

• Electronic delivery will be cancelled if e-mails are returned undeliverable.

• This consent will remain in effect until you revoke it.

The Trust is not required to deliver this information electronically and may discontinue electronic delivery in whole or in part at any time. If you are currently enrolled in this service, please call customer service at (800) 722-2333 (select Option 2) if you would like to revoke your consent, wish to receive a paper copy of the information above, or need to update your e-mail address.

Fund Organization

Pacific Funds Series Trust, which is organized as a Delaware statutory trust, may be referred to as “Pacific Funds” or the “Trust.” Its business and affairs are managed by its Board. The Trust is comprised of multiple Funds, some of which are offered in this prospectus and others of which are offered in separate prospectuses. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the IRC. Funds that qualify do not have to pay income tax as long as they distribute sufficient taxable income and net capital gains. The Trust may discontinue offering shares of any Fund at any time or may offer shares of a new Fund. If a Fund were discontinued, any investment allocation to that Fund would be allocated to another Fund upon approval of the trustees, as long as any required regulatory approvals were met.

ABOUT MANAGEMENT

This section provides information about the Managers that manage the Funds offered in this prospectus. PLFA, Pacific Asset Management and the sub-advisers are each a “Manager” and together the “Managers.”

PLFA, the investment adviser to the Trust, a Delaware limited liability company and wholly-owned subsidiary of Pacific Life Insurance Company, is located at 700 Newport Center Drive, Newport Beach, CA 92660. Established in 2007 as a limited liability company, PLFA is an experienced investment management organization that manages multi-asset class investment strategies.

In its role as investment adviser, PLFA, subject to review of the Trust’s Board, also supervises the management of all of the Funds in the Trust. PLFA manages the five Portfolio Optimization Funds and Pacific Funds Diversified Alternatives directly. PLFA also does business under the name “Pacific Asset Management” and manages the PF Fixed Income Funds under the Pacific Asset Management name. For the PF U.S. Equity Funds and most of the Underlying Funds, PLFA has retained other portfolio management firms (or sub-advisers), many of which have a worldwide market presence and extensive research capabilities. PLFA oversees and monitors the performance of these Managers. Under an exemptive order from the SEC, PLFA and the Trust can hire, terminate and replace the Managers (except, as a general matter, Managers affiliated with PLFA) without shareholder approval. Within 90 days of the hiring of any new Manager, shareholders of the affected Fund will be sent information about the change. Information about the Underlying Funds is contained in a separate prospectus.

PLFA also oversees and monitors the nature and quality of the services provided by the Managers, including investment performance and execution of investment strategies. PLFA conducts due diligence on Managers to evaluate their investment processes, adherence to investment styles, strategies and techniques, and other factors that may be relevant to the services provided to the Funds. For all Funds, PLFA also performs compliance monitoring services to help maintain compliance with applicable laws and regulations. PLFA also provides services related to, among others, the valuation of Fund securities, risk management, and oversight of trade execution and brokerage services.

Each Fund pays PLFA a management fee for the services it provides as investment adviser. For the most recent fiscal year ended March 31, 2016, PLFA was paid management fees (net of any waivers) for each of the Funds as a percentage of average daily net assets as set out in the table below, except for the PF U.S. Equity Funds. These Funds have not operated for a full fiscal year and, as such, their management fee rates (gross of any fee waiver) are shown. A discussion regarding the basis for the Board’s approval of the investment advisory agreement and sub-advisory agreements for the Funds in this prospectus, as applicable, is available in the Funds’ annual report dated March 31, 2016.

Fund	Management Fee Paid for Fiscal Year Ended 3/31/16 or Management Fee Rate (as a percentage of average daily net assets)
Pacific Funds Portfolio Optimization Conservative Pacific Funds Portfolio Optimization Moderate-Conservative Pacific Funds Portfolio Optimization Moderate Pacific Funds Portfolio Optimization Growth Pacific Funds Portfolio Optimization Aggressive-Growth	0.20%
Pacific Funds Short Duration Income	0.40%
Pacific Funds Core Income	0.50%
Pacific Funds Strategic Income	0.60%
Pacific Funds Floating Rate Income	0.65%
Pacific Funds Limited Duration High Income	0.63%
Pacific Funds High Income	0.60%
Pacific Funds Diversified Alternatives	0.20%
Pacific Funds Large-Cap	0.65%
Pacific Funds Large-Cap Value	0.65%
Pacific Funds Small/Mid-Cap	0.85%
Pacific Funds Small-Cap	0.85%
Pacific Funds Small-Cap Value	0.85%
Pacific Funds Small-Cap Growth	0.85%

The table that follows provides information about PLFA, Pacific Asset Management and Rothschild and each individual team member responsible for making investment decisions for the Funds (i.e., portfolio manager), including their primary title with the Manager (or affiliate) and business experience for the past five years. Each of the portfolio managers listed in the following table is jointly and primarily responsible for the day-to-day management of the respective Fund, unless there is only one portfolio manager listed which indicates that he or she is primarily responsible for that Fund. For each portfolio manager listed, the SAI provides additional information about compensation, other accounts managed and ownership of securities in the Fund(s) managed by the portfolio manager. The portfolio managers for a Fund may change at the Manager’s discretion.

Pacific Life Fund Advisors LLC
PORTFOLIO OPTIMIZATION FUNDS PACIFIC FUNDS DIVERSIFIED ALTERNATIVES
Howard T. Hirakawa, CFA

Senior vice president of Pacific Life and PLFA since 2014, vice president of Pacific Select Fund and Pacific Funds since 2006, and portfolio manager since 2003. Mr. Hirakawa was vice president of Pacific Life from 2006 to 2014 and vice president of PLFA from 2007 to 2014 until he was promoted to his current position. He joined Pacific Life in 1990 and is responsible for the investment oversight relating to Pacific Select Fund, Pacific Funds and asset allocation services. Mr. Hirakawa has a BS from San Diego State University and an MBA from Claremont Graduate School.

Carleton J. Muench, CFA

Vice president of Pacific Life and PLFA since 2014, vice president of Pacific Funds and assistant vice president of Pacific Select Fund since 2006, and portfolio manager since 2006. Mr. Muench was assistant vice president of PLFA from 2007 to 2014 until he was promoted to his current position. He joined Pacific Life in 2006 and is responsible for investment oversight. Mr. Muench has a BS and an MS from Northeastern University.

Max Gokhman

Assistant vice president of Pacific Life and of asset allocation of PLFA since 2016, and portfolio manager of PLFA since 2015. Mr. Gokhman was director of Pacific Life and of asset allocation of PLFA from 2014 to 2016 until he was promoted to his current position. He joined Pacific Life in 2014 and is responsible for managing the asset allocation process as well as developing asset class views and market outlooks for Pacific Funds and Pacific Select Fund. Prior to joining Pacific Life, Mr. Gokhman was a portfolio manager at Mellon Capital from 2011 to 2014 where he managed a global macro strategy that invested in equities, debt, currencies, and commodities. He has a BA from Claremont McKenna College.

Samuel S. Park

Investment consultant of PLFA and Pacific Life since 2008, and portfolio manager since 2013. Mr. Park joined Pacific Life in 2008 and is responsible for managing the asset allocation function related to Pacific Funds and Pacific Select Fund. He has a BA from Boston University.

Pacific Asset Management

700 Newport Center Drive, Newport Beach, California 92660

PLFA is the investment adviser to the Trust. PLFA does business under the name “Pacific Asset Management” and manages the PF Fixed Income Funds under the Pacific Asset Management name. PLFA is a limited liability company and wholly-owned subsidiary of Pacific Life.

PACIFIC FUNDS SHORT DURATION INCOME
David Weismiller, CFA

Managing director and portfolio manager of Pacific Asset Management since 2007. Mr. Weismiller is the lead portfolio manager for Pacific Funds Short Duration Income. As the lead portfolio manager, he has final authority over all aspects of the Fund’s portfolio, including security selection, sector allocation and risk positioning. In addition, Mr. Weismiller covers the chemicals and utilities sectors. He has over 18 years of investment experience. He has a BA from the University of California, Santa Barbara and an MBA from the University of California, Irvine.

Michael Marzouk, CFA

Managing director and portfolio manager of Pacific Asset Management since 2007. In addition to serving as a portfolio manager to Pacific Asset Management’s corporate (bank) loan strategy, Mr. Marzouk has responsibility for covering the media cable, wireline and wireless sectors. Mr. Marzouk has over 18 years of investment experience. He has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management.

PACIFIC FUNDS CORE INCOME
David Weismiller, CFA

Managing director and portfolio manager of Pacific Asset Management since 2007. Mr. Weismiller is the lead portfolio manager for Pacific Funds Core Income. As the lead portfolio manager, he has final authority over all aspects of the Fund’s portfolio, including security selection, sector allocation and risk positioning. In addition, Mr. Weismiller covers the chemicals and utilities sectors. He has over 18 years of investment experience. He has a BA from the University of California, Santa Barbara and an MBA from the University of California, Irvine.

Michael Marzouk, CFA

Managing director and portfolio manager of Pacific Asset Management since 2007. In addition to serving as a portfolio manager to Pacific Asset Management’s corporate (bank) loan strategy, Mr. Marzouk has responsibility for covering the media cable, wireline and wireless sectors. Mr. Marzouk has over 18 years of investment experience. He has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management.

Brian M. Robertson, CFA

Managing director of Pacific Asset Management since 2012, portfolio manager of Pacific Asset Management since 2008 and senior analyst of Pacific Asset Management since 2007. Mr. Robertson also provides research and analysis of investments in the forest products, metals and mining and sectors. He has over 12 years of investment experience. Mr. Robertson has a BA from the University of Michigan.

PACIFIC FUNDS STRATEGIC INCOME
Brian M. Robertson, CFA

Managing director of Pacific Asset Management since 2012, portfolio manager of Pacific Asset Management since 2008 and senior analyst of Pacific Asset Management since 2007. Mr. Robertson also provides research and analysis of investments in the forest products, metals and mining and sectors. He has over 12 years of investment experience. Mr. Robertson has a BA from the University of Michigan.

Michael Marzouk, CFA

Managing director and portfolio manager of Pacific Asset Management since 2007. In addition to serving as a portfolio manager to Pacific Asset Management’s corporate (bank) loan strategy, Mr. Marzouk has responsibility for covering the media cable, wireline and wireless sectors. Mr. Marzouk has over 18 years of investment experience. He has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management.

David Weismiller, CFA

Managing director and portfolio manager of Pacific Asset Management since 2007. Mr. Weismiller is the portfolio manager on Pacific Asset Management’s core plus and investment grade bond strategies. In addition, he covers the chemicals and utilities sectors. Mr. Weismiller has over 18 years of investment experience. He has a BA from the University of California, Santa Barbara and an MBA from the University of California, Irvine.

PACIFIC FUNDS FLOATING RATE INCOME
J.P. Leasure

Senior managing director and portfolio manager of Pacific Asset Management since 2007. In addition to serving as a portfolio manager to Pacific Asset Management’s corporate (bank) loan strategy, Mr. Leasure has responsibility for overseeing all credit research activities for Pacific Asset Management. He has over 18 years of investment and banking experience. Mr. Leasure has a BA from the University of California, Los Angeles and an MBA from Columbia University.

Michael Marzouk, CFA

Managing director and portfolio manager of Pacific Asset Management since 2007. In addition to serving as a portfolio manager to Pacific Asset Management’s corporate (bank) loan strategy, Mr. Marzouk has responsibility for covering the media cable, wireline and wireless sectors. Mr. Marzouk has over 18 years of investment experience. He has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management.

PACIFIC FUNDS LIMITED DURATION HIGH INCOME
Brian M. Robertson, CFA

Managing director of Pacific Asset Management since 2012, portfolio manager of Pacific Asset Management since 2008 and senior analyst of Pacific Asset Management since 2007. Mr. Robertson also provides research and analysis of investments in the forest products, metals and mining and sectors. He has over 12 years of investment experience. Mr. Robertson has a BA from the University of Michigan.

Michael Marzouk, CFA

Managing director and portfolio manager of Pacific Asset Management since 2007. In addition to serving as a portfolio manager to Pacific Asset Management’s corporate (bank) loan strategy, Mr. Marzouk has responsibility for covering the media cable, wireline and wireless sectors. Mr. Marzouk has over 18 years of investment experience. He has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management.

PACIFIC FUNDS HIGH INCOME
Brian M. Robertson, CFA

Managing director of Pacific Asset Management since 2012, portfolio manager of Pacific Asset Management since 2008 and senior analyst of Pacific Asset Management since 2007. Mr. Robertson also provides research and analysis of investments in the forest products, metals and mining and sectors. He has over 12 years of investment experience. Mr. Robertson has a BA from the University of Michigan.

C. Robert Boyd

Managing director of Pacific Asset Management since 2012 and portfolio manager of Pacific Asset Management since 2014. Mr. Boyd is a member of the high yield portfolio management team and provides research and analysis of investments in the gaming, leisure, aircraft and equipment rental sectors. Prior to joining Pacific Asset Management, he was a vice president, credit analyst and bank loan portfolio manager at PIMCO since 1998. He has over 17 years of investment experience, focused on leveraged finance, credit analysis and structured products. Mr. Boyd has a BA from California State University, Long Beach and an MBA from the University of Southern California.

Rothschild Asset Management Inc.

1251 Avenue of the Americas, New York, NY 10020

Rothschild Asset Management Inc. (“Rothschild”) is a registered investment adviser and has provided investment advisory services to individual and institutional accounts since 1962. As of March 31, 2016, Rothschild’s, including all advisory affiliates’, total assets under management were approximately $6.04 billion.

PACIFIC FUNDS LARGE-CAP PACIFIC FUNDS LARGE-CAP VALUE
Luis Ferreira, CFA

Managing director of Rothschild since 2006, portfolio manager of Rothschild since 2006. Mr. Ferreira has over 22 years of investment experience. He has a BS from the Universidad de Los Andes and an MBA from Babson College.

Chris R. Kaufman

Managing director of Rothschild since 2004, portfolio manager of Rothschild since 2004. Mr. Kaufman has over 30 years of investment experience. He has a BA from Hunter College and an MBA from Columbia University.

Paul Roukis, CFA	Managing director of Rothschild since 2006, portfolio manager of Rothschild since 2005. Mr. Roukis has over 23 years of investment experience. He has a BBA from Hofstra University.
Mark K. Tavel

Managing director of Rothschild since 1988, portfolio manager of Rothschild since 1988. Mr. Tavel has over 47 years of investment experience. He has a BA from Harvard University and an MBA from Columbia University.

PACIFIC FUNDS SMALL/MID-CAP PACIFIC FUNDS SMALL-CAP PACIFIC FUNDS SMALL-CAP VALUE PACIFIC FUNDS SMALL-CAP GROWTH
Joseph Bellantoni, CFA

Managing director of Rothschild since 1997, portfolio manager of Rothschild since 1997. Mr. Bellantoni has over 32 years of investment experience. He has a BS from Fordham University and an MBA from Fordham University.

Tina Jones, CFA	Managing director of Rothschild since 2004, portfolio manager of Rothschild since 2000. Ms. Jones has over 20 years of investment experience. She has a BA from the University of Pennsylvania.
Douglas J. Levine, CFA	Managing director of Rothschild since 2007, portfolio manager of Rothschild since 2007. Mr. Levine has over 19 years of investment experience. He has a BS from Pennsylvania State University.
R. Daniel Oshinskie, CFA

Chief investment officer of Rothschild since 2011, portfolio manager of Rothschild since 2001. Mr. Oshinskie has over 29 years of investment experience. He has a BS from Virginia Commonwealth University and an MBA from Rutgers University.

PERFORMANCE OF COMPARABLE ACCOUNTS

About the Comparable Accounts Presentation

The following performance information shows you how accounts managed by Rothschild that are substantially similar in investment objectives (goals), policies and strategies to those of the Funds have performed in the past as measured against a broad-based market index. These accounts are represented by the composites listed below. The name of the composite is shown next to the corresponding Fund in the below table:

Composite	Fund
Rothschild U.S. Large-Cap Core Composite	Pacific Funds Large-Cap
Rothschild U.S. Large-Cap Value Composite	Pacific Funds Large-Cap Value
Rothschild U.S. Small/Mid-Cap Core Composite	Pacific Funds Small/Mid-Cap
Rothschild U.S. Small-Cap Core Composite	Pacific Funds Small-Cap
Rothschild U.S. Small-Cap Value Composite	Pacific Funds Small-Cap Value
Rothschild U.S. Small-Cap Growth Composite	Pacific Funds Small-Cap Growth

The performance of a composite does not show you how a Fund has performed or will perform. This presentation is provided because the accounts represented in each composite are: (i) managed by the same Manager (i.e., Rothschild) that makes all investment decisions for the corresponding Fund and (ii) substantially similar in investment objectives (goals), policies and strategies to those of the corresponding Fund.

When showing a composite, Rothschild generally includes all of its accounts that meet the requirements of the specific composite with substantially similar investment objectives (goals), policies and strategies as those of the corresponding Fund. Rothschild excludes accounts that are too small, have too short an operational period to accurately reflect Rothschild’s performance, or do not meet other established criteria for a published composite. Rothschild has represented that this exclusion would not materially affect the performance information or cause the presentation to be misleading. Rothschild claims compliance with the Global Investment Performance Standards (“GIPS®”) for each composite shown below. Accounts that are included in the composite are not subject to the limitations, diversification requirements and other restrictions of the 1940 Act or Subchapter M of the IRC, which if imposed, could have affected their performance.

All returns for a composite shown below that are not adjusted for Pacific Funds fees and expenses are presented after the deduction of investment advisory fees, brokerage commissions and execution costs paid by the separate account portfolios comprising the composite without provision for federal or state income taxes. These composite returns have been reduced by the amount of the highest investment advisory fee charged to any Rothschild client invested in a substantially similar strategy for the periods shown. The composites below do not reflect any custody fee charges, sales loads or placement fees as such fees are not assessed on these accounts.

Rothschild calculates the composite performance and portfolio values using security prices from an independent pricing service. Expenses are deducted from the gross returns. The performance calculation methods used for each composite presented below are different from the U.S. Securities and Exchange Commission’s standardized performance calculation methods applicable to registered mutual funds. Investors should also be aware that the use of a methodology different from that described above to calculate performance of the Funds could result in different performance data.

The performance shows the historical track record of Rothschild, the Manager, and is not intended to imply how the Funds by themselves have performed or will perform. Total returns represent past performance of the composites and not the Funds.

Rothschild U.S. Large-Cap Core Composite

The performance information shown below is that of the Rothschild U.S. Large-Cap Core Composite (the “LCC Composite”), a composite which consists of all discretionary, fee-paying, tax-exempt accounts with no client restrictions on trading or stock selection (and thereby excludes mutual funds) using the Rothschild U.S. Large-Cap strategy, a strategy substantially similar to the strategy Rothschild manages for Pacific Funds Large-Cap, a minimum of $2 million in total market value (market fluctuations will not cause removal), and a benchmark of the S&P 500 Index. The LCC Composite was created on January 1, 1990 and is substantially similar in investment objectives (goals), policies and strategies as Pacific Funds Large-Cap. The table shows the historical performance of the LCC Composite which, as of December 31, 2015, consisted of 23 accounts comprising $1.1 billion in assets under Rothschild management. The LCC Composite consists of all accounts that meet the composite requirements and that are managed by Rothschild in a substantially similar manner to that of Pacific Funds Large- Cap. Accounts that did not meet the composite requirements and thus were excluded from the composite are nine accounts ($16 million) that have client restrictions or low market values, one commingled fund ($32 million), seven wrap-fee platforms ($642 million), one mutual fund (<$2 million) and one UCITS fund ($91 million). Rothschild has represented that exclusion of these accounts does not materially change the performance numbers shown or cause the presentation to be misleading. Results for the full historical period are time-weighted, meaning the rates of return are adjusted to take into account the time periods before and after cash flows into and out of the accounts comprising the composite in order to minimize any impact on returns that is based on such cash flows. The LCC Composite is asset-weighted, meaning the calculations are weighted by the size of each client’s account in relation to the size of the total composite, using daily market value.

The composite performance is provided to illustrate the past performance of the composite of Rothschild’s similarly managed accounts as measured against a broad based market index and the prior performance of Rothschild, and does not represent the historical performance of Pacific Funds Large-Cap. You should not consider this performance data to be an indication of future performance of Pacific Funds Large-Cap.

The discretionary accounts comprising the LCC Composite are not registered mutual funds and generally were not subject to the same types of expenses as Pacific Funds Large-Cap or to the diversification requirements, specific tax restrictions and investment limitations imposed on Pacific Funds Large-Cap by the 1940 Act or the IRC, which, if applicable, may have resulted in lower performance results for the LCC Composite. In addition, the operating expenses incurred by the managed accounts were lower than the operating expenses of Pacific Funds Large-Cap and, accordingly, the performance results of the LCC Composite shown below are higher than what Pacific Funds Large-Cap’s performance would have been.

The performance data below is for the LCC Composite and the prior performance of Rothschild and is not the performance results for Pacific Funds Large-Cap.

Annual total returns/Average annual total returns for the periods ending December 31, 2015
Year/Period	LCC Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Large-Cap (Class A)[1]	LCC Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Large-Cap (Class C)[2]	LCC Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Large-Cap (Advisor Class)[3]	LCC Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Large-Cap (Investor Class)[4]	LCC Composite[5]	S&P 500 Index[6]
2015	(1.62%)	(2.36%)	(1.38%)	(1.62%)	(1.23%)	1.38%
2014	12.29%	11.46%	12.57%	12.29%	12.74%	13.69%
2013	32.56%	31.59%	32.88%	32.56%	33.07%	32.39%
2012	15.59%	14.74%	15.88%	15.59%	16.05%	16.00%
2011	4.44%	3.67%	4.70%	4.44%	4.86%	2.11%
2010	13.20%	12.36%	13.48%	13.20%	13.65%	15.06%
2009	19.98%	19.10%	20.28%	19.98%	20.46%	26.46%
2008	(32.24%)	(32.76%)	(32.06%)	(32.24%)	(31.96%)	(37.00%)
2007	7.11%	6.31%	7.38%	7.11%	7.54%	5.49%
2006	18.83%	17.95%	19.12%	18.83%	19.30%	15.79%
2005	5.12%	4.33%	5.38%	5.12%	5.53%	4.91%
2004	13.00%	12.17%	13.28%	13.00%	13.45%	10.88%
2003	27.90%	26.96%	28.21%	27.90%	28.40%	28.68%
2002	(19.81%)	(20.42%)	(19.60%)	(19.81%)	(19.48%)	(22.10%)
2001	(1.15%)	(1.89%)	(0.90%)	(1.15%)	(0.75%)	(11.89%)
2000	(0.36%)	(1.10%)	(0.11%)	(0.36%)	0.04%	(9.10%)
1999	8.25%	7.45%	8.52%	8.25%	8.68%	21.04%
1998	17.96%	17.09%	18.25%	17.96%	18.43%	28.58%
1997	36.79%	35.79%	37.13%	36.79%	37.33%	33.36%
1996	19.25%	18.37%	19.54%	19.25%	19.72%	22.96%
1995	30.02%	29.06%	30.33%	30.02%	30.52%	37.58%
1994	(1.38%)	(2.12%)	(1.14%)	(1.38%)	(0.99%)	1.32%
1993	15.18%	19.40%	20.59%	20.29%	20.76%	10.08%
1 year	(5.80%)	(2.36%)	(1.38%)	(1.62%)	(1.23%)	1.38%
3 years	11.93%	12.72%	13.84%	13.56%	14.01%	15.13%
5 years	11.10%	11.24%	12.35%	12.07%	12.52%	12.57%
10 years	7.09%	6.75%	7.82%	7.55%	7.98%	7.31%
Since January 1, 1993[7]	9.25%	8.64%	9.73%	9.45%	9.89%	9.09%

1 This column shows you the performance of the LCC Composite after the sales loads, fees and expenses of Class A shares of Pacific Funds Large-Cap (estimated at an annual rate of 100 basis points) have been deducted from the LCC Composite’s gross performance. Because Class A sales loads are a front-end sales charge imposed only on an initial investment, the Class A sales load has been deducted from the initial year’s composite return only and from the 1-year period in each of the average annual total return figures for the composite.

2 This column shows you the performance of the LCC Composite after the fees and expenses of Class C shares of Pacific Funds Large-Cap (estimated at an annual rate of 175 basis points) have been deducted from the LCC Composite’s gross performance. Because Class C sales loads are charged only upon a redemption of an investment within the first year and the composite returns do not assume redemptions for the periods shown and are for periods of one year or longer, the Class C sales load has not been deducted from any of the composite returns.

3 This column shows you the performance of the LCC Composite after the fees and gross expenses of the Advisor Class shares of Pacific Funds Large-Cap (estimated at an annual rate of 75 basis points) have been deducted from the LCC Composite’s gross performance.

4 This column shows you the performance of the LCC Composite after the fees and gross expenses of the Investor Class shares of Pacific Funds Large-Cap (estimated at an annual rate of 100 basis points) have been deducted from the LCC Composite’s gross performance.

5 This column shows you the performance of the LCC Composite after investment advisory fees and trading costs of the accounts comprising the composite have been deducted on a monthly basis from the gross returns of the composite (estimated at an annual rate of 60 basis points). The investment advisory fee charges deducted represent the highest advisory fee charged to any account comprising the composite for the period(s) shown.

6 The S&P 500 Index is an unmanaged index generally considered representative of the market for stocks of U.S. large-capitalization companies and includes reinvestment of dividends. You cannot invest directly in an index.

7 The inception date for the LCC Composite is January 1, 1990. Returns for the periods from January 1, 1990 through December 31, 1992 are not shown because they are not GIPS verified. Rothschild has represented that exclusion of these returns would not materially affect the performance information or cause the presentation to be misleading.

Rothschild U.S. Large-Cap Value Composite

The performance information shown below is that of the Rothschild U.S. Large-Cap Value Composite (the “LCV Composite”), a composite which consists of all discretionary, fee-paying, tax-exempt accounts with no client restrictions on trading or stock selection (and thereby excludes mutual funds) using the Rothschild U.S. Large-Cap Value strategy, a strategy substantially similar to the strategy Rothschild manages for Pacific Funds Large-Cap Value, a minimum of $2 million in total market value (market fluctuations will not cause removal), and a benchmark of the Russell 1000 Value Index. The LCV Composite was created on October 1, 2000 and is substantially similar in investment objectives (goals), policies and strategies as Pacific Funds Large-Cap Value. The table shows the historical performance of the LCV Composite which, as of December 31, 2015, consisted of 25 accounts comprising $402 million in assets under Rothschild management. The LCV Composite consists of all accounts that meet the composite requirements and that are managed by Rothschild in a substantially similar manner to that of Pacific Funds Large-Cap Value. Accounts that did not meet the composite requirements and thus were excluded from the composite are for three accounts ($47 million) that have client restrictions or low market values, one commingled fund ($20 million), one mutual fund (<$1 million), five wrap-fee platforms ($620 million) and one new account ($14 million) that will be added to the composite in January 2016. Rothschild has represented that exclusion of these accounts does not materially change the performance numbers shown or cause the presentation to be misleading. Results for the full historical period are time-weighted, meaning the rates of return are adjusted to take into account the time periods before and after cash flows into and out of the accounts comprising the composite in order to minimize any impact on returns that is based on such cash flows. The LCV Composite is asset-weighted, meaning the calculations are weighted by the size of each client’s account in relation to the size of the total composite, using daily market value.

The composite performance is provided to illustrate the past performance of the composite of Rothschild’s similarly managed accounts as measured against a broad based market index and the prior performance of Rothschild, and does not represent the historical performance of Pacific Funds Large-Cap Value. You should not consider this performance data to be an indication of future performance of Pacific Funds Large-Cap Value.

The discretionary accounts comprising the LCV Composite are not registered mutual funds and generally were not subject to the same types of expenses as Pacific Funds Large-Cap Value or to the diversification requirements, specific tax restrictions and investment limitations imposed on Pacific Funds Large-Cap Value by the 1940 Act or the IRC, which, if applicable, may have resulted in lower performance results for the LCV Composite. In addition, the operating expenses incurred by the managed accounts were lower than the operating expenses of Pacific Funds Large-Cap Value and, accordingly, the performance results of the LCV Composite shown below are higher than what Pacific Funds Large-Cap Value’s performance would have been.

The performance data below is for the LCV Composite and the prior performance of Rothschild and is not the performance results for Pacific Funds Large-Cap Value.

Annual total returns/Average annual total returns for the periods ending December 31, 2015
Year/Period	LCV Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Large-Cap Value (Class A)[1]	LCV Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Large-Cap Value (Class C)[2]	LCV Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Large-Cap Value (Advisor Class)[3]	LCV Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Large-Cap Value (Investor Class)[4]	LCV Composite[5]	Russell 1000 Value Index[6]
2015	(2.30%)	(3.04%)	(2.06%)	(2.30%)	(1.81%)	(3.83%)
2014	13.19%	12.36%	13.47%	13.19%	13.75%	13.45%
2013	35.89%	34.90%	36.22%	35.89%	36.55%	32.53%
2012	18.30%	17.43%	18.59%	18.30%	18.88%	17.51%
2011	0.00%	(0.75%)	0.25%	0.00%	0.50%	0.39%
2010	10.72%	9.89%	10.99%	10.72%	11.27%	15.51%
2009	22.81%	21.91%	23.12%	22.81%	23.42%	19.69%
2008	(34.70%)	(35.20%)	(34.53%)	(34.70%)	(34.36%)	(36.85%)
2007	4.80%	4.02%	5.06%	4.80%	5.33%	(0.17%)
2006	22.58%	21.68%	22.88%	22.58%	23.18%	22.25%
2005	8.94%	8.13%	9.21%	8.94%	9.48%	7.05%
2004	14.30%	13.45%	14.58%	14.30%	14.86%	16.49%
2003	28.98%	28.04%	29.30%	28.98%	29.62%	30.03%
2002	(15.15%)	(15.80%)	(14.94%)	(15.15%)	(14.72%)	(15.52%)

Annual total returns/Average annual total returns for the periods ending December 31, 2015
Year/Period	LCV Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Large-Cap Value (Class A)[1]	LCV Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Large-Cap Value (Class C)[2]	LCV Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Large-Cap Value (Advisor Class)[3]	LCV Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Large-Cap Value (Investor Class)[4]	LCV Composite[5]	Russell 1000 Value Index[6]
2001	(2.64%)	(3.37%)	(2.40%)	(2.64%)	(2.15%)	(5.59%)
10/1/00 — 12/31/00	(2.27%)	1.88%	2.13%	2.07%	2.20%	3.60%
1 year	(6.46%)	(3.04%)	(2.06%)	(2.30%)	(1.81%)	(3.83%)
3 years	12.89%	13.69%	14.82%	14.54%	15.11%	13.08%
5 years	11.22%	11.36%	12.47%	12.20%	12.75%	11.27%
10 years	6.86%	6.53%	7.59%	7.33%	7.86%	6.16%
Since Inception (October 1, 2000)	6.55%	6.05%	7.12%	6.85%	7.38%	6.01%

1 This column shows you the performance of the LCV Composite after the sales loads, fees and expenses of Class A shares of Pacific Funds Large-Cap Value (estimated at an annual rate of 110 basis points) have been deducted from the LCV Composite’s gross performance. Because Class A sales loads are a front-end sales charge imposed only on an initial investment, the Class A sales load has been deducted from the initial year’s composite return only and from the 1-year period in each of the average annual total return figures for the composite.

2 This column shows you the performance of the LCV Composite after the fees and expenses of Class C shares of Pacific Funds Large-Cap Value (estimated at an annual rate of 185 basis points) have been deducted from the LCV Composite’s gross performance. Because Class C sales loads are charged only upon a redemption of an investment within the first year and the composite returns do not assume redemptions for the periods shown and are for periods of one year or longer, the Class C sales load has not been deducted from any of the composite returns.

3 This column shows you the performance of the LCV Composite after the fees and gross expenses of the Advisor Class shares of Pacific Funds Large-Cap Value (estimated at an annual rate of 85 basis points) have been deducted from the LCV Composite’s gross performance.

4  This column shows you the performance of the LCV Composite after the fees and gross expenses of the Investor Class shares of Pacific Funds Large-Cap Value (estimated at an annual rate of 110 basis points) have been deducted from the LCV Composite’s gross performance.

5 This column shows you the performance of the LCV Composite after investment advisory fees and trading costs of the accounts comprising the composite have been deducted on a monthly basis from the gross return of the composite (estimated at an annual rate of 60 basis points). The investment advisory fee charges deducted represent the highest advisory fee charged to any account comprising the composite for the period(s) shown.

6 The Russell 1000 Value Index is an unmanaged index generally representative of the market for the stocks of large-capitalization U.S. companies and includes reinvestment of dividends. You cannot invest directly in an index.

Rothschild U.S. Small/Mid-Cap Core Composite

The performance information shown below is that of the Rothschild U.S. Small/Mid-Cap Core Composite (the “SMID Composite”), a composite which consists of all discretionary, fee-paying, tax-exempt accounts with no client restrictions on trading or stock selection (and thereby excludes mutual funds) using the Rothschild U.S. Small/Mid-Cap strategy, a strategy substantially similar to the strategy Rothschild manages for Pacific Funds Small/Mid-Cap, and a benchmark of the Russell 2500 Index. The SMID Composite was created on January 1, 1997 and is substantially similar in investment objectives (goals), policies and strategies as Pacific Funds Small/Mid-Cap. The table shows the historical performance of the SMID Composite which, as of December 31, 2015, consisted of 16 accounts comprising $557 million in assets under Rothschild management. The SMID Composite consists of all accounts that meet the composite requirements and that are managed by Rothschild in a substantially similar manner to that of Pacific Funds Small/Mid-Cap. Accounts that did not meet the composite requirements and thus were excluded from the composite are one account ($15 million) that has client restrictions, one commingled fund ($302 million), one mutual fund (<$1 million) and one collective investment trust fund ($276 million). Rothschild has represented that exclusion of these accounts does not materially change the performance numbers shown or cause the presentation to be misleading. Results for the full historical period are time-weighted, meaning the rates of return are adjusted to take into account the time periods before and after cash flows into and out of the accounts comprising the composite in order to minimize any impact on returns that is based on such cash flows. The SMID Composite is asset-weighted, meaning the calculations are weighted by the size of each client’s account in relation to the size of the total composite, using daily market value.

The composite performance is provided to illustrate the past performance of the composite of Rothschild’s similarly managed accounts as measured against a broad based market index and the prior performance of Rothschild, and does not represent the historical performance of Pacific Funds Small/Mid-Cap. You should not consider this performance data to be an indication of future performance of Pacific Funds Small/Mid-Cap.

The discretionary accounts comprising the SMID Composite are not registered mutual funds and generally were not subject to the same types of expenses as Pacific Funds Small/Mid-Cap or to the diversification requirements, specific tax restrictions and investment limitations imposed on Pacific Funds Small/Mid-Cap by the 1940 Act or the IRC, which, if applicable, may have resulted in lower performance results for the SMID Composite. In addition, the operating expenses incurred by the managed accounts were lower than the operating expenses of Pacific Funds Small/Mid-Cap and, accordingly, the performance results of the SMID Composite shown below are higher than what Pacific Funds Small/Mid-Cap’s performance would have been.

The performance data below is for the SMID Composite and the prior performance of Rothschild and is not the performance results for Pacific Funds Small/Mid-Cap.

Annual total returns/Average annual total returns for the periods ending December 31, 2015
Year/Period	SMID Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Small/Mid-Cap (Class A)[1]	SMID Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Small/Mid-Cap (Class C)[2]	SMID Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Small/Mid-Cap (Advisor Class)[3]	SMID Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Small/Mid-Cap (Investor Class)[4]	SMID Composite[5]	Russell 2500 Index[6]
2015	0.22%	(0.53%)	0.47%	0.17%	0.67%	(2.90%)
2014	8.94%	8.13%	9.21%	8.89%	9.43%	7.07%
2013	37.69%	36.68%	38.02%	37.62%	38.29%	36.80%
2012	13.57%	12.72%	13.85%	13.51%	14.07%	17.88%
2011	2.11%	1.34%	2.36%	2.06%	2.57%	(2.51%)
2010	26.36%	25.44%	26.67%	26.30%	26.92%	26.71%
2009	17.64%	16.77%	17.93%	17.58%	18.16%	34.39%
2008	(33.19%)	(33.71%)	(33.02%)	(33.23%)	(32.88%)	(36.79%)
2007	0.09%	(0.66%)	0.34%	0.04%	0.54%	1.38%
2006	18.10%	17.23%	18.39%	18.04%	18.63%	16.17%
2005	9.15%	8.34%	9.42%	9.10%	9.64%	8.11%
2004	19.60%	18.71%	19.89%	19.54%	20.13%	18.29%
2003	36.00%	35.01%	36.34%	35.94%	36.60%	45.51%
2002	(6.35%)	(7.06%)	(6.12%)	(6.40%)	(5.93%)	(17.80%)
2001	12.03%	11.20%	12.31%	11.97%	12.53%	1.22%
2000	19.54%	18.66%	19.84%	19.48%	20.07%	4.27%
1999	6.90%	6.10%	7.16%	6.84%	7.38%	24.14%
1998	2.95%	2.18%	3.21%	2.90%	3.42%	0.38%
1997	26.43%	31.08%	32.36%	31.98%	32.62%	24.36%
1 year	(4.04%)	(0.53%)	0.47%	0.17%	0.67%	(2.90%)
3 years	12.91%	13.71%	14.84%	14.50%	15.07%	12.46%
5 years	10.79%	10.93%	12.03%	11.70%	12.26%	10.32%
10 years	6.96%	6.62%	7.69%	7.37%	7.90%	7.56%
Since Inception (January 1, 1997)	10.21%	9.64%	10.74%	10.41%	10.96%	9.05%

1 This column shows you the performance of the SMID Composite after the sales loads, fees and expenses of Class A shares of Pacific Funds Small/Mid-Cap (estimated at an annual rate of 130 basis points) have been deducted from the SMID Composite’s gross performance. Because Class A sales loads are a front-end sales charge imposed only on an initial investment, the Class A sales load has been deducted from the initial year’s composite return only and from the 1-year period in each of the average annual total return figures for the composite.

2 This column shows you the performance of the SMID Composite after the fees and expenses of Class C shares of Pacific Funds Small/Mid-Cap (estimated at an annual rate of 205 basis points) have been deducted from the SMID Composite’s gross performance. Because Class C sales loads are charged only upon a redemption of an investment within the first year and the composite returns do not assume redemptions for the periods shown and are for periods of one year or longer, the Class C sales load has not been deducted from any of the composite returns.

3 This column shows you the performance of the SMID Composite after the fees and gross expenses of the Advisor Class shares of Pacific Funds Small/Mid-Cap (estimated at an annual rate of 105 basis points) have been deducted from the SMID Composite’s gross performance.

4  This column shows you the performance of the SMID Composite after the fees and gross expenses of the Investor Class shares of Pacific Funds Small/Mid-Cap (estimated at an annual rate of 135 basis points) have been deducted from the SMID Composite’s gross performance.

5 This column shows you the performance of the SMID Composite after investment advisory fees and trading costs of the accounts comprising the composite have been deducted on a monthly basis from the gross return of the composite (estimated at an annual rate of 85 basis points). The investment advisory fee charges deducted represent the highest advisory fee charged to any account comprising the composite for the period(s) shown.

6 The Russell 2500 Index is an unmanaged index generally representative of the market for the stocks of small- and medium-sized U.S. companies and includes reinvestment of dividends. You cannot invest directly in an index.

Rothschild U.S. Small-Cap Core Composite

The performance information shown below is that of the Rothschild U.S. Small-Cap Core Composite (the “SCC Composite”), a composite which consists of all discretionary, fee-paying, tax-exempt accounts with no client restrictions on trading or stock selection (and thereby excludes mutual funds) using the Rothschild U.S. Small-Cap Core strategy, a strategy substantially similar to the strategy Rothschild manages for Pacific Funds Small-Cap, and a benchmark of the Russell 2000 Index. The SCC Composite was created on January 1, 1991 and is substantially similar in investment objectives (goals), policies and strategies as Pacific Funds Small-Cap. The table shows the historical performance of the SCC Composite which, as of December 31, 2015, consisted of 11 accounts comprising $431 million in assets under Rothschild management. The SCC Composite consists of all accounts that meet the composite requirements and that are managed by Rothschild in a substantially similar manner to that of Pacific Funds Small-Cap. Accounts that did not meet the composite requirements and thus were excluded from the composite are five accounts ($26 million) that have client restrictions, one commingled fund ($151 million), one mutual fund (<$1 million) and one collective investment trust fund ($64 million). Rothschild has represented that exclusion of these accounts does not materially change the performance numbers shown or cause the presentation to be misleading. Results for the full historical period are time-weighted, meaning the rates of return are adjusted to take into account the time periods before and after cash flows into and out of the accounts comprising the composite in order to minimize any impact on returns that is based on such cash flows. The SCC Composite is asset-weighted, meaning the calculations are weighted by the size of each client’s account in relation to the size of the total composite, using daily market value.

The composite performance is provided to illustrate the past performance of the composite of Rothschild’s similarly managed accounts as measured against a broad based market index and the prior performance of Rothschild, and does not represent the historical performance of Pacific Funds Small-Cap. You should not consider this performance data to be an indication of future performance of Pacific Funds Small-Cap.

The discretionary accounts comprising the SCC Composite are not registered mutual funds and generally were not subject to the same types of expenses as Pacific Funds Small-Cap or to the diversification requirements, specific tax restrictions and investment limitations imposed on Pacific Funds Small-Cap by the 1940 Act or the IRC, which, if applicable, may have resulted in lower performance results for the SCC Composite. In addition, the operating expenses incurred by the managed accounts were lower than the operating expenses of Pacific Funds Small-Cap and, accordingly, the performance results of the SCC Composite shown below are higher than what Pacific Funds Small-Cap’s performance would have been.

The performance data below is for the SCC Composite and the prior performance of Rothschild and is not the performance results for Pacific Funds Small-Cap.

Annual total returns/Average annual total returns for the periods ending December 31, 2015
Year/Period	SCC Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Small-Cap (Class A)[1]	SCC Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Small-Cap (Class C)[2]	SCC Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Small-Cap (Advisor Class)[3]	SCC Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Small-Cap (Investor Class)[4]	SCC Composite[5]	Russell 2000 Index[6]
2015	(1.70%)	(2.44%)	(1.46%)	(1.75%)	(1.26%)	(4.41%)
2014	9.12%	8.31%	9.39%	9.07%	9.61%	4.89%
2013	36.94%	35.94%	37.28%	36.88%	37.54%	38.82%
2012	14.99%	14.14%	15.28%	14.93%	15.50%	16.35%
2011	3.80%	3.03%	4.06%	3.75%	4.27%	(4.18%)
2010	25.78%	24.86%	26.09%	25.72%	26.34%	26.85%
2009	14.37%	13.52%	14.65%	14.31%	14.88%	27.17%
2008	(28.96%)	(29.50%)	(28.77%)	(28.99%)	(28.63%)	(33.79%)
2007	(1.81%)	(2.54%)	(1.56%)	(1.86%)	(1.37%)	(1.57%)
2006	23.75%	22.84%	24.06%	23.69%	24.30%	18.37%
2005	7.22%	6.43%	7.49%	7.17%	7.71%	4.55%
2004	18.90%	18.02%	19.19%	18.84%	19.43%	18.33%
2003	35.63%	34.64%	35.96%	35.57%	36.23%	47.25%
2002	(8.95%)	(9.63%)	(8.72%)	(8.99%)	(8.53%)	(20.48%)
2001	13.94%	13.10%	14.22%	13.89%	14.45%	2.49%
2000	20.03%	19.15%	20.33%	19.97%	20.57%	(3.02%)
1999	7.69%	6.89%	7.96%	7.64%	8.18%	21.26%
1998	0.93%	0.17%	1.18%	0.88%	1.38%	(2.55%)
1997	32.91%	31.94%	33.24%	32.85%	33.50%	22.36%
1996	23.25%	22.35%	23.56%	23.19%	23.80%	16.49%
1995	31.72%	30.76%	32.05%	31.66%	32.31%	28.45%
1994	1.02%	0.26%	1.27%	0.97%	1.47%	(1.82%)
1993	15.71%	19.95%	21.14%	20.78%	21.38%	18.88%
1 year	(5.88%)	(2.44%)	(1.46%)	(1.75%)	(1.26%)	(4.41%)
3 years	12.04%	12.83%	13.96%	13.62%	14.18%	11.65%
5 years	10.92%	11.06%	12.16%	11.83%	12.38%	9.19%
10 years	7.62%	7.29%	8.36%	8.04%	8.58%	6.80%
Since January 1, 1993[7]	11.74%	11.12%	12.23%	11.90%	12.46%	8.84%

1 This column shows you the performance of the SCC Composite after the sales loads, fees and expenses of Class A shares of Pacific Funds Small-Cap (estimated at an annual rate of 130 basis points) have been deducted from the SCC Composite’s gross performance. Because Class A sales loads are a front-end sales charge imposed only on an initial investment, the Class A sales load has been deducted from the initial year’s composite return only and from the 1-year period in each of the average annual total return figures for the composite.

2 This column shows you the performance of the SCC Composite after the fees and expenses of Class C shares of Pacific Funds Small-Cap (estimated at an annual rate of 205 basis points) have been deducted from the SCC Composite’s gross performance. Because Class C sales loads are charged only upon a redemption of an investment within the first year and the composite returns do not assume redemptions for the periods shown and are for periods of one year or longer, the Class C sales load has not been deducted from any of the composite returns.

3 This column shows you the performance of the SCC Composite after the fees and gross expenses of the Advisor Class shares of Pacific Funds Small-Cap (estimated at an annual rate of 105 basis points) have been deducted from the SCC Composite’s gross performance.

4 This column shows you the performance of the SCC Composite after the fees and gross expenses of the Investor Class shares of Pacific Funds Small-Cap (estimated at an annual rate of 135 basis points) have been deducted from the SCC Composite’s gross performance.

5 This column shows you the performance of the SCC Composite after investment advisory fees and trading costs of the accounts comprising the composite have been deducted on a monthly basis from the gross return of the composite (estimated at an annual rate of 85 basis points). The investment advisory fee charges deducted represent the highest advisory fee charged to any account comprising the composite for the period(s) shown.

6 The Russell 2000 Index is an unmanaged index generally representative of the market for the stocks of small-sized U.S. companies and includes reinvestment of dividends. You cannot invest directly in an index.

7 The inception date for the SCC Composite is January 1, 1991. Returns for the periods from January 1, 1991 through December 31, 1992 are not shown because they are not GIPS verified. Rothschild has represented that exclusion of these returns would not materially affect the performance information or cause the presentation to be misleading.

Rothschild U.S. Small-Cap Value Composite

The performance information shown below is that of the Rothschild U.S. Small-Cap Value Composite (the “SCV Composite”), a composite which consists of all discretionary, fee-paying, tax-exempt accounts with no client restrictions on trading or stock selection (and thereby excludes mutual funds) using the Rothschild U.S. Small-Cap Value strategy, a strategy substantially similar to the strategy Rothschild manages for Pacific Funds Small-Cap Value, and a benchmark of the Russell 2000 Value Index. The SCV Composite was created on September 1, 1997 and is substantially similar in investment objectives (goals), policies and strategies as Pacific Funds Small-Cap Value. The table shows the historical performance of the SCV Composite which, as of December 31, 2015, consisted of 7 accounts comprising $315 million in assets under Rothschild management. The SCV Composite consists of all accounts that meet the composite requirements and that are managed by Rothschild in a substantially similar manner to that of Pacific Funds Small-Cap Value. Accounts that did not meet the composite requirements and thus were excluded from the composite are two accounts that have client restrictions ($12 million) and one mutual fund (<$1 million). Rothschild has represented that exclusion of these accounts does not materially change the performance numbers shown or cause the presentation to be misleading. Results for the full historical period are time-weighted, meaning the rates of return are adjusted to take into account the time periods before and after cash flows into and out of the accounts comprising the composite in order to minimize any impact on returns that is based on such cash flows. The SCV Composite is asset-weighted, meaning the calculations are weighted by the size of each client’s account in relation to the size of the total composite, using daily market value.

The composite performance is provided to illustrate the past performance of the composite of Rothschild’s similarly managed accounts as measured against a broad based market index and the prior performance of Rothschild, and does not represent the historical performance of Pacific Funds Small-Cap Value. You should not consider this performance data to be an indication of future performance of Pacific Funds Small-Cap Value.

The discretionary accounts comprising the SCV Composite are not registered mutual funds and generally were not subject to the same types of expenses as Pacific Funds Small-Cap Value or to the diversification requirements, specific tax restrictions and investment limitations imposed on Pacific Funds Small-Cap Value by the 1940 Act or the IRC, which, if applicable, may have resulted in lower performance results for the SCV Composite. In addition, the operating expenses incurred by the managed accounts were lower than the operating expenses of Pacific Funds Small-Cap Value and, accordingly, the performance results of the SCV Composite shown below are higher than what Pacific Funds Small-Cap Value’s performance would have been.

The performance data below is for the SCV Composite and the prior performance of Rothschild and is not the performance results for Pacific Funds Small-Cap Value.

Annual total returns/Average annual total returns for the periods ending December 31, 2015
Year/Period	SCV Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Small-Cap Value (Class A)[1]	SCV Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Small-Cap Value (Class C)[2]	SCV Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Small-Cap Value (Advisor Class)[3]	SCV Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Small-Cap Value (Investor Class)[4]	SCV Composite[5]	Russell 2000 Value Index[6]
2015	(3.80%)	(4.52%)	(3.55%)	(3.84%)	(3.36%)	(7.47%)
2014	7.02%	6.23%	7.29%	6.97%	7.50%	4.22%
2013	36.35%	35.36%	36.68%	36.28%	36.95%	34.52%
2012	13.51%	12.67%	13.79%	13.46%	14.02%	18.05%
2011	0.55%	(0.20%)	0.81%	0.50%	1.01%	(5.50%)
2010	20.12%	19.23%	20.41%	20.06%	20.65%	24.50%
2009	9.40%	8.58%	9.67%	9.34%	9.89%	20.58%
2008	(25.01%)	(25.59%)	(24.82%)	(25.05%)	(24.66%)	(28.92%)
2007	(3.87%)	(4.59%)	(3.63%)	(3.92%)	(3.43%)	(9.78%)
2006	23.03%	22.13%	23.33%	22.97%	23.58%	23.48%
2005	8.08%	7.27%	8.35%	8.02%	8.56%	4.71%
2004	19.19%	18.31%	19.49%	19.13%	19.72%	22.25%
2003	34.32%	33.34%	34.65%	34.26%	34.91%	46.03%

Annual total returns/Average annual total returns for the periods ending December 31, 2015
Year/Period	SCV Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Small-Cap Value (Class A)[1]	SCV Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Small-Cap Value (Class C)[2]	SCV Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Small-Cap Value (Advisor Class)[3]	SCV Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Small-Cap Value (Investor Class)[4]	SCV Composite[5]	Russell 2000 Value Index[6]
2002	(4.63%)	(5.34%)	(4.39%)	(4.67%)	(4.19%)	(11.43%)
2001	11.47%	10.65%	11.75%	11.42%	11.97%	14.02%
2000	21.97%	21.07%	22.27%	21.91%	22.51%	22.83%
1999	7.74%	6.94%	8.01%	7.68%	8.22%	(1.49%)
1998	0.89%	0.14%	1.14%	0.84%	1.35%	(6.45%)
9/1/97 — 12/31/97	2.01%	6.28%	6.63%	6.52%	6.70%	8.44%
1 year	(7.88%)	(4.52%)	(3.55%)	(3.84%)	(3.36%)	(7.47%)
3 years	10.36%	11.14%	12.25%	11.92%	12.47%	9.06%
5 years	8.94%	9.07%	10.16%	9.83%	10.38%	7.67%
10 years	5.98%	5.65%	6.71%	6.39%	6.92%	5.57%
Since Inception (September 1, 1997)	8.73%	8.18%	9.26%	8.94%	9.48%	7.83%

1 This column shows you the performance of the SCV Composite after the sales loads, fees and expenses of Class A shares of Pacific Funds Small-Cap Value (estimated at an annual rate of 130 basis points) have been deducted from the SCV Composite’s gross performance. Because Class A sales loads are a front-end sales charge imposed only on an initial investment, the Class A sales load has been deducted from the initial year’s composite return only and from the 1-year period in each of the average annual total return figures for the composite.

2 This column shows you the performance of the SCV Composite after the fees and expenses of Class C shares of Pacific Funds Small-Cap Value (estimated at an annual rate of 205 basis points) have been deducted from the SCV Composite’s gross performance. Because Class C sales loads are charged only upon a redemption of an investment within the first year and the composite returns do not assume redemptions for the periods shown and are for periods of one year or longer, the Class C sales load has not been deducted from any of the composite returns.

3 This column shows you the performance of the SCV Composite after the fees and gross expenses of the Advisor Class shares of Pacific Funds Small-Cap Value (estimated at an annual rate of 105 basis points) have been deducted from the SCV Composite’s gross performance.

4  This column shows you the performance of the SCV Composite after the fees and gross expenses of the Investor Class shares of Pacific Funds Small-Cap Value (estimated at an annual rate of 135 basis points) have been deducted from the SCV Composite’s gross performance.

5 This column shows you the performance of the SCV Composite after investment advisory fees and trading costs of the accounts comprising the composite have been deducted on a monthly basis from the gross return of the composite (estimated at an annual rate of 85 basis points). The investment advisory fee charges deducted represent the highest advisory fee charged to any account comprising the composite for the period(s) shown.

6 The Russell 2000 Value Index is an unmanaged index generally representative of the market for the stocks of small-sized U.S. companies and includes reinvestment of dividends. You cannot invest directly in an index.

Rothschild U.S. Small-Cap Growth Composite

The performance information shown below is that of the Rothschild U.S. Small-Cap Growth Composite (the “SCG Composite”), a composite which consists of all discretionary, fee-paying, tax-exempt accounts with no client restrictions on trading or stock selection (and thereby excludes mutual funds) using the Rothschild U.S. Small-Cap Growth strategy, a strategy substantially similar to the strategy Rothschild manages for Pacific Funds Small-Cap Growth, and a benchmark of the Russell 2000 Growth Index. The SCG Composite was created on October 1, 2007 and is substantially similar in investment objectives (goals), policies and strategies as Pacific Funds Small-Cap Growth. The table shows the historical performance of the SCG Composite which, as of December 31, 2015, consisted of one account comprising $1 million in assets under Rothschild management. The SCG Composite consists of all accounts that meet the composite requirements and that are managed by Rothschild in a substantially similar manner to that of Pacific Funds Small-Cap Growth. Accounts that did not meet the composite requirements and thus were excluded from the composite are one wrap-fee platform (<$1 million) and one mutual fund ($1 million). Rothschild has represented that exclusion of these accounts does not materially change the performance numbers shown or cause the presentation to be misleading. Results for the full historical period are time-weighted, meaning the rates of return are adjusted to take into account the time periods before and after cash flows into and out of the accounts comprising the composite in order to minimize any impact on returns that is based on such cash flows. The SCG Composite is asset-weighted, meaning the calculations are weighted by the size of each client’s account in relation to the size of the total composite, using daily market value.

The composite performance is provided to illustrate the past performance of the composite of Rothschild’s similarly managed account as measured against a broad based market index and the prior performance of Rothschild, and does not represent the historical performance of Pacific Funds Small-Cap Growth. You should not consider this performance data to be an indication of future performance of Pacific Funds Small-Cap Growth.

The discretionary account comprising the SCG Composite is not a registered mutual fund and generally was not subject to the same types of expenses as Pacific Funds Small-Cap Growth or to the diversification requirements, specific tax restrictions and investment limitations imposed on Pacific Funds Small-Cap Growth by the 1940 Act or the IRC, which, if applicable, may have resulted in lower performance results for the SCG Composite. In addition, the operating expenses incurred by the managed account was lower than the operating expenses of Pacific Funds Small-Cap Growth and, accordingly, the performance results of the SCG Composite shown below are higher than what Pacific Funds Small-Cap Growth’s performance would have been.

The performance data below is for the SCG Composite and the prior performance of Rothschild and is not the performance results for Pacific Funds Small-Cap Growth.

Annual total returns/Average annual total returns for the periods ending December 31, 2015
Year/Period	SCG Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Small-Cap Growth (Class A)[1]	SCG Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Small-Cap Growth (Class C)[2]	SCG Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Small-Cap Growth (Advisor Class)[3]	SCG Composite Adjusted to Reflect Fees and Expenses of Pacific Funds Small-Cap Growth (Investor Class)[4]	SCG Composite[5]	Russell 2000 Growth Index[6]
2015	0.81%	0.05%	1.06%	0.86%	1.26%	(1.38%)
2014	10.28%	9.47%	10.56%	10.34%	10.78%	5.60%
2013	39.54%	38.53%	39.88%	39.61%	40.16%	43.30%
2012	12.22%	11.39%	12.50%	12.27%	12.72%	14.59%
2011	1.61%	0.85%	1.86%	1.66%	2.07%	(2.91%)
2010	27.86%	26.92%	28.17%	27.92%	28.42%	29.09%
2009	27.19%	26.26%	27.51%	27.26%	27.76%	34.47%
2008	(33.03%)	(33.55%)	(32.86%)	(32.99%)	(32.72%)	(38.54%)
10/1/07 — 12/31/07	(6.98%)	(3.03%)	(2.79%)	(2.83%)	(2.74%)	(2.10%)
1 year	(3.48%)	0.05%	1.06%	0.86%	1.26%	(1.38%)
3 years	14.10%	14.91%	16.05%	15.82%	16.28%	14.28%
5 years	11.11%	11.25%	12.36%	12.14%	12.58%	10.67%
Since Inception (October 1, 2007)	7.32%	7.08%	8.16%	7.94%	8.37%	6.90%

1 This column shows you the performance of the SCG Composite after the sales loads, fees and expenses of Class A shares of Pacific Funds Small-Cap Growth (estimated at an annual rate of 130 basis points) have been deducted from the SCG Composite’s gross performance. Because Class A sales loads are a front-end sales charge imposed only on an initial investment, the Class A sales load has been deducted from the initial year’s composite return only and from the 1-year period in each of the average annual total return figures for the composite.

2 This column shows you the performance of the SCG Composite after the fees and expenses of Class C shares of Pacific Funds Small-Cap Growth (estimated at an annual rate of 205 basis points) have been deducted from the SCG Composite’s gross performance. Because Class C sales loads are charged only upon a redemption of an investment within the first year and the composite returns do not assume redemptions for the periods shown and are for periods of one year or longer, the Class C sales load has not been deducted from any of the composite returns.

3 This column shows you the performance of the SCG Composite after the fees and gross expenses of the Advisor Class shares of Pacific Funds Small-Cap Growth (estimated at an annual rate of 105 basis points) have been deducted from the SCG Composite’s gross performance.

4  This column shows you the performance of the SCG Composite after the fees and gross expenses of the Investor Class shares of the Pacific Funds Small-Cap Growth (estimated at an annual rate of 125 basis points) have been deducted from the SCG Composite’s gross performance.

5 This column shows you the performance of the SCG Composite after investment advisory fees and trading costs of the accounts comprising the composite have been deducted on a monthly basis from the gross return of the composite (estimated at an annual rate of 85 basis points). The investment advisory fee charges deducted represent the highest advisory fee charged to any account comprising the composite for the period(s) shown.

6 The Russell 2000 Growth Index is an unmanaged index generally representative of the market for the stocks of small-sized U.S. companies and includes reinvestment of dividends. You cannot invest directly in an index.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is designed to help you understand how the Funds have performed for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investment in the Fund would have earned (or lost), assuming all dividends and distributions were reinvested.

The information in the Financial Highlights (and the information for the period from December 1, 2015 through March 31, 2016 for the PF U.S. Equity Funds) table is included and can be read in conjunction with the Trust’s financial statements and related notes, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report along with the Trust’s financial statements and related notes, are included in the Trust’s annual report dated as of March 31, 2016. To find out how you can obtain a copy of the annual report, please refer to the Where To Go For More Information section on the back cover of this prospectus.

Upon completion of the reorganization of the Predecessor Funds with and into the PF U.S. Equity Funds on January 11, 2016, each PF U.S. Equity Fund assumed the performance, financial and other historical information of the corresponding Predecessor Fund. The information in the Financial Highlights table for the period December 31, 2014 (the Predecessor Funds’ commencement of operations) through November 30, 2015 (the Predecessor Funds’ fiscal year end) reflects the historical financial highlights of the Predecessor Funds, and was audited by the independent registered public accounting firm for the Predecessor Funds (the “Predecessor Accounting Firm”), which is different from the independent registered public accounting firm for the Trust. The Predecessor Accounting Firm’s report, dated January 28, 2016, along with the Predecessor Funds’ financial statements (which have been adopted by the PF U.S. Equity Funds), are included in the Predecessor Funds’ annual report dated November 30, 2015. A copy of the annual report is available upon request.

Certain Funds may invest in other investment companies, including other mutual funds, exchange-traded funds, and closed-end funds, to an extent that requires them to include “Acquired Fund Fees and Expenses” (“AFFE”) in their Annual Fund Operating Expenses table. Because these Funds’ tables include AFFE, the Annual Fund Operating Expenses in those tables will not correlate with the Expenses Before Reductions or Expenses After Reductions in the Financial Highlights table, which do not include AFFE. The Financial Highlights table does not include AFFE because they are not direct costs of a Fund. The impact of AFFE is reflected in the Total Returns of each Fund, including those shown in the Financial Highlights table.

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS

Selected per share, ratios and supplemental data for each year or period ended March 31, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Conservative
Class A
4/1/2015 - 3/31/2016	$11.22	$0.22	($0.43)	($0.21)	($0.28)	($0.10)	($0.38)	$10.63	0.67%	0.60%	1.99%	(1.73%)	$154,762	42%
4/1/2014 - 3/31/2015	11.29	0.16	0.26	0.42	(0.23)	(0.26)	(0.49)	11.22	0.68%	0.60%	1.44%	3.71%	169,945	17%
4/1/2013 - 3/31/2014	11.40	0.10	0.10	0.20	(0.15)	(0.16)	(0.31)	11.29	0.70%	0.60%	0.90%	1.78%	190,492	11%
4/1/2012 - 3/31/2013	11.07	0.23	0.49	0.72	(0.34)	(0.05)	(0.39)	11.40	0.71%	0.60%	2.01%	6.57%	230,646	27%
4/1/2011 - 3/31/2012	10.87	0.22	0.29	0.51	(0.28)	(0.03)	(0.31)	11.07	0.73%	0.60%	1.99%	4.80%	182,912	10%
Class B
4/1/2015 - 3/31/2016	$11.05	$0.13	($0.41)	($0.28)	($0.22)	($0.10)	($0.32)	$10.45	1.42%	1.35%	1.24%	(2.51%)	$33,675	42%
4/1/2014 - 3/31/2015	11.14	0.08	0.25	0.33	(0.16)	(0.26)	(0.42)	11.05	1.43%	1.35%	0.69%	3.00%	37,979	17%
4/1/2013 - 3/31/2014	11.27	0.02	0.10	0.12	(0.09)	(0.16)	(0.25)	11.14	1.45%	1.35%	0.15%	1.06%	39,160	11%
4/1/2012 - 3/31/2013	10.96	0.14	0.50	0.64	(0.28)	(0.05)	(0.33)	11.27	1.46%	1.35%	1.27%	5.89%	41,999	27%
4/1/2011 - 3/31/2012	10.78	0.13	0.29	0.42	(0.21)	(0.03)	(0.24)	10.96	1.48%	1.35%	1.24%	4.02%	33,122	10%
Class C
4/1/2015 - 3/31/2016	$11.05	$0.13	($0.42)	($0.29)	($0.22)	($0.10)	($0.32)	$10.44	1.42%	1.35%	1.24%	(2.51%)	$173,137	42%
4/1/2014 - 3/31/2015	11.13	0.08	0.26	0.34	(0.16)	(0.26)	(0.42)	11.05	1.43%	1.35%	0.69%	3.09%	191,946	17%
4/1/2013 - 3/31/2014	11.26	0.02	0.10	0.12	(0.09)	(0.16)	(0.25)	11.13	1.45%	1.35%	0.15%	1.04%	204,180	11%
4/1/2012 - 3/31/2013	10.96	0.14	0.49	0.63	(0.28)	(0.05)	(0.33)	11.26	1.46%	1.35%	1.22%	5.84%	220,688	27%
4/1/2011 - 3/31/2012	10.77	0.13	0.30	0.43	(0.21)	(0.03)	(0.24)	10.96	1.48%	1.35%	1.24%	4.08%	158,748	10%
Class R
4/1/2015 - 3/31/2016	$11.16	$0.19	($0.42)	($0.23)	($0.26)	($0.10)	($0.36)	$10.57	0.92%	0.85%	1.74%	(2.05%)	$10,116	42%
4/1/2014 - 3/31/2015	11.24	0.14	0.25	0.39	(0.21)	(0.26)	(0.47)	11.16	0.93%	0.85%	1.19%	3.48%	11,820	17%
4/1/2013 - 3/31/2014	11.36	0.07	0.10	0.17	(0.13)	(0.16)	(0.29)	11.24	0.95%	0.85%	0.65%	1.52%	11,132	11%
4/1/2012 - 3/31/2013	11.03	0.20	0.50	0.70	(0.32)	(0.05)	(0.37)	11.36	0.96%	0.85%	1.79%	6.38%	12,357	27%
4/1/2011 - 3/31/2012	10.83	0.19	0.29	0.48	(0.25)	(0.03)	(0.28)	11.03	0.98%	0.85%	1.74%	4.58%	10,522	10%
Advisor Class
4/1/2015 - 3/31/2016	$11.23	$0.25	($0.43)	($0.18)	($0.30)	($0.10)	($0.40)	$10.65	0.42%	0.35%	2.24%	(1.53%)	$4,976	42%
4/1/2014 - 3/31/2015	11.29	0.19	0.26	0.45	(0.25)	(0.26)	(0.51)	11.23	0.43%	0.35%	1.69%	4.01%	7,872	17%
4/1/2013 - 3/31/2014	11.41	0.12	0.09	0.21	(0.17)	(0.16)	(0.33)	11.29	0.45%	0.40%	1.10%	1.87%	3,867	11%
12/31/2012 - 3/31/2013	11.18	(0.01)	0.24	0.23	—	—	—	11.41	0.48%	0.40%	(0.40%)	2.06%	1,366	27%
Pacific Funds Portfolio Optimization Moderate-Conservative
Class A
4/1/2015 - 3/31/2016	$12.61	$0.25	($0.50)	($0.25)	($0.29)	($0.34)	($0.63)	$11.73	0.67%	0.60%	2.07%	(1.87%)	$255,376	34%
4/1/2014 - 3/31/2015	12.48	0.18	0.40	0.58	(0.25)	(0.20)	(0.45)	12.61	0.67%	0.60%	1.40%	4.69%	276,898	17%
4/1/2013 - 3/31/2014	12.10	0.11	0.50	0.61	(0.18)	(0.05)	(0.23)	12.48	0.69%	0.60%	0.89%	5.08%	274,899	5%
4/1/2012 - 3/31/2013	11.56	0.18	0.64	0.82	(0.28)	—	(0.28)	12.10	0.71%	0.60%	1.58%	7.22%	246,609	24%
4/1/2011 - 3/31/2012	11.25	0.18	0.35	0.53	(0.22)	—	(0.22)	11.56	0.73%	0.60%	1.62%	4.87%	188,660	10%
Class B
4/1/2015 - 3/31/2016	$12.46	$0.16	($0.49)	($0.33)	($0.23)	($0.34)	($0.57)	$11.56	1.42%	1.35%	1.32%	(2.61%)	$47,540	34%
4/1/2014 - 3/31/2015	12.36	0.08	0.40	0.48	(0.18)	(0.20)	(0.38)	12.46	1.42%	1.35%	0.65%	3.91%	51,223	17%
4/1/2013 - 3/31/2014	11.99	0.02	0.51	0.53	(0.11)	(0.05)	(0.16)	12.36	1.44%	1.35%	0.14%	4.47%	52,285	5%
4/1/2012 - 3/31/2013	11.46	0.10	0.63	0.73	(0.20)	—	(0.20)	11.99	1.46%	1.35%	0.85%	6.46%	49,372	24%
4/1/2011 - 3/31/2012	11.17	0.10	0.35	0.45	(0.16)	—	(0.16)	11.46	1.48%	1.35%	0.87%	4.07%	40,812	10%
Class C
4/1/2015 - 3/31/2016	$12.45	$0.16	($0.48)	($0.32)	($0.23)	($0.34)	($0.57)	$11.56	1.42%	1.35%	1.32%	(2.61%)	$221,192	34%
4/1/2014 - 3/31/2015	12.35	0.08	0.40	0.48	(0.18)	(0.20)	(0.38)	12.45	1.42%	1.35%	0.65%	3.93%	240,803	17%
4/1/2013 - 3/31/2014	11.99	0.02	0.51	0.53	(0.12)	(0.05)	(0.17)	12.35	1.44%	1.35%	0.14%	4.41%	228,445	5%
4/1/2012 - 3/31/2013	11.47	0.09	0.64	0.73	(0.21)	—	(0.21)	11.99	1.46%	1.35%	0.81%	6.41%	196,123	24%
4/1/2011 - 3/31/2012	11.16	0.10	0.36	0.46	(0.15)	—	(0.15)	11.47	1.48%	1.35%	0.87%	4.20%	144,900	10%
Class R
4/1/2015 - 3/31/2016	$12.56	$0.22	($0.49)	($0.27)	($0.27)	($0.34)	($0.61)	$11.68	0.92%	0.85%	1.82%	(2.15%)	$5,761	34%
4/1/2014 - 3/31/2015	12.44	0.14	0.41	0.55	(0.23)	(0.20)	(0.43)	12.56	0.92%	0.85%	1.15%	4.43%	6,881	17%
4/1/2013 - 3/31/2014	12.06	0.08	0.51	0.59	(0.16)	(0.05)	(0.21)	12.44	0.94%	0.85%	0.64%	4.91%	7,000	5%
4/1/2012 - 3/31/2013	11.52	0.16	0.63	0.79	(0.25)	—	(0.25)	12.06	0.96%	0.85%	1.39%	6.92%	6,482	24%
4/1/2011 - 3/31/2012	11.22	0.15	0.35	0.50	(0.20)	—	(0.20)	11.52	0.98%	0.85%	1.37%	4.53%	6,301	10%

See explanation of references on A-7

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended March 31, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Moderate-Conservative (Continued)
Advisor Class
4/1/2015 - 3/31/2016	$12.62	$0.28	($0.49)	($0.21)	($0.32)	($0.34)	($0.66)	$11.75	0.42%	0.35%	2.32%	(1.60%)	$4,891	34%
4/1/2014 - 3/31/2015	12.49	0.21	0.40	0.61	(0.28)	(0.20)	(0.48)	12.62	0.42%	0.35%	1.65%	4.89%	5,568	17%
4/1/2013 - 3/31/2014	12.10	0.13	0.51	0.64	(0.20)	(0.05)	(0.25)	12.49	0.44%	0.40%	1.09%	5.32%	2,892	5%
12/31/2012 - 3/31/2013	11.68	(0.01)	0.43	0.42	—	—	—	12.10	0.46%	0.40%	(0.40%)	3.60%	880	24%
Pacific Funds Portfolio Optimization Moderate
Class A
4/1/2015 - 3/31/2016	$14.20	$0.25	($0.60)	($0.35)	($0.28)	($0.58)	($0.86)	$12.99	0.66%	0.60%	1.85%	(2.50%)	$771,853	35%
4/1/2014 - 3/31/2015	13.98	0.18	0.55	0.73	(0.32)	(0.19)	(0.51)	14.20	0.66%	0.60%	1.28%	5.30%	844,759	19%
4/1/2013 - 3/31/2014	13.06	0.11	1.00	1.11	(0.19)	—	(0.19)	13.98	0.69%	0.60%	0.84%	8.51%	814,707	1%
4/1/2012 - 3/31/2013	12.26	0.15	0.86	1.01	(0.21)	—	(0.21)	13.06	0.70%	0.60%	1.20%	8.36%	654,158	25%
4/1/2011 - 3/31/2012	11.88	0.14	0.42	0.56	(0.18)	—	(0.18)	12.26	0.72%	0.60%	1.18%	4.82%	517,945	7%
Class B
4/1/2015 - 3/31/2016	$14.10	$0.15	($0.60)	($0.45)	($0.20)	($0.58)	($0.78)	$12.87	1.41%	1.35%	1.10%	(3.21%)	$142,921	35%
4/1/2014 - 3/31/2015	13.89	0.07	0.55	0.62	(0.22)	(0.19)	(0.41)	14.10	1.41%	1.35%	0.53%	4.49%	159,975	19%
4/1/2013 - 3/31/2014	12.96	0.01	1.01	1.02	(0.09)	—	(0.09)	13.89	1.44%	1.35%	0.09%	7.90%	156,450	1%
4/1/2012 - 3/31/2013	12.18	0.06	0.85	0.91	(0.13)	—	(0.13)	12.96	1.45%	1.35%	0.47%	7.49%	136,411	25%
4/1/2011 - 3/31/2012	11.80	0.05	0.43	0.48	(0.10)	—	(0.10)	12.18	1.47%	1.35%	0.43%	4.13%	115,513	7%
Class C
4/1/2015 - 3/31/2016	$14.08	$0.15	($0.60)	($0.45)	($0.20)	($0.58)	($0.78)	$12.85	1.41%	1.35%	1.10%	(3.22%)	$554,661	35%
4/1/2014 - 3/31/2015	13.87	0.07	0.55	0.62	(0.22)	(0.19)	(0.41)	14.08	1.41%	1.35%	0.53%	4.51%	601,814	19%
4/1/2013 - 3/31/2014	12.95	0.01	1.01	1.02	(0.10)	—	(0.10)	13.87	1.44%	1.35%	0.09%	7.89%	566,257	1%
4/1/2012 - 3/31/2013	12.17	0.06	0.85	0.91	(0.13)	—	(0.13)	12.95	1.45%	1.35%	0.46%	7.50%	445,932	25%
4/1/2011 - 3/31/2012	11.78	0.05	0.43	0.48	(0.09)	—	(0.09)	12.17	1.47%	1.35%	0.43%	4.18%	366,753	7%
Class R
4/1/2015 - 3/31/2016	$14.18	$0.22	($0.60)	($0.38)	($0.25)	($0.58)	($0.83)	$12.97	0.91%	0.85%	1.60%	(2.70%)	$25,429	35%
4/1/2014 - 3/31/2015	13.96	0.15	0.54	0.69	(0.28)	(0.19)	(0.47)	14.18	0.91%	0.85%	1.03%	5.00%	28,097	19%
4/1/2013 - 3/31/2014	13.03	0.08	1.00	1.08	(0.15)	—	(0.15)	13.96	0.94%	0.85%	0.59%	8.33%	31,641	1%
4/1/2012 - 3/31/2013	12.24	0.11	0.86	0.97	(0.18)	—	(0.18)	13.03	0.95%	0.85%	0.93%	8.02%	29,715	25%
4/1/2011 - 3/31/2012	11.84	0.11	0.43	0.54	(0.14)	—	(0.14)	12.24	0.97%	0.85%	0.93%	4.67%	23,321	7%
Advisor Class
4/1/2015 - 3/31/2016	$14.20	$0.29	($0.60)	($0.31)	($0.31)	($0.58)	($0.89)	$13.00	0.41%	0.35%	2.10%	(2.24%)	$19,835	35%
4/1/2014 - 3/31/2015	13.98	0.22	0.55	0.77	(0.36)	(0.19)	(0.55)	14.20	0.41%	0.35%	1.53%	5.54%	21,896	19%
4/1/2013 - 3/31/2014	13.06	0.14	1.00	1.14	(0.22)	—	(0.22)	13.98	0.44%	0.40%	1.04%	8.73%	19,945	1%
12/31/2012 - 3/31/2013	12.41	(0.01)	0.66	0.65	—	—	—	13.06	0.45%	0.40%	(0.40%)	5.24%	3,396	25%
Pacific Funds Portfolio Optimization Growth
Class A
4/1/2015 - 3/31/2016	$15.34	$0.19	($0.69)	($0.50)	($0.23)	($0.87)	($1.10)	$13.74	0.66%	0.60%	1.29%	(3.35%)	$570,267	34%
4/1/2014 - 3/31/2015	14.74	0.16	0.77	0.93	(0.33)	—	(0.33)	15.34	0.66%	0.60%	1.07%	6.36%	607,360	21%
4/1/2013 - 3/31/2014	13.33	0.09	1.51	1.60	(0.19)	—	(0.19)	14.74	0.69%	0.60%	0.66%	12.01%	555,319	1%
4/1/2012 - 3/31/2013	12.41	0.10	0.96	1.06	(0.14)	—	(0.14)	13.33	0.71%	0.60%	0.83%	8.62%	436,055	25%
4/1/2011 - 3/31/2012	12.05	0.10	0.38	0.48	(0.12)	—	(0.12)	12.41	0.72%	0.60%	0.82%	4.13%	365,426	8%
Class B
4/1/2015 - 3/31/2016	$15.22	$0.08	($0.69)	($0.61)	($0.15)	($0.87)	($1.02)	$13.59	1.41%	1.35%	0.54%	(4.13%)	$102,001	34%
4/1/2014 - 3/31/2015	14.62	0.05	0.77	0.82	(0.22)	—	(0.22)	15.22	1.41%	1.35%	0.32%	5.61%	119,159	21%
4/1/2013 - 3/31/2014	13.22	(0.01)	1.50	1.49	(0.09)	—	(0.09)	14.62	1.44%	1.35%	(0.09%)	11.25%	119,506	1%
4/1/2012 - 3/31/2013	12.30	0.01	0.96	0.97	(0.05)	—	(0.05)	13.22	1.46%	1.35%	0.09%	7.92%	105,757	25%
4/1/2011 - 3/31/2012	11.93	0.01	0.40	0.41	(0.04)	—	(0.04)	12.30	1.47%	1.35%	0.07%	3.50%	95,937	8%
Class C
4/1/2015 - 3/31/2016	$15.18	$0.08	($0.69)	($0.61)	($0.15)	($0.87)	($1.02)	$13.55	1.41%	1.35%	0.54%	(4.13%)	$366,805	34%
4/1/2014 - 3/31/2015	14.59	0.05	0.76	0.81	(0.22)	—	(0.22)	15.18	1.41%	1.35%	0.32%	5.59%	398,716	21%
4/1/2013 - 3/31/2014	13.19	(0.01)	1.50	1.49	(0.09)	—	(0.09)	14.59	1.44%	1.35%	(0.09%)	11.33%	375,368	1%
4/1/2012 - 3/31/2013	12.27	0.01	0.96	0.97	(0.05)	—	(0.05)	13.19	1.46%	1.35%	0.09%	7.95%	295,615	25%
4/1/2011 - 3/31/2012	11.91	0.01	0.39	0.40	(0.04)	—	(0.04)	12.27	1.47%	1.35%	0.07%	3.39%	257,114	8%

See explanation of references on A-7

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended March 31, were as follows:

Fund		Selected Per Share Data										Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)		Total	Net Investment Income		Capital Gains	Total		Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Growth (Continued)
Class R
4/1/2015 - 3/31/2016	$15.32	$0.15	($0.68)		($0.53)	($0.21)		($0.87)	($1.08)		$13.71	0.91%	0.85%	1.04%	(3.60%)	$18,328	34%
4/1/2014 - 3/31/2015	14.72	0.12	0.77		0.89	(0.29)		—	(0.29)		15.32	0.91%	0.85%	0.82%	6.10%	21,383	21%
4/1/2013 - 3/31/2014	13.32	0.06	1.49		1.55	(0.15)		—	(0.15)		14.72	0.94%	0.85%	0.41%	11.67%	20,326	1%
4/1/2012 - 3/31/2013	12.40	0.07	0.96		1.03	(0.11)		—	(0.11)		13.32	0.96%	0.85%	0.55%	8.38%	17,844	25%
4/1/2011 - 3/31/2012	12.03	0.07	0.40		0.47	(0.10)		—	(0.10)		12.40	0.97%	0.85%	0.57%	3.97%	14,710	8%
Advisor Class
4/1/2015 - 3/31/2016	$15.35	$0.22	($0.68)		($0.46)	($0.26)		($0.87)	($1.13)		$13.76	0.41%	0.35%	1.54%	(3.10%)	$12,084	34%
4/1/2014 - 3/31/2015	14.75	0.19	0.78		0.97	(0.37)		—	(0.37)		15.35	0.41%	0.35%	1.32%	6.61%	10,165	21%
4/1/2013 - 3/31/2014	13.34	0.12	1.51		1.63	(0.22)		—	(0.22)		14.75	0.44%	0.40%	0.86%	12.21%	5,111	1%
12/31/2012 - 3/31/2013	12.50	(0.01)	0.85		0.84	—		—	—		13.34	0.45%	0.40%	(0.40%)	6.72%	2,470	25%
Pacific Funds Portfolio Optimization Aggressive-Growth
Class A
4/1/2015 - 3/31/2016	$15.85	$0.16	($0.85)		($0.69)	($0.28)		($0.18)	($0.46)		$14.70	0.68%	0.60%	1.03%	(4.37%)	$170,874	35%
4/1/2014 - 3/31/2015	15.23	0.15	0.79		0.94	(0.32)		—	(0.32)		15.85	0.68%	0.60%	0.97%	6.18%	177,171	20%
4/1/2013 - 3/31/2014	13.50	0.08	1.77		1.85	(0.12)		—	(0.12)		15.23	0.71%	0.60%	0.58%	13.70%	161,858	5%
4/1/2012 - 3/31/2013	12.56	0.07	0.96		1.03	(0.09)		—	(0.09)		13.50	0.73%	0.60%	0.57%	8.30%	133,265	30%
4/1/2011 - 3/31/2012	12.29	0.06	0.27		0.33	(0.06)		—	(0.06)		12.56	0.74%	0.60%	0.52%	2.73%	122,397	13%
Class B
4/1/2015 - 3/31/2016	$15.57	$0.04	($0.84)		($0.80)	($0.16)		($0.18)	($0.34)		$14.43	1.43%	1.35%	0.28%	(5.15%)	$30,038	35%
4/1/2014 - 3/31/2015	14.94	0.03	0.80		0.83	(0.20)		—	(0.20)		15.57	1.43%	1.35%	0.22%	5.55%	35,840	20%
4/1/2013 - 3/31/2014	13.22	(0.02)	1.76		1.74	(0.02)		—	(0.02)		14.94	1.46%	1.35%	(0.17%)	13.13%	37,704	5%
4/1/2012 - 3/31/2013	12.28	(0.02)	0.96		0.94	(0.00	)(6)	—	(0.00	)(6)	13.22	1.48%	1.35%	(0.17%)	7.69%	33,013	30%
4/1/2011 - 3/31/2012	12.03	(0.03)	0.28		0.25	—		—	—		12.28	1.49%	1.35%	(0.23%)	2.08%	31,969	13%
Class C
4/1/2015 - 3/31/2016	$15.55	$0.04	($0.83)		($0.79)	($0.17)		($0.18)	($0.35)		$14.41	1.43%	1.35%	0.28%	(5.13%)	$100,573	35%
4/1/2014 - 3/31/2015	14.93	0.03	0.79		0.82	(0.20)		—	(0.20)		15.55	1.43%	1.35%	0.22%	5.54%	110,241	20%
4/1/2013 - 3/31/2014	13.22	(0.02)	1.75		1.73	(0.02)		—	(0.02)		14.93	1.46%	1.35%	(0.17%)	13.12%	101,888	5%
4/1/2012 - 3/31/2013	12.28	(0.02)	0.97		0.95	(0.01)		—	(0.01)		13.22	1.48%	1.35%	(0.18%)	7.71%	81,754	30%
4/1/2011 - 3/31/2012	12.03	(0.03)	0.28		0.25	—		—	—		12.28	1.49%	1.35%	(0.23%)	2.08%	76,613	13%
Class R
4/1/2015 - 3/31/2016	$15.77	$0.12	($0.84)		($0.72)	($0.24)		($0.18)	($0.42)		$14.63	0.93%	0.85%	0.78%	(4.59%)	$7,036	35%
4/1/2014 - 3/31/2015	15.15	0.11	0.79		0.90	(0.28)		—	(0.28)		15.77	0.93%	0.85%	0.72%	5.94%	8,893	20%
4/1/2013 - 3/31/2014	13.43	0.05	1.75		1.80	(0.08)		—	(0.08)		15.15	0.96%	0.85%	0.33%	13.45%	8,151	5%
4/1/2012 - 3/31/2013	12.48	0.04	0.97		1.01	(0.06)		—	(0.06)		13.43	0.98%	0.85%	0.33%	8.17%	7,251	30%
4/1/2011 - 3/31/2012	12.22	0.03	0.26		0.29	(0.03)		—	(0.03)		12.48	0.99%	0.85%	0.27%	2.43%	6,662	13%
Advisor Class
4/1/2015 - 3/31/2016	$15.86	$0.19	($0.84)		($0.65)	($0.32)		($0.18)	($0.50)		$14.71	0.43%	0.35%	1.28%	(4.13%)	$6,679	35%
4/1/2014 - 3/31/2015	15.23	0.19	0.79		0.98	(0.35)		—	(0.35)		15.86	0.43%	0.35%	1.22%	6.50%	6,480	20%
4/1/2013 - 3/31/2014	13.51	0.11	1.76		1.87	(0.15)		—	(0.15)		15.23	0.46%	0.40%	0.78%	13.84%	2,719	5%
12/31/2012 - 3/31/2013	12.56	(0.01)	0.96		0.95	—		—	—		13.51	0.48%	0.40%	(0.40%)	7.56%	222	30%
Pacific Funds Diversified Alternatives
Class A
4/1/2015 - 3/31/2016	$10.00	$0.35	($0.31)		$0.04	($0.37)		($0.04)	($0.41)		$9.63	1.36%	0.85%	3.65%	0.55%	$3,136	73%
4/1/2014 - 3/31/2015	9.99	0.38	(0.06)		0.32	(0.29)		(0.02)	(0.31)		10.00	2.83%	0.85%	3.77%	3.19%	1,465	23%
12/31/2013 - 3/31/2014	10.00	(0.01)	(0.00	)(6)	(0.01)	—		—	—		9.99	3.36%	0.85%	(0.34%)	(0.10%)	10	1%
Class C
4/1/2015 - 3/31/2016	$9.92	$0.28	($0.31)		($0.03)	($0.30)		($0.04)	($0.34)		$9.55	2.11%	1.60%	2.90%	(0.19%)	$661	73%
4/1/2014 - 3/31/2015	9.97	0.30	(0.06)		0.24	(0.27)		(0.02)	(0.29)		9.92	3.58%	1.60%	3.02%	2.39%	558	23%
12/31/2013 - 3/31/2014	10.00	(0.03)	(0.00	)(6)	(0.03)	—		—	—		9.97	4.11%	1.60%	(1.09%)	(0.30%)	10	1%

See explanation of references on A-7

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended March 31, were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Diversified Alternatives (Continued)
Advisor Class
4/1/2015 - 3/31/2016	$10.01	$0.39		($0.33)	$0.06	($0.38)	($0.04)	($0.42)	$9.65	1.11%	0.60%	3.90%	0.86%	$2,476	73%
4/1/2014 - 3/31/2015	9.99	0.41		(0.08)	0.33	(0.29)	(0.02)	(0.31)	10.01	2.58%	0.60%	4.02%	3.37%	3,771	23%
12/31/2013 - 3/31/2014	10.00	(0.00	)(6)	(0.01)	(0.01)	—	—	—	9.99	3.11%	0.60%	(0.09%)	(0.10%)	1,978	1%
Pacific Funds Short Duration Income
Class A
4/1/2015 - 3/31/2016	$10.41	$0.17		($0.15)	$0.02	($0.17)	$—	($0.17)	$10.26	1.06%	0.85%	1.62%	0.15%	$69,477	41%
4/1/2014 - 3/31/2015	10.46	0.19		(0.03)	0.16	(0.18)	(0.03)	(0.21)	10.41	1.09%	0.85%	1.77%	1.51%	48,685	78%
4/1/2013 - 3/31/2014	10.46	0.17		0.04	0.21	(0.18)	(0.03)	(0.21)	10.46	1.14%	0.85%	1.68%	2.00%	60,012	98%
6/29/2012 - 3/31/2013	10.20	0.16		0.32	0.48	(0.15)	(0.07)	(0.22)	10.46	1.24%	0.85%	2.02%	4.78%	22,589	146%
Class C
4/1/2015 - 3/31/2016	$10.39	$0.09		($0.15)	($0.06)	($0.09)	$—	($0.09)	$10.24	1.81%	1.60%	0.87%	(0.58%)	$44,180	41%
4/1/2014 - 3/31/2015	10.45	0.11		(0.03)	0.08	(0.11)	(0.03)	(0.14)	10.39	1.84%	1.60%	1.02%	0.68%	31,569	78%
4/1/2013 - 3/31/2014	10.45	0.10		0.03	0.13	(0.10)	(0.03)	(0.13)	10.45	1.89%	1.60%	0.93%	1.28%	23,769	98%
6/29/2012 - 3/31/2013	10.20	0.10		0.33	0.43	(0.11)	(0.07)	(0.18)	10.45	1.99%	1.60%	1.27%	4.28%	10,307	146%
Class I
4/1/2015 - 3/31/2016	$10.39	$0.20		($0.14)	$0.06	($0.20)	$—	($0.20)	$10.25	0.66%	0.55%	1.92%	0.54%	$1,695	41%
4/1/2014 - 3/31/2015	10.45	0.21		(0.03)	0.18	(0.21)	(0.03)	(0.24)	10.39	0.69%	0.57%	2.05%	1.70%	1,516	78%
4/1/2013 - 3/31/2014	10.45	0.21		0.02	0.23	(0.20)	(0.03)	(0.23)	10.45	0.74%	0.60%	1.93%	2.20%	979	98%
4/1/2012 - 3/31/2013	10.14	0.23		0.38	0.61	(0.23)	(0.07)	(0.30)	10.45	1.08%	0.60%	2.27%	6.10%	13,280	146%
12/19/2011 - 3/31/2012	10.00	0.06		0.15	0.21	(0.07)	—	(0.07)	10.14	2.04%	0.60%	2.06%	2.10%	12,251	73%
Advisor Class
4/1/2015 - 3/31/2016	$10.41	$0.19		($0.15)	$0.04	($0.19)	$—	($0.19)	$10.26	0.81%	0.60%	1.87%	0.40%	$129,455	41%
4/1/2014 - 3/31/2015	10.46	0.21		(0.02)	0.19	(0.21)	(0.03)	(0.24)	10.41	0.83%	0.60%	2.02%	1.78%	51,901	78%
4/1/2013 - 3/31/2014	10.46	0.20		0.03	0.23	(0.20)	(0.03)	(0.23)	10.46	0.89%	0.60%	1.93%	2.25%	9,595	98%
6/29/2012 - 3/31/2013	10.20	0.18		0.31	0.49	(0.16)	(0.07)	(0.23)	10.46	0.99%	0.60%	2.27%	4.85%	3,148	146%
Pacific Funds Core Income
Class A
4/1/2015 - 3/31/2016	$10.79	$0.31		($0.34)	($0.03)	($0.31)	$—	($0.31)	$10.45	1.14%	0.95%	2.92%	(0.27%)	$196,297	74%
4/1/2014 - 3/31/2015	10.66	0.31		0.13	0.44	(0.31)	—	(0.31)	10.79	1.14%	0.93%	2.93%	4.17%	218,368	53%
4/1/2013 - 3/31/2014	10.92	0.32		(0.09)	0.23	(0.33)	(0.16)	(0.49)	10.66	1.16%	0.90%	3.03%	2.27%	221,086	120%
4/1/2012 - 3/31/2013	10.61	0.30		0.55	0.85	(0.29)	(0.25)	(0.54)	10.92	1.17%	0.90%	2.76%	8.13%	333,987	171%
4/1/2011 - 3/31/2012	10.16	0.30		0.48	0.78	(0.30)	(0.03)	(0.33)	10.61	1.35%	0.90%	2.94%	7.79%	247,522	199%
Class C
4/1/2015 - 3/31/2016	$10.79	$0.23		($0.34)	($0.11)	($0.23)	$—	($0.23)	$10.45	1.89%	1.70%	2.17%	(1.03%)	$140,657	74%
4/1/2014 - 3/31/2015	10.66	0.23		0.13	0.36	(0.23)	—	(0.23)	10.79	1.89%	1.68%	2.18%	3.42%	183,952	53%
4/1/2013 - 3/31/2014	10.93	0.24		(0.10)	0.14	(0.25)	(0.16)	(0.41)	10.66	1.91%	1.65%	2.28%	1.41%	122,946	120%
4/1/2012 - 3/31/2013	10.62	0.22		0.55	0.77	(0.21)	(0.25)	(0.46)	10.93	1.92%	1.65%	2.01%	7.37%	160,472	171%
6/30/2011 - 3/31/2012	10.32	0.17		0.33	0.50	(0.17)	(0.03)	(0.20)	10.62	2.07%	1.65%	2.17%	4.89%	76,726	199%
Class I
4/1/2015 - 3/31/2016	$10.80	$0.34		($0.34)	$0.00	($0.34)	$—	($0.34)	$10.46	0.74%	0.65%	3.22%	0.03%	$3,585	74%
4/1/2014 - 3/31/2015	10.67	0.34		0.13	0.47	(0.34)	—	(0.34)	10.80	0.73%	0.65%	3.21%	4.46%	3,806	53%
4/1/2013 - 3/31/2014	10.93	0.35		(0.09)	0.26	(0.36)	(0.16)	(0.52)	10.67	0.76%	0.65%	3.28%	2.53%	1,187	120%
4/1/2012 - 3/31/2013	10.62	0.33		0.55	0.88	(0.32)	(0.25)	(0.57)	10.93	0.77%	0.65%	3.01%	8.39%	1,794	171%
4/1/2011 - 3/31/2012	10.16	0.36		0.44	0.80	(0.31)	(0.03)	(0.34)	10.62	0.95%	0.65%	3.42%	7.95%	1,292	199%
Advisor Class
4/1/2015 - 3/31/2016	$10.81	$0.33		($0.34)	($0.01)	($0.33)	$—	($0.33)	$10.47	0.89%	0.70%	3.17%	(0.02%)	$249,677	74%
4/1/2014 - 3/31/2015	10.68	0.34		0.13	0.47	(0.34)	—	(0.34)	10.81	0.88%	0.69%	3.17%	4.43%	219,437	53%
4/1/2013 - 3/31/2014	10.95	0.35		(0.10)	0.25	(0.36)	(0.16)	(0.52)	10.68	0.91%	0.65%	3.28%	2.53%	69,489	120%
6/29/2012 - 3/31/2013	10.79	0.24		0.41	0.65	(0.24)	(0.25)	(0.49)	10.95	0.94%	0.67%	2.99%	5.97%	93,966	171%
Pacific Funds Strategic Income
Class A
4/1/2015 - 3/31/2016	$10.75	$0.43		($0.66)	($0.23)	($0.43)	$—	($0.43)	$10.09	1.26%	1.05%	4.20%	(2.17%)	$52,218	94%
4/1/2014 - 3/31/2015	11.20	0.46		(0.37)	0.09	(0.44)	(0.10)	(0.54)	10.75	1.28%	1.05%	4.18%	0.84%	51,175	157%
4/1/2013 - 3/31/2014	11.23	0.48		0.30	0.78	(0.49)	(0.32)	(0.81)	11.20	1.43%	1.05%	4.34%	7.25%	37,896	190%
6/29/2012 - 3/31/2013	10.53	0.38		0.98	1.36	(0.36)	(0.30)	(0.66)	11.23	1.47%	1.05%	4.55%	13.12%	20,963	353%

See explanation of references on A-7

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended March 31, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Strategic Income (Continued)
Class C
4/1/2015 - 3/31/2016	$10.73	$0.36	($0.67)	($0.31)	($0.35)	$—	($0.35)	$10.07	2.01%	1.80%	3.45%	(2.90%)	$44,196	94%
4/1/2014 - 3/31/2015	11.19	0.38	(0.38)	—	(0.36)	(0.10)	(0.46)	10.73	2.03%	1.80%	3.43%	0.03%	42,684	157%
4/1/2013 - 3/31/2014	11.22	0.40	0.30	0.70	(0.41)	(0.32)	(0.73)	11.19	2.18%	1.80%	3.59%	6.51%	23,451	190%
6/29/2012 - 3/31/2013	10.53	0.32	0.98	1.30	(0.31)	(0.30)	(0.61)	11.22	2.22%	1.80%	3.80%	12.52%	7,948	353%
Class I
4/1/2015 - 3/31/2016	$10.70	$0.46	($0.67)	($0.21)	($0.46)	$—	($0.46)	$10.03	0.86%	0.75%	4.50%	(1.98%)	$948	94%
4/1/2014 - 3/31/2015	11.15	0.49	(0.37)	0.12	(0.47)	(0.10)	(0.57)	10.70	0.88%	0.77%	4.46%	1.13%	1,381	157%
4/1/2013 - 3/31/2014	11.18	0.52	0.28	0.80	(0.51)	(0.32)	(0.83)	11.15	1.03%	0.80%	4.59%	7.51%	1,686	190%
4/1/2012 - 3/31/2013	10.40	0.52	1.09	1.61	(0.53)	(0.30)	(0.83)	11.18	1.22%	0.80%	4.80%	15.94%	22,099	353%
12/19/2011 - 3/31/2012	10.00	0.14	0.38	0.52	(0.12)	—	(0.12)	10.40	1.78%	0.80%	4.84%	5.22%	17,796	156%
Advisor Class
4/1/2015 - 3/31/2016	$10.76	$0.46	($0.68)	($0.22)	($0.45)	$—	($0.45)	$10.09	1.01%	0.80%	4.45%	(2.01%)	$115,565	94%
4/1/2014 - 3/31/2015	11.20	0.48	(0.35)	0.13	(0.47)	(0.10)	(0.57)	10.76	1.03%	0.80%	4.43%	1.20%	66,223	157%
4/1/2013 - 3/31/2014	11.24	0.51	0.29	0.80	(0.52)	(0.32)	(0.84)	11.20	1.18%	0.80%	4.59%	7.42%	9,302	190%
6/29/2012 - 3/31/2013	10.53	0.40	0.97	1.37	(0.36)	(0.30)	(0.66)	11.24	1.24%	0.82%	4.78%	13.31%	1,575	353%
Pacific Funds Floating Rate Income
Class A
4/1/2015 - 3/31/2016	$10.08	$0.39	($0.32)	$0.07	($0.39)	$—	($0.39)	$9.76	1.30%	1.12%	3.92%	0.72%	$191,376	99%
4/1/2014 - 3/31/2015	10.51	0.44	(0.40)	0.04	(0.44)	(0.03)	(0.47)	10.08	1.29%	1.07%	4.20%	0.38%	215,160	80%
4/1/2013 - 3/31/2014	10.46	0.40	0.04	0.44	(0.37)	(0.02)	(0.39)	10.51	1.30%	1.05%	3.86%	4.30%	375,848	123%
4/1/2012 - 3/31/2013	10.07	0.46	0.46	0.92	(0.43)	(0.10)	(0.53)	10.46	1.43%	1.05%	4.46%	9.36%	125,007	186%
12/30/2011 - 3/31/2012	9.81	0.13	0.24	0.37	(0.11)	—	(0.11)	10.07	1.55%	1.05%	5.33%	3.79%	12,071	139%
Class C
4/1/2015 - 3/31/2016	$10.06	$0.31	($0.31)	$0.00	($0.32)	$—	($0.32)	$9.74	2.05%	1.87%	3.17%	(0.04%)	$161,326	99%
4/1/2014 - 3/31/2015	10.50	0.36	(0.40)	(0.04)	(0.37)	(0.03)	(0.40)	10.06	2.04%	1.82%	3.45%	(0.46%)	179,798	80%
4/1/2013 - 3/31/2014	10.45	0.33	0.04	0.37	(0.30)	(0.02)	(0.32)	10.50	2.05%	1.80%	3.11%	3.57%	214,365	123%
4/1/2012 - 3/31/2013	10.07	0.38	0.46	0.84	(0.36)	(0.10)	(0.46)	10.45	2.18%	1.80%	3.71%	8.56%	63,045	186%
12/30/2011 - 3/31/2012	9.81	0.11	0.25	0.36	(0.10)	—	(0.10)	10.07	2.30%	1.80%	4.61%	3.68%	3,372	139%
Class I
4/1/2015 - 3/31/2016	$10.09	$0.42	($0.32)	$0.10	($0.42)	$—	($0.42)	$9.77	0.90%	0.82%	4.22%	1.02%	$91,984	99%
4/1/2014 - 3/31/2015	10.53	0.46	(0.40)	0.06	(0.47)	(0.03)	(0.50)	10.09	0.89%	0.81%	4.46%	0.55%	88,508	80%
4/1/2013 - 3/31/2014	10.47	0.43	0.05	0.48	(0.40)	(0.02)	(0.42)	10.53	0.90%	0.80%	4.11%	4.65%	96,635	123%
4/1/2012 - 3/31/2013	10.08	0.48	0.46	0.94	(0.45)	(0.10)	(0.55)	10.47	1.03%	0.80%	4.71%	9.56%	10,726	186%
6/30/2011 - 3/31/2012	10.00	0.34	0.06	0.40	(0.32)	—	(0.32)	10.08	1.24%	0.80%	4.60%	4.11%	41,834	139%
Advisor Class
4/1/2015 - 3/31/2016	$10.11	$0.41	($0.32)	$0.09	($0.41)	$—	($0.41)	$9.79	1.05%	0.87%	4.17%	0.96%	$231,437	99%
4/1/2014 - 3/31/2015	10.54	0.46	(0.39)	0.07	(0.47)	(0.03)	(0.50)	10.11	1.04%	0.82%	4.45%	0.63%	270,383	80%
4/1/2013 - 3/31/2014	10.49	0.43	0.04	0.47	(0.40)	(0.02)	(0.42)	10.54	1.05%	0.80%	4.11%	4.54%	368,122	123%
6/29/2012 - 3/31/2013	10.12	0.36	0.45	0.81	(0.34)	(0.10)	(0.44)	10.49	1.15%	0.80%	4.70%	8.13%	35,648	186%
Pacific Funds Limited Duration High Income
Class A
4/1/2015 - 3/31/2016	$9.60	$0.41	($0.74)	($0.33)	($0.41)	$—	($0.41)	$8.86	1.45%	1.08%	4.44%	(3.48%)	$7,503	48%
4/1/2014 - 3/31/2015	10.22	0.45	(0.58)	(0.13)	(0.45)	(0.04)	(0.49)	9.60	1.49%	1.08%	4.51%	(1.27%)	7,094	49%
7/31/2013 - 3/31/2014	10.00	0.26	0.22	0.48	(0.25)	(0.01)	(0.26)	10.22	1.67%	1.08%	3.94%	4.85%	8,677	53%
Class C
4/1/2015 - 3/31/2016	$9.58	$0.34	($0.73)	($0.39)	($0.34)	$—	($0.34)	$8.85	2.20%	1.83%	3.69%	(4.10%)	$3,104	48%
4/1/2014 - 3/31/2015	10.20	0.37	(0.57)	(0.20)	(0.38)	(0.04)	(0.42)	9.58	2.21%	1.83%	3.76%	(1.99%)	3,664	49%
7/31/2013 - 3/31/2014	10.00	0.21	0.22	0.43	(0.22)	(0.01)	(0.23)	10.20	2.42%	1.83%	3.19%	4.28%	2,442	53%
Class I
4/1/2015 - 3/31/2016	$9.60	$0.44	($0.74)	($0.30)	($0.44)	$—	($0.44)	$8.86	1.05%	0.78%	4.74%	(3.19%)	$21,217	48%
4/1/2014 - 3/31/2015	10.22	0.48	(0.58)	(0.10)	(0.48)	(0.04)	(0.52)	9.60	1.09%	0.80%	4.79%	(0.89%)	21,921	49%
7/31/2013 - 3/31/2014	10.00	0.28	0.21	0.49	(0.26)	(0.01)	(0.27)	10.22	1.27%	0.83%	4.19%	4.87%	22,227	53%

See explanation of references on A-7

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended March 31, were as follows:

Fund		Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Limited Duration High Income (Continued)
Advisor Class
4/1/2015 - 3/31/2016	$9.60	$0.44		($0.75)	($0.31)	($0.43)		$—	($0.43)	$8.86	1.20%	0.83%	4.69%	(3.24%)	$1,975	48%
4/1/2014 - 3/31/2015	10.21	0.46		(0.55)	(0.09)	(0.48)		(0.04)	(0.52)	9.60	1.18%	0.83%	4.76%	(0.92%)	5,669	49%
7/31/2013 - 3/31/2014	10.00	0.28		0.21	0.49	(0.27)		(0.01)	(0.28)	10.21	1.42%	0.83%	4.19%	4.89%	1,860	53%
Pacific Funds High Income
Class A
4/1/2015 - 3/31/2016	$10.48	$0.50		($1.10)	($0.60)	($0.44)		$—	($0.44)	$9.44	1.28%	1.05%	5.05%	(5.79%)	$10,391	54%
4/1/2014 - 3/31/2015	11.22	0.54		(0.60)	(0.06)	(0.52)		(0.16)	(0.68)	10.48	1.50%	1.05%	4.90%	(0.49%)	5,900	60%
4/1/2013 - 3/31/2014	11.16	0.56		0.25	0.81	(0.55)		(0.20)	(0.75)	11.22	1.67%	1.05%	5.03%	7.50%	6,441	99%
6/29/2012 - 3/31/2013	10.57	0.46		0.84	1.30	(0.44)		(0.27)	(0.71)	11.16	1.87%	1.05%	5.57%	12.59%	3,497	154%
Class C
4/1/2015 - 3/31/2016	$10.47	$0.43		($1.10)	($0.67)	($0.37)		$—	($0.37)	$9.43	2.03%	1.80%	4.30%	(6.52%)	$4,324	54%
4/1/2014 - 3/31/2015	11.21	0.45		(0.59)	(0.14)	(0.44)		(0.16)	(0.60)	10.47	2.24%	1.80%	4.15%	(1.22%)	5,419	60%
4/1/2013 - 3/31/2014	11.16	0.47		0.25	0.72	(0.47)		(0.20)	(0.67)	11.21	2.42%	1.80%	4.28%	6.65%	5,245	99%
6/29/2012 - 3/31/2013	10.57	0.40		0.85	1.25	(0.39)		(0.27)	(0.66)	11.16	2.62%	1.80%	4.82%	12.11%	2,203	154%
Class I
4/1/2015 - 3/31/2016	$10.41	$0.54		($1.11)	($0.57)	($0.47)		$—	($0.47)	$9.37	0.88%	0.75%	5.35%	(5.57%)	$58	54%
4/1/2014 - 3/31/2015	11.14	0.57		(0.61)	(0.04)	(0.53)		(0.16)	(0.69)	10.41	1.10%	0.77%	5.18%	(0.30%)	241	60%
4/1/2013 - 3/31/2014	11.09	0.58		0.24	0.82	(0.57)		(0.20)	(0.77)	11.14	1.27%	0.80%	5.28%	7.72%	9,493	99%
4/1/2012 - 3/31/2013	10.58	0.63		0.82	1.45	(0.67)		(0.27)	(0.94)	11.09	1.78%	0.80%	5.82%	14.21%	8,810	154%
12/19/2011 - 3/31/2012	10.00	0.20		0.55	0.75	(0.17)		—	(0.17)	10.58	2.82%	0.80%	6.73%	7.50%	7,523	93%
Advisor Class
4/1/2015 - 3/31/2016	$10.49	$0.53		($1.12)	($0.59)	($0.46)		$—	($0.46)	$9.44	1.03%	0.80%	5.30%	(5.66%)	$1,666	54%
4/1/2014 - 3/31/2015	11.23	0.57		(0.60)	(0.03)	(0.55)		(0.16)	(0.71)	10.49	1.24%	0.80%	5.15%	(0.23%)	3,807	60%
4/1/2013 - 3/31/2014	11.18	0.58		0.24	0.82	(0.57)		(0.20)	(0.77)	11.23	1.42%	0.80%	5.28%	7.67%	3,064	99%
6/29/2012 - 3/31/2013	10.57	0.48		0.85	1.33	(0.45)		(0.27)	(0.72)	11.18	1.63%	0.81%	5.81%	12.87%	279	154%
Pacific Funds Large-Cap (7)
Class A
1/11/2016 - 3/31/2016	$9.10	$0.03		$0.53	$0.56	$—		$—	$—	$9.66	6.07%	1.00%	1.35%	6.15%	$551	27%
Class C
1/11/2016 - 3/31/2016	$9.10	$0.01		$0.54	$0.55	$—		$—	$—	$9.65	6.82%	1.75%	0.60%	6.04%	$525	27%
Advisor Class
1/11/2016 - 3/31/2016	$9.10	$0.03		$0.54	$0.57	$—		$—	$—	$9.67	5.82%	0.75%	1.60%	6.26%	$564	27%
Investor Class
12/1/2015 - 3/31/2016	$10.07	$0.04		($0.31)	($0.27)	($0.15	)(8)	$—	($0.15)	$9.65	6.37%	1.00%	1.35%	(2.68%)	$674	27%
12/31/2014 - 11/30/2015	10.00	0.12		(0.05)	0.07	—		—	—	10.07	15.97%	1.00%	1.20%	0.70%	631	45%
Pacific Funds Large-Cap Value (7)
Class A
1/11/2016 - 3/31/2016	$8.97	$0.04		$0.45	$0.49	$—		$—	$—	$9.46	10.34%	1.10%	1.92%	5.46%	$499	48%
Class C
1/11/2016 - 3/31/2016	$8.97	$0.02		$0.46	$0.48	$—		$—	$—	$9.45	11.09%	1.85%	1.17%	5.35%	$477	48%
Advisor Class
1/11/2016 - 3/31/2016	$8.97	$0.04		$0.46	$0.50	$—		$—	$—	$9.47	10.09%	0.85%	2.17%	5.57%	$777	48%
Investor Class
12/1/2015 - 3/31/2016	$10.01	$0.06		($0.34)	($0.28)	($0.27)		$—	($0.27)	$9.46	12.77%	1.07%	1.95%	(2.76%)	$514	48%
12/31/2014 - 11/30/2015	10.00	0.13		(0.12)	0.01	—		—	—	10.01	30.13%	1.00%	1.42%	0.10%	500	44%
Pacific Funds Small/Mid-Cap (7)
Class A
1/11/2016 - 3/31/2016	$9.33	$0.00	(6)	$0.60	$0.60	$—		$—	$—	$9.93	5.43%	1.30%	0.07%	6.43%	$2,254	11%
Class C
1/11/2016 - 3/31/2016	$9.33	($0.01)		$0.59	$0.58	$—		$—	$—	$9.91	6.18%	2.05%	(0.68%)	6.22%	$527	11%
Advisor Class
1/11/2016 - 3/31/2016	$9.33	$0.01		$0.58	$0.59	$—		$—	$—	$9.92	5.18%	1.05%	0.32%	6.32%	$1,965	11%

See explanation of references on A-7

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended March 31, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Small/Mid-Cap (Continued) (7)
Investor Class
1/11/2016 - 3/31/2016	$9.33	$0.00 (6)	$0.58	$0.58	$—	$—	$—	$9.91	5.43%	1.35%	0.02%	6.22%	$2,286	11%
Pacific Funds Small-Cap (7)
Class A
1/11/2016 - 3/31/2016	$9.10	$0.01	$0.57	$0.58	$—	$—	$—	$9.68	17.67%	1.30%	0.31%	6.37%	$324	27%
Class C
1/11/2016 - 3/31/2016	$9.10	($0.01)	$0.57	$0.56	$—	$—	$—	$9.66	18.42%	2.05%	(0.44%)	6.15%	$130	27%
Advisor Class
1/11/2016 - 3/31/2016	$9.10	$0.01	$0.57	$0.58	$—	$—	$—	$9.68	17.42%	1.05%	0.56%	6.37%	$153	27%
Investor Class
1/11/2016 - 3/31/2016	$9.10	$0.01	$0.56	$0.57	$—	$—	$—	$9.67	17.67%	1.35%	0.26%	6.26%	$18	27%
Pacific Funds Small-Cap Value (7)
Class A
1/11/2016 - 3/31/2016	$8.80	$0.02	$0.65	$0.67	$—	$—	$—	$9.47	15.99%	1.30%	0.97%	7.73%	$148	17%
Class C
1/11/2016 - 3/31/2016	$8.80	$0.00 (6)	$0.66	$0.66	$—	$—	$—	$9.46	16.74%	2.05%	0.22%	7.50%	$121	17%
Advisor Class
1/11/2016 - 3/31/2016	$8.80	$0.02	$0.66	$0.68	$—	$—	$—	$9.48	15.74%	1.05%	1.22%	7.84%	$261	17%
Investor Class
1/11/2016 - 3/31/2016	$8.80	$0.02	$0.65	$0.67	$—	$—	$—	$9.47	15.99%	1.35%	0.92%	7.73%	$59	17%
Pacific Funds Small-Cap Growth (7)
Class A
1/11/2016 - 3/31/2016	$9.27	($0.01)	$0.35	$0.34	$—	$—	$—	$9.61	12.44%	1.30%	(0.70%)	3.88%	$43	7%
Class C
1/11/2016 - 3/31/2016	$9.27	($0.03)	$0.37	$0.34	$—	$—	$—	$9.61	13.19%	2.05%	(1.45%)	3.67%	$34	7%
Advisor Class
1/11/2016 - 3/31/2016	$9.27	($0.01)	$0.38	$0.37	$—	$—	$—	$9.64	12.19%	1.05%	(0.45%)	3.99%	$234	7%
Investor Class
12/1/2015 - 3/31/2016	$10.42	($0.02)	($0.78)	($0.80)	$—	$—	$—	$9.62	12.79%	1.25%	(0.65%)	(7.68%)	$977	7%
12/31/2014 - 11/30/2015	10.00	(0.07)	0.49	0.42	—	—	—	10.42	17.40%	1.25%	(0.70%)	4.20%	1,047	34%

(1)	For share classes that commenced operations after April 1, 2011, the first date reported represents the commencement date of operations for that share class.
(2)	Net investment income (loss) per share has been calculated using the average shares method.
(3)	The ratios are annualized for periods of less than one full year.
(4)	The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios for all the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives do not include fees and expenses of the underlying funds in which the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives invest.
(5)	The total returns include reinvestment of all dividends and capital gains distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.
(6)	Reflects an amount rounding to less than $0.01 per share.
(7)	Because of the change in fiscal year end from November 30 to March 31 for the Fund, the following periods are shown for the Fund: (i) the period from December 31, 2014 through November 30, 2015, which reflects the fiscal year end for the Predecessor Fund prior to the reorganization and (ii) the period from December 1, 2015 or class commencement date through March 31, 2016, which reflects the change in fiscal year end for the Fund upon the reorganization.
(8)	Includes $0.01 per share return of capital distribution.

WHERE TO GO FOR MORE INFORMATION

You’ll find more information about the Funds in the following documents:

Annual, Semi-Annual and Quarterly Reports

The Trust’s annual, semi-annual and quarterly reports for the Funds included in this prospectus, once available, will provide additional information about Fund investments. The Trust’s annual reports list the holdings of the Funds (or a summary of holdings), describe Fund performance, include audited financial statements and tell you how investment strategies and Fund performance have responded to recent market conditions and economic trends. The Trust’s semi-annual reports list the holdings of the Funds (or a summary of the holdings) and include unaudited financial statements. The Trust’s annual and semi-annual reports may contain a summary schedule of investments for certain Funds. A complete schedule of investments may be obtained as noted below. The Trust’s quarterly reports provide a list of the holdings of the Funds.

Statement of Additional Information (“SAI”)

The SAI contains detailed information about each Fund’s investments, strategies and risks and a full description of the Trust’s policies and procedures regarding disclosure of the Fund’s portfolio holdings. The SAI is considered to be part of this prospectus because it is incorporated herein by reference.

How to Obtain Documents

This prospectus, the SAI, and other regulatory documents of the Trust, once filed, are available, free of charge, on the Trust’s website (www.pacificlife.com/pacificfunds.html). You may also call or write for a free copy of these documents. You can also obtain these documents, reports and other information by contacting the U.S. Securities and Exchange Commission’s (“SEC”) Public Reference Room. The SEC may charge you a fee for this information.

Portfolio Holdings Information

Each Fund’s unaudited portfolio holdings information can be found at www.PacificLife.com/PacificFundsMonthlyHoldings.html. Month-end portfolio holdings for Funds are generally posted approximately three to five business days following month-end. There may be an additional delay for certain Funds as indicated on the website. The investment adviser reserves the right to post holdings for any Fund more frequently than monthly, but may resume posting monthly at its discretion. Holdings information will remain available on the website until the next period’s information is posted or longer if required by law.

How to Contact the Trust

If you have any questions about any of the Funds or would like to obtain a copy of the Trust’s prospectus, SAI or annual or semi-annual report at no cost, contact:

Regular mail: Pacific Funds, P.O. Box 9768, Providence, RI 02940-9768

Express mail: Pacific Funds, 4400 Computer Drive, Westborough MA 01581

Telephone: Customer Service (800) 722-2333 (select Option 2) (Monday through Friday)

How to Contact the SEC

Commission’s Public Reference Section

100 F Street, NE

Washington, D.C. 20549-1520

Website: www.sec.gov

E-mail: publicinfo@sec.gov

Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You may also access reports and other information about a Fund on the EDGAR Database on the SEC’s webpage at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, D.C. 20549-1520, or by e-mailing your request to publicinfo@sec.gov.

FINRA BrokerCheck

The Financial Industry Regulatory Authority (“FINRA”) provides investor protection education through its website and printed materials. The FINRA website address is www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck may be obtained from FINRA. The FINRA BrokerCheck hotline number is 1-800-289-9999. FINRA does not charge a fee for BrokerCheck services.

SEC file number 811-10385

SUPPLEMENT DATED APRIL 10, 2017

TO THE PROSPECTUS DATED AUGUST 1, 2016

FOR PACIFIC FUNDS CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS AND INVESTOR CLASS SHARES

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes in this supplement apply to all Funds, unless otherwise noted, and are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references in the Prospectus to Barclays are replaced with “Bloomberg Barclays.”

Fund Summaries section

In the Fees and Expenses of the Fund subsection for each Fund, the last sentence in the first paragraph is deleted and replaced with the following:

More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.

Pacific Funds Short Duration Income – In the Principal Investment Strategies subsection, the fourth sentence in the first paragraph is deleted and replaced with the following:

Debt securities in which the Fund invests may include those issued by non-U.S. entities denominated in U.S. dollars and are primarily in developed markets.

Pacific Funds Short Duration Income – In the Principal Risks subsection, the following risk is added:

•	Sector Risk: The Fund may be invested more heavily from time to time in a particular sector (which is broader than an industry classification) based on investment opportunities or market conditions. For example, the Fund could invest more heavily in certain sectors at various times relative to its benchmark index. If the Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events. For more information on the Fund’s sector holdings, please refer to its annual report, semi-annual report or quarterly holdings report.

Pacific Funds Short Duration Income – In the Performance subsection, the bar chart titled Calendar Year Total Returns (%) is deleted and replaced with the following:

Calendar Year Total Returns (%)1

1.	Class I return for the period 1/1/17 through 3/31/17: 0.84%

Pacific Funds Short Duration Income – In the Performance subsection, the Average Annual Total Returns table is deleted and replaced with the following:

Average Annual Total Returns (For the periods ended December 31, 2016)	1 year	5 years	Since Inception
Class I (incepted December 19, 2011) (before taxes)	2.92%	2.86%	2.84%
Class I (after taxes on distributions)	2.08%	1.92%	1.90%
Class I (after taxes on distributions and sale of Fund shares)	1.65%	1.80%	1.78%
Class A (incepted June 29, 2012) (before taxes)	(0.62%)	N/A	1.49%
Class C (incepted June 29, 2012) (before taxes)	0.75%	N/A	1.44%
Advisor Class (incepted June 29, 2012) (before taxes)	2.77%	N/A	2.42%
Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	1.28%	0.92%	0.92%

Additional Summary Information section

In the Purchase and Sale of Fund Shares subsection, the third paragraph is deleted and replaced with the following:

Purchase and sale orders for accounts held directly with the Trust are executed at the next net asset value (“NAV”), plus or minus any applicable sales charges, determined after the transfer agent of the Trust receives an order in proper form at its processing location in Westborough, MA (which may not be the same day the order is first received at the Trust’s P.O. Box for any orders sent to the Trust’s P.O. Box as these orders must be picked up and delivered to the Trust’s Westborough, MA location for review and processing). Purchase and sale orders for accounts held with a financial intermediary are executed at the next NAV, plus or minus any applicable sales charges, determined after the order is received by the financial intermediary in proper form.

Additional Information About Principal Investment Strategies and Principal Risks section

Pacific Funds Short Duration Income – In the Principal Investment Strategies subsection, the fourth sentence in the first paragraph is deleted and replaced with the following:

Debt securities in which the Fund invests may include those issued by non-U.S. entities denominated in U.S. dollars and are primarily in developed markets.

Pacific Funds Short Duration Income – In the Principal Risks subsection, the following risk is added:

•	Sector Risk

All Funds – In the General Investment Information subsection, the last sentence in the fifth paragraph is deleted and replaced with the following:

High portfolio turnover rates may cause a Fund to incur higher levels of trading costs, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund.

In the Additional Risk Information subsection, the third sentence in the first paragraph is deleted and replaced with the following:

The following provides additional information about the risks of the Fund identified in the Fund Summary section, as well as information about the following risks: Cybersecurity Risk, Increase in Expenses Risk, Investment Style Risk, Natural Disasters Risk, Redemption Risk and Sector Risk.

In the Additional Risk Information subsection, Debt Securities Risk is deleted and replaced with the following:

•	Debt Securities Risk. Debt securities and other debt instruments are subject to many risks, including but not limited to interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security.

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Additional Information About Fees and Expenses section

In the Additional Information About Shareholder Fees – Examples for Class A Shares Purchased at Net Asset Value subsection, the first sentence in the first paragraph is deleted and replaced with the following:

Class A shares may be purchased at net asset value (“NAV”) (without an initial sales charge) under certain circumstances – see the Sales Charges – Waivers and Reductions (Class A Shares) subsection within the Overview of the Share Classes section of this Prospectus and the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries for eligibility.

All disclosure in the Additional Information About Operating Expenses – Operating Expense Reimbursements subsection is deleted and replaced with the following:

To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund for certain operating expenses that exceed an annual rate based on a percentage of the Funds’ average daily net assets as described in the Annual Fund Operating Expenses table for each Fund. These operating expenses include, but are not limited to: administration fees and expenses; organizational expenses; custody expenses; expenses for audit, tax, and certain legal services; preparation, printing, filing and distribution to existing shareholders of proxies, prospectuses and shareholder reports and other regulatory documents as applicable; independent trustees’ fees; and establishing, overseeing and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; acquired fund fees and expenses; interest; taxes (including foreign taxes on dividends, interest and gains); brokerage commissions and other transactional expenses; dividends on securities sold short; and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Funds’ business.

There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA as described in the Annual Fund Operating Expenses table for the Fund. Any amounts repaid to PLFA will have the effect of increasing such expenses of the Fund, but not above the expense cap.

Shareholder Account Information section

In the Choosing a Share Class subsection, the fourth sentence in the second paragraph is deleted and replaced with the following:

You should note, however, that if you invest in the Funds through a financial intermediary, different guidelines, conditions and restrictions may apply than if you held your shares in the Fund directly or through another financial intermediary.

In the Choosing a Share Class subsection, the last sentence in the fifth paragraph is deleted and replaced with the following:

Thus, a registered representative may have an incentive for you to invest in one share class over another (e.g., a purchase of $100,000 of Class B shares (if available) generally results in greater compensation to the selling broker-dealer versus a similar purchase of Class A shares that takes advantage of a breakpoint).

In the Choosing a Share Class subsection, the second sentence in the sixth paragraph is deleted and replaced with the following:

As an example, shareholders making investments below the first Class A “breakpoint” (or discount) level are generally better off purchasing Class B shares (if available).

Overview of the Share Classes section

The first paragraph is deleted and replaced with the following:

Each Fund of the Trust may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular share class; (ii) the initial sales charges and CDSCs, if any, applicable to the class; (iii) the distribution (12b-1) fee, if any, or service fees paid by the class of shares; (iv) any shareholder privileges that are applicable to a particular share class that would entitle you to reductions or waivers on sales charges, including contingent deferred sales charges, that might otherwise apply to a purchase or sale, as described further below in this section and in the appendix to this Prospectus; and (v) any services you may receive from a financial intermediary. Please consult with your financial adviser to assist you in making your decision. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with eligibility requirements such as investor type and investment minimums. Please refer to the Prospectus

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fee table for more information on the fees and expenses of a particular Fund’s share classes. Because the information in this section and in the appendix to this Prospectus about sales charges and waivers and reductions of sales charges is disclosed in this Prospectus (including the appendix) and the Trust’s SAI, and both this Prospectus (including the appendix) and the SAI are posted on the Pacific Funds website, this information is not separately provided on the website.

In the Share Class Eligibility – Class I Shares subsection, the second paragraph is deleted and replaced with the following:

Institutional Investors are corporations, retirement plans, foundations/endowments and investors who purchase through a fee-based advisory program offered through a selling group member that enters into a fee-based advisory program agreement with the distributor of the Trust’s Funds. In a fee-based advisory program, a financial intermediary typically charges each investor a single fee based on the value of the investor’s account in exchange for providing various services (like management, brokerage and custody) to that account.

In the Sales Charges – Waivers and Reductions subsection, the following is added as a new first paragraph:

The availability of the sales charge waivers and reductions (discounts) described in this section and the following Contingent Deferred Sales Charges section of the Prospectus will depend upon whether you purchase or redeem your Class A shares directly from a Fund or through a financial intermediary, as well as through which financial intermediary you transact your shares. Financial intermediary-specific sales charge waivers and reductions that may vary from the waivers and reductions described below are set forth in the appendix to this Prospectus, Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries. In all circumstances, it is your responsibility to notify the Fund (if you purchased directly from the Fund) or your financial intermediary (if you purchased through a financial intermediary) at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions.

In the Sales Charges – Waivers and Reductions – Waiver of the Class A Initial Sales Charges subsection, the fourth, fifth, sixth and eighth bullet points are deleted and replaced with the following:

•	Investors who purchase through a fee-based advisory program sponsored by a financial intermediary or similar program under which clients pay a fee to the financial intermediary;
•	Investors who purchase through an omnibus account sponsored by a financial intermediary that does not accept or charge the Class A initial sales charge (Note: Your financial intermediary may charge transaction fees or additional fees that are separate from Fund fees and expenses.);
•	Qualified retirement plans where the plan’s investments are part of an omnibus account sponsored by a financial intermediary that does not accept or charge the Class A initial sales charge (Note: Your financial intermediary may charge transaction fees or additional fees that are separate from Fund fees and expenses.);
•	Investors who purchase through a self-directed investment brokerage account offered by a financial intermediary that does not accept or charge the Class A initial sales charge (Note: Your financial intermediary may charge transaction fees or additional fees that are separate from Fund fees and expenses.).

In the Sales Charges – Waivers and Reductions – Requirements subsection, the second sentence is deleted and replaced with the following:

Any financial intermediary initiating a purchase at NAV is responsible for verifying that each purchase is executed in accordance with the waiver guidelines outlined above or in the appendix to the Prospectus, as applicable.

In the Reduction of Initial Sales Charge (Class A Shares) – Letter of Intent Privilege subsection, the first sentence is deleted and replaced with the following:

Allows you to pledge to purchase Class A shares over a 13-month period and pay the same sales charge (if any) as if the shares had all been purchased at once whether you hold your shares directly with a Fund or through another financial intermediary.

In the Reduction of Initial Sales Charge (Class A Shares) – Rights of Accumulation Privilege subsection, the first sentence is deleted and replaced with the following:

Allows you and your immediate family members and participants of a SIMPLE and SEP group plan to include the current value (calculated at the offering price) or original purchase amounts (calculated net of any applicable sales charges) less withdrawals, whichever is more beneficial, in all share classes of accounts already owned in order to calculate the sales charge breakpoint for the next purchase at the offering price, whether you hold your shares directly with a Fund or through another financial intermediary.

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In the Contingent Deferred Sales Charges (“CDSCs”) – CDSC Waivers subsection, the first sentence in the second paragraph is deleted and replaced with the following:

Any financial intermediary initiating a redemption eligible for a CDSC waiver is responsible for verifying that each redemption is executed in accordance with the CDSC waiver guidelines outlined above or in the appendix to the Prospectus, as applicable.

Purchasing Shares section

In the How to Purchase Shares subsection, the last paragraph in the “By Mail – Opening an account” column is deleted and replaced with the following:

Purchase and sale orders for accounts held directly with the Trust are executed at the next net asset value (“NAV”), plus or minus any applicable sales charges, determined after the transfer agent of the Trust receives an order in proper form at its processing location in Westborough, MA (which may not be the same day the order is first received at the Trust’s P.O. Box for any orders sent to the Trust’s P.O. Box as these orders must be picked up and delivered to the Trust’s Westborough, MA location for review and processing). Purchase and sale orders for accounts held with a financial intermediary are executed at the next NAV, plus or minus any applicable sales charges, determined after the order is received by the financial intermediary in proper form. Please see Execution of Your Requests subsection below.

Other Fund Information section

The first sentence in the Execution of Your Requests subsection is deleted and replaced with the following:

Purchase and sale orders for accounts held directly with the Trust are executed at the next net asset value (“NAV”), plus or minus any applicable sales charges, determined after the transfer agent of the Trust receives an order in proper form at its processing location in Westborough, MA (which may not be the same day the order is first received at the Trust’s P.O. Box for any orders sent to the Trust’s P.O. Box as these orders must be picked up and delivered to the Trust’s Westborough, MA location for review and processing). Purchase and sale orders for accounts held with a financial intermediary are executed at the next NAV, plus or minus any applicable sales charges, determined after the order is received by the financial intermediary in proper form.

Disclosure Changes to Where to Go for More Information

On the page titled Where to Go for More Information, the following is added as a new paragraph before the Annual, Semi-Annual and Quarterly Reports subsection:

Appendix to the Prospectus

The appendix to this Prospectus, titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries, is a separate document that is incorporated by reference into this Prospectus and contains information on sales charge reductions and waivers available through specific financial intermediaries that differ from the sales charge waivers and reductions disclosed in this Prospectus and the related Statement of Additional Information.

Immediately after the page titled Where to Go for More Information, a new Appendix is added as follows:

APPENDIX

Appendix to the Prospectus dated August 1, 2016

VARIATIONS IN SALES CHARGE WAIVERS AND DISCOUNTS

AVAILABLE THROUGH SPECIFIC FINANCIAL INTERMEDIARIES

The information in this Appendix is a part of, and incorporated into, the Prospectus for the Funds, and must be delivered with the Prospectus.

The Funds offer several ways to waive or reduce the front-end sales charge on Class A shares, which are set forth in the Funds’ prospectus. The prospectus also describes the circumstances under which the Funds will waive or reduce the contingent deferred sales charge (“CDSC”) imposed on redemptions of Class C shares and certain Class A shares purchased at net asset value. The availability of the sales charge waivers and reductions discussed in the prospectus will depend upon whether you purchase your shares directly from a Fund or through a financial intermediary. Merrill Lynch has different policies and procedures regarding the availability of sales charge waivers and reductions, which are set forth below.

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These waivers and discounts may vary from waivers and reductions described in the prospectus. This Appendix will only be updated based on information provided by the applicable firm. In all circumstances, it is your responsibility to notify your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. Please contact your financial intermediary for more information about the sales charge waivers or reductions available to you.

Class A and Class C Share Sales Charge Waivers and Reductions Available Through Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed in the Funds’ prospectus or Statement of Additional Information. Additional details regarding these waivers and discounts are available from Merrill Lynch.

FRONT-END SALES CHARGE WAIVERS ON CLASS A SHARES AVAILABLE AT MERRILL LYNCH

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the plan is a group plan (more than one participant), the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within Pacific Funds Series Trust)
Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members

Directors or Trustees of the Fund, employees of the Fund’s investment adviser and other service providers to the Fund or any of their affiliates, and immediate family members of the foregoing, as described in the prospectus (if applicable)

Shares purchased from the proceeds of redemptions within Pacific Funds Series Trust, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as a Right of Reinstatement)

Shares exchanged from Class A shares of the same fund or another fund within Pacific Funds Series Trust that were previously assessed a sales charge
CDSC WAIVERS ON CLASS A AND CLASS C SHARES AVAILABLE AT MERRILL LYNCH
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 701/2
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a Right of Reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms
FRONT-END LOAD DISCOUNTS AVAILABLE AT MERRILL LYNCH: BREAKPOINTS, RIGHTS OF ACCUMULATION & LETTERS OF INTENT
Breakpoints as described in the prospectus

Rights of Accumulation (“ROA”), which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Pacific Funds Series Trust assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible Pacific Funds Series Trust assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (“LOI”), which allow for breakpoint discounts based on anticipated purchases within Pacific Funds Series Trust, through Merrill Lynch, over a 13-month period of time. Part of the LOI amount committed may be held in escrow to cover additional sales charges that would have applied at the lower purchase amount if the total purchases made over the 13 month period are not sufficient to qualify for the breakpoint discount.

Form No.	PFSUP0417